UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund

Bank Loans 2.1%

	Principal Amount		Market Value
Information Technology Services 1.1%
First Data Corp., 1st Lien Tranche B Term Loan, 4.18%, 07/08/22		$1,700,000	$1,666,425

			1,666,425

Real Estate Investment Trusts (REITs) 1.0%
Communication Sales & Leasing, Inc. 1st Lien Tranche B Term Loan, 5.00%, 10/24/22		1,745,614	1,633,895

			1,633,895
Total Bank Loans (cost $3,344,471)			3,300,320

Corporate Bonds 89.6%

	Principal Amount		Market Value
Aerospace & Defense 0.9%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		2,250,000	1,524,375

Air Freight & Logistics 0.6%
Air Medical Merger Sub Corp., 6.38%, 05/15/23(a)		1,100,000	968,000

Airlines 3.3%
Air Canada, 7.75%, 04/15/21(a)		2,850,000	2,857,125
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20(a)		3,000,000	2,385,000

			5,242,125

Auto Components 2.0%
ZF North America Capital, Inc. 4.50%, 04/29/22(a)		1,300,000	1,252,875
2.75%, 04/27/23	EUR	2,000,000	1,995,330

			3,248,205

Banks 4.3%
Citigroup, Inc., Series R, Class R, 6.13%, 11/15/20(b)		$3,955,000	3,978,453
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)		940,000	923,563
Societe Generale SA, 4.75%, 11/24/25		2,140,000	2,029,375

			6,931,391

Beverages 0.9%
Constellation Brands, Inc., 4.75%, 12/01/25		1,445,000	1,491,962

Capital Markets 1.7%
Goldman Sachs Group, Inc. (The), Series M, 5.37%, 05/10/20(b)		2,750,000	2,684,688

Chemicals 1.3%
Platform Specialty Products Corp., 10.38%, 05/01/21(a)		2,250,000	2,098,125

Commercial Services & Supplies 4.0%
GFL Escrow Corp., 9.88%, 02/01/21(a)		785,000	789,906
La Financiere Atalian SAS, 7.25%, 01/15/20(a)	EUR	800,000	909,972
Prospect Medical Holdings, Inc., 8.38%, 05/01/19(a)		$2,500,000	2,571,500
Verisure Holding AB, 6.00%, 11/01/22	EUR	2,000,000	2,234,306

			6,505,684

Communications Equipment 0.7%
Avaya, Inc., 7.00%, 04/01/19(a)		$1,700,000	1,130,500

Consumer Finance 3.1%
Aircastle Ltd., 5.50%, 02/15/22		1,750,000	1,741,250
Ally Financial, Inc. 3.25%, 11/05/18		1,700,000	1,666,000
5.75%, 11/20/25		585,000	583,537
Fly Leasing Ltd., 6.38%, 10/15/21		1,071,000	1,036,193

			5,026,980

Containers & Packaging 0.7%
Ball Corp. 3.50%, 12/15/20	EUR	365,000	405,388
4.38%, 12/15/23		725,000	804,046

			1,209,434

Distributors 2.5%
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 06/15/23(a)		$2,250,000	1,710,000
Group 1 Automotive, Inc., 5.25%, 12/15/23(a)		2,420,000	2,274,800

			3,984,800

Diversified Financial Services 2.1%
Mercury Bondco PLC, 9.00%, 05/30/21(c)	EUR	3,200,000	3,310,565

Diversified Telecommunication Services 5.4%
CCOH Safari LLC, 5.75%, 02/15/26(a)		$2,235,000	2,222,417
EarthLink Holdings Corp., 8.88%, 05/15/19		2,690,000	2,703,450
Frontier Communications Corp., 7.13%, 01/15/23		1,750,000	1,456,875
Sprint Capital Corp., 6.90%, 05/01/19		750,000	600,000
Virgin Media Finance PLC, 4.50%, 01/15/25	EUR	1,600,000	1,637,950

			8,620,692

Food & Staples Retailing 2.2%
BI-LO LLC/ BI-LO Finance Corp., 9.25%, 02/15/19(a)		$2,300,000	2,185,000
Tops Holding LLC/Tops Markets II Corp., 8.00%, 06/15/22(a)		1,500,000	1,425,000

			3,610,000

Food Products 3.4%
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc., 9.88%, 02/01/20(a)		3,000,000	3,093,750
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25(a)		3,190,000	2,440,350

			5,534,100

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Gas Utilities 1.0%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.88%, 06/01/25(a)		$2,000,000	$1,562,096

Health Care Providers & Services 9.4%
Centene Escrow Corp., 6.13%, 02/15/24(a)		2,250,000	2,311,875
DJO Finco, Inc./ DJO Finance LLC/ DJO Finance Corp., 8.13%, 06/15/21(a)		2,750,000	2,310,000
HCA, Inc., 5.88%, 02/15/26		4,260,000	4,345,200
HealthSouth Corp., 5.13%, 03/15/23		2,660,000	2,580,200
LifePoint Health, Inc., 5.88%, 12/01/23		3,470,000	3,600,125

			15,147,400

Hotels, Restaurants & Leisure 9.7%
Aramark Services, Inc., 5.13%, 01/15/24(a)		355,000	366,537
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20		2,625,000	2,441,250
Eldorado Resorts, Inc., 7.00%, 08/01/23(a)		1,500,000	1,477,500
Golden Nugget Escrow, Inc., 8.50%, 12/01/21(a)		3,250,000	3,152,500
Grupo Posadas SAB de CV, 7.88%, 06/30/22(a)		2,500,000	2,362,500
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21(a)		2,550,000	2,505,375
Sabre GLBL, Inc., 5.25%, 11/15/23(a)		1,510,000	1,494,900
Viking Cruises Ltd., 6.25%, 05/15/25(a)		2,250,000	1,878,750

			15,679,312

Household Durables 1.0%
KB Home, 7.00%, 12/15/21		1,680,000	1,579,200

Insurance 1.6%
CNO Financial Group, Inc., 5.25%, 05/30/25		2,495,000	2,519,950

Internet Software & Services 0.9%
Blue Coat Holdings, Inc., 8.38%, 06/01/23(a)		1,380,000	1,393,800

Leisure Products 2.0%
Cirsa Funding Luxembourg SA 8.75%, 05/15/18	EUR	1,062,164	1,157,834
5.88%, 05/15/23		2,000,000	2,014,938

			3,172,772

Machinery 2.1%
CNH Industrial Capital LLC, 4.38%, 11/06/20		$3,500,000	3,325,000

Marine 1.1%
Teekay Corp., 8.50%, 01/15/20(a)		2,910,000	1,833,300

Media 2.0%
Intelsat Luxembourg SA, 6.75%, 06/01/18		3,000,000	2,197,500
Lamar Media Corp., 5.75%, 02/01/26(a)		1,005,000	1,035,150

			3,232,650

Metals & Mining 5.2%
AK Steel Corp. 8.75%, 12/01/18		1,750,000	1,491,875
7.63%, 10/01/21		1,000,000	362,500
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.13%, 05/01/18(a)		4,250,000	4,080,000
Steel Dynamics, Inc., 5.50%, 10/01/24		2,750,000	2,481,875

			8,416,250

Multiline Retail 2.0%
JC Penney Corp., Inc., 8.13%, 10/01/19		3,500,000	3,213,000

Oil, Gas & Consumable Fuels 4.0%
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23(a)		1,695,000	1,550,925
Petrobras International Finance Co., 6.75%, 01/27/41		500,000	314,225
Petroleos Mexicanos, 6.38%, 02/04/21(a)		1,010,000	1,020,396
Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23(a)		1,415,000	1,305,338
YPF SA, 8.88%, 12/19/18(a)		2,200,000	2,244,000

			6,434,884

Pharmaceuticals 1.1%
Alphabet Holding Co., Inc., 7.75%, 11/01/17(d)		1,750,000	1,710,625

Real Estate Investment Trusts (REITs) 0.6%
Communications Sales & Leasing, Inc./CSL Capital LLC, 6.00%, 04/15/23(a)		1,000,000	955,000

Road & Rail 2.7%
Europcar Groupe SA, 5.75%, 06/15/22	EUR	1,000,000	1,097,058
OPE KAG Finance Sub, Inc., 7.88%, 07/31/23(a)		$1,750,000	1,708,437
United Rentals North America, Inc., 5.50%, 07/15/25		1,800,000	1,606,500

			4,411,995

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

Corporate Bonds (continued)

	Principal Amount		Market Value
Specialty Retail 1.0%
New Look Secured Issuer PLC, 6.50%, 07/01/22	GBP	1,200,000	$1,671,408

Thrifts & Mortgage Finance 0.9%
Quicken Loans, Inc., 5.75%, 05/01/25(a)		$1,500,000	1,408,125

Wireless Telecommunication Services 2.2%
Sprint Corp., 7.63%, 02/15/25		3,050,000	2,083,531
T-Mobile USA, Inc., 6.38%, 03/01/25		1,500,000	1,503,750

			3,587,281

Total Corporate Bonds (cost $153,101,269)			144,375,674

Total Investments (cost $156,445,740) (e) — 91.7%			147,675,994
Other assets in excess of liabilities — 8.3%			13,389,851

NET ASSETS — 100.0%			$161,065,845

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $69,194,387 which represents 42.96% of net assets.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date reflects the next call date.
(c)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the payment-in-kind rate.
(d)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(e)	At January 31, 2016, the tax basis cost of the Fund’s investments was $156,445,740, tax unrealized appreciation and depreciation were $442,434 and $(9,212,180), respectively.

AB	Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAS	Joint Stock Company
SpA	Limited Share Company

Currency:
EUR	Euro
GBP	Great British Pound

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

At January 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
British Pound	Bank of America NA	02/16/16	(1,200,000)	$(1,732,476)	$(1,709,902)	$22,574
Euro	Bank of America NA	02/16/16	(14,133,777)	(15,347,162)	(15,316,025)	31,137
Euro	Bank of America NA	02/16/16	(847,000)	(919,588)	(917,849)	1,739

Total Short Contracts				$(17,999,226)	$(17,943,776)	$55,450

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Global High Yield Fund (Continued)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$55,450

Total		$55,450

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund

Asset-Backed Securities 12.9%

	Principal Amount	Market Value
Other 12.9%
American Homes 4 Rent, Series 2014-SFR1, Class D, 2.78%, 06/17/31(a)(b)	$520,000	$496,794
American Residential Properties Trust, Series 2014-SFR1, Class E, 4.35%, 09/17/31(a)(b)	500,000	484,582
Home Partners of America Trust, Series 2016-1, Class A, 2.07%, 03/17/33(a)(b)	400,000	393,180
Invitation Homes Trust Series 2014-SFR1, Class E, 3.68%, 06/17/31(a)(b)	520,000	501,062
Series 2014-SFR1, Class E, 4.18%, 06/17/31(a)(b)	250,000	237,654
Series 2014-SFR3, Class F, 4.93%, 12/17/31(a)(b)	500,000	497,658
SWAY ResidentialTrust, Series 2014-1, Class E, 4.73%, 01/17/32(a)(b)	500,000	489,995

		3,100,925

Total Asset-Backed Securities (cost $3,145,079)		3,100,925

Bank Loans 6.1%

	Principal Amount	Market Value
Chemicals 1.9%
MacDermid, Inc. 1st Lien Tranche B3 Term Loan, 5.50%, 06/07/20	498,750	463,124

Information Technology Services 1.2%
First Data Corp., 1st Lien Tranche B Term Loan, 4.18%, 07/08/22	300,000	294,075

Real Estate Investment Trusts (REITs) 2.0%
Communication Sales & Leasing, Inc. 1st Lien Tranche B Term Loan, 5.00%, 10/24/22	498,747	466,827

Wireless Telecommunication Services 1.0%
T-Mobile USA, Inc. 1st Lien Tranche B Term Loan, 3.50%, 11/09/22	250,000	250,048

Total Bank Loans (cost $1,508,753)		1,474,074

Collateralized Mortgage Obligations 8.5%

	Principal Amount	Market Value
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C02, Class 1M2, 3.03%, 05/25/24(a)	560,000	473,612
Series 2014-C03, Class 1M2, 3.43%, 07/25/24(a)	250,000	219,589
Series 2015-C02, Class 1M2, 4.43%, 05/25/25(a)	820,000	754,945
Series 2015-C03, Class 1M2, 5.43%, 07/25/25(a)	500,000	478,697
Federal National Mortgage Association REMICS, Series 2004-31, Class SG, IO, 6.67%, 08/25/33(a)	477,908	32,086
Government National Mortgage Association Series 2011-167, Class IO, IO, 5.00%, 12/16/20	786,999	41,187
Series 2011-135, Class QI, IO, 4.50%, 06/16/41	255,513	43,433

Total Collateralized Mortgage Obligations (cost $2,127,721)		2,043,549

Commercial Mortgage Backed Securities 3.6%

	Principal Amount	Market Value
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D 3.74%, 11/15/48(a)	250,000	190,640

GS Mortgage Securities Trust, Series 2015-GS1, Class D 3.27%, 11/10/48	250,000	174,437

JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class D 4.82%, 08/15/47(a)(b)	300,000	232,271

Wells Fargo Commercial Mortgage Trust Series 2015-C29, Class D, 4.37%, 06/15/48(a)	300,000	221,827
Series 2015-NXS1, Class D, 4.24%, 05/15/48(a)	45,000	33,646

Total Commercial Mortgage Backed Securities (cost $919,281)		852,821

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds 64.7%

	Principal Amount		Market Value
Aerospace & Defense 0.7%
Kratos Defense & Security Solutions, Inc., 7.00%, 05/15/19		$250,000	$169,375

Air Freight & Logistics 0.5%
Air Medical Merger Sub Corp., 6.38%, 05/15/23(b)		150,000	132,000

Airlines 1.7%
Air Canada Pass Through Trust, Series 2013-1, Class B, 5.38%, 05/15/21(b)		88,867	87,312
Air Canada Pass Through Trust, Series 2015-2, Class AA, 3.75%, 12/15/27(b)		315,000	315,787

			403,099

Automobiles 1.7%
General Motors Financial Co., Inc., 4.30%, 07/13/25		250,000	237,797
Harley-Davidson Financial Services, Inc., 2.85%, 01/15/21(b)		165,000	167,207

			405,004

Banks 8.8%
Bank of America NA, 2.05%, 12/07/18		500,000	500,381
Citigroup, Inc., Series R, Class R, 6.13%, 11/15/20(c)		375,000	377,223
Cooperatieve Rabobank UA/NY, 2.50%, 01/19/21		250,000	251,050
Huntington National Bank (The), 2.20%, 11/06/18		500,000	500,857
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		200,000	196,503
Societe Generale SA, 4.75%, 11/24/25		310,000	293,975

			2,119,989

Beverages 1.9%
Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/46		225,000	233,004
Constellation Brands, Inc., 4.75%, 12/01/25		210,000	216,825

			449,829

Capital Markets 1.3%
Stifel Financial Corp., 3.50%, 12/01/20		305,000	304,537

Commercial Services & Supplies 1.3%
GFL Escrow Corp., 9.88%, 02/01/21(b)		190,000	191,188
La Financiere Atalian SAS, 7.25%, 01/15/20(b)	EUR	100,000	113,746

			304,934

Communications Equipment 0.7%
Avaya, Inc., 7.00%, 04/01/19(b)		$250,000	166,250

Consumer Finance 4.5%
Aircastle Ltd., 5.50%, 02/15/22		500,000	497,500
Ally Financial, Inc. 3.25%, 11/05/18		500,000	490,000
5.75%, 11/20/25		85,000	84,788

			1,072,288

Containers & Packaging 0.9%
Ball Corp. 3.50%, 12/15/20	EUR	100,000	111,065
4.38%, 12/15/23		100,000	110,903

			221,968

Distributors 2.1%
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 06/15/23(b)		$250,000	190,000
Group 1 Automotive, Inc., 5.25%, 12/15/23(b)		335,000	314,900

			504,900

Diversified Financial Services 1.6%
Intercontinental Exchange, Inc., 3.75%, 12/01/25		380,000	389,524

Diversified Telecommunication Services 4.7%
AT&T, Inc., 4.13%, 02/17/26		160,000	159,894
CCOH Safari LLC, 5.75%, 02/15/26(b)		215,000	213,790
EarthLink Holdings Corp., 8.88%, 05/15/19		368,000	369,840
Frontier Communications Corp. 7.13%, 01/15/23		250,000	208,125
11.00%, 09/15/25(b)		200,000	192,750

			1,144,399

Energy Equipment & Services 1.1%
Schlumberger Holdings Corp. 3.63%, 12/21/22(b)		170,000	166,337
4.00%, 12/21/25(b)		100,000	97,379

			263,716

Food & Staples Retailing 2.0%
BI-LO LLC/ BI-LO Finance Corp., 9.25%, 02/15/19(b)		250,000	237,500
Tops Holding LLC/Tops Markets II Corp., 8.00%, 06/15/22(b)		250,000	237,500

			475,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food Products 0.8%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 06/15/25(b)	$250,000	$191,250

Health Care Providers & Services 4.5%
Centene Escrow Corp., 6.13%, 02/15/24(b)	445,000	457,238
HCA, Inc., 5.88%, 02/15/26	425,000	433,500
HealthSouth Corp., 5.13%, 03/15/23	200,000	194,000

		1,084,738

Hotels, Restaurants & Leisure 3.2%
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 8.00%, 10/01/20	375,000	348,750
Mohegan Tribal Gaming Authority, 9.75%, 09/01/21(b)	250,000	245,625
Sabre GLBL, Inc., 5.25%, 11/15/23(b)	190,000	188,100

		782,475

Insurance 1.5%
CNO Financial Group, Inc., 5.25%, 05/30/25	360,000	363,600

Machinery 0.8%
CNH Industrial Capital LLC, 4.38%, 11/06/20	200,000	190,000

Marine 1.1%
Teekay Corp., 8.50%, 01/15/20(b)	415,000	261,450

Media 1.2%
Intelsat Luxembourg SA, 6.75%, 06/01/18	250,000	183,125
Lamar Media Corp., 5.75%, 02/01/26(b)	100,000	103,000

		286,125

Metals & Mining 1.4%
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 7.13%, 05/01/18(b)	350,000	336,000

Multiline Retail 1.4%
JC Penney Corp., Inc., 8.13%, 10/01/19	375,000	344,250

Oil, Gas & Consumable Fuels 4.8%
Devon Energy Corp., 5.85%, 12/15/25	165,000	154,109
EOG Resources, Inc., 4.15%, 01/15/26	210,000	207,928
Marathon Petroleum Corp., 3.40%, 12/15/20	185,000	179,053
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23(b)	165,000	150,975
Petroleos Mexicanos 5.50%, 02/04/19(b)	155,000	157,131
6.38%, 02/04/21(b)	60,000	60,618
Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23(b)	105,000	96,862
YPF SA, 8.88%, 12/19/18(b)	150,000	153,000

		1,159,676

Pharmaceuticals 3.1%
Alphabet Holding Co., Inc., 7.75%, 11/01/17(d)	250,000	244,375
Mylan NV, 3.00%, 12/15/18(b)	500,000	501,000

		745,375

Real Estate Investment Trusts (REITs) 1.7%
Simon Property Group LP, 2.50%, 07/15/21	400,000	402,220

Road & Rail 2.3%
United Rentals North America, Inc., 5.50%, 07/15/25	200,000	178,500
XPO Logistics, Inc., 7.88%, 09/01/19(b)	380,000	379,050

		557,550

Wireless Telecommunication Services 1.4%
Sprint Corp., 7.63%, 02/15/25	505,000	344,978

Total Corporate Bonds (cost $16,232,874)		15,576,499

Short-Term Investment 1.0%

	Principal Amount	Market Value
US Treasuries 1.0%
U.S. Treasury Bill, 0.00%, 03/03/16(e)	250,000	249,950

		249,950
Total Short-Term Investment (cost $249,968)		249,950

Total Investments (cost $24,183,676) (f) — 96.8%		23,297,818
Other assets in excess of liabilities — 3.2%		775,302

NET ASSETS — 100.0%		$24,073,120

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $9,634,644 which represents 40.02% of net assets.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date reflects the next call date.
(d)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(e)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(f)	At January 31, 2016, the tax basis cost of the Fund’s investments was $24,183,676, tax unrealized appreciation and depreciation were $75,096 and $(960,954), respectively.

IO	Interest Only
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company
SAS	Joint Stock Company
SpA	Limited Share Company

Currency:
EUR	Euro

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

At January 31, 2016, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — buy protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount	Implied Credit Spread as of January 31, 2016	Termination Date	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Markit CDX North American Investment Grade Index Series 25	1.00%	$3,000,000	1.011%	12/20/20	$(4,143)	$2,334

					$(4,143)	$2,334

CDX Credit Default Swap Index

1	The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At January 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	Bank of America NA	02/16/16	(205,000)	$(222,599)	$(222,147)	$452
Euro	Bank of America NA	02/16/16	(105,000)	(113,999)	(113,784)	215

Total Short Contracts				$(336,598)	$(335,931)	$667

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
11	U.S. Treasury Ultra Bond	03/21/16	$1,828,062	$80,699

Number of Contracts	Short Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
(23)	10 Year USD Deliverable Interest Rate Swap Futures	03/14/16	$2,439,078	$(78,344)
(27)	5 Year USD Deliverable Interest Rate Swap Futures	03/14/16	2,786,906	(52,313)
(10)	U.S. Treasury 10 Year Note	03/21/16	1,295,781	(17,862)
(81)	U.S. Treasury 5 Year Note	03/31/16	9,774,422	(173,815)

			$16,296,187	$(322,334)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,100,925	$—	$3,100,925
Bank Loans	—	1,474,074	—	1,474,074
Collateralized Mortgage Obligations	—	2,043,549	—	2,043,549
Commercial Mortgage Backed Securities	—	852,821	—	852,821
Corporate Bonds	—	15,576,499	—	15,576,499
Forward Foreign Currency Contracts	—	667	—	667
Futures Contracts	80,699	—	—	80,699
Short-Term Investment	—	249,950	—	249,950

Total Assets	$80,699	$23,298,485	$—	$23,379,184

Liabilities:
Futures Contracts	(322,334)	—	—	(322,334)
Swap Contracts*	—	2,334	—	2,334

Total Liabilities	$(322,334)	$2,334	$—	$(320,000)

Total	$(241,635)	$23,300,819	$—	$23,059,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts, forward foreign currency contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2016. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to hedge against credit market spread exposure. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap plus the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Amundi Strategic Income Fund (Continued)

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$2,334
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	667
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	80,699

Total		$83,700

Liabilities:		Fair Value
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(322,334)

Total		$(322,334)

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 91.2%

	Shares	Market Value
Aerospace & Defense 0.6%
National Presto Industries, Inc.(a)	5,700	$450,813

Air Freight & Logistics 0.2%
Air T, Inc.*	8,700	179,655

Airlines 0.2%
Virgin America, Inc.*	5,700	175,845

Auto Components 1.5%
Cooper Tire & Rubber Co.	24,800	904,208
Standard Motor Products, Inc.	5,900	220,129

		1,124,337

Banks 12.4%
Cardinal Financial Corp.	10,300	196,421
Central Pacific Financial Corp.	82,600	1,730,470
Financial Institutions, Inc.	42,900	1,177,605
First Busey Corp.	61,258	1,128,985
Heartland Financial USA, Inc.	21,500	643,925
MainSource Financial Group, Inc.	92,669	2,055,398
Peapack Gladstone Financial Corp.	26,051	561,660
Sierra Bancorp	35,110	639,002
Suffolk Bancorp	19,200	537,408
TriCo Bancshares	34,404	877,646

		9,548,520

Capital Markets 0.9%
Monroe Capital Corp.(a)	61,430	703,988

Chemicals 3.8%
Chase Corp.	23,870	1,096,826
Chemtura Corp.*	9,600	251,904
Innospec, Inc.	21,300	1,061,805
Tredegar Corp.	39,121	513,659

		2,924,194

Commercial Services & Supplies 3.5%
ACCO Brands Corp.*	52,900	321,103
Ennis, Inc.	91,778	1,832,807
TRC Cos., Inc.*	62,100	548,343
Virco Manufacturing Corp.*	1,400	4,340

		2,706,593

Electric Utilities 4.4%
El Paso Electric Co.	7,900	323,347
Empire District Electric Co. (The)	10,900	319,806
PNM Resources, Inc.	45,200	1,419,732
Portland General Electric Co.	33,300	1,294,371

		3,357,256

Electrical Equipment 0.5%
Allied Motion Technologies, Inc.	11,900	232,526
Ultralife Corp.*	24,300	136,809

		369,335

Electronic Equipment, Instruments & Components 6.5%
Anixter International, Inc.*	20,100	993,744
Celestica, Inc.*	42,900	388,674
Insight Enterprises, Inc.*	75,300	1,779,339
Orbotech Ltd.*	8,600	179,482
Sanmina Corp.*	38,200	715,868
Wayside Technology Group, Inc.	53,463	975,700

		5,032,807

Energy Equipment & Services 1.6%
Atwood Oceanics, Inc.	24,500	150,185
Bristow Group, Inc.	10,800	251,208
Forum Energy Technologies, Inc.*	9,200	103,132
Gulf Island Fabrication, Inc.	18,000	156,960
Helix Energy Solutions Group, Inc.*	15,900	64,077
Matrix Service Co.*	15,600	295,776
Oil States International, Inc.*	5,100	143,973
Tidewater, Inc.(a)	7,600	40,356

		1,205,667

Food & Staples Retailing 0.7%
Weis Markets, Inc.	12,800	519,936

Food Products 0.4%
John B. Sanfilippo & Son, Inc.	5,000	299,950

Health Care Equipment & Supplies 2.7%
FONAR Corp.*	91,921	1,278,621
Symmetry Surgical, Inc.*	41,100	362,502
Utah Medical Products, Inc.	8,330	469,562

		2,110,685

Health Care Providers & Services 1.1%
LifePoint Health, Inc.*	2,000	139,580
Magellan Health, Inc.*	6,700	381,900
PharMerica Corp.*	12,000	356,280

		877,760

Hotels, Restaurants & Leisure 1.6%
Ark Restaurants Corp.	15,024	323,917
Marriott Vacations Worldwide Corp.	15,800	780,362
RCI Hospitality Holdings, Inc.*	11,800	97,586

		1,201,865

Household Durables 1.4%
CSS Industries, Inc.	24,700	691,847
Hooker Furniture Corp.	12,300	353,133

		1,044,980

Household Products 0.8%
Central Garden & Pet Co.*	14,100	190,209
Oil-Dri Corp. of America	10,900	408,750

		598,959

Information Technology Services 1.9%
NCI, Inc., Class A	39,911	503,677
Net 1 UEPS Technologies, Inc.*	66,900	727,872
Sykes Enterprises, Inc.*	8,700	256,128

		1,487,677

Insurance 7.9%
Employers Holdings, Inc.	57,400	1,429,834
Hallmark Financial Services, Inc.*	66,240	722,016
HCI Group, Inc.(a)	6,900	229,425
Selective Insurance Group, Inc.	48,400	1,515,404
United Fire Group, Inc.	55,324	2,137,166

		6,033,845

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services 0.3%
Reis, Inc.	9,400	$211,970

Machinery 9.1%
Crane Co.	11,200	534,912
Douglas Dynamics, Inc.	54,904	1,090,393
Eastern Co. (The)	30,500	506,605
Federal Signal Corp.	108,500	1,604,715
FreightCar America, Inc.	16,900	321,945
Kadant, Inc.	20,400	791,724
Lydall, Inc.*	16,600	468,950
Miller Industries, Inc.	77,126	1,657,438

		6,976,682

Marine 0.6%
Costamare, Inc.(a)	61,350	446,015

Media 0.7%
Saga Communications, Inc., Class A	12,900	540,639

Multi-Utilities 0.8%
NorthWestern Corp.	10,600	591,904

Oil, Gas & Consumable Fuels 1.4%
Alon USA Energy, Inc.(a)	11,000	138,380
Carrizo Oil & Gas, Inc.*	11,100	301,143
Earthstone Energy, Inc.*(a)	15,388	188,811
Par Pacific Holdings, Inc.*	10,400	248,768
PBF Energy, Inc., Class A	4,300	150,457
Synergy Resources Corp.*	11,900	75,446

		1,103,005

Paper & Forest Products 3.7%
Mercer International, Inc.	170,300	1,251,705
Schweitzer-Mauduit International, Inc.	38,800	1,629,600

		2,881,305

Professional Services 1.5%
Korn/Ferry International	37,848	1,166,097

Real Estate Investment Trusts (REITs) 6.3%
Agree Realty Corp.	17,800	657,176
Corporate Office Properties Trust	55,800	1,244,340
DCT Industrial Trust, Inc.	9,250	331,057
One Liberty Properties, Inc.	45,900	951,048
Post Properties, Inc.	15,700	899,453
PS Business Parks, Inc.	4,400	380,952
Urstadt Biddle Properties, Inc., Class A	16,912	343,314

		4,807,340

Semiconductors & Semiconductor Equipment 2.2%
Cabot Microelectronics Corp.*	9,200	373,888
Cascade Microtech, Inc.*	60,200	954,170
inTEST Corp.*	41,900	167,600
NVE Corp.	3,400	168,640

		1,664,298

Software 1.3%
BSQUARE Corp.*	126,000	774,900
Mind CTI Ltd.	78,989	187,204

		962,104

Specialty Retail 2.7%
Cato Corp. (The), Class A	45,800	1,847,114
Express, Inc.*	15,400	261,184

		2,108,298

Technology Hardware, Storage & Peripherals 0.9%
TransAct Technologies, Inc.	93,322	721,379

Textiles, Apparel & Luxury Goods 0.3%
Crown Crafts, Inc.	24,392	207,332

Thrifts & Mortgage Finance 4.1%
First Defiance Financial Corp.	58,525	2,278,378
Flagstar Bancorp, Inc.*	45,200	842,980

		3,121,358

Wireless Telecommunication Services 0.7%
Spok Holdings, Inc.	31,800	572,718

Total Common Stocks (cost $70,771,018)		70,037,111

Exchange Traded Funds 6.2%

	Shares	Market Value
Equity Funds 6.2%
Guggenheim S&P Smallcap 600 Pure Value ETF	28,300	$1,397,227
iShares Russell 2000 Value ETF	15,000	1,288,800
Vanguard Small-Cap Value ETF	22,400	2,071,104

		4,757,131

Total Exchange Traded Funds (cost $5,009,757)		4,757,131

Mutual Fund 0.2%

Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	181,233	181,233

Total Mutual Fund (cost $181,233)		181,233

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

Repurchase Agreement 2.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $1,940,447, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $1,979,200.(c)	$1,940,392	$1,940,392

Total Repurchase Agreement (cost $1,940,392)		1,940,392

Total Investments (cost $77,902,400) (d) — 100.1%		76,915,867
Liabilities in excess of other assets — (0.1%)		(72,912)

NET ASSETS — 100.0%		$76,842,955

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $2,019,629.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $2,121,625.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $78,006,665, tax unrealized appreciation and depreciation were $5,179,393 and $(6,270,191), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
REIT	Real Estate Investment Trust

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Cognitive Value Fund (Continued)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$70,037,111	$—	$—	$70,037,111
Exchange Traded Funds	4,757,131	—	—	4,757,131
Mutual Fund	181,233	—	—	181,233
Repurchase Agreement	—	1,940,392	—	1,940,392

Total	$74,975,475	$1,940,392	$—	$76,915,867

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund

Common Stocks 92.5%

	Shares	Market Value
ARGENTINA 1.3%
Banks 0.7%
Grupo Financiero Galicia SA, ADR(a)	30,000	$818,700

Oil, Gas & Consumable Fuels 0.6%
YPF SA, ADR	35,000	589,400

		1,408,100

BRAZIL 1.5%
Beverages 0.9%
Ambev SA, ADR	200,000	934,000

Paper & Forest Products 0.6%
Fibria Celulose SA, ADR	60,000	663,000

		1,597,000

CHINA 12.2%
Automobiles 0.5%
Geely Automobile Holdings Ltd.	1,200,000	516,608

Banks 2.8%
China Construction Bank Corp., H Shares	1,500,000	915,743
China Merchants Bank Co., Ltd., H Shares	250,000	485,968
Industrial & Commercial Bank of China Ltd., H Shares	3,000,000	1,561,324

		2,963,035

Insurance 2.0%
PICC Property & Casualty Co., Ltd., H Shares	1,200,000	2,052,667

Internet Software & Services 3.9%
NetEase, Inc., ADR-CN	15,000	2,342,100
Tencent Holdings Ltd.	100,000	1,878,670

		4,220,770

Oil, Gas & Consumable Fuels 0.5%
China Petroleum & Chemical Corp., H Shares	1,000,000	564,938

Textiles, Apparel & Luxury Goods 1.2%
Anta Sports Products Ltd.	500,000	1,208,699

Transportation Infrastructure 1.3%
Zhejiang Expressway Co., Ltd., H Shares	1,500,000	1,315,500

		12,842,217

COLOMBIA 3.5%
Banks 2.3%
Bancolombia SA, ADR(a)	80,000	2,360,000

Oil, Gas & Consumable Fuels 1.2%
Ecopetrol SA, ADR(a)	200,000	1,288,000

		3,648,000

EGYPT 2.6%
Banks 2.6%
Commercial International Bank Egypt SAE, GDR REG	687,499	2,671,717

HONG KONG 5.6%
Food & Staples Retailing 0.5%
China Resources Beer Holdings Company Ltd.	300,000	478,415

Independent Power and Renewable Electricity Producers 0.4%
China Resources Power Holdings Co., Ltd.	250,000	425,264

Paper & Forest Products 0.7%
Lee & Man Paper Manufacturing Ltd.	1,250,000	708,396

Real Estate Management & Development 1.7%
China Overseas Land & Investment Ltd.	600,000	1,752,964

Wireless Telecommunication Services 2.3%
China Mobile Ltd.	225,000	2,471,441

		5,836,480

HUNGARY 6.9%
Banks 3.4%
OTP Bank PLC	165,000	3,510,009

Oil, Gas & Consumable Fuels 1.4%
MOL Hungarian Oil & Gas PLC	30,000	1,458,651

Pharmaceuticals 2.1%
Richter Gedeon Nyrt	115,000	2,244,302

		7,212,962

INDIA 5.4%
Automobiles 1.3%
Bajaj Auto Ltd.	40,000	1,386,949

Banks 0.6%
ICICI Bank Ltd., ADR	90,000	598,500

Chemicals 0.9%
UPL Ltd.	150,000	972,717

Information Technology Services 2.1%
HCL Technologies Ltd.	45,000	577,299
Infosys Ltd., ADR	90,000	1,611,899

		2,189,198

Oil, Gas & Consumable Fuels 0.5%
Coal India Ltd.	100,000	473,325

		5,620,689

LUXEMBOURG 1.3%
Food Products 0.7%
Adecoagro SA*	60,000	715,200

Software 0.6%
Globant SA*	20,000	608,400

		1,323,600

MALAYSIA 2.1%
Banks 0.9%
Public Bank Bhd	200,000	887,512

Chemicals 0.6%
Petronas Chemicals Group Bhd	350,000	607,607

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
MALAYSIA (continued)
Electric Utilities 0.6%
Tenaga Nasional Bhd	200,000	$656,133

		2,151,252

NETHERLANDS 0.6%
Household Durables 0.6%
Steinhoff International Holdings NV	140,000	672,448

PAKISTAN 3.2%
Banks 1.0%
Habib Bank Ltd.	198,700	324,016
United Bank Ltd.	550,000	754,674

		1,078,690

Chemicals 1.2%
Engro Corp., Ltd.	500,000	1,271,476

Construction Materials 0.7%
Lucky Cement Ltd.	150,000	695,548

Oil, Gas & Consumable Fuels 0.3%
Pakistan Oilfields Ltd.	150,000	307,693

		3,353,407

RUSSIA 8.0%
Banks 1.6%
Sberbank of Russia PJSC, ADR	300,000	1,665,000

Food & Staples Retailing 1.1%
Magnit PJSC, GDR Reg. S	30,000	1,177,394

Metals & Mining 1.0%
MMC Norilsk Nickel PJSC, ADR	90,000	1,042,816

Oil, Gas & Consumable Fuels 3.7%
Gazprom PAO, ADR	600,000	2,167,715
Lukoil PJSC, ADR	50,000	1,696,000

		3,863,715

Wireless Telecommunication Services 0.6%
Mobile TeleSystems PJSC, ADR	90,000	630,000

		8,378,925

SOUTH AFRICA 4.8%
Banks 0.7%
Capitec Bank Holdings Ltd.	25,000	761,397

Electronic Equipment, Instruments & Components 0.3%
DataTec Ltd.	101,761	270,200

Food Products 0.5%
AVI Ltd.	100,000	501,748

Media 0.7%
Naspers Ltd., Class N	6,000	758,239

Metals & Mining 0.7%
Gold Fields Ltd., ADR	200,000	680,000

Paper & Forest Products 0.5%
Mondi Ltd.	32,000	529,499

Specialty Retail 0.7%
Super Group Ltd./South Africa*	300,000	736,532

Wireless Telecommunication Services 0.7%
Vodacom Group Ltd.	80,000	733,993

		4,971,608

SOUTH KOREA 14.6%
Automobiles 0.5%
Kia Motors Corp.	15,000	569,518

Capital Markets 0.6%
Hyundai Securities Co. Ltd.	150,000	678,890

Chemicals 0.8%
Lotte Chemical Corp.	3,500	814,025

Construction & Engineering 1.3%
Hyundai Engineering & Construction Co., Ltd.*	45,000	1,388,184

Electric Utilities 1.2%
Korea Electric Power Corp.*	28,000	1,229,151

Hotels, Restaurants & Leisure 1.0%
Kangwon Land, Inc.*	30,000	1,036,218

Industrial Conglomerates 1.0%
Hanwha Corp.*	35,000	1,079,647

Insurance 0.8%
Dongbu Insurance Co., Ltd.*	15,000	851,994

Oil, Gas & Consumable Fuels 1.1%
SK Innovation Co. Ltd.*	10,200	1,127,239

Software 0.8%
NCSoft Corp.	4,000	787,460

Technology Hardware, Storage & Peripherals 3.4%
Samsung Electronics Co., Ltd.	3,750	3,627,947

Tobacco 2.1%
KT&G Corp.	25,000	2,165,103

		15,355,376

TAIWAN 11.5%
Diversified Telecommunication Services 1.4%
Chunghwa Telecom Co., Ltd.	480,000	1,487,177

Electronic Equipment, Instruments & Components 2.6%
Hon Hai Precision Industry Co., Ltd.	1,000,000	2,352,606
Hon Hai Precision Industry Co., Ltd., GDR Reg. S	82,320	388,680

		2,741,286

Food Products 1.0%
Uni-President Enterprises Corp.	600,000	1,003,344

Insurance 1.0%
Cathay Financial Holding Co., Ltd.	1,000,000	1,092,127

Semiconductors & Semiconductor Equipment 3.0%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	140,000	3,129,001

Technology Hardware, Storage & Peripherals 1.4%
Pegatron Corp.	650,000	1,485,362

Textiles, Apparel & Luxury Goods 1.1%
Pou Chen Corp.	900,000	1,126,552

		12,064,849

TURKEY 7.4%
Airlines 0.8%
Turk Hava Yollari*	350,000	869,129

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
TURKEY (continued)
Banks 3.2%
Turkiye Garanti Bankasi AS	900,000	$2,274,383
Turkiye Halk Bankasi A/S	300,000	1,038,392

		3,312,775

Food & Staples Retailing 0.8%
BIM Birlesik Magazalar AS	50,000	846,227

Household Durables 0.7%
Arcelik AS	150,000	783,602

Metals & Mining 0.6%
Eregli Demir ve Celik Fabrikalari TAS	600,000	629,836

Transportation Infrastructure 0.6%
TAV Havalimanlari Holding A/S	100,000	593,451

Wireless Telecommunication Services 0.7%
Turkcell Iletisim Hizmetleri A/S	200,000	713,421

		7,748,441

Total Common Stocks (cost $111,347,464)		96,857,071

Preferred Stock 0.7%

	Shares	Market Value
BRAZIL 0.7%
Banks 0.7%
Itau Unibanco Holding SA - Preference Shares ADR	120,000	754,800

Total Preferred Stock (cost $896,280)		754,800

Exchange Traded Funds 4.2%
	Shares	Market Value
UNITED STATES 4.2%
iShares MSCI South Africa ETF	40,000	1,833,200
Market Vectors Russia ETF	125,000	1,810,000
Market Vectors Vietnam ETF	50,000	698,000

Total Exchange Traded Funds (cost $4,893,454)		4,341,200

Mutual Fund 0.1%
	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	103,198	103,198

Total Mutual Fund (cost $103,198)		103,198

Repurchase Agreement 1.1%
	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $1,104,933, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $1,127,000.(c)	$1,104,902	1,104,902

Total Repurchase Agreement (cost $1,104,902)		1,104,902

Total Investments (cost $118,345,298) (d) — 98.6%		103,161,171
Other assets in excess of liabilities — 1.4%		1,415,396

NET ASSETS — 100.0%		$104,576,567

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $1,209,522.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $1,208,100.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $118,520,813, tax unrealized appreciation and depreciation were $1,763,461 and $(17,123,103), respectively.

ADR	American Depositary Receipt
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
Bhd	Private Limited Company
CN	China
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

Ltd.	Limited
NV	Public Traded Company
PAO	Public Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
SA	Stock Company
TAS	Joint Stock Company

At January 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Hungarian Forint	Brown Brothers Harriman & Co.	02/08/16	(950,000,000)	$(3,252,545)	$(3,305,658)	$(53,113)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Airlines	$—	$869,129	$—	$869,129
Automobiles	—	2,473,075	—	2,473,075
Banks	6,520,890	14,106,445	—	20,627,335
Beverages	934,000	—	—	934,000
Capital Markets	—	678,890	—	678,890
Chemicals	—	3,665,825	—	3,665,825
Construction & Engineering	—	1,388,184	—	1,388,184
Construction Materials	—	695,548	—	695,548
Diversified Telecommunication Services	—	1,487,177	—	1,487,177
Electric Utilities	—	1,885,284	—	1,885,284
Electronic Equipment, Instruments & Components	—	3,011,486	—	3,011,486
Food & Staples Retailing	—	2,502,036	—	2,502,036
Food Products	715,200	1,505,092	—	2,220,292
Hotels, Restaurants & Leisure	—	1,036,218	—	1,036,218
Household Durables	672,448	783,602	—	1,456,050
Independent Power and Renewable Electricity Producers	—	425,264	—	425,264
Industrial Conglomerates	—	1,079,647	—	1,079,647
Information Technology Services	1,611,899	577,299	—	2,189,198
Insurance	—	3,996,788	—	3,996,788
Internet Software & Services	2,342,100	1,878,670	—	4,220,770

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Emerging Markets Equity Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Media	$—	$758,239	$—	$758,239
Metals & Mining	680,000	1,672,652	—	2,352,652
Oil, Gas & Consumable Fuels	3,573,400	6,099,561	—	9,672,961
Paper & Forest Products	663,000	1,237,895	—	1,900,895
Pharmaceuticals	—	2,244,302	—	2,244,302
Real Estate Management & Development	—	1,752,964	—	1,752,964
Semiconductors & Semiconductor Equipment	3,129,001	—	—	3,129,001
Software	608,400	787,460	—	1,395,860
Specialty Retail	736,532	—	—	736,532
Technology Hardware, Storage & Peripherals	—	5,113,309	—	5,113,309
Textiles, Apparel & Luxury Goods	—	2,335,251	—	2,335,251
Tobacco	—	2,165,103	—	2,165,103
Transportation Infrastructure	—	1,908,951	—	1,908,951
Wireless Telecommunication Services	630,000	3,918,855	—	4,548,855

Total Common Stocks	$22,816,870	$74,040,201	$—	$96,857,071

Exchange Traded Funds	4,341,200	—	—	4,341,200
Mutual Fund	103,198	—	—	103,198
Preferred Stock	754,800	—	—	754,800
Repurchase Agreement	—	1,104,902	—	1,104,902

Total Assets	$28,016,068	$75,145,103	$—	$103,161,171

Liabilities:
Forward Foreign Currency Contract	$—	$(53,113)	$—	$(53,113)

Total Liabilities	$—	$(53,113)	$—	$(53,113)

Total	$28,016,068	$75,091,990	$—	$103,108,058

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

a)	During the period ended January 31, 2016, there were 3 transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer and at January 31, 2016, was $2,302,322 and $2,001,966, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At January 31, 2016, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.
b)	During the period ended January 31, 2016, there was a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at January 31, 2016, was $469,793 and $736,532, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At January 31, 2016, the Fund valued this security at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2016

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(53,113)

Total		$(53,113)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 96.4%

	Shares	Market Value
ARGENTINA 0.6%
Banks 0.3%
Grupo Financiero Galicia SA, ADR(a)	40,000	$1,091,600

Oil, Gas & Consumable Fuels 0.3%
YPF SA, ADR	60,000	1,010,400

		2,102,000

BELGIUM 4.7%
Banks 0.5%
KBC Groep NV	30,000	1,719,204

Beverages 1.6%
Anheuser-Busch InBev NV	40,000	5,030,660

Chemicals 0.2%
Solvay SA	8,000	662,744

Diversified Telecommunication Services 0.3%
Proximus SADP	30,000	1,037,018

Food & Staples Retailing 1.1%
Delhaize Group	35,000	3,673,601

Insurance 1.0%
Ageas	80,000	3,248,874

		15,372,101

DENMARK 1.6%
Banks 0.3%
Danske Bank A/S	40,000	1,076,458

Electrical Equipment 0.3%
Vestas Wind Systems A/S	15,000	981,515

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	35,000	1,955,395

Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S	10,000	1,337,855

		5,351,223

EGYPT 0.5%
Banks 0.5%
Commercial International Bank Egypt SAE, GDR REG	400,000	1,554,456

FINLAND 3.8%
Diversified Telecommunication Services 0.7%
Elisa OYJ	60,000	2,173,149

Food & Staples Retailing 0.4%
Kesko OYJ, Class B	30,000	1,203,609

Insurance 0.5%
Sampo OYJ, Class A	35,000	1,694,850

Machinery 0.5%
Kone OYJ, Class B	40,000	1,758,165

Oil, Gas & Consumable Fuels 0.7%
Neste OYJ	80,000	2,506,344

Paper & Forest Products 0.7%
UPM-Kymmene OYJ	130,000	2,118,587

Pharmaceuticals 0.3%
Orion OYJ, Class B	30,000	989,765

		12,444,469

FRANCE 8.8%
Aerospace & Defense 2.1%
Safran SA	60,000	3,886,948
Thales SA	35,000	2,664,017

		6,550,965

Auto Components 0.9%
Faurecia	30,000	1,089,721
Valeo SA	15,000	1,949,074

		3,038,795

Automobiles 1.2%
Peugeot SA*	250,000	3,717,438

Banks 0.6%
Societe Generale SA	50,000	1,907,380

Construction & Engineering 0.6%
Vinci SA	30,000	2,032,417

Diversified Telecommunication Services 0.3%
Orange SA	60,000	1,065,339

Information Technology Services 1.2%
Cap Gemini SA	40,000	3,655,230

Insurance 0.8%
SCOR SE	75,000	2,614,367

Multi-Utilities 1.1%
Veolia Environnement SA	150,000	3,616,365

		28,198,296

GERMANY 2.7%
Air Freight & Logistics 0.7%
Deutsche Post AG REG	90,000	2,181,311

Insurance 0.6%
Hannover Rueck SE	20,000	2,104,951

Media 0.3%
ProSiebenSat.1 Media SE	20,000	999,278

Pharmaceuticals 0.5%
Merck KGaA	20,000	1,741,451

Wireless Telecommunication Services 0.6%
Freenet AG	60,000	1,865,874

		8,892,865

HUNGARY 1.6%
Banks 0.9%
OTP Bank PLC	150,000	3,190,918

Oil, Gas & Consumable Fuels 0.3%
MOL Hungarian Oil & Gas PLC	20,000	972,434

Pharmaceuticals 0.4%
Richter Gedeon Nyrt	60,000	1,170,940

		5,334,292

IRELAND 4.3%
Airlines 0.9%
Ryanair Holdings PLC, ADR	39,000	3,055,650

Banks 0.4%
Bank of Ireland*	4,000,000	1,319,225

Construction Materials 1.3%
CRH PLC	160,000	4,243,929

Containers & Packaging 0.8%
Smurfit Kappa Group PLC	120,000	2,603,599

Insurance 0.9%
XL Group PLC	80,000	2,900,800

		14,123,203

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ISRAEL 3.8%
Banks 0.2%
Bank Hapoalim BM	150,000	$696,729

Diversified Telecommunication Services 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	450,000	970,092

Pharmaceuticals 2.8%
Teva Pharmaceutical Industries Ltd., ADR	150,000	9,221,999

Software 0.5%
NICE-Systems Ltd., ADR(a)	25,000	1,513,250

		12,402,070

JAPAN 26.9%
Airlines 1.4%
ANA Holdings, Inc.	600,000	1,761,028
Japan Airlines Co., Ltd.	70,000	2,627,334

		4,388,362

Auto Components 1.3%
Bridgestone Corp.	100,000	3,643,197
NHK Spring Co., Ltd.	75,000	739,176

		4,382,373

Automobiles 1.6%
Fuji Heavy Industries Ltd.	125,000	5,115,365

Banks 3.1%
Aozora Bank Ltd.	300,000	1,004,853
Mitsubishi UFJ Financial Group, Inc.	600,000	3,076,740
Mizuho Financial Group, Inc.	1,500,000	2,595,331
Resona Holdings, Inc.	360,000	1,655,555
Sumitomo Mitsui Financial Group, Inc.	60,000	2,012,916

		10,345,395

Capital Markets 0.2%
SBI Holdings, Inc.	75,000	750,175

Chemicals 1.9%
DIC Corp.	300,000	773,070
Sumitomo Chemical Co., Ltd.	300,000	1,524,298
Teijin Ltd.	500,000	1,831,963
Tosoh Corp.	400,000	1,935,687

		6,065,018

Construction & Engineering 0.3%
Tokyu Construction Co. Ltd.	150,000	1,011,849

Diversified Financial Services 0.3%
ORIX Corp.	80,000	1,131,397

Diversified Telecommunication Services 0.8%
Nippon Telegraph & Telephone Corp.	60,000	2,554,357

Electric Utilities 0.7%
Chubu Electric Power Co., Inc.	100,000	1,284,347
Tohoku Electric Power Co., Inc.	90,000	1,130,248

		2,414,595

Electronic Equipment, Instruments & Components 1.1%
Alps Electric Co., Ltd.	60,000	1,189,591
Taiyo Yuden Co. Ltd.	100,000	1,157,604
TDK Corp.	20,000	1,098,587

		3,445,782

Food & Staples Retailing 0.8%
Lawson, Inc.	20,000	1,579,128
UNY Group Holdings Co., Ltd.	150,000	961,006

		2,540,134

Food Products 0.5%
Nippon Suisan Kaisha Ltd.	300,000	1,568,910

Health Care Equipment & Supplies 1.2%
HOYA Corp.	100,000	3,860,228

Household Durables 1.6%
Iida Group Holdings Co., Ltd.	50,000	891,346
Panasonic Corp.	200,000	1,878,033
Pioneer Corp.*	600,000	1,402,222
Sony Corp.	40,000	928,372

		5,099,973

Information Technology Services 0.3%
Digital Garage, Inc.	60,000	1,007,923

Leisure Products 0.7%
Bandai Namco Holdings, Inc.	60,000	1,364,976
Heiwa Corp.	40,000	779,116

		2,144,092

Machinery 0.6%
Kawasaki Heavy Industries Ltd.	300,000	928,943
Sumitomo Heavy Industries Ltd.	250,000	989,745

		1,918,688

Personal Products 1.0%
Kao Corp.	60,000	3,219,921

Pharmaceuticals 1.3%
Astellas Pharma, Inc.	300,000	4,153,969

Professional Services 0.3%
Meitec Corp.	30,000	1,011,235

Real Estate Management & Development 0.4%
Nomura Real Estate Holdings, Inc.	75,000	1,317,085

Road & Rail 1.5%
Central Japan Railway Co.	20,000	3,712,273
Sankyu, Inc.	240,000	1,182,013

		4,894,286

Specialty Retail 0.4%
Adastria Co. Ltd.	20,000	1,202,533

Technology Hardware, Storage & Peripherals 1.0%
Konica Minolta, Inc.	170,000	1,432,926
Seiko Epson Corp.	120,000	1,682,745

		3,115,671

Tobacco 1.1%
Japan Tobacco, Inc.	90,000	3,524,737

Wireless Telecommunication Services 1.5%
KDDI Corp.	135,000	3,418,552
NTT DOCOMO, Inc.	60,000	1,330,695

		4,749,247

		86,933,300

JORDAN 0.5%
Pharmaceuticals 0.5%
Hikma Pharmaceuticals PLC	60,000	1,731,825

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
LUXEMBOURG 0.7%
Commercial Services & Supplies 0.2%
Regus PLC	170,000	$718,642

Food Products 0.3%
Adecoagro SA*	75,000	894,000

Software 0.2%
Globant SA*(a)	25,000	760,500

		2,373,142

MALAYSIA 0.7%
Banks 0.4%
Public Bank Bhd	300,000	1,331,268

Electric Utilities 0.3%
Tenaga Nasional Bhd	250,000	820,166

		2,151,434

NETHERLANDS 6.2%
Banks 1.1%
ING Groep NV, CVA	300,000	3,417,687

Chemicals 0.6%
Koninklijke DSM NV	40,000	1,938,880

Construction & Engineering 0.3%
Koninklijke BAM Groep NV*	200,000	1,074,656

Diversified Telecommunication Services 0.7%
Koninklijke KPN NV	550,000	2,128,308

Food & Staples Retailing 1.7%
Koninklijke Ahold NV	250,000	5,654,912

Household Durables 0.2%
Steinhoff International Holdings NV	160,000	768,512

Media 0.3%
Wolters Kluwer NV	30,000	1,021,603

Oil, Gas & Consumable Fuels 0.5%
Royal Dutch Shell PLC, Class B	75,000	1,634,096

Professional Services 0.8%
Randstad Holding NV	45,000	2,451,545

		20,090,199

NEW ZEALAND 1.3%
Construction Materials 0.2%
Fletcher Building Ltd.	170,000	762,115

Diversified Telecommunication Services 0.6%
Spark New Zealand Ltd.	800,000	1,749,888

Health Care Equipment & Supplies 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	136,013	764,601

Hotels, Restaurants & Leisure 0.3%
SKYCITY Entertainment Group Ltd.	300,000	910,547

		4,187,151

PAKISTAN 0.9%
Banks 0.3%
United Bank Ltd.	800,000	1,097,707

Chemicals 0.4%
Engro Corp., Ltd.	500,000	1,271,476

Oil, Gas & Consumable Fuels 0.2%
Pakistan Petroleum Ltd.	450,000	504,994

		2,874,177

RUSSIA 2.3%
Banks 0.5%
Sberbank of Russia PJSC, ADR	300,000	1,660,967

Food & Staples Retailing 0.2%
Magnit PJSC, GDR Reg. S	20,000	784,929

Metals & Mining 0.3%
MMC Norilsk Nickel PJSC, ADR	75,000	869,014

Oil, Gas & Consumable Fuels 1.3%
Gazprom PAO, ADR	600,000	2,167,714
Lukoil PJSC, ADR	60,000	2,035,200

		4,202,914

		7,517,824

SINGAPORE 2.3%
Airlines 0.6%
Singapore Airlines Ltd.	250,000	1,944,892

Banks 0.8%
DBS Group Holdings Ltd.	250,000	2,485,335

Diversified Telecommunication Services 0.6%
Singapore Telecommunications Ltd.	820,000	2,033,314

Real Estate Investment Trusts (REITs) 0.3%
Mapletree Industrial Trust	950,000	1,028,122

		7,491,663

SOUTH AFRICA 1.3%
Banks 0.2%
Capitec Bank Holdings Ltd.	25,000	761,398

Paper & Forest Products 1.1%
Mondi Ltd.	40,000	661,873
Mondi PLC	175,000	2,853,028

		3,514,901

		4,276,299

SWEDEN 1.9%
Banks 0.8%
Skandinaviska Enskilda Banken AB, Class A	175,000	1,686,739
Swedbank AB, Class A	40,000	838,913

		2,525,652

Commercial Services & Supplies 0.5%
Securitas AB, Class B	120,000	1,768,813

Electronic Equipment, Instruments & Components 0.3%
Mycronic AB	100,000	896,832

Household Products 0.3%
Svenska Cellulosa AB SCA, Class B	35,000	1,037,318

		6,228,615

SWITZERLAND 2.4%
Insurance 1.3%
Swiss Life Holding AG REG*	8,000	2,039,237
Swiss Re AG	25,000	2,327,157

		4,366,394

Life Sciences Tools & Services 0.7%
Lonza Group AG REG*	15,000	2,297,990

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Professional Services 0.4%
Adecco SA REG*	20,000	$1,227,803

		7,892,187

TURKEY 1.8%
Airlines 0.3%
Turk Hava Yollari*	450,000	1,117,452

Banks 1.1%
Turkiye Garanti Bankasi AS	800,000	2,021,674
Turkiye Halk Bankasi A/S	350,000	1,211,457

		3,233,131

Food & Staples Retailing 0.2%
BIM Birlesik Magazalar AS	40,000	676,982

Wireless Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	200,000	713,421

		5,740,986

UNITED KINGDOM 14.8%
Airlines 0.5%
easyJet PLC	80,000	1,773,339

Capital Markets 1.4%
3i Group PLC	300,000	1,902,077
Man Group PLC	1,200,000	2,806,392

		4,708,469

Construction & Engineering 0.3%
Galliford Try PLC	52,000	1,105,179

Containers & Packaging 0.2%
DS Smith PLC	150,000	784,836

Diversified Telecommunication Services 1.3%
BT Group PLC	600,000	4,175,765

Electric Utilities 0.5%
SSE PLC	80,000	1,659,950

Household Durables 0.8%
Taylor Wimpey PLC	950,000	2,619,477

Household Products 0.5%
Reckitt Benckiser Group PLC	20,000	1,778,822

Insurance 0.8%
Beazley PLC	200,000	1,075,376
Direct Line Insurance Group PLC	275,000	1,477,161

		2,552,537

Media 2.1%
ITV PLC	400,000	1,529,150
RELX NV	120,000	2,002,375
RELX PLC	165,000	2,903,087

		6,434,612

Multiline Retail 0.6%
Next PLC	20,000	1,982,331

Personal Products 1.2%
Unilever PLC	85,000	3,737,007

Pharmaceuticals 1.0%
AstraZeneca PLC	50,000	3,219,528

Software 0.9%
Micro Focus International PLC	62,332	1,234,620
Sage Group PLC (The)	180,000	1,604,538

		2,839,158

Specialty Retail 1.0%
WH Smith PLC	120,000	3,166,530

Tobacco 1.7%
British American Tobacco PLC	30,000	1,671,705
Imperial Tobacco Group PLC	65,000	3,519,466

		5,191,171

		47,728,711

Total Common Stocks (cost $294,367,235)		312,992,488

Exchange Traded Fund 0.3%

	Shares	Market Value
UNITED STATES 0.3%
Market Vectors Russia ETF	75,000	1,086,000

Total Exchange Traded Fund (cost $1,353,525)		1,086,000

Mutual Fund 0.1%

	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund—Institutional Class, 0.37%(b)(c)	219,542	219,542

Total Mutual Fund (cost $219,542)		219,542

Repurchase Agreement 0.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $2,350,625, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $2,397,570.(c)	$2,350,558	2,350,558

Total Repurchase Agreement (cost $2,350,558)		2,350,558

Total Investments (cost $298,290,860) (d) — 97.5%		316,648,588
Other assets in excess of liabilities — 2.5%		8,107,476

NET ASSETS — 100.0%		$324,756,064

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $2,588,742.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $2,570,100.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $298,408,597, tax unrealized appreciation and depreciation were $37,931,988 and $(19,691,997), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
AS	Stock Corporation
BAM	Build America Mutual
Bhd	Private Limited Company
BM	Limited Liability
CVA	Dutch Certificate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PAO	Public Stock Company
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REG	Registered Shares
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company

At January 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:
Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro	Brown Brothers Harriman & Co.	03/22/16	(16,500,000)	$(17,878,080)	$(17,897,580)	$(19,500)
Japanese Yen	Brown Brothers Harriman & Co.	03/22/16	(1,500,000,000)	(12,236,208)	(12,405,411)	(169,203)

Total Short Contracts				$(30,114,288)	$(30,302,991)	$(188,703)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$6,550,965	$—	$6,550,965
Air Freight & Logistics	—	2,181,311	—	2,181,311
Airlines	3,055,650	9,224,045	—	12,279,695
Auto Components	—	7,421,168	—	7,421,168
Automobiles	—	8,832,803	—	8,832,803
Banks	2,189,307	37,225,203	—	39,414,510
Beverages	—	5,030,660	—	5,030,660
Capital Markets	—	5,458,644	—	5,458,644
Chemicals	—	9,938,118	—	9,938,118
Commercial Services & Supplies	—	2,487,455	—	2,487,455
Construction & Engineering	—	5,224,101	—	5,224,101
Construction Materials	—	5,006,044	—	5,006,044
Containers & Packaging	—	3,388,435	—	3,388,435
Diversified Financial Services	—	1,131,397	—	1,131,397
Diversified Telecommunication Services	—	17,887,230	—	17,887,230
Electric Utilities	—	4,894,711	—	4,894,711
Electrical Equipment	—	981,515	—	981,515

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$—	$4,342,614	$—	$4,342,614
Food & Staples Retailing	—	14,534,167	—	14,534,167
Food Products	894,000	1,568,910	—	2,462,910
Health Care Equipment & Supplies	—	4,624,829	—	4,624,829
Hotels, Restaurants & Leisure	—	910,547	—	910,547
Household Durables	768,512	7,719,450	—	8,487,962
Household Products	—	2,816,140	—	2,816,140
Information Technology Services	—	4,663,153	—	4,663,153
Insurance	2,900,800	16,581,973	—	19,482,773
Leisure Products	—	2,144,092	—	2,144,092
Life Sciences Tools & Services	—	2,297,990	—	2,297,990
Machinery	—	3,676,853	—	3,676,853
Media	—	8,455,493	—	8,455,493
Metals & Mining	—	869,014	—	869,014
Multiline Retail	—	1,982,331	—	1,982,331
Multi-Utilities	—	3,616,365	—	3,616,365
Oil, Gas & Consumable Fuels	3,045,600	7,785,582	—	10,831,182
Paper & Forest Products	—	5,633,488	—	5,633,488
Personal Products	—	6,956,928	—	6,956,928
Pharmaceuticals	9,221,999	14,962,873	—	24,184,872
Professional Services	—	4,690,583	—	4,690,583
Real Estate Investment Trusts (REITs)	—	1,028,122	—	1,028,122
Real Estate Management & Development	—	1,317,085	—	1,317,085
Road & Rail	—	4,894,286	—	4,894,286
Software	2,273,750	2,839,158	—	5,112,908
Specialty Retail	—	4,369,063	—	4,369,063
Technology Hardware, Storage & Peripherals	—	3,115,671	—	3,115,671
Textiles, Apparel & Luxury Goods	—	1,337,855	—	1,337,855
Tobacco	—	8,715,908	—	8,715,908
Wireless Telecommunication Services	—	7,328,542	—	7,328,542

Total Common Stocks	$24,349,618	$288,642,870	$—	$312,992,488

Exchange Traded Fund	1,086,000	—	—	1,086,000
Mutual Fund	219,542	—	—	219,542
Repurchase Agreement	—	2,350,558	—	2,350,558

Total Assets	$25,655,160	$290,993,428	$—	$316,648,588

Liabilities:
Forward Foreign Currency Contracts	$—	$(188,703)	$—	$(188,703)

Total Liabilities	$—	$(188,703)	$—	$(188,703)

Total	$25,655,160	$290,804,725	$—	$316,459,885

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)	During the period ended January 31, 2016, there was a transfer of an international common stock from Level 1 to Level 2. The market value at the time of the transfer and at January 31, 2016, was $4,366,160 and $3,417,687, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded, resulting in the Level 1 classification. At January 31, 2016, the Fund valued this security using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard International Equities Fund (Continued)

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(188,703)

Total		$(188,703)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.3%

	Shares	Market Value
Biotechnology 5.6%
Alexion Pharmaceuticals, Inc.*	2,000	$291,860
Alkermes PLC*	3,000	96,030
Alnylam Pharmaceuticals, Inc.*	1,000	68,940
Amgen, Inc.	4,000	610,920
Bellicum Pharmaceuticals, Inc.*	5,000	56,500
Biogen, Inc.*	2,200	600,732
BioMarin Pharmaceutical, Inc.*	2,000	148,040
Bluebird Bio, Inc.*	5,000	206,800
Celgene Corp.*	5,500	551,760
Celldex Therapeutics, Inc.*	7,000	58,100
Cidara Therapeutics, Inc.*	14,000	163,240
EPIRUS Biopharmaceuticals, Inc.*	35,000	113,050
Esperion Therapeutics, Inc.*	9,000	133,920
Gilead Sciences, Inc.	6,000	498,000
Incyte Corp.*	2,000	141,120
Medivation, Inc.*	2,000	65,400
Momenta Pharmaceuticals, Inc.*	9,500	117,990
Radius Health, Inc.*	2,500	80,075
Regeneron Pharmaceuticals, Inc.*	1,000	420,090
Sage Therapeutics, Inc.*	3,200	107,456
Seattle Genetics, Inc.*	5,000	164,900
Tenax Therapeutics, Inc.*	60,000	157,800
Vertex Pharmaceuticals, Inc.*	3,500	317,625
Xencor, Inc.*	11,500	124,430

		5,294,778

Communications Equipment 7.0%
Brocade Communications Systems, Inc.	91,490	730,090
Cisco Systems, Inc.	117,170	2,787,475
F5 Networks, Inc.*	11,245	1,054,556
Palo Alto Networks, Inc.*	5,170	772,863
QUALCOMM, Inc.	27,755	1,258,412

		6,603,396

Electronic Equipment, Instruments & Components 4.9%
Amphenol Corp., Class A	24,000	1,189,680
Flextronics International Ltd.*	100,280	1,050,935
Keysight Technologies, Inc.*	31,800	744,120
Sanmina Corp.*	19,545	366,273
TE Connectivity Ltd.	22,905	1,309,250

		4,660,258

Health Care Equipment & Supplies 0.2%
Spectranetics Corp. (The)*	14,500	174,725

Information Technology Services 17.0%
Accenture PLC, Class A	9,500	1,002,630
Alliance Data Systems Corp.*	2,160	431,546
Amdocs Ltd.	31,200	1,707,888
Automatic Data Processing, Inc.	13,600	1,130,024
Broadridge Financial Solutions, Inc.	22,900	1,226,524
Cognizant Technology Solutions Corp., Class A*	39,915	2,527,019
Computer Sciences Corp.	23,140	742,100
CSRA, Inc.	23,140	619,689
Euronet Worldwide, Inc.*	31,000	2,472,870
Fiserv, Inc.*	13,100	1,238,736
Leidos Holdings, Inc.	10,300	475,036
MasterCard, Inc., Class A	5,400	480,762
Paychex, Inc.	29,600	1,416,656
Visa, Inc., Class A	7,680	572,083

		16,043,563

Internet & Catalog Retail 2.5%
Amazon.com, Inc.*	2,465	1,446,955
Priceline Group, Inc. (The)*	885	942,498

		2,389,453

Internet Software & Services 18.5%
Akamai Technologies, Inc.*	15,160	691,599
Alphabet, Inc., Class A*	5,950	4,530,032
Alphabet, Inc., Class C*	5,966	4,432,440
Facebook, Inc., Class A*	42,765	4,798,661
LogMeIn, Inc.*	15,530	811,287
NetEase, Inc.,ADR-CN	5,200	811,928
VeriSign, Inc.*	18,500	1,398,600

		17,474,547

Life Sciences Tools & Services 0.2%
Illumina, Inc.*	1,000	157,950

Pharmaceuticals 0.8%
Aerie Pharmaceuticals, Inc.*	20,000	330,800
BioDelivery Sciences International, Inc.*	16,300	66,015
Medicines Co. (The)*	4,000	138,240
Mylan NV*	4,500	237,105

		772,160

Semiconductors & Semiconductor Equipment 16.5%
Broadcom Corp., Class A	21,965	1,200,826
Integrated Device Technology, Inc.*	44,000	1,121,120
Intel Corp.	58,690	1,820,564
KLA-Tencor Corp.	19,690	1,319,033
Lam Research Corp.	24,490	1,758,137
Linear Technology Corp.	22,360	955,443
Micron Technology, Inc.*	39,020	430,390
NVIDIA Corp.	35,200	1,031,008
NXP Semiconductors NV*	32,740	2,448,297
Skyworks Solutions, Inc.	12,480	860,122
Texas Instruments, Inc.	22,800	1,206,804
Xilinx, Inc.	29,480	1,481,960

		15,633,704

Software 18.6%
Activision Blizzard, Inc.	78,805	2,743,990
Adobe Systems, Inc.*	12,900	1,149,777
Aspen Technology, Inc.*	19,595	635,662
Autodesk, Inc.*	10,400	486,928
Electronic Arts, Inc.*	19,500	1,258,628
Intuit, Inc.	14,695	1,403,519
Manhattan Associates, Inc.*	26,800	1,545,020
Microsoft Corp.	82,000	4,517,380
Oracle Corp.	48,095	1,746,329
PTC, Inc.*	24,680	730,775
Red Hat, Inc.*	5,000	350,250
salesforce.com, Inc.*	4,835	329,070
Sapiens International Corp. NV	36,000	362,160
VMware, Inc., Class A*	6,600	301,950

		17,561,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	59,395	$5,781,510
HP, Inc.	60,910	591,436
Western Digital Corp.	14,495	695,470

		7,068,416

Total Investments (cost $55,542,005) (a) — 99.3%		93,834,388
Other assets in excess of liabilities — 0.7%		659,807

NET ASSETS — 100.0%		$94,494,195

*	Denotes a non-income producing security.
(a)	At January 31, 2016, the tax basis cost of the Fund’s investments was $55,600,380, tax unrealized appreciation and depreciation were $41,023,262 and $(2,789,254), respectively.

ADR	American Depositary Receipt
CN	China
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bailard Technology & Science Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable; these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 2.7%

	Principal Amount	Market Value
Other 2.7%
Dryden 34 Senior Loan Fund, Series 2014-34A, Class A, 2.05%, 10/15/26(a)(b)	$4,000,000	$3,937,364
HERO Funding Trust Series 2015-1A, Class A, 3.84%, 09/21/40(b)	3,432,087	3,437,376
Series 2015-3A, Class A, 4.28%, 09/20/41(b)	2,960,633	2,977,804
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	281,719	285,989
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(c)	26,024	26,371

		10,664,904

Total Asset-Backed Securities (cost $10,701,445)		10,664,904

Collateralized Mortgage Obligations 1.6%

	Principal Amount	Market Value
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(c)	112,574	115,637
Citigroup Mortgage Loan Trust, Series 2015-RP2, Class A1, 3.50%, 01/25/53(a)(b)	3,468,528	3,500,426
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	510,741	444,007
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	159,351	142,858
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	935,991	1,017,208
Series 2009-42, Class AP, 4.50%, 03/25/39	593,255	632,010
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	490,541	436,514

Total Collateralized Mortgage Obligations (cost $6,234,636)		6,288,660

Commercial Mortgage Backed Securities 6.2%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.90%, 12/10/49(a)	957,708	955,296
Commercial Mortgage Pass Through Certificates, Series 2014-TWC, Class B, 2.03%, 02/13/32(a)(b)	1,000,000	985,474
Commercial Mortgage Trust, Series 2015-LC21, Class ASB, 3.42%, 07/10/48	5,000,000	5,215,505
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 02/10/34(b)	4,980,000	4,950,575
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	1,686,875	1,727,055
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,000,000	1,017,000
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46(b)	732,411	733,192
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class ASB, 3.46%, 05/15/48	4,000,000	4,151,190
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class ASB, 3.31%, 05/15/48	5,000,000	5,121,983

Total Commercial Mortgage Backed Securities (cost $25,090,070)		24,857,270

Corporate Bonds 54.4%

	Principal Amount	Market Value
Aerospace & Defense 1.2%
Lockheed Martin Corp., 3.55%, 01/15/26	1,250,000	1,282,415
Orbital ATK, Inc., 5.25%, 10/01/21	1,000,000	1,010,000
United Technologies Corp., 3.10%, 06/01/22	1,000,000	1,034,222
4.50%, 06/01/42	500,000	510,209
4.15%, 05/15/45	1,000,000	972,825

		4,809,671

Airlines 2.8%
Air Canada Pass Through Trust, Series 2015-1, Class B, 3.88%, 03/15/23(b)	4,000,000	3,770,000
American Airlines Pass Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(b)	885,067	896,130
Series 2015-2, Class B, 4.40%, 09/22/23	3,000,000	2,947,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Airlines (continued)
British Airways PLC, Series 2013-1, Class B, 5.63%, 06/20/20(b)	$788,471	$810,154
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	34,873	35,633
Series 2007-1, Class B, 6.90%, 04/19/22	730,474	756,041
Spirit Airlines Pass Through Trust, Series 2015-1, Class A, 4.10%, 04/01/28	2,000,000	1,975,000

		11,190,458

Auto Components 0.2%
BorgWarner, Inc., 3.38%, 03/15/25	1,000,000	950,629

Automobiles 2.0%
Ford Motor Credit Co. LLC, 2.94%, 01/08/19	2,000,000	2,004,338
3.16%, 08/04/20	2,000,000	1,988,474
Hyundai Capital America, 2.60%, 03/19/20(b)	2,000,000	1,995,112
3.00%, 10/30/20(b)	1,000,000	1,007,989
Hyundai Capital Services, Inc., 3.50%, 09/13/17(b)	1,000,000	1,022,769

		8,018,682

Banks 5.5%
Bank of America Corp., 4.20%, 08/26/24	1,000,000	992,685
4.00%, 01/22/25	1,000,000	977,280
Series L, 3.95%, 04/21/25	1,750,000	1,706,217
Bank of America NA, 6.10%, 06/15/17	750,000	792,902
Citigroup, Inc., 4.45%, 09/29/27	2,000,000	1,973,916
Citizens Financial Group, Inc., 4.35%, 08/01/25	2,000,000	2,048,856
CoBank ACB, 7.88%, 04/16/18(b)	850,000	954,114
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 05/21/25	1,000,000	1,007,847
5.75%, 12/01/43	600,000	669,565
HSBC Holdings PLC, 5.25%, 03/14/44	750,000	767,019
Huntington Bancshares, Inc., 7.00%, 12/15/20	500,000	592,212
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,009,375
3.88%, 09/10/24	500,000	497,024
4.95%, 06/01/45	1,500,000	1,500,444
KeyBank NA, 3.30%, 06/01/25	3,000,000	3,033,990
National City Corp., 6.88%, 05/15/19	1,000,000	1,138,084
PNC Bank NA, 2.70%, 11/01/22	1,418,000	1,402,161
Sovereign Bank, 8.75%, 05/30/18	750,000	848,714

		21,912,405

Beverages 1.0%
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,000,000	1,014,957
3.65%, 02/01/26	1,000,000	1,013,487
4.90%, 02/01/46	1,000,000	1,035,574
Dr. Pepper Snapple Group, Inc., 3.40%, 11/15/25	1,000,000	998,983

		4,063,001

Biotechnology 0.4%
Celgene Corp., 2.88%, 08/15/20	1,000,000	1,008,162
4.63%, 05/15/44	650,000	609,742

		1,617,904

Capital Markets 2.7%
FMR LLC, 7.49%, 06/15/19(b)	1,750,000	2,040,932
5.35%, 11/15/21(b)	785,000	888,422
Morgan Stanley, 4.00%, 07/23/25	1,000,000	1,019,860
3.95%, 04/23/27	1,000,000	965,248
UBS AG, 2.35%, 03/26/20	6,000,000	6,016,230

		10,930,692

Chemicals 1.4%
Ashland, Inc., 4.75%, 08/15/22	1,000,000	951,250
Cytec Industries, Inc., 3.95%, 05/01/25	600,000	589,276
Monsanto Co., 2.85%, 04/15/25	1,000,000	897,463
Potash Corp. of Saskatchewan, Inc., 3.00%, 04/01/25	2,500,000	2,326,730
Solvay Finance America LLC, 3.40%, 12/03/20(b)	1,000,000	1,000,637

		5,765,356

Commercial Services & Supplies 0.3%
Clean Harbors, Inc., 5.13%, 06/01/21	200,000	201,000
Waste Management, Inc., 3.13%, 03/01/25	1,000,000	994,537

		1,195,537

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance 0.6%
Visa, Inc., 3.15%, 12/14/25	$2,500,000	$2,541,482

Containers & Packaging 0.3%
Ball Corp., 4.38%, 12/15/20	1,000,000	1,035,940

Diversified Financial Services 0.5%
GE Capital International Funding Co., 2.34%, 11/15/20(b)	1,429,000	1,434,234
General Electric Capital Corp., 4.65%, 10/17/21	358,000	402,352

		1,836,586

Diversified Telecommunication Services 2.2%
AT&T, Inc., 3.40%, 05/15/25	3,000,000	2,874,081
Qwest Corp., 6.88%, 09/15/33	850,000	803,946
Verizon Communications, Inc., 2.45%, 11/01/22	2,000,000	1,915,668
5.15%, 09/15/23	500,000	553,150
3.50%, 11/01/24	2,500,000	2,479,013

		8,625,858

Electric Utilities 5.8%
Alabama Power Co., 2.80%, 04/01/25	2,000,000	1,980,602
Appalachian Power Co., 3.40%, 06/01/25	1,000,000	1,001,980
Black Hills Corp., 2.50%, 01/11/19	2,000,000	1,989,502
3.95%, 01/15/26	1,000,000	1,025,900
Duke Energy Corp., 3.55%, 09/15/21	2,000,000	2,066,434
ITC Holdings Corp., 3.65%, 06/15/24	3,000,000	3,004,548
Kansas City Power & Light Co., Series 09A, 7.15%, 04/01/19	1,000,000	1,161,143
PSEG Power LLC, 4.30%, 11/15/23	4,500,000	4,584,582
Public Service Co. of Colorado, 2.90%, 05/15/25	3,000,000	3,031,626
Southern California Edison Co., 1.85%, 02/01/22	1,578,571	1,580,976
Southwestern Electric Power Co., Series J, 3.90%, 04/01/45	750,000	658,989
Xcel Energy, Inc., 3.30%, 06/01/25	1,000,000	1,005,909

		23,092,191

Energy Equipment & Services 0.4%
Schlumberger Holdings Corp., 4.00%, 12/21/25(b)	1,250,000	1,217,240
SESI LLC, 6.38%, 05/01/19	200,000	145,000
Weatherford International Ltd., 6.75%, 09/15/40	500,000	308,750

		1,670,990

Food & Staples Retailing 1.0%
CVS Pass-Through Trust, 6.94%, 01/10/30	1,984,498	2,291,660
Sysco Corp., 3.75%, 10/01/25	1,000,000	1,029,216
Walgreens Boots Alliance, Inc., 2.70%, 11/18/19	500,000	504,170

		3,825,046

Food Products 4.2%
ConAgra Foods, Inc., 4.95%, 08/15/20	4,500,000	4,878,972
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(b)	1,000,000	962,352
HJ Heinz Co., 2.80%, 07/02/20(b)	3,000,000	3,020,919
JM Smucker Co. (The), 3.50%, 03/15/25	2,500,000	2,525,473
Kraft Foods Group, Inc., 5.38%, 02/10/20	1,000,000	1,101,060
Kraft Heinz Foods Co., 3.95%, 07/15/25(b)	1,000,000	1,024,980
Post Holdings, Inc., 6.75%, 12/01/21(b)	200,000	209,220
7.75%, 03/15/24(b)	250,000	266,250
Tyson Foods, Inc., 2.65%, 08/15/19	850,000	856,497
3.95%, 08/15/24	1,750,000	1,811,694

		16,657,417

Gas Utilities 2.4%
AGL Capital Corp., 3.88%, 11/15/25	1,250,000	1,282,825
Boardwalk Pipelines LP, 5.75%, 09/15/19	750,000	761,775
3.38%, 02/01/23	1,300,000	1,016,544
4.95%, 12/15/24	250,000	211,700
Energy Transfer Equity LP, 5.50%, 06/01/27	2,500,000	1,775,000
Enterprise Products Operating LLC, 3.70%, 02/15/26	1,000,000	899,430
Kinder Morgan Energy Partners LP, 5.00%, 10/01/21	2,000,000	1,889,842
3.95%, 09/01/22	1,000,000	875,923
Kinder Morgan, Inc., 5.05%, 02/15/46	700,000	509,761
Spectra Energy Partners LP, 4.60%, 06/15/21	500,000	509,275

		9,732,075

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services 0.5%
Express Scripts Holding Co., 4.75%, 11/15/21	$500,000	$539,741
HCA, Inc., 6.50%, 02/15/20	500,000	551,250
Medtronic, Inc., 3.50%, 03/15/25	1,000,000	1,026,760

		2,117,751

Household Durables 0.1%
Jarden Corp., 5.00%, 11/15/23(b)	560,000	575,400

Industrial Conglomerates 1.1%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,178,408
Siemens Financieringsmaatschappij NV, 2.90%, 05/27/22(b)	2,000,000	2,049,646
3.25%, 05/27/25(b)	1,000,000	1,019,590

		4,247,644

Information Technology Services 0.1%
Audatex North America, Inc., 6.00%, 06/15/21(b)	200,000	201,500

Insurance 3.6%
Aflac, Inc., 2.40%, 03/16/20	2,000,000	2,030,238
Five Corners Funding Trust, 4.42%, 11/15/23(b)	3,250,000	3,372,616
Liberty Mutual Group, Inc., 4.95%, 05/01/22(b)	850,000	919,227
Metropolitan Life Global Funding I, 2.00%, 04/14/20(b)	3,500,000	3,444,689
Oil Insurance Ltd., 3.59%, 03/03/16(b)(d)	1,000,000	880,000
TIAA Asset Management Finance Co. LLC, 4.13%, 11/01/24(b)	3,700,000	3,772,087

		14,418,857

Machinery 0.1%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21(b)	500,000	516,250

Media 3.3%
21st Century Fox America, Inc., 3.70%, 10/15/25	1,000,000	995,561
CBS Corp., 3.50%, 01/15/25	500,000	481,957
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 02/15/23	500,000	498,750
CCO Safari II LLC, 4.91%, 07/23/25(b)	2,500,000	2,502,477
CCOH Safari LLC, 5.75%, 02/15/26(b)	600,000	596,622
Comcast Corp., 3.38%, 08/15/25	3,000,000	3,063,366
Sirius XM Radio, Inc., 4.25%, 05/15/20(b)	266,000	269,990
5.88%, 10/01/20(b)	250,000	260,625
Time Warner, Inc., 3.55%, 06/01/24	1,000,000	981,951
3.60%, 07/15/25	2,500,000	2,426,880
Walt Disney Co. (The), 3.00%, 02/13/26	1,000,000	1,007,748

		13,085,927

Metals & Mining 0.5%
Anglo American Capital PLC, 9.38%, 04/08/19(b)	550,000	441,375
Barrick Gold Corp., 6.95%, 04/01/19	325,000	338,599
Compass Minerals International, Inc., 4.88%, 07/15/24(b)	500,000	457,500
Freeport-McMoRan Copper & Gold, Inc., 3.10%, 03/15/20	50,000	23,250
Freeport-McMoRan, Inc., 3.55%, 03/01/22	550,000	235,125
4.55%, 11/14/24	1,000,000	420,000

		1,915,849

Multiline Retail 0.2%
Wal-Mart Stores, Inc., 5.63%, 04/15/41	755,000	907,626

Multi-Utilities & Unregulated Power 0.0%†
Calpine Corp., 7.88%, 01/15/23(b)	144,000	153,720

Oil, Gas & Consumable Fuels 3.3%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	809,448
Atwood Oceanics, Inc., 6.50%, 02/01/20	200,000	71,000
Baytex Energy Corp., 5.13%, 06/01/21(b)	200,000	120,000
BP Capital Markets PLC, 2.24%, 05/10/19	750,000	745,753
3.51%, 03/17/25	2,500,000	2,408,705
Helmerich & Payne International Drilling Co., 4.65%, 03/15/25	1,750,000	1,668,712
Marathon Oil Corp., 3.85%, 06/01/25	3,000,000	2,148,042
Murphy Oil Corp., 3.70%, 12/01/22	1,000,000	577,786
Petroleos Mexicanos, 5.63%, 01/23/46(b)	500,000	385,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Pride International, Inc., 6.88%, 08/15/20	$1,000,000	$698,750
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	875,589
Shell International Finance BV, 4.38%, 05/11/45	2,000,000	1,854,366
Transocean, Inc., 7.12%, 12/15/21	1,425,000	837,188
WPX Energy, Inc., 6.00%, 01/15/22	200,000	116,000

		13,316,339

Pharmaceuticals 1.4%
AbbVie, Inc., 2.50%, 05/14/20	1,000,000	992,562
2.90%, 11/06/22	1,000,000	982,631
3.60%, 05/14/25	1,000,000	1,000,612
Actavis Funding SCS, 3.85%, 06/15/24	500,000	509,227
3.80%, 03/15/25	1,500,000	1,521,930
Valeant Pharmaceuticals International, 6.38%, 10/15/20(b)	500,000	480,000

		5,486,962

Real Estate Investment Trusts (REITs) 1.9%
AvalonBay Communities, Inc., 3.45%, 06/01/25	1,000,000	1,008,037
Corrections Corp. of America, 4.13%, 04/01/20	200,000	199,000
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,042,529
3.63%, 01/15/23	1,000,000	991,099
Liberty Property LP, 3.38%, 06/15/23	1,000,000	962,485
3.75%, 04/01/25	2,000,000	1,964,990
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 09/17/19(b)	1,500,000	1,500,210

		7,668,350

Road & Rail 0.7%
Burlington Northern Santa Fe LLC, 3.00%, 04/01/25	1,000,000	966,984
4.90%, 04/01/44	250,000	257,374
4.15%, 04/01/45	1,000,000	925,662
Union Pacific Corp., 2.75%, 04/15/23	750,000	750,106

		2,900,126

Semiconductors & Semiconductor Equipment 0.1%
Sensata Technologies BV, 5.00%, 10/01/25(b)	315,000	303,187

Software 0.9%
Open Text Corp., 5.63%, 01/15/23(b)	500,000	497,500
Oracle Corp., 2.95%, 05/15/25	3,000,000	2,935,713

		3,433,213

Specialty Retail 0.3%
L Brands, Inc., 5.63%, 02/15/22	500,000	537,375
PVH Corp., 4.50%, 12/15/22	500,000	485,000

		1,022,375

Technology Hardware, Storage & Peripherals 0.2%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	970,965

Textiles, Apparel & Luxury Goods 0.1%
Levi Strauss & Co., 6.88%, 05/01/22	200,000	211,500

Tobacco 0.7%
Altria Group, Inc., 4.00%, 01/31/24	750,000	793,976
Reynolds American, Inc., 4.45%, 06/12/25	2,000,000	2,121,592

		2,915,568

Wireless Telecommunication Services 0.4%
Rogers Communications, Inc., 3.63%, 12/15/25	1,250,000	1,241,910
T-Mobile USA, Inc., 6.25%, 04/01/21	200,000	203,500

		1,445,410

Total Corporate Bonds (cost $223,451,331)		217,286,439

Municipal Bonds 0.6%

	Principal Amount	Market Value
California 0.4%
Northern California Power Agency, RB, Series B, 7.31%, 06/01/40	500,000	623,860
State of California, GO, 5.70%, 11/01/21	750,000	889,072

		1,512,932

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
District of Columbia 0.2%
Metropolitan Washington Airports Authority, RB, 7.46%, 10/01/46	$600,000	$828,786

Total Municipal Bonds (cost $2,147,189)		2,341,718

U.S. Government Mortgage Backed Agencies 1.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443, 3.50%, 07/01/18	$157,185	$165,870
Federal National Mortgage Association Pool
Pool# 386905 5.00%, 04/01/19	784,601	856,893
Pool# AS4479 3.50%, 02/01/45	3,408,498	3,572,460

Total U.S. Government Mortgage Backed Agencies (cost $4,498,633)		4,595,223

U.S. Treasury Notes 30.7%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes, 2.13%, 01/15/19(e)	2,000,000	2,358,481
U.S. Treasury Notes 0.63%, 05/31/17	34,000,000	33,958,826
1.38%, 02/29/20	38,100,000	38,332,182
1.38%, 03/31/20	48,000,000	48,271,872

Total U.S. Treasury Notes (cost $122,025,165)		122,921,361

Yankee Dollars 0.6%

	Principal Amount	Market Value
Chemicals 0.6%
Agrium, Inc. 3.50%, 06/01/23	750,000	700,102
3.38%, 03/15/25	750,000	671,924
5.25%, 01/15/45	1,250,000	1,119,324

		2,491,350

Total Yankee Dollars (cost $2,821,145)		2,491,350

Total Investments (cost $396,969,614) (f) — 97.9%		391,446,925
Other assets in excess of liabilities — 2.1%		8,310,084

NET ASSETS — 100.0%		$399,757,009

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $67,762,876 which represents 16.95% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2016.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date reflects the next call date.
(e)	Principal amounts are not adjusted for inflation.
(f)	At January 31, 2016, the tax basis cost of the Fund’s investments was $397,090,739, tax unrealized appreciation and depreciation were $3,612,178 and $(9,255,992), respectively.
†	Amount rounds to less than 0.1%.

ACB	Agricultural Credit Bank
AG	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.5%

	Principal Amount	Market Value
Automobiles 0.1%
Hyundai Auto Receivables Trust, Series 2015-B, Class A3, 1.12%, 11/15/19	$1,000,000	$997,945

Credit Card 0.4%
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7, 5.75%, 07/15/20	2,191,000	2,349,341
Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 09/16/24	625,000	619,848

		2,969,189

Total Asset-Backed Securities (cost $4,006,245)		3,967,134

Commercial Mortgage Backed Securities 2.0%

	Principal Amount	Market Value
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A4, 4.13%, 11/10/46	$650,000	$702,897
Series 2014-GC25, Class A4, 3.64%, 10/10/47	500,000	519,132
COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.05%, 04/10/47	750,000	802,391
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.70%, 09/15/40(a)	886,073	919,308
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.96%, 05/15/46(a)	418,084	434,702
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K003, Class A5, 5.09%, 03/25/19	100,000	109,594
Series K004, Class A1, 3.41%, 05/25/19	232,608	241,063
Series K006, Class A1, 3.40%, 07/25/19	166,889	172,313
Series K014, Class A1, 2.79%, 10/25/20	47,733	48,991
Series K020, Class A2, 2.37%, 05/25/22	600,000	609,062
Series K026, Class A2, 2.51%, 11/25/22	200,000	202,711
Series K031, Class A2, 3.30%, 04/25/23(a)	100,000	105,939
Series K033, Class A2, 3.06%, 07/25/23(a)	100,000	104,212
Series K037, Class A2, 3.49%, 01/25/24	200,000	213,416
Series K038, Class A1, 2.60%, 10/25/23	183,194	188,677
Series K038, Class A2, 3.39%, 03/25/24	800,000	847,931
Series K713, Class A2, 2.31%, 03/25/20	500,000	510,721
Federal National Mortgage Association-ACES, Series 2014-M6, Class A2, 2.68%, 05/25/21(a)	150,000	154,489
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 05/10/50	750,000	761,160
GS Mortgage Securities Trust, Series 2015-GC28, Class A2, 2.90%, 02/10/48	1,000,000	1,029,193
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	650,057
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 6.07%, 08/12/49(a)	857,000	893,562
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class ASB, 3.91%, 07/15/46(a)	1,356,000	1,439,152
Series 2013-C7, Class A4, 2.92%, 02/15/46	1,300,000	1,312,437
Series 2014-C17, Class A5, 3.74%, 08/15/47	1,500,000	1,572,579
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 6.15%, 02/15/51(a)	1,311,174	1,357,553
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class A4, 3.04%, 03/15/45	500,000	509,230

Total Commercial Mortgage Backed Securities (cost $15,784,077)		16,412,472

Corporate Bonds 24.8%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Capital Corp., 4.70%, 10/27/19	250,000	276,340
Boeing Co. (The), 4.88%, 02/15/20	200,000	225,000
3.30%, 03/01/35	65,000	61,332
General Dynamics Corp., 3.88%, 07/15/21	150,000	161,689
Harris Corp., 3.83%, 04/27/25	250,000	252,626
4.85%, 04/27/35	55,000	55,096
L-3 Communications Corp., 4.95%, 02/15/21	250,000	259,898
Lockheed Martin Corp., 3.60%, 03/01/35	55,000	50,079
4.07%, 12/15/42	191,000	182,105

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Aerospace & Defense (continued)
Raytheon Co., 6.40%, 12/15/18	$144,000	$162,539
3.13%, 10/15/20	250,000	261,535
3.15%, 12/15/24	75,000	77,196
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	76,825
United Technologies Corp., 6.13%, 07/15/38	150,000	184,036
4.50%, 06/01/42	250,000	255,104

		2,541,400

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23	210,039	222,116
Delta Air Lines Pass Through Trust, Series 2012-1, Class A, 4.75%, 05/07/20	195,559	204,848
Southwest Airlines Co., 5.13%, 03/01/17	103,000	106,806
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	237,997	248,112

		781,882

Auto Components 0.1%
BorgWarner, Inc., 3.38%, 03/15/25	70,000	66,544
Delphi Corp., 4.15%, 03/15/24	150,000	151,580
Johnson Controls, Inc., 1.40%, 11/02/17	500,000	496,861
4.25%, 03/01/21	100,000	104,773

		819,758

Automobiles 0.5%
American Honda Finance Corp., 2.25%, 08/15/19	500,000	507,835
Ford Motor Co., 7.45%, 07/16/31	350,000	425,563
Ford Motor Credit Co. LLC, 2.24%, 06/15/18	250,000	247,301
5.88%, 08/02/21	250,000	275,979
3.66%, 09/08/24	250,000	241,683
General Motors Co., 5.20%, 04/01/45	250,000	222,130
General Motors Financial Co., Inc., 3.10%, 01/15/19	500,000	495,775
3.15%, 01/15/20	391,000	383,908
4.38%, 09/25/21	100,000	101,624
Toyota Motor Credit Corp., 1.45%, 01/12/18	500,000	501,757
2.10%, 01/17/19	350,000	354,751
2.13%, 07/18/19	350,000	353,772

		4,112,078

Banks 4.3%
Abbey National Treasury Services PLC, 2.38%, 03/16/20	250,000	251,695
Australia & New Zealand Banking Group Ltd., 1.50%, 01/16/18	250,000	249,522
Bank of America Corp., 3.88%, 03/22/17	500,000	512,671
1.70%, 08/25/17	1,250,000	1,249,421
2.00%, 01/11/18	300,000	298,968
5.63%, 07/01/20	250,000	276,490
5.70%, 01/24/22	250,000	281,760
4.10%, 07/24/23	250,000	257,119
4.00%, 01/22/25	500,000	488,640
3.88%, 08/01/25	250,000	252,676
4.25%, 10/22/26	645,000	635,937
5.88%, 02/07/42	250,000	288,590
Bank of America NA, 5.30%, 03/15/17	500,000	518,245
Bank of New York Mellon Corp. (The),
2.30%, 09/11/19	500,000	506,273
2.60%, 08/17/20	200,000	202,559
Series G, 3.00%, 02/24/25	105,000	105,009
Bank of Nova Scotia (The), 1.70%, 06/11/18	500,000	499,608
Bank One Corp., 8.00%, 04/29/27	202,000	263,003
Barclays Bank PLC, 5.14%, 10/14/20	250,000	275,200
Barclays PLC, 2.75%, 11/08/19	500,000	501,510
3.65%, 03/16/25	200,000	191,315
BB&T Corp., 2.15%, 03/22/17	400,000	403,937
2.45%, 01/15/20	300,000	303,969
BNP Paribas SA, 2.70%, 08/20/18	500,000	510,029
4.25%, 10/15/24	250,000	250,153
BPCE SA, 4.00%, 04/15/24	250,000	262,111
Capital One Financial Corp., 3.75%, 04/24/24	100,000	100,508
Capital One NA,
1.65%, 02/05/18	750,000	744,382
2.40%, 09/05/19	250,000	249,997
Citigroup, Inc., 2.05%, 12/07/18	250,000	248,458
2.65%, 10/26/20	250,000	249,569
3.88%, 10/25/23	350,000	359,085
3.75%, 06/16/24	300,000	303,242
3.30%, 04/27/25	155,000	151,270
5.50%, 09/13/25	250,000	268,232
4.30%, 11/20/26	450,000	444,923
6.63%, 06/15/32	232,000	269,251
Commonwealth Bank of Australia, 1.90%, 09/18/17	250,000	251,853
2.30%, 03/12/20	250,000	250,429
Compass Bank, 3.88%, 04/10/25	250,000	231,522
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 5.25%, 05/24/41	125,000	145,002
5.75%, 12/01/43	250,000	278,985
Credit Suisse, 2.30%, 05/28/19	250,000	251,213
Discover Bank, 7.00%, 04/15/20	300,000	343,603
Fifth Third Bancorp, 2.88%, 07/27/20	250,000	252,855
3.50%, 03/15/22	300,000	310,185
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	569,551

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Banks (continued)
HSBC Holdings PLC, 4.25%, 03/14/24	$250,000	$247,295
HSBC USA, Inc., 1.63%, 01/16/18	500,000	498,709
2.63%, 09/24/18	250,000	253,980
2.38%, 11/13/19	350,000	349,871
2.75%, 08/07/20	250,000	250,512
Industrial & Commercial Bank of China Ltd., 3.23%, 11/13/19	250,000	257,644
Intesa Sanpaolo SpA, 3.88%, 01/15/19	200,000	205,715
JPMorgan Chase & Co., 2.20%, 10/22/19	500,000	499,475
2.25%, 01/23/20	500,000	495,900
2.75%, 06/23/20	250,000	251,261
3.38%, 05/01/23	250,000	243,251
3.63%, 05/13/24	350,000	354,654
3.13%, 01/23/25	250,000	242,430
4.13%, 12/15/26	250,000	248,569
5.60%, 07/15/41	200,000	228,924
4.85%, 02/01/44	250,000	265,264
JPMorgan Chase Bank NA, 6.00%, 07/05/17	530,000	564,081
KeyBank NA, 2.50%, 12/15/19	250,000	253,285
KeyCorp, 5.10%, 03/24/21	150,000	166,628
Kreditanstalt fuer Wiederaufbau, 4.38%, 03/15/18	800,000	855,936
1.00%, 06/11/18	1,000,000	998,939
2.75%, 09/08/20	550,000	579,029
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	600,000	625,350
Lloyds Bank PLC, 2.40%, 03/17/20	250,000	252,256
Lloyds Banking Group PLC, 4.50%, 11/04/24	250,000	256,393
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	500,000	494,660
PNC Bank NA, 2.95%, 01/30/23	350,000	345,180
3.30%, 10/30/24	250,000	254,146
PNC Funding Corp., 5.13%, 02/08/20	400,000	441,770
Regions Banks/Birmingham Al, 2.25%, 09/14/18	250,000	250,304
Royal Bank of Canada, 1.40%, 10/13/17	315,000	314,796
2.00%, 12/10/18	250,000	251,145
2.15%, 03/06/20	250,000	250,844
2.50%, 01/19/21	250,000	251,426
Santander Holdings USA, Inc., 3.45%, 08/27/18	250,000	255,466
2.65%, 04/17/20	150,000	147,648
Santander UK Group Holdings PLC, 2.88%, 10/16/20	105,000	104,802
State Street Corp., 4.38%, 03/07/21	300,000	331,970
3.30%, 12/16/24	155,000	159,463
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	500,000	501,320
2.45%, 01/16/20	250,000	252,344
Toronto-Dominion Bank (The), 1.40%, 04/30/18	250,000	249,126
US Bancorp, 1.65%, 05/15/17	350,000	352,213
4.13%, 05/24/21	100,000	109,008
US Bank NA, 2.13%, 10/28/19	500,000	502,891
Wells Fargo & Co., 1.50%, 01/16/18	750,000	749,076
2.15%, 01/15/19	500,000	504,195
Series N, 2.15%, 01/30/20	500,000	500,239
3.00%, 01/22/21	500,000	515,196
3.00%, 02/19/25	260,000	253,771
4.30%, 07/22/27	200,000	205,687
5.38%, 02/07/35	118,000	134,420
5.61%, 01/15/44	483,000	529,558
3.90%, 05/01/45	150,000	136,898
Westpac Banking Corp., 2.25%, 07/30/18	500,000	506,295

		35,411,733

Beverages 0.6%
Anheuser-Busch Cos. LLC, 5.00%, 03/01/19	164,000	177,995
6.00%, 11/01/41	103,000	120,317
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	100,000	100,611
3.65%, 02/01/26	500,000	506,743
4.63%, 02/01/44	350,000	352,202
4.90%, 02/01/46	465,000	481,542
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 04/15/20	200,000	220,957
2.50%, 07/15/22	250,000	243,464
Coca-Cola Co. (The), 3.15%, 11/15/20	200,000	211,699
3.20%, 11/01/23	400,000	420,655
Diageo Capital PLC, 1.13%, 04/29/18	350,000	345,682
Diageo Investment Corp., 2.88%, 05/11/22	500,000	506,087
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	255,421
Molson Coors Brewing Co., 3.50%, 05/01/22	250,000	254,677
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	196,651
PepsiCo, Inc., 1.85%, 04/30/20	250,000	251,163
3.13%, 11/01/20	200,000	210,447
3.60%, 03/01/24	250,000	266,222

		5,122,535

Biotechnology 0.4%
Amgen, Inc., 3.45%, 10/01/20	200,000	207,457
6.40%, 02/01/39	300,000	355,095
5.15%, 11/15/41	250,000	256,455
Biogen, Inc., 4.05%, 09/15/25	95,000	97,272
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	108,572

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Biotechnology (continued)
Celgene Corp., 3.25%, 08/15/22	$200,000	$199,102
4.63%, 05/15/44	150,000	140,710
5.00%, 08/15/45	250,000	249,351
Gilead Sciences, Inc., 2.05%, 04/01/19	500,000	502,935
4.50%, 04/01/21	100,000	110,332
3.70%, 04/01/24	150,000	155,758
3.50%, 02/01/25	145,000	148,952
3.65%, 03/01/26	75,000	76,613
4.50%, 02/01/45	250,000	246,233

		2,854,837

Capital Markets 1.3%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	111,578
4.00%, 10/15/23	250,000	263,909
Bear Stearns Cos. LLC (The), 4.65%, 07/02/18	246,000	259,736
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	151,635
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20(b)	250,000	250,756
3.80%, 09/15/22	250,000	252,848
Credit Suisse USA, Inc., 7.13%, 07/15/32	195,000	254,585
Deutsche Bank AG, 1.88%, 02/13/18	650,000	641,537
Series 1254, 4.10%, 01/13/26	250,000	244,748
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	250,418
Goldman Sachs Group, Inc. (The), 2.55%, 10/23/19	500,000	500,493
Series D, 6.00%, 06/15/20	500,000	561,224
5.75%, 01/24/22	250,000	283,540
4.00%, 03/03/24	250,000	256,269
3.50%, 01/23/25	500,000	492,848
3.75%, 05/22/25	350,000	351,545
6.13%, 02/15/33	200,000	231,665
6.75%, 10/01/37	450,000	519,503
Jefferies Group LLC, 6.88%, 04/15/21	250,000	281,822
Morgan Stanley, 4.75%, 03/22/17	500,000	517,859
2.13%, 04/25/18	250,000	250,157
2.50%, 01/24/19	350,000	351,399
7.30%, 05/13/19	400,000	458,390
2.65%, 01/27/20	500,000	500,662
2.80%, 06/16/20	230,000	230,801
5.50%, 07/28/21	150,000	167,784
4.10%, 05/22/23	350,000	354,306
4.00%, 07/23/25	155,000	158,078
4.35%, 09/08/26	250,000	251,014
3.95%, 04/23/27	250,000	241,312
7.25%, 04/01/32	226,000	294,981
TD Ameritrade Holding Corp., 2.95%, 04/01/22	250,000	253,328
3.63%, 04/01/25	250,000	259,219
UBS AG, 2.35%, 03/26/20	250,000	250,676

		10,700,625

Chemicals 0.5%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	250,000	249,350
Albemarle Corp., 5.45%, 12/01/44	200,000	190,483
CF Industries, Inc., 3.45%, 06/01/23	200,000	182,341
Dow Chemical Co. (The), 4.13%, 11/15/21	150,000	155,410
3.50%, 10/01/24	250,000	242,720
4.38%, 11/15/42	150,000	127,746
E.I. du Pont de Nemours & Co., 4.90%, 01/15/41	200,000	197,833
Eastman Chemical Co., 3.60%, 08/15/22	250,000	242,499
Ecolab, Inc., 2.25%, 01/12/20	135,000	134,587
4.35%, 12/08/21	100,000	108,485
3.25%, 01/14/23	250,000	253,383
Lubrizol Corp., 6.50%, 10/01/34	103,000	131,026
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	446,295
4.63%, 02/26/55	100,000	78,465
Monsanto Co., 2.75%, 07/15/21	500,000	495,421
4.20%, 07/15/34	70,000	59,493
Mosaic Co. (The), 5.45%, 11/15/33	250,000	242,686
Praxair, Inc., 4.05%, 03/15/21	150,000	162,427
3.20%, 01/30/26	250,000	256,714

		3,957,364

Commercial Services & Supplies 0.2%
Catholic Health Initiatives, 4.35%, 11/01/42	300,000	286,310
GATX Corp., 2.38%, 07/30/18	250,000	248,757
Massachusetts Institute of Technology, 4.68%, 07/01/14	200,000	211,443
Northwestern University, 3.87%, 12/01/48	100,000	102,647
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	65,049
Princeton University, 5.70%, 03/01/39	200,000	261,212
Republic Services, Inc., 5.25%, 11/15/21	350,000	392,317
3.20%, 03/15/25	250,000	246,529
Waste Management, Inc., 3.90%, 03/01/35	90,000	85,708

		1,899,972

Communications Equipment 0.1%
Cisco Systems, Inc., 4.95%, 02/15/19	335,000	368,030
5.50%, 01/15/40	250,000	293,608
Motorola Solutions, Inc., 4.00%, 09/01/24	150,000	128,185
7.50%, 05/15/25	144,000	159,939
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	156,387

		1,106,149

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	$100,000	$103,503

Consumer Finance 0.2%
American Express Co., 6.15%, 08/28/17	125,000	133,214
3.63%, 12/05/24	150,000	149,461
American Express Credit Corp., 1.13%, 06/05/17	250,000	248,868
1.55%, 09/22/17	750,000	750,559
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	244,235
Synchrony Financial, 4.50%, 07/23/25	190,000	191,219
Visa, Inc., 3.15%, 12/14/25	195,000	198,235

		1,915,791

Diversified Financial Services 0.6%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	66,934
AXA Financial, Inc., 7.00%, 04/01/28	92,000	115,045
CME Group, Inc., 3.00%, 03/15/25	250,000	251,266
GE Capital International Funding Co., 2.34%, 11/15/20(b)	206,000	206,755
4.42%, 11/15/35(b)	832,000	854,071
General Electric Capital Corp., 2.20%, 01/09/20	250,000	254,214
5.30%, 02/11/21	72,000	82,103
Series A, 6.75%, 03/15/32	106,000	139,041
6.15%, 08/07/37	144,000	184,850
5.88%, 01/14/38	150,000	184,881
6.88%, 01/10/39	100,000	137,536
6.38%, 11/15/67(a)	150,000	159,000
Intercontinental Exchange, Inc., 3.75%, 12/01/25	80,000	82,005
McGraw Hill Financial, Inc., 4.40%, 02/15/26	250,000	258,829
Moody’s Corp., 4.50%, 09/01/22	100,000	108,140
MUFG Americas Holdings Corp., 3.00%, 02/10/25	250,000	244,236
Murray Street Investment Trust I, 4.65%, 03/09/17 (c)	500,000	514,872
National Rural Utilities Cooperative Finance Corp., 5.45%, 04/10/17	400,000	420,237
Series C, 8.00%, 03/01/32	111,000	156,390
Western Union Co. (The), 6.20%, 11/17/36	100,000	97,067

		4,517,472

Diversified Telecommunication Services 1.1%
AT&T, Inc., 2.38%, 11/27/18	300,000	302,112
2.45%, 06/30/20	750,000	741,669
3.90%, 03/11/24	500,000	513,830
4.13%, 02/17/26	250,000	249,835
4.50%, 05/15/35	310,000	279,587
6.55%, 02/15/39	310,000	337,608
5.35%, 09/01/40	275,000	262,506
4.30%, 12/15/42	267,000	220,309
4.80%, 06/15/44	150,000	133,265
British Telecommunications PLC, 9.63%, 12/15/30	191,000	275,031
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	106,000	147,329
Embarq Corp., 8.00%, 06/01/36	150,000	148,549
France Telecom SA, 9.00%, 03/01/31	133,000	191,213
GTE Corp., 6.94%, 04/15/28	103,000	122,552
Telefonica Emisiones SAU, 5.46%, 02/16/21	500,000	556,346
4.57%, 04/27/23	200,000	211,227
Verizon Communications, Inc., 1.35%, 06/09/17	1,000,000	998,822
3.65%, 09/14/18	250,000	261,658
3.50%, 11/01/24	500,000	495,803
6.40%, 09/15/33	250,000	282,484
4.40%, 11/01/34	500,000	455,428
5.85%, 09/15/35	82,000	87,175
3.85%, 11/01/42	250,000	204,364
6.55%, 09/15/43	750,000	875,592
4.52%, 09/15/48	250,000	219,030
5.01%, 08/21/54	150,000	134,966

		8,708,290

Electric Utilities 1.7%
Alabama Power Co., 5.70%, 02/15/33	276,000	325,138
Ameren Illinois Co., 2.70%, 09/01/22	350,000	353,343
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	163,872
Arizona Public Service Co., 5.50%, 09/01/35	150,000	176,635
Berkshire Hathaway Energy Co., 3.50%, 02/01/25	750,000	757,480
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	229,683
Commonwealth Edison Co., 3.10%, 11/01/24	500,000	502,698
Consolidated Edison Co. of New York, Inc., 3.30%, 12/01/24	350,000	358,100
Series 03-A, 5.88%, 04/01/33	82,000	96,227
5.70%, 06/15/40	150,000	182,207
Delmarva Power & Light Co., 4.00%, 06/01/42	100,000	97,837
Dominion Resources, Inc., 5.20%, 08/15/19	100,000	109,165
3.63%, 12/01/24	250,000	248,965
Series B, 5.95%, 06/15/35	174,000	196,091

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
DTE Electric Co., 3.65%, 03/15/24	$250,000	$264,941
3.70%, 03/15/45	180,000	172,299
Duke Energy Carolinas LLC, 4.30%, 06/15/20	500,000	547,931
Duke Energy Corp.,
3.05%, 08/15/22	200,000	199,331
3.75%, 04/15/24	250,000	254,601
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	107,083
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	55,010
Entergy Corp., 5.13%, 09/15/20	300,000	326,200
4.00%, 07/15/22	200,000	209,378
Exelon Corp., 5.63%, 06/15/35	250,000	268,663
Exelon Generation Co. LLC, 2.95%, 01/15/20	250,000	244,701
5.75%, 10/01/41	150,000	122,965
Florida Power & Light Co., 5.65%, 02/01/37	200,000	247,709
Florida Power Corp., 5.90%, 03/01/33	247,000	291,720
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	108,984
Kansas City Power & Light Co., 3.65%, 08/15/25	100,000	102,203
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	245,057
Nevada Power Co., 5.45%, 05/15/41	100,000	115,849
Nisource Finance Corp., 5.95%, 06/15/41	150,000	177,186
Northeast Utilities, Series H, 3.15%, 01/15/25	125,000	122,498
Northern States Power Co., 4.00%, 08/15/45	85,000	86,172
Ohio Power Co., Series G, 6.60%, 02/15/33	164,000	204,362
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42	150,000	163,712
Pacific Gas & Electric Co., 3.25%, 06/15/23	500,000	508,832
5.80%, 03/01/37	150,000	177,776
6.25%, 03/01/39	100,000	124,054
PacifiCorp, 5.25%, 06/15/35	123,000	142,217
PPL Capital Funding, Inc., 5.00%, 03/15/44	250,000	259,730
Progress Energy, Inc., 7.75%, 03/01/31	164,000	217,344
Public Service Co. of Colorado, 3.60%, 09/15/42	200,000	189,463
Public Service Electric & Gas Co., 3.05%, 11/15/24	250,000	255,469
3.95%, 05/01/42	200,000	199,551
Puget Energy, Inc., 3.65%, 05/15/25	250,000	248,951
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	120,889
San Diego Gas & Electric Co., 3.95%, 11/15/41	150,000	149,624
Scottish Power Ltd., 5.81%, 03/15/25	82,000	91,775
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	242,899
Southern California Edison Co., Series B, 2.40%, 02/01/22	250,000	250,885
6.00%, 01/15/34	123,000	153,720
Series 05-B, 5.55%, 01/15/36	164,000	195,725
Southern Co. (The), 2.75%, 06/15/20	300,000	299,656
Southern Power Co., 4.15%, 12/01/25	250,000	254,816
Tampa Electric Co., 5.40%, 05/15/21	250,000	284,386
Virginia Electric and Power Co., Series B, 4.20%, 05/15/45	120,000	121,808
WEC Energy Group, Inc., 3.55%, 06/15/25	250,000	255,879
Wisconsin Electric Power Co., 2.95%, 09/15/21	250,000	257,084
5.63%, 05/15/33	41,000	49,108
Wisconsin Power & Light Co., 4.10%, 10/15/44	100,000	100,876
Xcel Energy, Inc., 5.61%, 04/01/17	173,000	181,191
6.50%, 07/01/36	123,000	154,378

		13,924,082

Electrical Equipment 0.2%
Honeywell International, Inc., 5.30%, 03/01/18	500,000	542,731
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	107,104
Precision Castparts Corp., 1.25%, 01/15/18	175,000	174,442
4.20%, 06/15/35	250,000	255,493
Thermo Fisher Scientific, Inc., 3.60%, 08/15/21	250,000	257,676

		1,337,446

Electronic Equipment & Instruments 0.1%
Arrow Electronics, Inc., 4.50%, 03/01/23	100,000	101,610
Avnet Inc, 5.88%, 06/15/20	250,000	273,433
Corning, Inc., 2.90%, 05/15/22	365,000	354,163
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	200,000	196,669

		925,875

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	250,000	246,456
Halliburton Co., 3.80%, 11/15/25	50,000	46,870
6.70%, 09/15/38	250,000	278,840
National Oilwell Varco, Inc., 3.95%, 12/01/42	100,000	72,138
Plains Exploration & Production Co., 6.63%, 05/01/21	130,000	63,700

		708,004

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Food & Staples Retailing 0.3%
CVS Health Corp., 3.50%, 07/20/22	$500,000	$514,818
3.38%, 08/12/24	500,000	499,807
4.88%, 07/20/35	250,000	259,529
Kroger Co. (The),
4.00%, 02/01/24	350,000	369,857
7.50%, 04/01/31	178,000	224,127
Sysco Corp.,
3.75%, 10/01/25	75,000	77,191
5.38%, 09/21/35	74,000	84,291
Walgreen Co., 3.10%, 09/15/22	150,000	145,842
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34	155,000	140,035

		2,315,497

Food Products 0.4%
Campbell Soup Co., 4.25%, 04/15/21	100,000	107,172
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	184,601
4.65%, 01/25/43	66,000	58,899
General Mills, Inc., 2.20%, 10/21/19	500,000	503,735
3.15%, 12/15/21	200,000	206,214
HJ Heinz Co., 5.20%, 07/15/45 (b)	150,000	157,754
JM Smucker Co. (The), 4.25%, 03/15/35	200,000	197,230
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	127,645
Kraft Foods Group, Inc., 3.50%, 06/06/22	500,000	511,285
6.88%, 01/26/39	138,000	166,622
Mondelez International, Inc., 4.00%, 02/01/24	200,000	206,496
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	268,226
Unilever Capital Corp., 5.90%, 11/15/32	144,000	184,444

		2,880,323

Gas Utilities 0.9%
AGL Capital Corp., 4.40%, 06/01/43	100,000	93,001
Atmos Energy Corp., 4.13%, 10/15/44	200,000	198,666
Buckeye Partners LP, 4.15%, 07/01/23	250,000	208,966
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	224,184
Columbia Pipeline Group, Inc., 3.30%, 06/01/20 (b)	350,000	331,848
Dominion Gas Holdings LLC, 2.80%, 11/15/20	335,000	340,531
El Paso Natural Gas Co. LLC, 8.37%, 06/15/32	50,000	48,522
Enable Midstream Partners LP, 5.00%, 05/15/44	150,000	86,858
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	245,152
Energy Transfer Partners LP, 4.65%, 06/01/21	100,000	88,507
5.20%, 02/01/22	250,000	223,977
6.05%, 06/01/41	100,000	74,948
6.50%, 02/01/42	250,000	193,353
Enterprise Products Operating LLC, Series L, 6.30%, 09/15/17	250,000	262,136
6.13%, 10/15/39	215,000	201,230
4.85%, 08/15/42	150,000	122,800
4.95%, 10/15/54	250,000	189,282
Kinder Morgan Energy Partners LP, 6.85%, 02/15/20	425,000	435,161
5.80%, 03/15/35	144,000	112,927
6.38%, 03/01/41	250,000	200,870
Kinder Morgan, Inc., 3.05%, 12/01/19	500,000	462,820
4.30%, 06/01/25	85,000	73,802
5.30%, 12/01/34	200,000	152,409
5.05%, 02/15/46	250,000	182,058
National Fuel Gas Co., 3.75%, 03/01/23	250,000	212,391
ONEOK Partners LP, 4.90%, 03/15/25	250,000	200,791
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 06/15/44	250,000	169,059
Sempra Energy,
4.05%, 12/01/23	200,000	206,213
6.00%, 10/15/39	100,000	111,427
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(b)	200,000	202,886
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	119,553
Spectra Energy Partners LP, 3.50%, 03/15/25	250,000	219,774
Sunoco Logistics Partners Operations LP, 5.35%, 05/15/45	150,000	104,563
TransCanada PipeLines Ltd.,
3.80%, 10/01/20	250,000	252,633
4.63%, 03/01/34	250,000	219,516
Williams Partners LP,
7.25%, 02/01/17	100,000	99,907
3.90%, 01/15/25	250,000	178,054
5.40%, 03/04/44	250,000	163,925

		7,214,700

Health Care Equipment & Supplies 0.0%†
Mead Johnson Nutrition Co., 4.13%, 11/15/25	110,000	112,767

Health Care Providers & Services 0.9%
Aetna, Inc., 6.63%, 06/15/36	250,000	305,355
AmerisourceBergen Corp., 4.25%, 03/01/45	250,000	234,722
Baxter International, Inc., 5.38%, 06/01/18	435,000	467,358
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	254,522
3.30%, 03/01/23	250,000	252,425
Boston Scientific Corp., 2.65%, 10/01/18	250,000	253,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Cardinal Health, Inc., 3.20%, 06/15/22	$200,000	$203,594
3.75%, 09/15/25	170,000	174,406
Cigna Corp., 3.25%, 04/15/25	250,000	245,250
5.38%, 02/15/42	150,000	161,466
Covidien International Finance SA, 6.00%, 10/15/17	440,000	472,321
Danaher Corp., 3.90%, 06/23/21	100,000	108,255
Express Scripts, Inc., 3.90%, 02/15/22	250,000	259,203
Humana, Inc., 3.15%, 12/01/22	250,000	247,418
Laboratory Corp. of America Holdings, 3.75%, 08/23/22	200,000	202,503
McKesson Corp., 6.00%, 03/01/41	100,000	114,640
Medtronic, Inc., 3.15%, 03/15/22	135,000	139,438
3.63%, 03/15/24	200,000	208,129
4.38%, 03/15/35	250,000	255,191
4.00%, 04/01/43	200,000	188,447
4.63%, 03/15/45	250,000	262,224
St. Jude Medical, Inc., 3.25%, 04/15/23	200,000	199,836
3.88%, 09/15/25	45,000	46,073
Stryker Corp., 1.30%, 04/01/18	350,000	348,192
3.38%, 11/01/25	80,000	79,460
UnitedHealth Group, Inc., 1.63%, 03/15/19	250,000	249,330
2.88%, 12/15/21	500,000	514,738
4.63%, 07/15/35	25,000	26,602
5.80%, 03/15/36	417,000	498,838
WellPoint, Inc., 3.50%, 08/15/24	250,000	247,634
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	152,314
4.25%, 08/15/35	210,000	194,339

		7,567,464

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	110,190
Marriott International, Inc., Series N, 3.13%, 10/15/21	250,000	251,735
McDonald’s Corp., 5.35%, 03/01/18	240,000	257,673
4.88%, 07/15/40	250,000	250,900
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	161,198

		1,031,696

Household Durables 0.1%
Emerson Electric Co., 6.00%, 08/15/32	57,000	68,417
Newell Rubbermaid, Inc., 2.88%, 12/01/19	250,000	244,856
Stanley Black & Decker, Inc., 2.90%, 11/01/22	150,000	149,166
Whirlpool Corp., 3.70%, 05/01/25	250,000	254,522

		716,961

Household Products 0.0%†
Kimberly-Clark Corp., 2.40%, 03/01/22	250,000	253,133
2.65%, 03/01/25	55,000	55,039

		308,172

Industrial Conglomerates 0.4%
3M Co.,
3.00%, 08/07/25	250,000	258,888
5.70%, 03/15/37	50,000	62,484
Dover Corp., 5.38%, 03/01/41	50,000	58,013
Eaton Corp., 2.75%, 11/02/22	250,000	244,342
4.00%, 11/02/32	150,000	145,656
General Electric Co., 5.25%, 12/06/17	400,000	428,958
2.70%, 10/09/22	250,000	254,485
3.38%, 03/11/24	250,000	263,540
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	223,610
Ingersoll-Rand Global Holding Co., Ltd., 2.88%, 01/15/19	50,000	50,245
5.75%, 06/15/43	50,000	55,834
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/01/24	250,000	247,707
Parker-Hannifin Corp., 4.20%, 11/21/34	250,000	256,602
Pentair Finance SA, 1.88%, 09/15/17	250,000	248,172
Textron, Inc., 4.30%, 03/01/24	250,000	256,505
Tyco Electronics Group SA, 3.50%, 02/03/22	150,000	154,847

		3,209,888

Information Technology Services 0.3%
Computer Sciences Corp., 4.45%, 09/15/22	100,000	101,602
Fiserv, Inc., 4.75%, 06/15/21	200,000	217,997
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(b)	500,000	475,905
International Business Machines Corp., 1.13%, 02/06/18	500,000	497,812
2.90%, 11/01/21	150,000	152,351
5.88%, 11/29/32	250,000	300,063
Xerox Corp., 6.35%, 05/15/18	200,000	213,354
4.80%, 03/01/35	120,000	102,953

		2,062,037

Insurance 1.0%
ACE INA Holdings, Inc., 2.70%, 03/13/23	250,000	248,672
3.35%, 05/03/26	45,000	45,930
Aflac, Inc., 3.63%, 11/15/24	250,000	257,910
Alleghany Corp., 4.95%, 06/27/22	250,000	272,403
Allstate Corp. (The), 6.50%, 05/15/57(a)	145,000	157,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
American International Group, Inc., 4.80%, 07/10/45	$250,000	$229,215
Aon Corp., 5.00%, 09/30/20	400,000	441,940
Assurant, Inc., 2.50%, 03/15/18	250,000	251,120
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42	150,000	152,187
Berkshire Hathaway, Inc., 1.55%, 02/09/18	500,000	503,523
Chubb Corp. (The), 6.37%, 04/15/37(a)	300,000	280,950
CNA Financial Corp., 5.75%, 08/15/21	250,000	280,952
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	100,000	119,273
ING US, Inc., 5.50%, 07/15/22	250,000	279,644
Lincoln National Corp., 4.85%, 06/24/21	50,000	54,345
6.15%, 04/07/36	160,000	183,780
Loews Corp., 4.13%, 05/15/43	100,000	91,906
Markel Corp., 3.63%, 03/30/23	250,000	249,892
Marsh & McLennan Cos., Inc., 4.80%, 07/15/21	300,000	331,307
MetLife, Inc., 1.90%, 12/15/17	500,000	502,128
3.05%, 12/15/22	250,000	250,922
5.70%, 06/15/35	86,000	97,982
6.40%, 12/15/36	200,000	210,000
4.60%, 05/13/46	85,000	83,108
Nationwide Financial Services, Inc., 6.75%, 05/15/37(d)	75,000	75,000
Principal Financial Group, Inc., 3.30%, 09/15/22	250,000	254,521
Progressive Corp. (The), 3.75%, 08/23/21	150,000	160,992
6.25%, 12/01/32	113,000	142,552
Prudential Financial, Inc., 5.38%, 06/21/20	250,000	279,661
Series B, 5.75%, 07/15/33	103,000	115,427
6.63%, 06/21/40	200,000	239,455
5.62%, 06/15/43(a)	150,000	151,688
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	110,022
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	131,776
Travelers Cos., Inc. (The), 5.75%, 12/15/17	90,000	97,116
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	170,419
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	111,615
WR Berkley Corp., 4.75%, 08/01/44	250,000	249,213

		7,865,943

Internet & Catalog Retail 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/21	200,000	197,473
Amazon.com, Inc., 3.30%, 12/05/21	250,000	260,447
4.80%, 12/05/34	250,000	262,744
eBay, Inc., 1.35%, 07/15/17	500,000	498,084
3.25%, 10/15/20	100,000	102,984
Expedia, Inc., 5.95%, 08/15/20	150,000	163,909
QVC, Inc., 4.38%, 03/15/23	100,000	95,853

		1,581,494

Internet Software & Services 0.0%†
Google, Inc., 3.63%, 05/19/21	100,000	107,986

Machinery 0.3%
Caterpillar Financial Services Corp., 1.70%, 06/16/18	250,000	250,500
2.75%, 08/20/21	500,000	507,024
Caterpillar, Inc., 2.60%, 06/26/22	250,000	249,859
6.05%, 08/15/36	123,000	147,169
3.80%, 08/15/42	97,000	85,781
Deere & Co., 3.90%, 06/09/42	100,000	93,573
IDEX Corp., 4.20%, 12/15/21	200,000	210,934
John Deere Capital Corp., 1.30%, 03/12/18	400,000	397,657
1.95%, 01/08/19	250,000	252,451

		2,194,948

Media 1.1%
21st Century Fox America, Inc., 3.70%, 09/15/24	100,000	100,956
7.28%, 06/30/28	53,000	64,872
6.55%, 03/15/33	450,000	520,316
CBS Corp., 3.70%, 08/15/24	250,000	245,929
5.50%, 05/15/33	82,000	81,853
CCO Safari II LLC, 4.91%, 07/23/25(b)	330,000	330,327
6.83%, 10/23/55(b)	250,000	248,902
Comcast Corp., 4.25%, 01/15/33	250,000	247,121
7.05%, 03/15/33	205,000	261,056
4.20%, 08/15/34	150,000	147,632
6.50%, 11/15/35	70,000	86,965
6.95%, 08/15/37	205,000	266,465
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 03/15/22	500,000	505,163
3.95%, 01/15/25	350,000	345,365
Discovery Communications LLC, 5.05%, 06/01/20	350,000	371,739
3.45%, 03/15/25	135,000	120,400
Grupo Televisa SAB, 5.00%, 05/13/45	250,000	211,028
Historic TW, Inc., 6.88%, 06/15/18	122,000	135,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Media (continued)
NBCUniversal Media LLC, 5.15%, 04/30/20	$250,000	$280,890
5.95%, 04/01/41	100,000	118,734
4.45%, 01/15/43	200,000	196,615
Omnicom Group, Inc., 3.63%, 05/01/22	50,000	51,382
Thomson Reuters Corp., 3.85%, 09/29/24	250,000	252,137
Time Warner Cable, Inc., 6.75%, 07/01/18	415,000	453,314
5.50%, 09/01/41	250,000	218,696
4.50%, 09/15/42	250,000	198,945
Time Warner, Inc., 7.63%, 04/15/31	523,000	646,495
7.70%, 05/01/32	248,000	302,568
Viacom, Inc., 3.25%, 03/15/23	400,000	361,556
4.38%, 03/15/43	200,000	138,194
Walt Disney Co. (The), 1.10%, 12/01/17	500,000	499,744
3.00%, 02/13/26	250,000	251,937
WPP Finance 2010, 4.75%, 11/21/21	100,000	108,235
3.75%, 09/19/24	250,000	249,113

		8,620,425

Metals & Mining 0.4%
Barrick Gold Corp., 4.10%, 05/01/23	79,000	67,910
5.25%, 04/01/42	200,000	134,176
BHP Billiton Finance USA Ltd., 1.63%, 02/24/17	250,000	248,857
3.25%, 11/21/21	250,000	239,540
3.85%, 09/30/23	500,000	473,902
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 03/01/17	500,000	418,750
5.45%, 03/15/43	100,000	39,698
Freeport-McMoRan, Inc., 3.55%, 03/01/22	100,000	42,750
5.40%, 11/14/34	100,000	39,750
Goldcorp, Inc., 2.13%, 03/15/18	250,000	242,899
Kinross Gold Corp., 5.13%, 09/01/21	100,000	66,770
Newmont Mining Corp., 5.88%, 04/01/35	164,000	131,727
Nucor Corp., 4.00%, 08/01/23	250,000	244,141
Rio Tinto Alcan, Inc., 5.75%, 06/01/35	144,000	137,238
Rio Tinto Finance USA PLC, 2.88%, 08/21/22	200,000	179,980
4.13%, 08/21/42	150,000	117,630
Southern Copper Corp., 6.75%, 04/16/40	100,000	84,246
5.88%, 04/23/45	150,000	115,197
Vale Overseas Ltd., 6.88%, 11/21/36	306,000	193,080
Vale SA, 5.63%, 09/11/42	150,000	88,854

		3,307,095

Multiline Retail 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	200,000	210,200
2.25%, 02/15/22	85,000	85,383
Dollar General Corp., 1.88%, 04/15/18	250,000	248,645
Kohl’s Corp., 4.00%, 11/01/21	100,000	101,302
3.25%, 02/01/23	150,000	140,760
Macy’s Retail Holdings, Inc., 6.90%, 04/01/29	50,000	54,550
6.70%, 07/15/34	150,000	146,785
Nordstrom, Inc., 4.00%, 10/15/21	250,000	265,541
Target Corp., 6.00%, 01/15/18	300,000	327,195
6.35%, 11/01/32	217,000	275,950
Wal-Mart Stores, Inc., 4.25%, 04/15/21	500,000	557,620
7.55%, 02/15/30	82,000	117,119
5.25%, 09/01/35	242,000	282,343
6.20%, 04/15/38	250,000	317,292
5.63%, 04/15/41	150,000	180,323

		3,311,008

Oil, Gas & Consumable Fuels 1.5%
Anadarko Petroleum Corp., 6.38%, 09/15/17	100,000	101,006
6.45%, 09/15/36	269,000	215,156
Apache Corp., 3.63%, 02/01/21	250,000	236,729
4.75%, 04/15/43	250,000	183,828
BP Capital Markets PLC, 1.38%, 05/10/18	250,000	245,339
2.32%, 02/13/20	250,000	245,985
4.50%, 10/01/20	100,000	106,770
3.56%, 11/01/21	250,000	255,589
3.06%, 03/17/22	210,000	206,122
3.51%, 03/17/25	250,000	240,871
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	152,689
Cenovus Energy, Inc., 5.70%, 10/15/19	200,000	198,226
Chevron Corp., 1.72%, 06/24/18	500,000	498,923
2.19%, 11/15/19	55,000	55,180
2.36%, 12/05/22	250,000	238,836
ConocoPhillips, 5.90%, 10/15/32	123,000	116,500
6.50%, 02/01/39	200,000	192,101
ConocoPhillips Co., 2.40%, 12/15/22	250,000	213,826
3.35%, 05/15/25(e)	250,000	212,488
4.15%, 11/15/34	145,000	115,498
Continental Resources, Inc., 4.90%, 06/01/44	150,000	81,239
Devon Energy Corp., 7.95%, 04/15/32	250,000	217,933
5.00%, 06/15/45	150,000	99,290
Diamond Offshore Drilling, Inc., 4.88%, 11/01/43	100,000	57,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA, 5.88%, 05/28/45	$325,000	$224,965
Ensco PLC, 4.50%, 10/01/24(e)	250,000	150,000
EOG Resources, Inc.,
5.63%, 06/01/19	130,000	140,511
4.10%, 02/01/21	200,000	208,229
Exxon Mobil Corp.,
3.18%, 03/15/24	350,000	360,737
2.71%, 03/06/25	250,000	247,166
Hess Corp., 7.30%, 08/15/31	196,000	175,742
Husky Energy, Inc., 3.95%, 04/15/22	200,000	175,374
Marathon Oil Corp., 6.80%, 03/15/32	82,000	63,541
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	306,372
Murphy Oil Corp., 5.13%, 12/01/42	100,000	54,425
Noble Energy, Inc.,
3.90%, 11/15/24	250,000	210,304
6.00%, 03/01/41	150,000	116,470
Noble Holding International Ltd., 5.25%, 03/15/42	100,000	40,000
Occidental Petroleum Corp., 3.13%, 02/15/22	200,000	192,931
Pemex Project Funding Master Trust, 6.63%, 06/15/35	301,000	266,448
Petroleos Mexicanos,
3.50%, 07/18/18	500,000	490,000
4.50%, 01/23/26(b)	250,000	215,000
5.50%, 06/27/44	250,000	188,450
6.38%, 01/23/45	250,000	210,938
5.63%, 01/23/46(b)	100,000	77,000
Phillips 66, 5.88%, 05/01/42	150,000	140,764
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	46,515
Pride International, Inc., 8.50%, 06/15/19	100,000	80,000
Rowan Cos., Inc., 4.75%, 01/15/24	75,000	48,597
Shell International Finance BV,
1.13%, 08/21/17	1,000,000	995,555
4.13%, 05/11/35	150,000	137,082
6.38%, 12/15/38	250,000	286,611
4.55%, 08/12/43	250,000	233,795
Southwestern Energy Co., 4.10%, 03/15/22	150,000	95,625
Statoil ASA,
3.13%, 08/17/17	250,000	255,078
1.15%, 05/15/18	250,000	245,939
2.75%, 11/10/21	500,000	493,224
Total Capital International SA, 3.70%, 01/15/24	500,000	504,064
Valero Energy Corp.,
3.65%, 03/15/25	205,000	191,030
7.50%, 04/15/32	82,000	88,464
6.63%, 06/15/37	100,000	97,051

		12,541,657

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	288,536
International Paper Co., 4.80%, 06/15/44	250,000	214,845

		503,381

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	102,287
Procter & Gamble Co. (The),
1.90%, 11/01/19	250,000	254,914
5.80%, 08/15/34	205,000	258,643

		615,844

Pharmaceuticals 1.1%
Abbott Laboratories, 5.30%, 05/27/40	250,000	288,866
AbbVie, Inc.,
1.80%, 05/14/18	250,000	249,272
2.00%, 11/06/18	500,000	498,581
2.90%, 11/06/22	500,000	491,315
4.50%, 05/14/35	385,000	376,495
4.40%, 11/06/42	75,000	70,248
Actavis Funding SCS,
3.45%, 03/15/22	155,000	157,286
3.85%, 06/15/24	40,000	40,738
4.55%, 03/15/35	100,000	98,518
4.85%, 06/15/44	150,000	150,706
4.75%, 03/15/45	250,000	249,986
Allergan, Inc., 1.35%, 03/15/18	300,000	297,055
AstraZeneca PLC,
5.90%, 09/15/17	300,000	321,390
6.45%, 09/15/37	140,000	178,261
Baxalta, Inc., 4.00%, 06/23/25(b)	100,000	99,393
Bristol-Myers Squibb Co., 2.00%, 08/01/22	350,000	346,599
Eli Lilly & Co., 2.75%, 06/01/25	45,000	45,260
GlaxoSmithKline Capital PLC,
1.50%, 05/08/17	250,000	251,571
2.85%, 05/08/22	250,000	255,207
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	161,900
Johnson & Johnson,
2.95%, 09/01/20	100,000	105,746
2.45%, 12/05/21	250,000	258,756
4.95%, 05/15/33	287,000	338,863
Merck & Co., Inc.,
1.10%, 01/31/18	500,000	500,846
2.75%, 02/10/25	220,000	217,781
4.15%, 05/18/43	250,000	252,333
Novartis Capital Corp.,
3.40%, 05/06/24	500,000	526,361
3.00%, 11/20/25	250,000	252,718
Perrigo Co. PLC, 4.00%, 11/15/23	250,000	249,455
Pfizer, Inc.,
4.65%, 03/01/18	185,000	197,777
7.20%, 03/15/39	375,000	517,216
Pharmacia Corp., 6.60%, 12/01/28	123,000	162,813
Sanofi, 1.25%, 04/10/18	250,000	250,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	$32,000	$33,135
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	5,000	5,524
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	82,000	84,909
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	200,000	199,385
Zoetis, Inc.,
3.25%, 02/01/23	50,000	47,752
4.50%, 11/13/25	115,000	118,594

		8,948,861

Real Estate Investment Trusts (REITs) 0.7%
American Tower Corp.,
2.80%, 06/01/20	250,000	247,655
4.40%, 02/15/26	25,000	25,305
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	429,913
AvalonBay Communities, Inc., 3.45%, 06/01/25	100,000	100,804
CBL & Associates LP, 4.60%, 10/15/24	250,000	231,628
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	272,806
Duke Realty LP, 3.88%, 10/15/22	250,000	255,298
Essex Portfolio LP, 3.38%, 01/15/23	500,000	501,839
HCP, Inc., 3.40%, 02/01/25	500,000	470,355
Health Care REIT, Inc., 5.25%, 01/15/22	300,000	328,033
Host Hotels & Resorts LP,
Series D, 3.75%, 10/15/23	100,000	98,188
Series E, 4.00%, 06/15/25	190,000	184,530
Kilroy Realty LP, 4.80%, 07/15/18	200,000	211,143
Omega Healthcare Investors, Inc., 4.50%, 01/15/25	250,000	239,270
Realty Income Corp., 4.65%, 08/01/23	250,000	262,829
Simon Property Group LP,
2.20%, 02/01/19	750,000	760,451
4.75%, 03/15/42	250,000	265,476
UDR, Inc., 4.25%, 06/01/18	100,000	104,994
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 06/01/21	100,000	107,935
4.25%, 03/01/22	250,000	260,702
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	296,214

		5,655,368

Road & Rail 0.4%
Burlington Northern Santa Fe LLC,
7.95%, 08/15/30	144,000	204,972
5.05%, 03/01/41	350,000	370,442
4.70%, 09/01/45	150,000	152,542
Canadian Pacific Railway Ltd., 4.50%, 01/15/22	500,000	540,985
CSX Corp.,
5.50%, 04/15/41	100,000	110,696
3.95%, 05/01/50	250,000	210,460
FedEx Corp.,
2.70%, 04/15/23	500,000	484,555
3.88%, 08/01/42	50,000	43,351
Norfolk Southern Corp.,
2.90%, 02/15/23	92,000	89,934
5.59%, 05/17/25	59,000	67,687
4.84%, 10/01/41	15,000	15,155
4.45%, 06/15/45	50,000	46,466
6.00%, 05/23/11	100,000	106,241
Ryder System, Inc.,
2.50%, 03/01/18	250,000	250,766
2.50%, 05/11/20	105,000	103,853
Union Pacific Corp.,
3.25%, 08/15/25	250,000	254,837
4.15%, 01/15/45	150,000	146,788
United Parcel Service of America, Inc., 8.38%, 04/01/20	82,000	102,495
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	267,173

		3,569,398

Semiconductors & Semiconductor Equipment 0.2%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	325,749
Broadcom Corp., 2.70%, 11/01/18	100,000	101,108
Intel Corp.,
2.70%, 12/15/22	250,000	251,303
3.70%, 07/29/25	150,000	158,129
4.80%, 10/01/41	200,000	207,496
KLA-Tencor Corp., 4.65%, 11/01/24	215,000	217,782
Lam Research Corp., 3.80%, 03/15/25	145,000	138,215
QUALCOMM, Inc., 4.65%, 05/20/35	250,000	233,468
Texas Instruments, Inc., 1.75%, 05/01/20	250,000	248,924

		1,882,174

Software 0.5%
Adobe Systems, Inc., 3.25%, 02/01/25	70,000	70,397
CA, Inc., 4.50%, 08/15/23	240,000	246,784
CDK Global, Inc., 4.50%, 10/15/24	250,000	249,817
Microsoft Corp.,
1.00%, 05/01/18	500,000	499,871
3.00%, 10/01/20	350,000	369,295
3.63%, 12/15/23	250,000	268,496
3.50%, 02/12/35	665,000	625,025
4.45%, 11/03/45	75,000	76,845
Oracle Corp.,
1.20%, 10/15/17	350,000	351,004
5.00%, 07/08/19	100,000	110,919
2.25%, 10/08/19	250,000	254,753
3.25%, 05/15/30	400,000	381,047
4.30%, 07/08/34	500,000	493,988

		3,998,241

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Specialty Retail 0.2%
AutoZone, Inc.,
4.00%, 11/15/20	$200,000	$210,995
3.25%, 04/15/25	165,000	161,477
Gap, Inc. (The), 5.95%, 04/12/21	100,000	103,979
Home Depot, Inc. (The),
3.35%, 09/15/25	45,000	46,423
5.88%, 12/16/36	230,000	280,864
5.95%, 04/01/41	100,000	123,757
4.40%, 03/15/45	200,000	206,119
Lowe’s Cos., Inc.,
6.50%, 03/15/29	164,000	207,904
4.25%, 09/15/44	250,000	251,117

		1,592,635

Technology Hardware, Storage & Peripherals 0.3%
Apple, Inc.,
1.00%, 05/03/18	500,000	497,510
3.45%, 05/06/24	500,000	518,561
2.50%, 02/09/25	170,000	162,849
3.85%, 05/04/43	250,000	224,429
4.38%, 05/13/45	145,000	141,365
EMC Corp., 1.88%, 06/01/18	500,000	478,140
Hewlett-Packard Co., 4.65%, 12/09/21	500,000	507,625
NetApp, Inc., 3.38%, 06/15/21	150,000	149,568
Seagate HDD Cayman, 4.75%, 01/01/25	200,000	160,312

		2,840,359

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	108,254
VF Corp., 3.50%, 09/01/21	200,000	212,033

		320,287

Tobacco 0.3%
Altria Group, Inc.,
9.25%, 08/06/19	89,000	108,923
2.63%, 01/14/20	250,000	253,554
2.85%, 08/09/22	250,000	250,800
10.20%, 02/06/39	39,000	65,042
4.25%, 08/09/42	100,000	92,630
5.38%, 01/31/44	100,000	108,780
Philip Morris International, Inc.,
5.65%, 05/16/18	150,000	163,850
3.60%, 11/15/23	500,000	532,890
3.25%, 11/10/24	350,000	362,371
4.88%, 11/15/43	150,000	160,037
Reynolds American, Inc.,
5.70%, 08/15/35	75,000	82,162
4.75%, 11/01/42	150,000	144,467

		2,325,506

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 09/01/45	250,000	256,288

Wireless Telecommunication Services 0.2%
America Movil SAB de CV,
5.00%, 03/30/20	500,000	547,348
6.38%, 03/01/35	123,000	138,184
Rogers Communications, Inc., 5.00%, 03/15/44	250,000	249,407
Vodafone Group PLC,
2.95%, 02/19/23	250,000	235,705
7.88%, 02/15/30	144,000	174,281
6.15%, 02/27/37	75,000	75,725

		1,420,650

Total Corporate Bonds (cost $201,541,782)		202,327,849

Municipal Bonds 1.0%

	Principal Amount	Market Value

California 0.4%
Bay Area Toll Authority, RB, Series F-2, 6.26%, 04/01/49	150,000	207,906
California State, GO, 7.60%, 11/01/40	100,000	149,358
City of San Francisco California, Public Utilities Commission Water Revenue, RB, Series E, 6.00%, 11/01/40	100,000	123,787
East Bay Municipal Utility District, RB, 5.87%, 06/01/40	100,000	130,090
Los Angeles Community College District, GO, 6.75%, 08/01/49	100,000	144,370
Los Angeles Unified School District, GO, 6.76%, 07/01/34	100,000	135,129
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	210,000	293,968
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	300,000	354,585
San Diego County Water Authority, RB, Series B, 6.14%, 05/01/49	125,000	166,532
Santa Clara Valley Transportation Authority, RB, 5.88%, 04/01/32	200,000	248,778
State of California, GO
7.55%, 04/01/39	125,000	184,214
7.63%, 03/01/40	320,000	469,821
University of California, RB
Series R, 5.77%, 05/15/43	50,000	62,594
Series AD, 4.86%, 05/15/12	200,000	198,690

		2,869,822

Colorado 0.0%†
Denver City & County School District No. 1, Refunding, COP, Series B, 4.24%, 12/15/37	50,000	51,356

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Connecticut 0.0%†
State of Connecticut, GO, Series D, 5.09%, 10/01/30	$200,000	$227,804

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 04/01/57	150,000	178,005

Illinois 0.1%
State of Illinois, GO
5.88%, 03/01/19	100,000	107,964
5.10%, 06/01/33	535,000	506,254

		614,218

Massachusetts 0.0%†
Commonwealth of Massachusetts, RB, Series A, 5.73%, 06/01/40	150,000	191,199

New Jersey 0.1%
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 02/15/29	150,000	178,638
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 01/01/40	215,000	313,760
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 05/01/40	250,000	298,458

		790,856

New York 0.2%
City of New York, GO, 5.85%, 06/01/40	220,000	281,140
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/39	140,000	208,583
New York City Municipal Water Finance Authority, Refunding, RB, Series AA, 5.79%, 06/15/41	300,000	333,639
New York City, Transitional Finance Authority, RB, 5.27%, 05/01/27	250,000	294,618
Port Authority of New York & New Jersey, RB, 6.04%, 12/01/29	300,000	372,522

		1,490,502

North Carolina 0.0%†
University of North Carolina, Refunding, RB, 3.85%, 12/01/34	200,000	212,844

Ohio 0.1%
American Power, Inc., RB, Series B, 7.50%, 02/15/50	100,000	136,189
Northeast Regional Sewer District, RB, 6.04%, 11/15/40	200,000	227,918

		364,107

Oregon 0.0%†
Oregon School Boards Association, Limited Tax Pension, GO, AGM Insured, 5.53%, 06/30/28	200,000	235,610

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, GO, Series B, 4.65%, 02/15/26	200,000	219,742

Texas 0.1%
Dallas Independent School District, Texas School Building, GO, PSF-GTD, Series C, 6.45%, 02/15/35	150,000	176,685
Dallas, Rapid Transit, Sales Tax Revenue, Senior Lien, RB, Series B, 4.92%, 12/01/41	160,000	189,424
Texas Transportation Commission, RB, Series B, 5.18%, 04/01/30	100,000	120,956

		487,065

Total Municipal Bonds (cost $6,926,540)		7,933,130

Sovereign Bonds 3.5%

	Principal Amount	Market Value
CANADA 0.5%
Province of British Columbia Canada, 2.00%, 10/23/22	$500,000	$498,975
Canada Government International Bond, 1.63%, 02/27/19	500,000	506,592
Hydro Quebec, 8.88%, 03/01/26	109,000	154,858
Province of Manitoba Canada, 1.75%, 05/30/19	500,000	502,775
Province of Ontario Canada,
1.20%, 02/14/18	750,000	750,425
2.00%, 01/30/19	750,000	758,852
Province of Quebec Canada,
2.88%, 10/16/24	250,000	257,390
7.50%, 09/15/29	200,000	295,487

		3,725,354

COLOMBIA 0.2%
Colombia Government International Bond,
7.38%, 03/18/19	600,000	667,500
7.38%, 09/18/37	250,000	263,125
5.00%, 06/15/45	350,000	286,125

		1,216,750

GERMANY 0.2%
KFW,
0.75%, 03/17/17	1,000,000	999,030
1.75%, 10/15/19	1,000,000	1,012,105

		2,011,135

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Sovereign Bonds (Continued)

	Principal Amount	Market Value

ISRAEL 0.0%†
Israel Government International Bond, 3.15%, 06/30/23	$250,000	$257,520

ITALY 0.0%†
Italy Government International Bond, 5.38%, 06/15/33	184,000	214,866

JAPAN 0.0%†
Japan Finance Corp., 1.13%, 07/19/17	350,000	349,336

MEXICO 0.2%
Mexico Government International Bond, 5.13%, 01/15/20	250,000	270,500
3.63%, 03/15/22	500,000	502,500
6.75%, 09/27/34	373,000	450,398
5.55%, 01/21/45	200,000	201,750
4.60%, 01/23/46	250,000	221,875
5.75%, 10/12/10	200,000	184,000

		1,831,023

PANAMA 0.1%
Panama Government International Bond,
5.20%, 01/30/20	250,000	271,250
6.70%, 01/26/36	250,000	298,750

		570,000

PERU 0.1%
Peruvian Government International Bond,
7.13%, 03/30/19	370,000	419,765
5.63%, 11/18/50	200,000	206,500

		626,265

PHILIPPINES 0.1%
Philippine Government International Bond,
6.50%, 01/20/20	250,000	293,086
7.75%, 01/14/31	250,000	365,133
6.38%, 10/23/34	250,000	341,324

		999,543

POLAND 0.1%
Poland Government International Bond,
5.13%, 04/21/21	125,000	138,437
5.00%, 03/23/22	450,000	497,259
4.00%, 01/22/24	250,000	261,482

		897,178

SOUTH AFRICA 0.0%†
South Africa Government International Bond,
4.67%, 01/17/24	250,000	243,437
6.25%, 03/08/41	100,000	102,350

		345,787

SOUTH KOREA 0.1%
Export-Import Bank of Korea,
4.00%, 01/29/21	350,000	379,476
2.88%, 01/21/25	350,000	350,743
Republic of Korea, 5.63%, 11/03/25	200,000	251,640
Korea Development Bank (The), 4.63%, 11/16/21	200,000	223,811

		1,205,670

SUPRANATIONAL 1.5%
African Development Bank, 1.38%, 02/12/20	500,000	499,007
Asian Development Bank,
1.50%, 09/28/18	500,000	505,035
1.50%, 01/22/20	750,000	752,824
Council Of Europe Development Bank, 1.00%, 03/07/18	300,000	299,709
European Bank for Reconstruction & Development, 1.00%, 09/17/18	500,000	497,573
European Investment Bank,
5.13%, 05/30/17	500,000	527,928
1.13%, 09/15/17	1,000,000	1,003,170
1.00%, 06/15/18	1,000,000	997,239
1.13%, 08/15/18	500,000	499,598
1.38%, 06/15/20	500,000	496,775
2.50%, 10/15/24	500,000	515,023
Inter-American Development Bank,
1.25%, 01/16/18	1,000,000	1,007,366
1.75%, 08/24/18	500,000	509,612
1.75%, 10/15/19	1,000,000	1,020,118
International Bank for Reconstruction & Development,
1.13%, 07/18/17	500,000	503,467
1.88%, 10/07/19	1,000,000	1,024,543
7.63%, 01/19/23	677,000	927,134
International Finance Corp., 1.25%, 07/16/18	500,000	501,979

		12,088,100

TURKEY 0.3%
Turkey Government International Bond, 5.63%, 03/30/21	350,000	372,365
3.25%, 03/23/23	500,000	463,216
5.75%, 03/22/24	750,000	801,750
6.00%, 01/14/41	500,000	516,563

		2,153,894

URUGUAY 0.1%
Uruguay Government International Bond,
4.50%, 08/14/24	350,000	355,250
5.10%, 06/18/50	150,000	129,750

		485,000

Total Sovereign Bonds (cost $28,729,783)		28,977,421

U.S. Government Mortgage Backed Agencies 28.6%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp Gold Pool
Pool# V81873 4.00%, 08/01/45	$72,931	$77,926
Pool# G08687 3.50%, 01/01/46	56,150	58,742
Pool# Q38357 4.00%, 01/01/46	25,000	26,712
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E82815 6.00%, 03/01/16	14	14

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E83231 6.00%, 04/01/16	$6	$6
Pool# E83233 6.00%, 04/01/16	26	26
Pool# G11972 6.00%, 04/01/16	182	182
Pool# E83933 6.50%, 05/01/16	7	7
Pool# E84236 6.50%, 06/01/16	75	75
Pool# E00996 6.50%, 07/01/16	35	35
Pool# E86533 6.00%, 12/01/16	124	125
Pool# E87584 6.00%, 01/01/17	135	137
Pool# E86995 6.50%, 01/01/17	429	430
Pool# E87291 6.50%, 01/01/17	501	504
Pool# E88076 6.00%, 02/01/17	516	523
Pool# E88055 6.50%, 02/01/17	2,725	2,772
Pool# E88134 6.00%, 03/01/17	130	131
Pool# E88768 6.00%, 03/01/17	125	125
Pool# E88729 6.00%, 04/01/17	589	594
Pool# E89149 6.00%, 04/01/17	331	336
Pool# E89151 6.00%, 04/01/17	676	687
Pool# E89217 6.00%, 04/01/17	594	604
Pool# E89222 6.00%, 04/01/17	777	782
Pool# E89347 6.00%, 04/01/17	118	119
Pool# E89496 6.00%, 04/01/17	368	375
Pool# E89203 6.50%, 04/01/17	436	443
Pool# E89530 6.00%, 05/01/17	1,469	1,494
Pool# E89909 6.00%, 05/01/17	413	421
Pool# B15071 6.00%, 06/01/17	2,335	2,349
Pool# E01157 6.00%, 06/01/17	1,617	1,654
Pool# E90194 6.00%, 06/01/17	376	384
Pool# E90313 6.00%, 06/01/17	162	166
Pool# E90591 5.50%, 07/01/17	1,220	1,242
Pool# E90645 6.00%, 07/01/17	1,538	1,564
Pool# G11399 5.50%, 04/01/18	3,264	3,336
Pool# B10210 5.50%, 10/01/18	12,329	12,717
Pool# B11548 5.50%, 12/01/18	10,198	10,551
Pool# E01604 5.50%, 03/01/19	10,300	10,767
Pool# B13430 5.50%, 04/01/19	9,240	9,429
Pool# B15396 5.50%, 06/01/19	9,677	10,062
Pool# G18007 6.00%, 07/01/19	5,087	5,378
Pool# B16087 6.00%, 08/01/19	23,943	25,033
Pool# G18022 5.50%, 11/01/19	18,066	19,096
Pool# B14288 5.50%, 12/01/19	5,376	5,569
Pool# J02325 5.50%, 07/01/20	5,680	5,862
Pool# J00935 5.00%, 12/01/20	7,169	7,424
Pool# J00854 5.00%, 01/01/21	73,621	76,222
Pool# J00855 5.50%, 01/01/21	16,268	17,307
Pool# J01279 5.50%, 02/01/21	6,464	6,959
Pool# J01570 5.50%, 04/01/21	5,230	5,518
Pool# J01771 5.00%, 05/01/21	7,023	7,273
Pool# J06015 5.00%, 05/01/21	33,778	34,981
Pool# J05950 5.50%, 05/01/21	61,064	64,536
Pool# G18122 5.00%, 06/01/21	13,433	14,445
Pool# J01980 6.00%, 06/01/21	8,701	8,731
Pool# J03074 5.00%, 07/01/21	9,382	9,900
Pool# J03028 5.50%, 07/01/21	1,506	1,571
Pool# J09912 4.00%, 06/01/24	1,442,166	1,530,824
Pool# C00351 8.00%, 07/01/24	440	521
Pool# D60780 8.00%, 06/01/25	1,747	1,967
Pool# G30267 5.00%, 08/01/25	258,996	284,042
Pool# J13883 3.50%, 12/01/25	788,132	835,912
Pool# J18127 3.00%, 03/01/27	347,579	363,751
Pool# J18702 3.00%, 03/01/27	380,293	397,986
Pool# J19106 3.00%, 05/01/27	141,757	148,353
Pool# J20471 3.00%, 09/01/27	636,076	665,681
Pool# D82854 7.00%, 10/01/27	1,147	1,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G14609 3.00%, 11/01/27	$860,335	$900,443
Pool# C00566 7.50%, 12/01/27	1,525	1,804
Pool# G15100 2.50%, 07/01/28	236,720	242,990
Pool# C00678 7.00%, 11/01/28	1,657	1,912
Pool# C18271 7.00%, 11/01/28	1,905	2,128
Pool# C00836 7.00%, 07/01/29	810	943
Pool# C31282 7.00%, 09/01/29	83	88
Pool# C31285 7.00%, 09/01/29	2,087	2,448
Pool# A18212 7.00%, 11/01/29	32,687	35,012
Pool# C32914 8.00%, 11/01/29	2,333	2,551
Pool# G18536 2.50%, 01/01/30	2,932,245	3,001,413
Pool# C37436 8.00%, 01/01/30	2,233	2,801
Pool# C36306 7.00%, 02/01/30	541	568
Pool# C36429 7.00%, 02/01/30	537	561
Pool# C00921 7.50%, 02/01/30	1,703	2,108
Pool# G01108 7.00%, 04/01/30	698	827
Pool# C37703 7.50%, 04/01/30	1,171	1,285
Pool# G18552 3.00%, 05/01/30	1,324,173	1,381,662
Pool# J32243 3.00%, 07/01/30	1,057,110	1,103,005
Pool# J32255 3.00%, 07/01/30	63,192	65,936
Pool# J32257 3.00%, 07/01/30	70,046	73,149
Pool# C41561 8.00%, 08/01/30	1,615	1,717
Pool# C01051 8.00%, 09/01/30	2,876	3,618
Pool# C43550 7.00%, 10/01/30	3,403	3,846
Pool# C44017 7.50%, 10/01/30	381	391
Pool# C43967 8.00%, 10/01/30	27,493	30,117
Pool# C44957 8.00%, 11/01/30	2,498	2,910
Pool# C01106 7.00%, 12/01/30	11,143	13,284
Pool# C01103 7.50%, 12/01/30	1,163	1,413
Pool# C01116 7.50%, 01/01/31	1,105	1,384
Pool# C46932 7.50%, 01/01/31	548	576
Pool# C47287 7.50%, 02/01/31	1,824	1,913
Pool# C48851 7.00%, 03/01/31	1,804	1,856
Pool# G01217 7.00%, 03/01/31	10,622	12,868
Pool# C48206 7.50%, 03/01/31	1,450	1,455
Pool# C91366 4.50%, 04/01/31	220,483	241,188
Pool# C91377 4.50%, 06/01/31	116,986	127,919
Pool# C53324 7.00%, 06/01/31	1,341	1,432
Pool# C01209 8.00%, 06/01/31	938	1,092
Pool# C54792 7.00%, 07/01/31	6,974	7,910
Pool# C55071 7.50%, 07/01/31	515	532
Pool# G01309 7.00%, 08/01/31	1,956	2,370
Pool# C01222 7.00%, 09/01/31	1,494	1,787
Pool# G01311 7.00%, 09/01/31	13,284	15,617
Pool# G01315 7.00%, 09/01/31	490	582
Pool# C58647 7.00%, 10/01/31	799	862
Pool# C58694 7.00%, 10/01/31	5,006	5,724
Pool# C60012 7.00%, 11/01/31	655	675
Pool# C61298 8.00%, 11/01/31	2,165	2,238
Pool# C61105 7.00%, 12/01/31	4,610	4,951
Pool# C01305 7.50%, 12/01/31	954	1,097
Pool# C62218 7.00%, 01/01/32	2,107	2,158
Pool# C63171 7.00%, 01/01/32	6,997	8,133
Pool# C64121 7.50%, 02/01/32	1,640	1,703
Pool# C01345 7.00%, 04/01/32	7,901	9,486
Pool# G01391 7.00%, 04/01/32	22,842	27,240
Pool# C65717 7.50%, 04/01/32	3,433	3,535
Pool# C01370 8.00%, 04/01/32	3,273	3,937
Pool# C66916 7.00%, 05/01/32	14,324	16,513
Pool# C67235 7.00%, 05/01/32	9,017	9,763
Pool# C01381 8.00%, 05/01/32	13,499	16,098
Pool# C68290 7.00%, 06/01/32	3,130	3,487

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C68300 7.00%, 06/01/32	$9,532	$10,912
Pool# G01449 7.00%, 07/01/32	15,164	18,026
Pool# C68988 7.50%, 07/01/32	2,506	2,515
Pool# C69908 7.00%, 08/01/32	20,687	23,381
Pool# C70211 7.00%, 08/01/32	10,153	10,583
Pool# C91558 3.50%, 09/01/32	231,610	245,842
Pool# G01536 7.00%, 03/01/33	15,324	18,823
Pool# G30642 3.00%, 05/01/33	131,922	137,711
Pool# G30646 3.00%, 05/01/33	305,670	319,067
Pool# K90535 3.00%, 05/01/33	61,089	63,768
Pool# A16419 6.50%, 11/01/33	12,681	14,446
Pool# A16522 6.50%, 12/01/33	39,803	48,133
Pool# C01806 7.00%, 01/01/34	9,851	10,457
Pool# A21356 6.50%, 04/01/34	52,210	60,809
Pool# C01851 6.50%, 04/01/34	39,707	48,083
Pool# A22067 6.50%, 05/01/34	51,981	60,427
Pool# A24301 6.50%, 05/01/34	78,754	92,713
Pool# A24988 6.50%, 07/01/34	9,216	10,498
Pool# G01741 6.50%, 10/01/34	16,783	20,104
Pool# G08023 6.50%, 11/01/34	34,284	40,535
Pool# A33137 6.50%, 01/01/35	9,323	10,620
Pool# G08064 6.50%, 04/01/35	14,279	17,334
Pool# G01947 7.00%, 05/01/35	18,902	22,825
Pool# G08088 6.50%, 10/01/35	119,906	139,944
Pool# A39759 5.50%, 11/01/35	20,458	22,770
Pool# A40376 5.50%, 12/01/35	14,083	15,644
Pool# A42305 5.50%, 01/01/36	43,260	48,220
Pool# A41548 7.00%, 01/01/36	27,106	31,056
Pool# G08111 5.50%, 02/01/36	52,750	58,787
Pool# A43861 5.50%, 03/01/36	81,103	89,801
Pool# A43886 5.50%, 03/01/36	488,514	558,776
Pool# G08116 5.50%, 03/01/36	51,872	57,930
Pool# A43534 6.50%, 03/01/36	16,173	18,423
Pool# A48735 5.50%, 05/01/36	19,177	21,327
Pool# G08136 6.50%, 06/01/36	20,134	23,703
Pool# A53039 6.50%, 10/01/36	99,661	113,529
Pool# A53219 6.50%, 10/01/36	12,336	14,053
Pool# A57803 6.50%, 02/01/37	104,685	119,252
Pool# A66192 6.50%, 09/01/37	22,940	26,132
Pool# G04251 6.50%, 04/01/38	11,895	13,660
Pool# A79540 6.50%, 07/01/38	12,985	14,792
Pool# G04569 6.50%, 08/01/38	11,962	14,542
Pool# A82297 6.50%, 10/01/38	20,827	23,725
Pool# A83464 6.50%, 11/01/38	12,258	13,964
Pool# A84168 6.50%, 01/01/39	6,874	7,831
Pool# A84252 6.50%, 01/01/39	29,500	33,605
Pool# A84287 6.50%, 01/01/39	27,762	33,942
Pool# G05535 4.50%, 07/01/39	1,729,097	1,879,352
Pool# A91165 5.00%, 02/01/40	3,205,526	3,532,897
Pool# G60195 4.00%, 06/01/42	774,413	828,832
Pool# G07158 3.50%, 10/01/42	500,777	523,910
Pool# G07163 3.50%, 10/01/42	220,081	230,699
Pool# Q11532 3.50%, 10/01/42	166,677	174,387
Pool# Q12051 3.50%, 10/01/42	280,612	293,629
Pool# C09020 3.50%, 11/01/42	952,558	996,748
Pool# G07264 3.50%, 12/01/42	486,450	509,017
Pool# Q14292 3.50%, 01/01/43	87,095	91,298
Pool# Q14881 3.50%, 01/01/43	101,540	106,250
Pool# Q15774 3.00%, 02/01/43	1,526,391	1,558,286
Pool# Q15884 3.00%, 02/01/43	869,494	887,735
Pool# V80002 2.50%, 04/01/43	420,100	414,705
Pool# G08528 3.00%, 04/01/43	4,381,919	4,473,296

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# Q16915 3.00%, 04/01/43	$792,981	$810,555
Pool# Q17675 3.50%, 04/01/43	443,723	464,301
Pool# Q18523 3.50%, 05/01/43	1,516,417	1,586,911
Pool# G08534 3.00%, 06/01/43	1,112,091	1,135,139
Pool# Q18751 3.50%, 06/01/43	1,865,613	1,952,001
Pool# G07410 3.50%, 07/01/43	162,623	171,071
Pool# G07459 3.50%, 08/01/43	846,289	885,410
Pool# G60038 3.50%, 01/01/44	1,235,931	1,293,350
Pool# Q26869 4.00%, 06/01/44	1,515,094	1,625,446
Pool# Q28607 3.50%, 09/01/44	242,880	254,619
Pool# G08623 3.50%, 01/01/45	171,716	179,643
Pool# G08632 3.50%, 03/01/45	1,128,581	1,180,683
Pool# Q34165 4.00%, 06/01/45	430,579	460,274
Pool# Q34167 4.00%, 06/01/45	997,974	1,067,414
Pool# G08660 4.00%, 08/01/45	1,889,925	2,019,339
Pool# Q35617 4.00%, 08/01/45	2,546,249	2,723,421
Pool# G08669 4.00%, 09/01/45	163,521	174,718
Pool# G08671 3.50%, 10/01/45	888,585	929,608
Pool# G08672 4.00%, 10/01/45	76,644	81,893
Pool# G08675 3.00%, 11/01/45	148,788	151,714
Pool# G08676 3.50%, 11/01/45	2,019,478	2,112,709
Pool# G08677 4.00%, 11/01/45	272,425	291,080
Pool# G08680 3.00%, 12/01/45	373,058	380,392
Pool# Q37723 3.00%, 12/01/45	51,697	52,713
Pool# Q37731 3.00%, 12/01/45	60,876	62,073
Pool# G08681 3.50%, 12/01/45	576,483	603,097
Pool# Q37702 3.50%, 12/01/45	300,129	313,985
Pool# G08682 4.00%, 12/01/45	84,136	89,897
Federal Home Loan Mortgage Corp. Gold
Pool TBA 2.50%, 02/15/31	2,075,000	2,121,687
3.00%, 02/15/46	1,288,000	1,312,255
3.50%, 02/15/46	304,000	317,772
4.00%, 02/15/46	490,000	523,095
4.50%, 02/15/46	2,350,000	2,549,750
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.33%, 07/01/41(a)	268,598	283,736
Pool# 2B0108 2.55%, 01/01/42(a)	22,094	23,352
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	322,579	334,216
Pool# 990972 6.00%, 09/01/23	22,186	23,357
Pool# AA2549 4.00%, 04/01/24	172,833	183,675
Pool# 935348 5.50%, 06/01/24	52,319	56,111
Pool# AC1374 4.00%, 08/01/24	190,618	201,500
Pool# AC1529 4.50%, 09/01/24	80,606	87,309
Pool# AD0244 4.50%, 10/01/24	60,417	65,340
Pool# AD4089 4.50%, 05/01/25	547,563	567,997
Pool# 890216 4.50%, 07/01/25	110,811	119,863
Pool# AH1361 3.50%, 12/01/25	332,251	352,351
Pool# AH1518 3.50%, 12/01/25	186,460	197,382
Pool# AE6384 4.00%, 01/01/26	32,300	34,530
Pool# AL0298 4.00%, 05/01/26	484,147	519,035
Pool# AB4277 3.00%, 01/01/27	1,374,099	1,435,703
Pool# AP4746 3.00%, 08/01/27	227,177	237,361
Pool# AP4640 3.00%, 09/01/27	137,213	143,377
Pool# AP7855 3.00%, 09/01/27	1,297,140	1,355,352
Pool# AB6886 3.00%, 11/01/27	118,899	124,220
Pool# AB6887 3.00%, 11/01/27	243,208	254,101
Pool# AQ3758 3.00%, 11/01/27	152,983	159,831
Pool# AQ4532 3.00%, 11/01/27	186,685	195,074
Pool# AQ5096 3.00%, 11/01/27	314,936	329,066
Pool# AQ7406 3.00%, 11/01/27	128,335	134,108
Pool# AQ2884 3.00%, 12/01/27	130,916	136,800
Pool# AS0487 2.50%, 09/01/28	475,446	488,456
Pool# 930998 4.50%, 04/01/29	98,557	107,116
Pool# MA0243 5.00%, 11/01/29	39,019	43,058

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA0268 5.00%, 12/01/29	$30,822	$34,013
Pool# AX7727 2.50%, 03/01/30	820,518	839,813
Pool# AB1038 5.00%, 05/01/30	50,290	55,495
Pool# AD5655 5.00%, 05/01/30	80,622	88,968
Pool# MA0443 5.00%, 05/01/30	51,100	56,390
Pool# AS5412 2.50%, 07/01/30	106,440	108,943
Pool# AS5420 3.00%, 07/01/30	155,945	162,659
Pool# AL7152 3.50%, 07/01/30	1,107,737	1,174,982
Pool# AS5702 2.50%, 08/01/30	805,319	824,257
Pool# AZ4898 2.50%, 08/01/30	547,214	560,083
Pool# AS5560 3.00%, 08/01/30	226,139	235,860
Pool# AS5717 3.00%, 08/01/30	180,766	188,537
Pool# AY8448 3.00%, 08/01/30	491,466	512,593
Pool# AZ2953 3.00%, 09/01/30	636,369	663,726
Pool# AZ5718 3.00%, 09/01/30	710,097	740,624
Pool# MA0559 5.00%, 09/01/30	17,472	19,280
Pool# AS6060 3.00%, 10/01/30	771,315	804,473
Pool# AZ9234 3.50%, 10/01/30	65,294	69,069
Pool# AS6272 2.50%, 12/01/30	147,654	151,126
Pool# AH1515 4.00%, 12/01/30	640,345	689,989
Pool# AD0716 6.50%, 12/01/30	448,531	522,970
Pool# BA6532 2.50%, 01/01/31	123,827	126,739
Pool# MA0641 4.00%, 02/01/31	692,303	746,018
Pool# 560868 7.50%, 02/01/31	558	571
Pool# 607212 7.50%, 10/01/31	9,218	10,593
Pool# 607632 6.50%, 11/01/31	99	113
Pool# MA1029 3.50%, 04/01/32	552,447	586,104
Pool# MA1107 3.50%, 07/01/32	149,357	158,453
Pool# MA1166 3.50%, 09/01/32	868,640	921,569
Pool# 661664 7.50%, 09/01/32	12,850	13,204
Pool# 656559 6.50%, 02/01/33	28,114	32,150
Pool# 694846 6.50%, 04/01/33	11,620	13,288
Pool# AB9300 3.00%, 05/01/33	126,529	132,104
Pool# AB9402 3.00%, 05/01/33	345,891	361,171
Pool# AB9403 3.00%, 05/01/33	134,845	140,805
Pool# 254767 5.50%, 06/01/33	1,049,560	1,184,018
Pool# MA1527 3.00%, 08/01/33	722,715	754,701
Pool# 750229 6.50%, 10/01/33	32,641	37,326
Pool# 725228 6.00%, 03/01/34	1,103,288	1,262,769
Pool# 725424 5.50%, 04/01/34	1,201,155	1,355,647
Pool# 788027 6.50%, 09/01/34	18,814	21,515
Pool# 735141 5.50%, 01/01/35	623,253	704,257
Pool# 735227 5.50%, 02/01/35	701,820	792,916
Pool# AL4260 5.50%, 09/01/36	84,645	95,511
Pool# 310104 5.50%, 08/01/37	670,844	758,958
Pool# 955194 7.00%, 11/01/37	471,676	556,644
Pool# AC9890 2.31%, 04/01/40(a)	1,206,128	1,285,423
Pool# AD8536 5.00%, 08/01/40	2,776,531	3,072,892
Pool# AB1735 3.50%, 11/01/40	19,315	20,244
Pool# 932888 3.50%, 01/01/41	198,319	209,608
Pool# 932891 3.50%, 01/01/41	32,880	34,691
Pool# AB2067 3.50%, 01/01/41	673,700	709,134
Pool# AB2068 3.50%, 01/01/41	379,054	398,054
Pool# AL6521 5.00%, 04/01/41	1,540,374	1,725,286
Pool# AL0390 5.00%, 05/01/41	679,212	754,925
Pool# AL5863 4.50%, 06/01/41	1,058,911	1,158,557
Pool# AJ1249 3.30%, 09/01/41(a)	339,975	353,421
Pool# AI9920 4.00%, 09/01/41	22,176	23,763
Pool# AI9851 4.50%, 09/01/41	103,431	112,727
Pool# AL0761 5.00%, 09/01/41	1,184,030	1,315,641
Pool# AJ5431 4.50%, 10/01/41	196,025	213,525
Pool# AL0933 5.00%, 10/01/41	249,518	276,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AJ4861 4.00%, 12/01/41	$365,066	$391,125
Pool# AL1437 2.75%, 01/01/42(a)	165,444	173,588
Pool# AX5297 5.00%, 01/01/42	54,725	60,548
Pool# AK0714 2.42%, 02/01/42(a)	40,261	42,282
Pool# AW8167 3.50%, 02/01/42	918,771	964,324
Pool# AB5185 3.50%, 05/01/42	625,403	656,223
Pool# AO3575 4.50%, 05/01/42	65,775	71,505
Pool# 890621 5.00%, 05/01/42	174,683	193,390
Pool# AO4647 3.50%, 06/01/42	1,022,991	1,072,929
Pool# AO8036 4.50%, 07/01/42	1,734,151	1,888,689
Pool# AP1961 2.48%, 08/01/42(a)	254,506	262,555
Pool# AP2092 4.50%, 08/01/42	46,780	50,850
Pool# AP6579 3.50%, 09/01/42	1,208,755	1,268,043
Pool# AP6756 4.00%, 09/01/42	26,405	28,338
Pool# AP7489 4.00%, 09/01/42	785,806	842,033
Pool# AB6524 3.50%, 10/01/42	2,100,242	2,202,502
Pool# AB7074 3.00%, 11/01/42	1,565,177	1,600,532
Pool# AB6786 3.50%, 11/01/42	749,300	785,880
Pool# AL2677 3.50%, 11/01/42	300,319	315,708
Pool# AB7362 3.00%, 12/01/42	862,168	881,643
Pool# MA1273 3.50%, 12/01/42	503,276	527,833
Pool# AR4210 3.50%, 01/01/43	386,968	405,779
Pool# AB7779 3.00%, 02/01/43	541,013	553,217
Pool# AB9188 3.00%, 04/01/43	260,906	266,774
Pool# AR8213 3.50%, 04/01/43	428,753	450,327
Pool# AB9236 3.00%, 05/01/43	164,854	168,990
Pool# AB9237 3.00%, 05/01/43	720,204	737,595
Pool# AB9238 3.00%, 05/01/43	999,571	1,023,249
Pool# AT4137 3.00%, 05/01/43	491,288	502,279
Pool# AB9362 3.50%, 05/01/43	800,277	842,630
Pool# AT4145 3.00%, 06/01/43	362,691	371,277
Pool# AT5897 3.00%, 06/01/43	391,304	400,085
Pool# AB9814 3.00%, 07/01/43	990,409	1,013,855
Pool# AR7426 3.00%, 07/01/43	1,073,770	1,097,831
Pool# AS0021 3.00%, 07/01/43	3,395,470	3,471,536
Pool# AS0044 3.00%, 07/01/43	1,089,477	1,113,904
Pool# AU1628 3.00%, 07/01/43	2,607,888	2,666,396
Pool# AS0203 3.00%, 08/01/43	427,867	438,003
Pool# AS0255 4.50%, 08/01/43	399,052	433,816
Pool# AU4959 3.00%, 10/01/43	306,788	313,662
Pool# AU9550 3.00%, 10/01/43	877,847	897,485
Pool# AL6951 3.50%, 10/01/43	732,118	767,959
Pool# AS2037 4.50%, 03/01/44	392,411	426,893
Pool# AS2276 4.50%, 04/01/44	719,413	782,440
Pool# AS3161 4.00%, 08/01/44	1,064,369	1,139,708
Pool# AS3655 4.50%, 10/01/44	1,692,943	1,847,483
Pool# AS3946 4.00%, 12/01/44	985,263	1,063,107
Pool# AS4375 4.00%, 02/01/45	348,475	377,297
Pool# AS4418 4.00%, 02/01/45	525,067	568,492
Pool# AX9524 4.00%, 02/01/45	717,028	776,889
Pool# AY1312 3.50%, 03/01/45	1,505,966	1,585,450
Pool# AY3376 3.50%, 04/01/45	3,106,410	3,255,839
Pool# AS4921 3.50%, 05/01/45	1,013,257	1,064,222
Pool# AS5012 4.00%, 05/01/45	945,959	1,024,199
Pool# AL6928 4.00%, 06/01/45	149,872	161,252
Pool# AS5386 4.00%, 07/01/45	1,526,504	1,634,874
Pool# AZ2323 4.00%, 07/01/45	518,260	556,139
Pool# AS5696 3.50%, 08/01/45	2,918,212	3,058,589
Pool# AS5666 4.00%, 08/01/45	901,308	964,021
Pool# AS5668 4.00%, 08/01/45	923,127	988,664
Pool# AZ5682 4.00%, 08/01/45	431,153	462,666
Pool# AS5823 3.50%, 09/01/45	912,555	956,453

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AZ4709 3.50%, 09/01/45	$485,529	$508,885
Pool# AS5775 4.00%, 09/01/45	1,086,926	1,164,765
Pool# AS5776 4.00%, 09/01/45	1,378,639	1,474,600
Pool# AZ2947 4.00%, 09/01/45	744,436	796,252
Pool# FN AS5892 3.50%, 10/01/45	1,423,036	1,491,489
Pool# MA2414 3.50%, 10/01/45	1,398,167	1,465,424
Pool# AS6020 4.00%, 10/01/45	1,295,180	1,387,932
Pool# MA2436 4.50%, 10/01/45	161,268	176,316
Pool# BA2164 3.00%, 11/01/45	143,439	146,535
Pool# AZ3626 3.50%, 11/01/45	962,977	1,009,300
Pool# AS6282 3.50%, 12/01/45	1,586,121	1,665,986
Pool# AS6311 3.50%, 12/01/45	1,295,542	1,357,862
Pool# BA6247 3.50%, 12/01/45	83,012	87,005
Pool# BC0326 3.50%, 12/01/45	299,213	313,607
Pool# MA2495 3.50%, 01/01/46	202,286	212,017
Pool# AS6527 4.00%, 01/01/46	223,495	239,052
Federal National Mortgage Association
Pool TBA 2.50%, 02/25/31	4,132,000	4,224,727
3.50%, 02/25/31	746,000	788,363
4.00%, 02/25/31	24,000	25,092
3.00%, 02/25/46	50,000	51,039
4.00%, 02/25/46	937,000	1,001,042
4.50%, 02/25/46	210,000	228,276
5.00%, 02/25/46	94,000	103,782
5.50%, 02/25/46	23,000	25,673
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	310	315
Pool# 376510 7.00%, 05/15/24	1,267	1,378
Pool# 457801 7.00%, 08/15/28	2,384	2,538
Pool# 486936 6.50%, 02/15/29	1,591	1,823
Pool# 502969 6.00%, 03/15/29	5,080	5,783
Pool# 487053 7.00%, 03/15/29	2,045	2,314
Pool# 781014 6.00%, 04/15/29	4,081	4,704
Pool# 509099 7.00%, 06/15/29	2,722	2,816
Pool# 470643 7.00%, 07/15/29	10,713	11,465
Pool# 434505 7.50%, 08/15/29	114	128
Pool# 416538 7.00%, 10/15/29	211	212
Pool# 524269 8.00%, 11/15/29	5,637	5,730
Pool# 781124 7.00%, 12/15/29	10,731	13,053
Pool# 507396 7.50%, 09/15/30	36,285	37,786
Pool# 531352 7.50%, 09/15/30	3,306	3,571
Pool# 536334 7.50%, 10/15/30	150	155
Pool# 540659 7.00%, 01/15/31	683	697
Pool# 486019 7.50%, 01/15/31	1,506	1,725
Pool# 535388 7.50%, 01/15/31	469	482
Pool# 537406 7.50%, 02/15/31	338	343
Pool# 528589 6.50%, 03/15/31	27,706	31,742
Pool# 508473 7.50%, 04/15/31	4,813	5,301
Pool# 544470 8.00%, 04/15/31	2,383	2,418
Pool# 781287 7.00%, 05/15/31	5,250	6,403
Pool# 549742 7.00%, 07/15/31	3,567	3,983
Pool# 781319 7.00%, 07/15/31	1,648	2,028
Pool# 485879 7.00%, 08/15/31	8,614	9,970
Pool# 572554 6.50%, 09/15/31	47,843	54,812
Pool# 555125 7.00%, 09/15/31	606	617
Pool# 781328 7.00%, 09/15/31	5,126	6,184
Pool# 550991 6.50%, 10/15/31	943	1,080
Pool# 571267 7.00%, 10/15/31	925	1,070
Pool# 574837 7.50%, 11/15/31	1,843	1,901
Pool# 555171 6.50%, 12/15/31	1,059	1,213
Pool# 781380 7.50%, 12/15/31	1,548	1,882
Pool# 781481 7.50%, 01/15/32	8,001	9,970
Pool# 580972 6.50%, 02/15/32	155	178
Pool# 781401 7.50%, 02/15/32	4,250	5,344
Pool# 781916 6.50%, 03/15/32	84,867	100,576
Pool# 552474 7.00%, 03/15/32	5,244	5,935
Pool# 781478 7.50%, 03/15/32	2,975	3,697
Pool# 781429 8.00%, 03/15/32	4,994	6,317

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 781431 7.00%, 04/15/32	$18,932	$23,150
Pool# 568715 7.00%, 05/15/32	33,307	35,232
Pool# 552616 7.00%, 06/15/32	33,121	38,078
Pool# 570022 7.00%, 07/15/32	22,207	25,710
Pool# 583645 8.00%, 07/15/32	4,600	4,976
Pool# 595077 6.00%, 10/15/32	9,377	10,819
Pool# 596657 7.00%, 10/15/32	3,652	3,808
Pool# 552903 6.50%, 11/15/32	138,555	158,738
Pool# 552952 6.00%, 12/15/32	11,215	12,939
Pool# 588192 6.00%, 02/15/33	7,410	8,559
Pool# 602102 6.00%, 02/15/33	12,383	13,985
Pool# 553144 5.50%, 04/15/33	36,703	41,699
Pool# 604243 6.00%, 04/15/33	16,449	18,929
Pool# 611526 6.00%, 05/15/33	7,049	7,960
Pool# 553320 6.00%, 06/15/33	34,104	39,352
Pool# 573916 6.00%, 11/15/33	27,701	31,286
Pool# 604788 6.50%, 11/15/33	95,374	110,099
Pool# 604875 6.00%, 12/15/33	38,855	44,822
Pool# 781688 6.00%, 12/15/33	47,588	54,865
Pool# 781690 6.00%, 12/15/33	18,943	21,830
Pool# 781699 7.00%, 12/15/33	8,094	9,680
Pool# 621856 6.00%, 01/15/34	27,163	30,682
Pool# 564799 6.00%, 03/15/34	76,001	85,826
Pool# 630038 6.50%, 08/15/34	69,187	79,265
Pool# 781804 6.00%, 09/15/34	52,744	60,813
Pool# 781847 6.00%, 12/15/34	44,478	50,648
Pool# 486921 5.50%, 02/15/35	17,122	19,485
Pool# 781902 6.00%, 02/15/35	44,662	50,458
Pool# 649510 5.50%, 10/15/35	265,190	302,439
Pool# 649513 5.50%, 10/15/35	485,691	541,998
Pool# 652207 5.50%, 03/15/36	123,403	139,350
Pool# 652539 5.00%, 05/15/36	26,913	30,117
Pool# 655519 5.00%, 05/15/36	39,098	43,026
Pool# 606308 5.50%, 05/15/36	39,642	44,602
Pool# 606314 5.50%, 05/15/36	9,790	10,927
Pool# 656666 6.00%, 06/15/36	72,860	83,612
Pool# 657912 6.50%, 08/15/36	5,443	6,236
Pool# 704630 5.50%, 07/15/39	70,941	79,306
Pool# 742235 4.00%, 12/15/40	138,180	147,723
Pool# 755655 4.00%, 12/15/40	90,294	98,150
Pool# 755656 4.00%, 12/15/40	125,728	137,159
Pool# 756631 4.00%, 12/15/40	38,535	41,424
Pool# 757038 4.00%, 12/15/40	311,060	339,213
Pool# 757039 4.00%, 12/15/40	445,546	484,093
Pool# 757043 4.00%, 12/15/40	72,602	79,120
Pool# 757044 4.00%, 12/15/40	124,009	133,512
Pool# 690662 4.00%, 01/15/41	106,264	115,555
Pool# 719486 4.00%, 01/15/41	69,743	75,835
Pool# 742244 4.00%, 01/15/41	345,279	375,438
Pool# 753826 4.00%, 01/15/41	114,351	124,327
Pool# 755959 4.00%, 01/15/41	272,015	296,603
Pool# 757555 4.00%, 02/15/41	52,152	56,856
Pool# 757557 4.00%, 02/15/41	72,986	79,358
Pool# AA6307 3.50%, 04/15/43	475,864	502,390
Pool# AB3946 3.50%, 04/15/43	197,283	207,946
Pool# AD6012 3.50%, 04/15/43	487,952	515,156
Pool# AD7471 3.50%, 04/15/43	527,034	556,446
Pool# AD7472 3.50%, 04/15/43	275,517	291,075
Pool# AD9472 3.50%, 04/15/43	271,225	286,521
Pool# AA6403 3.00%, 05/15/43	1,239,926	1,283,670
Government National Mortgage Association I Pool TBA
3.00%, 02/15/46	500,000	515,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	$330,477	$368,557
Pool# G24559 5.00%, 10/20/39	587,441	650,410
Pool# G24715 5.00%, 06/20/40	559,744	619,926
Pool# G24747 5.00%, 07/20/40	318,593	352,847
Pool# G24771 4.50%, 08/20/40	966,147	1,055,430
Pool# G24834 4.50%, 10/20/40	2,348,864	2,565,927
Pool# 737727 4.00%, 12/20/40	1,446,733	1,573,612
Pool# 737730 4.00%, 12/20/40	422,511	459,768
Pool# G24923 4.50%, 01/20/41	340,148	371,583
Pool# G24978 4.50%, 03/20/41	53,052	57,955
Pool# G25017 4.50%, 04/20/41	612,233	668,814
Pool# G25082 4.50%, 06/20/41	990,916	1,082,496
Pool# G25175 4.50%, 09/20/41	688,753	752,409
Pool# G2675523 3.50%, 03/20/42	617,088	652,585
Pool# G2MA0392 3.50%, 09/20/42	2,262,938	2,393,814
Pool# G2MA0534 3.50%, 11/20/42	1,279,579	1,353,584
Pool# G2MA0852 3.50%, 03/20/43	1,427,493	1,509,836
Pool# G2MA0934 3.50%, 04/20/43	1,698,883	1,796,750
Pool# G2AF1001 3.50%, 06/20/43	413,089	437,828
Pool# G2 MA1376 4.00%, 10/20/43	1,674,326	1,797,785
Pool# G2 MA2372 4.00%, 11/20/44	3,914,747	4,189,346
Pool# G2 MA2824 2.50%, 05/20/45	537,510	539,214
Pool# G2 MA2891 3.00%, 06/20/45	3,238,368	3,345,082
Pool# G2 MA3034 3.50%, 08/20/45	426,351	450,401
Pool# G2 AO1099 3.50%, 09/20/45	27,926	29,549
Pool# G2 AO1103 3.50%, 09/20/45	824,379	872,276
Pool# G2 MA3105 3.50%, 09/20/45	1,111,275	1,173,961
Pool# G2 MA3173 3.50%, 10/20/45	25,843	27,301
Pool# G2 MA3174 4.00%, 10/20/45	5,150,032	5,515,332
Pool# G2 MA3243 3.00%, 11/20/45	295,417	305,152
Pool# G2 MA3244 3.50%, 11/20/45	501,736	530,038
Pool# G2 MA3309 3.00%, 12/20/45	591,679	611,176
Pool# G2 MA3310 3.50%, 12/20/45	366,211	386,868
Pool# G2 MA3376 3.50%, 01/20/46	1,392,299	1,470,836
Government National Mortgage Association II Pool TBA
3.00%, 02/15/46	3,752,000	3,869,835
3.50%, 02/15/46	3,788,000	3,995,156
4.00%, 02/15/46	25,000	26,722
5.00%, 02/15/46	600,000	650,878

Total U.S. Government Mortgage Backed Agencies (cost $229,170,503)		233,380,080

U.S. Government Sponsored & Agency Obligations 2.9%

	Principal Amount	Market Value
Federal Home Loan Banks
4.88%, 05/17/17	605,000	637,215
5.50%, 07/15/36	300,000	406,401
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	1,200,000	1,203,776
0.88%, 03/07/18	4,000,000	3,998,788
1.20%, 10/29/18	1,500,000	1,500,047
3.75%, 03/27/19	1,475,000	1,594,519
1.38%, 05/01/20	1,500,000	1,504,716
2.38%, 01/13/22	1,000,000	1,039,934
6.75%, 09/15/29	388,000	573,791
6.75%, 03/15/31	400,000	591,575
6.25%, 07/15/32	365,000	525,562
Federal National Mortgage Association
5.38%, 06/12/17	1,805,000	1,917,576
0.88%, 12/20/17	2,500,000	2,502,652
0.88%, 05/21/18	714,000	713,047
1.50%, 06/22/20	2,000,000	2,010,342
6.25%, 05/15/29	500,000	705,754
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	13,938
Tennessee Valley Authority
6.25%, 12/15/17	35,000	38,463
4.50%, 04/01/18	1,865,000	2,003,405
4.88%, 01/15/48	300,000	347,953

Total U.S. Government Sponsored & Agency Obligations (cost $22,861,284)		23,829,454

U.S. Treasury Bonds 6.3%

	Principal Amount	Market Value
U.S. Treasury Bonds
8.13%, 08/15/19	1,500,000	1,865,216
8.50%, 02/15/20	700,000	900,922
8.13%, 05/15/21	3,800,000	5,092,445
6.25%, 08/15/23	869,000	1,148,437
4.50%, 02/15/36	100,000	133,914
4.50%, 08/15/39	185,000	247,553
4.38%, 11/15/39	280,000	368,331
4.38%, 05/15/40	550,000	723,981
3.88%, 08/15/40	600,000	734,461
4.25%, 11/15/40	1,200,000	1,552,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

U.S. Treasury Bonds (continued)

	Principal Amount	Market Value
U.S. Treasury Bonds (continued)
4.75%, 02/15/41	$2,000,000	$2,779,296
4.38%, 05/15/41	1,000,000	1,320,273
3.75%, 08/15/41	2,500,000	3,010,058
3.13%, 11/15/41	4,800,000	5,206,310
3.13%, 02/15/43	1,000,000	1,078,438
2.88%, 05/15/43	2,250,000	2,310,381
3.63%, 08/15/43	2,000,000	2,368,438
3.75%, 11/15/43	1,850,000	2,240,161
3.63%, 02/15/44	1,000,000	1,182,266
3.38%, 05/15/44	1,700,000	1,917,945
3.13%, 08/15/44	2,400,000	2,582,062
3.00%, 11/15/44	8,000,000	8,389,376
3.00%, 05/15/45	800,000	838,438
2.88%, 08/15/45	1,750,000	1,788,554
3.00%, 11/15/45	1,600,000	1,679,187

Total U.S. Treasury Bonds (cost $46,955,443)		51,459,083

U.S. Treasury Notes 29.1%

	Principal Amount	Market Value
U.S. Treasury Notes
4.63%, 02/15/17	3,060,000	3,184,432
0.88%, 02/28/17	3,000,000	3,006,210
3.00%, 02/28/17	1,845,000	1,890,765
4.50%, 05/15/17	3,595,000	3,769,415
0.63%, 05/31/17	2,000,000	1,997,578
2.75%, 05/31/17	4,335,000	4,450,827
0.75%, 06/30/17	1,090,000	1,090,384
2.50%, 06/30/17	2,360,000	2,418,540
0.63%, 08/31/17	5,000,000	4,989,260
1.88%, 09/30/17	1,500,000	1,527,246
0.88%, 10/15/17	3,000,000	3,005,040
0.75%, 10/31/17	7,000,000	6,996,444
1.88%, 10/31/17	1,800,000	1,833,610
0.88%, 11/15/17	3,500,000	3,505,194
4.25%, 11/15/17	6,415,000	6,806,418
0.75%, 12/31/17	2,000,000	1,998,282
0.88%, 01/31/18	5,500,000	5,506,660
1.00%, 02/15/18	9,000,000	9,031,644
2.75%, 02/28/18	1,000,000	1,039,180
1.00%, 03/15/18	1,000,000	1,003,672
2.88%, 03/31/18	2,000,000	2,086,016
0.63%, 04/30/18	3,000,000	2,983,827
1.00%, 05/31/18	2,500,000	2,506,640
1.38%, 06/30/18	1,200,000	1,214,484
1.00%, 09/15/18	4,000,000	4,007,968
1.25%, 11/30/18	2,000,000	2,016,250
1.50%, 12/31/18	2,000,000	2,029,844
1.25%, 01/31/19	2,000,000	2,015,000
1.38%, 02/28/19	5,000,000	5,053,515
1.50%, 02/28/19	5,000,000	5,072,850
1.50%, 03/31/19	2,000,000	2,029,062
1.13%, 05/31/19	2,000,000	2,003,984
1.50%, 05/31/19	1,000,000	1,014,102
1.00%, 06/30/19	1,000,000	997,305
1.63%, 06/30/19	2,000,000	2,036,328
1.00%, 08/31/19	2,000,000	1,991,718
1.63%, 08/31/19	2,500,000	2,544,530
1.75%, 09/30/19	3,000,000	3,065,508
1.50%, 10/31/19	7,000,000	7,087,773
3.38%, 11/15/19	2,370,000	2,564,044
1.50%, 11/30/19	5,000,000	5,060,940
1.13%, 12/31/19	4,000,000	3,989,688
1.63%, 12/31/19	1,500,000	1,524,784
3.63%, 02/15/20	2,610,000	2,856,828
1.25%, 02/29/20	2,100,000	2,102,215
1.38%, 02/29/20	6,000,000	6,036,564
1.38%, 03/31/20	2,500,000	2,514,160
1.13%, 04/30/20	1,500,000	1,492,617
3.50%, 05/15/20	2,000,000	2,185,312
1.50%, 05/31/20	4,500,000	4,546,759
2.63%, 08/15/20	2,925,000	3,093,530
1.38%, 08/31/20	1,000,000	1,004,023
1.75%, 10/31/20	5,700,000	5,805,319
2.63%, 11/15/20	2,360,000	2,497,914
1.63%, 11/30/20	2,000,000	2,028,906
1.75%, 12/31/20	2,500,000	2,549,317
3.63%, 02/15/21	2,500,000	2,770,605
3.13%, 05/15/21	750,000	814,746
2.13%, 06/30/21	300,000	310,711
2.25%, 07/31/21	1,200,000	1,250,344
1.88%, 11/30/21	2,600,000	2,653,524
1.50%, 01/31/22	5,000,000	4,988,670
2.00%, 02/15/22	1,500,000	1,541,659
1.75%, 03/31/22	4,000,000	4,042,344
1.75%, 04/30/22	2,000,000	2,019,922
1.75%, 05/15/22	2,000,000	2,020,078
2.13%, 06/30/22	1,500,000	1,547,520
2.00%, 07/31/22	1,500,000	1,535,215
1.63%, 08/15/22	1,200,000	1,201,126
1.88%, 08/31/22	7,000,000	7,108,556
2.00%, 11/30/22	2,200,000	2,248,726
2.13%, 12/31/22	1,000,000	1,030,352
2.50%, 08/15/23	3,800,000	4,011,227
2.75%, 11/15/23	3,000,000	3,219,843
2.75%, 02/15/24	1,500,000	1,607,520
2.50%, 05/15/24	500,000	525,957
2.25%, 11/15/24	3,160,000	3,254,677
2.00%, 02/15/25	3,645,000	3,674,473
2.13%, 05/15/25	4,600,000	4,682,657
2.00%, 08/15/25	3,700,000	3,723,125
2.25%, 11/15/25	3,000,000	3,085,665

Total U.S. Treasury Notes (cost $233,404,911)		237,529,667

Yankee Dollars 0.4%

	Principal Amount	Market Value
Banks 0.0%†
Bank of Montreal, 1.40%, 04/10/18	165,000	164,166
Westpac Banking Corp., 4.63%, 06/01/18	103,000	108,867

		273,033

Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	47,134
6.13%, 01/15/41	100,000	102,688
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	135,320

		285,142

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

Yankee Dollars (continued)

	Principal Amount	Market Value
Electric Utilities 0.0%†
Hydro Quebec, 8.40%, 01/15/22	$153,000	$201,468

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	257,449
TransCanada PipeLines Ltd., 5.85%, 03/15/36	150,000	149,719

		407,168

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	60,762

Oil, Gas & Consumable Fuels 0.2%
Encana Corp., 6.50%, 08/15/34	250,000	151,806
Nexen, Inc. 5.88%, 03/10/35	92,000	100,394
6.40%, 05/15/37	250,000	288,648
Petro-Canada, 5.95%, 05/15/35	189,000	170,634
Statoil ASA, 6.80%, 01/15/28	225,000	282,952
Suncor Energy, Inc., 3.60%, 12/01/24	120,000	107,103

		1,101,537

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	230,818
6.20%, 06/01/36	64,000	82,169
Canadian Pacific Railway Co., 2.90%, 02/01/25	250,000	236,134

		549,121

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	106,605

Total Yankee Dollars (cost $2,914,385)		2,984,836

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(f)(g)	31,388	31,388

Total Mutual Fund (cost $31,388)		31,388

Repurchase Agreement 0.0%†

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $336,075, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $342,787.(g)	$336,065	336,065

Total Repurchase Agreement (cost $336,065)		336,065

TBA Sale Commitments (0.1)%

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corp Gold
Pool TBA 2.50%, 02/15/46	(75,000)	(73,989)
Federal National Mortgage Association Pool TBA
3.00%, 02/25/31	(340,402)	(354,734)
3.50%, 02/25/46	(459,000)	(480,704)

Total TBA Sale Commitments (cost $(897,892))		(909,427)

Total Investments (cost $791,764,514)(h) — 99.0%		808,259,152
Other assets in excess of liabilities — 1.0%		8,086,067

NET ASSETS — 100.0%		$816,345,219

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $3,450,597 which represents 0.42% of net assets.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at January 31, 2016.
(d)	Investment in affiliate.
(e)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $362,681.
(f)	Represents 7-day effective yield as of January 31, 2016.
(g)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $367,453.
(h)	At January 31, 2016, the tax basis cost of the Fund’s investments was $791,828,029, tax unrealized appreciation and depreciation were $23,579,590 and $(7,148,467), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

ACES	Alternative Credit Enhancement Services
AG	Stock Corporation
AGM	Assured Guaranty Municipal Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
COP	Certificates of Participation
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NATL	National Public Finance Guarantee Corporation
NV	Public Traded Company
PLC	Public Limited Company
PSF	Priority Solidarity Fund
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Bond Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,967,134	$—	$3,967,134
Commercial Mortgage Backed Securities	—	16,412,472	—	16,412,472
Corporate Bonds	—	202,327,849	—	202,327,849
Municipal Bonds	—	7,933,130	—	7,933,130
Mutual Fund	31,388	—	—	31,388
Repurchase Agreement	—	336,065	—	336,065
Sovereign Bonds	—	28,977,421	—	28,977,421
U.S. Government Mortgage Backed Agencies	—	233,380,080	—	233,380,080
U.S. Government Sponsored & Agency Obligations	—	23,829,454	—	23,829,454
U.S. Treasury Bonds	—	51,459,083	—	51,459,083
U.S. Treasury Notes	—	237,529,667	—	237,529,667
Yankee Dollars	—	2,984,836	—	2,984,836

Total Assets	$31,388	$809,137,191	$—	$809,168,579

Liabilities:
TBA Sale Commitments	$—	$(909,427)	$—	$(909,427)

Total Liabilities	$—	$(909,427)	$—	$(909,427)

Total	$31,388	$808,227,764	$—	$808,259,152

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund

Asset-Backed Security 0.7%

	Principal Amount	Market Value
Credit Card 0.7%
Chase Issuance Trust, Series 2014-A8, Class A, 0.68%, 11/15/18(a)	$6,500,000	$6,501,288

Total Asset-Backed Security (cost $6,500,000)		6,501,288

Collateralized Mortgage Obligations 0.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 4039, Class ME, 2.00%, 12/15/40	1,994,914	1,989,084
Series 4026, Class WJ, 2.75%, 08/15/41	4,820,626	4,949,068

Total Collateralized Mortgage Obligations (cost $6,681,982)		6,938,152

Commercial Mortgage Backed Securities 3.3%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2015-UBS7, Class A4, 3.71%, 09/15/48	2,500,000	2,595,709
Series 2015-UBS7, Class AS, 3.99%, 09/15/48(a)	1,250,000	1,294,699
Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class A3, 3.84%, 09/15/58	13,000,000	13,609,457
Series 2015-NXS4, Class A4, 3.72%, 12/15/48	13,000,000	13,496,340

Total Commercial Mortgage Backed Securities (cost $30,638,137)		30,996,205

Corporate Bonds 45.0%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
Triumph Group, Inc., 5.25%, 06/01/22	4,520,000	3,632,950

Airlines 1.1%
American Airlines Pass Through Trust, Series 2015-2, Class AA, 3.60%, 09/22/27	5,000,000	5,025,000
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	3,039,841	3,499,617
United Continental Holdings, Inc., 6.38%, 06/01/18	1,639,000	1,696,365

		10,220,982

Auto Components 0.9%
Cooper Tire & Rubber Co., 8.00%, 12/15/19	1,550,000	1,720,500
Delphi Corp., 5.00%, 02/15/23	350,000	365,750
Goodyear Tire & Rubber Co. (The), 7.00%, 05/15/22	5,700,000	6,096,150

		8,182,400

Banks 1.2%
Capital One NA, 1.65%, 02/05/18	1,750,000	1,736,892
KeyBank NA, 0.88%, 11/25/16(a)	4,200,000	4,197,014
National City Bank, 0.82%, 06/07/17(a)	3,000,000	2,981,229
Wells Fargo & Co., Series K, 7.98%, 03/15/18(b)	2,005,000	2,095,225

		11,010,360

Beverages 0.9%
Coca-Cola Co. (The), 2.88%, 10/27/25	2,950,000	2,959,263
PepsiCo, Inc., 5.00%, 06/01/18	5,250,000	5,684,805

		8,644,068

Capital Markets 5.0%
Ameriprise Financial, Inc., 4.00%, 10/15/23	3,464,000	3,656,730
FMR LLC, 4.95%, 02/01/33(c)	7,300,000	7,735,642
Goldman Sachs Capital II, 4.00%, 03/03/16(b)	1,500,000	990,000
Goldman Sachs Group, Inc. (The), 3.63%, 02/07/16	9,000,000	9,002,610
Janus Capital Group, Inc., 4.88%, 08/01/25	1,870,000	1,938,840
Jefferies Group LLC, 5.13%, 01/20/23	3,350,000	3,332,764
Morgan Stanley, 1.64%, 02/25/16(a)	3,655,000	3,656,305
7.25%, 04/01/32	3,500,000	4,568,287
Raymond James Financial, Inc., 8.60%, 08/15/19	730,000	877,782
Stifel Financial Corp., 3.50%, 12/01/20	11,425,000	11,407,646

		47,166,606

Chemicals 1.2%
Blue Cube Spinco, Inc., 9.75%, 10/15/23(c)	4,000,000	4,300,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Methanex Corp., 4.25%, 12/01/24	$8,000,000	$6,613,592

		10,913,592

Commercial Services & Supplies 0.5%
ADT Corp. (The), 6.25%, 10/15/21(d)	4,000,000	4,150,000
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	705,216

		4,855,216

Construction & Engineering 0.6%
Fluor Corp., 3.38%, 09/15/21	3,860,000	3,974,545
Tutor Perini Corp., 7.63%, 11/01/18	1,500,000	1,500,000

		5,474,545

Construction Materials 0.1%
Vulcan Materials Co., 7.50%, 06/15/21	1,000,000	1,152,000

Consumer Finance 1.0%
Credit Acceptance Corp., 7.38%, 03/15/23(c)	4,800,000	4,644,000
Navient Corp., 5.88%, 03/25/21	5,050,000	4,368,250

		9,012,250

Containers & Packaging 0.2%
Greif, Inc., 7.75%, 08/01/19	1,600,000	1,780,000

Diversified Financial Services 3.0%
Alterra Finance LLC, 6.25%, 09/30/20	5,000,000	5,673,085
Block Financial LLC, 5.25%, 10/01/25	10,000,000	10,566,920
FS Investment Corp., 4.75%, 05/15/22	7,174,000	7,075,200
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	2,000,000	2,434,802
Western Union Co. (The), 5.93%, 10/01/16	2,670,000	2,748,954

		28,498,961

Diversified Telecommunication Services 0.9%
AT&T, Inc., 3.60%, 02/17/23	3,000,000	2,997,750
Frontier Communications Corp., 8.50%, 04/15/20	2,500,000	2,478,125
10.50%, 09/15/22(c)	3,250,000	3,160,625

		8,636,500

Electric Utilities 0.1%
ITC Holdings Corp., 3.65%, 06/15/24	500,000	500,758

Electronic Equipment & Instruments 2.0%
Corning, Inc., 7.25%, 08/15/36	5,727,000	6,724,248
5.75%, 08/15/40	2,000,000	2,148,402
Flextronics International Ltd., 4.63%, 02/15/20	2,000,000	2,040,030
Tech Data Corp., 3.75%, 09/21/17	7,250,000	7,442,575

		18,355,255

Energy Equipment & Services 1.0%
Bristow Group, Inc., 6.25%, 10/15/22	4,000,000	2,750,000
Cameron International Corp., 6.38%, 07/15/18	2,700,000	2,921,316
SEACOR Holdings, Inc., 7.38%, 10/01/19	2,545,000	2,265,050
SESI LLC, 7.13%, 12/15/21	1,875,000	1,331,250

		9,267,616

Food & Staples Retailing 0.4%
Whole Foods Market, Inc., 5.20%, 12/03/25(c)	4,000,000	4,006,400

Food Products 0.5%
Post Holdings, Inc., 7.38%, 02/15/22	2,265,000	2,386,744
Wells Enterprises, Inc., 6.75%, 02/01/20(c)	2,215,000	2,270,375

		4,657,119

Gas Utilities 0.8%
Regency Energy Partners LP/Regency Energy Finance Corp., 6.50%, 07/15/21	3,635,000	3,471,425
TransCanada PipeLines Ltd., 3.13%, 01/15/19	2,275,000	2,281,074
4.63%, 03/01/34	1,660,000	1,457,586

		7,210,085

Health Care Providers & Services 1.4%
Centene Escrow Corp., 6.13%, 02/15/24(c)	1,000,000	1,027,500
Express Scripts, Inc., 3.13%, 05/15/16	4,008,000	4,032,505
HCA, Inc., 5.88%, 03/15/22	2,500,000	2,681,250
MEDNAX, Inc., 5.25%, 12/01/23(c)	700,000	717,500
Medtronic, Inc., 4.38%, 03/15/35	5,000,000	5,103,825

		13,562,580

Hotels, Restaurants & Leisure 0.5%
Speedway Motorsports, Inc., 5.13%, 02/01/23	1,160,000	1,157,100

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd., 8.50%, 10/15/22(c)	$3,500,000	$3,246,250

		4,403,350

Household Durables 0.7%
GrafTech International Ltd., 6.38%, 11/15/20	2,000,000	1,140,000
NVR, Inc., 3.95%, 09/15/22	5,026,000	5,114,262
Toll Brothers Finance Corp., 4.88%, 11/15/25	750,000	735,000

		6,989,262

Information Technology Services 1.6%
Computer Sciences Corp., 4.45%, 09/15/22	7,715,000	7,838,602
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	4,762,000	4,807,739
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(c)	2,000,000	1,903,620

		14,549,961

Insurance 4.6%
Aflac, Inc., 3.25%, 03/17/25	5,943,000	5,915,858
Assured Guaranty US Holdings, Inc., 5.00%, 07/01/24(d)	5,625,000	5,923,069
Horace Mann Educators Corp., 4.50%, 12/01/25	1,250,000	1,272,701
Kemper Corp., 4.35%, 02/15/25	2,000,000	2,037,090
Navigators Group, Inc. (The), 5.75%, 10/15/23	5,000,000	5,433,780
Old Republic International Corp., 4.88%, 10/01/24	6,434,000	6,761,639
RenRe North America Holdings, Inc., 5.75%, 03/15/20	2,350,000	2,595,202
Sirius International Group Ltd., 6.38%, 03/20/17(c)	5,000,000	5,156,310
Torchmark Corp., 9.25%, 06/15/19	3,345,000	4,074,752
7.88%, 05/15/23	2,975,000	3,735,240

		42,905,641

Media 1.2%
Cablevision Systems Corp., 8.63%, 09/15/17	2,500,000	2,593,750
CBS Corp., 4.60%, 01/15/45	3,790,000	3,247,731
CCO Safari II LLC, 6.38%, 10/23/35(c)	3,000,000	3,014,235
Comcast Cable Holdings LLC, 9.88%, 06/15/22	1,165,000	1,539,263
Walt Disney Co. (The), 3.00%, 02/13/26	1,250,000	1,259,685

		11,654,664

Multiline Retail 0.7%
Dillard’s, Inc., 7.13%, 08/01/18	1,775,000	1,941,335
7.75%, 07/15/26	1,475,000	1,751,013
Macy’s Retail Holdings, Inc., 6.38%, 03/15/37	3,000,000	2,852,886

		6,545,234

Oil, Gas & Consumable Fuels 3.2%
Marathon Petroleum Corp., 3.50%, 03/01/16	3,112,000	3,116,151
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 02/15/20(d)	9,945,000	10,193,625
7.00%, 11/15/23(c)	9,400,000	8,601,000
Sunoco LP/Sunoco Finance Corp., 6.38%, 04/01/23(c)	3,000,000	2,767,500
Valero Energy Corp., 8.75%, 06/15/30	2,500,000	2,841,720
7.50%, 04/15/32	2,641,000	2,849,201

		30,369,197

Paper & Forest Products 0.3%
Boise Cascade Co., 6.38%, 11/01/20	1,250,000	1,268,750
PH Glatfelter Co., 5.38%, 10/15/20	1,585,000	1,549,417

		2,818,167

Pharmaceuticals 0.1%
Wyeth LLC, 6.45%, 02/01/24	1,000,000	1,238,566

Real Estate Investment Trusts (REITs) 2.2%
Corporate Office Properties LP, 3.60%, 05/15/23	7,611,000	7,072,529
HCP, Inc., 4.25%, 11/15/23	5,313,000	5,375,805
Mack-Cali Realty LP, 4.50%, 04/18/22	7,000,000	6,893,257
Simon Property Group LP, 10.35%, 04/01/19	935,000	1,150,649

		20,492,240

Real Estate Management & Development 0.1%
Jones Lang LaSalle, Inc., 4.40%, 11/15/22	500,000	525,238

Road & Rail 1.0%
Hertz Corp. (The), 7.38%, 01/15/21(d)	3,000,000	3,037,500
Rent-A-Center, Inc., Class A, 6.63%, 11/15/20(d)	3,740,000	3,104,200
United Rentals North America, Inc., 7.63%, 04/15/22	3,492,000	3,592,395

		9,734,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Software 2.7%
Intuit, Inc., 5.75%, 03/15/17	$5,570,000	$5,826,031
Microsoft Corp., 4.88%, 12/15/43	10,000,000	10,806,920
MSCI, Inc., 5.25%, 11/15/24(c)	5,000,000	5,156,250
Oracle Corp., 3.90%, 05/15/35	4,095,000	3,826,687

		25,615,888

Specialty Retail 1.3%
Best Buy Co., Inc., 5.00%, 08/01/18	2,500,000	2,575,000
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,188,000
Home Depot, Inc. (The), 5.95%, 04/01/41	5,000,000	6,187,820
L Brands, Inc., 7.00%, 05/01/20	2,000,000	2,245,000

		12,195,820

Textiles, Apparel & Luxury Goods 1.0%
Levi Strauss & Co., 6.88%, 05/01/22	7,430,000	7,857,225
NIKE, Inc., 3.88%, 11/01/45	1,800,000	1,793,135

		9,650,360

Wireless Telecommunication Services 0.6%
MetroPCS Wireless, Inc., 6.63%, 11/15/20	5,900,000	6,068,150

Total Corporate Bonds (cost $436,553,017)		422,496,076

U.S. Government Mortgage Backed Agencies 34.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# C91859, 3.50%, 12/01/35	$3,581,393	$3,789,789
Pool# J13885 3.50%, 12/01/25	2,375,246	2,512,103
Pool# J14732 4.00%, 03/01/26	76	81
Pool# G14820 3.50%, 12/01/26	2,452,816	2,594,118
Pool# J19197 3.00%, 05/01/27	1,351,486	1,414,372
Pool# G14748 3.00%, 04/01/28	2,571,205	2,690,845
Pool# C91768 3.50%, 07/01/34	10,982,937	11,656,579
Pool# G30692 3.50%, 08/01/34	12,714,215	13,495,523
Pool# G05963 4.50%, 04/01/40	674,016	732,935
Pool# A95406 4.00%, 12/01/40	1,918,334	2,054,035
Pool# A96464 4.00%, 01/01/41	816,058	873,834
Pool# Q06025 4.00%, 02/01/42	2,492,780	2,689,481
Pool# Q10392 3.50%, 08/01/42	5,484,094	5,738,498
Pool# G08534 3.00%, 06/01/43	5,580,467	5,696,117
Pool# G08541 3.50%, 08/01/43	7,848,099	8,210,417
Pool# Q22176 4.00%, 09/01/43	11,270,580	12,042,344
Pool# G08574 4.50%, 02/01/44	4,764,565	5,179,624
Pool# C09071 4.00%, 02/01/45	10,492,141	11,210,857
Federal National Mortgage Association Pool
Pool# AH9561 3.50%, 08/01/26	3,718,541	3,943,529
Pool# AL0578 3.50%, 08/01/26	337,603	357,391
Pool# MA0848 3.50%, 09/01/26	7,857,990	8,321,123
Pool# AJ5336 3.00%, 11/01/26	1,571,925	1,642,238
Pool# AJ6973 3.00%, 11/01/26	16,113,534	16,834,488
Pool# AL1121 3.50%, 12/01/26	4,654,624	4,927,472
Pool# AL4235 3.50%, 01/01/27	10,256,323	10,857,808
Pool# AL1345 3.00%, 02/01/27	2,730,543	2,853,091
Pool# AL1719 3.00%, 05/01/27	2,975,631	3,108,975
Pool# AL2908 3.00%, 08/01/27	730,932	763,632
Pool# AO3261 3.00%, 10/01/27	5,642,258	5,895,489
Pool# AL4180 3.50%, 09/01/28	5,116,332	5,416,207
Pool# MA2124 3.00%, 12/01/29	2,136,873	2,228,735
Pool# MA1165 3.00%, 09/01/32	1,334,524	1,392,685
Pool# MA1459 3.00%, 06/01/33	2,712,938	2,832,934
Pool# AL6591 3.00%, 09/01/33	8,910,054	9,304,331
Pool# MA1608 3.50%, 10/01/33	11,852,686	12,575,008
Pool# MA1889 3.50%, 05/01/34	10,862,654	11,520,949
Pool# MA2417 3.50%, 10/01/35	982,056	1,039,148
Pool# 932669 4.50%, 03/01/40	3,800,098	4,142,418

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AE0311 3.50%, 08/01/40	$9,364,544	$9,815,057
Pool# 890293 4.50%, 08/01/40	2,607,492	2,842,803
Pool# AE3328 4.00%, 10/01/40	6,814,992	7,302,463
Pool# AB1845 4.00%, 11/01/40	10,692,462	11,457,317
Pool# AH0315 4.00%, 12/01/40	14,956,627	16,026,524
Pool# AH1107 4.00%, 12/01/40	1,016,321	1,100,296
Pool# AB3274 4.50%, 07/01/41	855,346	936,808
Pool# AJ1407 4.00%, 09/01/41	5,708,623	6,117,374
Pool# AJ9278 3.50%, 12/01/41	10,260,350	10,768,785
Pool# AJ9323 3.00%, 01/01/42	5,547,645	5,667,381
Pool# AW8165 4.00%, 01/01/42	8,517,262	9,123,901
Pool# AJ8414 4.00%, 02/01/42	6,038,151	6,469,647
Pool# AB4696 4.00%, 03/01/42	3,429,119	3,700,306
Pool# AP2132 3.50%, 08/01/42	4,174,613	4,380,295
Pool# AU2592 3.50%, 08/01/43	4,960,290	5,201,231
Government National Mortgage Association I Pool
Pool# 783548, 3.00%, 02/15/27	6,271,610	6,578,349
Government National Mortgage Association II Pool
Pool# G2 5228, 3.50%, 11/20/26	12,703,474	13,470,771

Total U.S. Government Mortgage Backed Agencies (cost $319,706,142)		323,498,511

U.S. Treasury Bond 1.8%

	Principal Amount	Market Value
U.S. Treasury Bond, 2.88%, 08/15/45	16,600,000	16,965,715

Total U.S. Treasury Bond (cost $16,597,716)		16,965,715

U.S. Treasury Notes 10.6%

	Principal Amount	Market Value
U.S. Treasury Notes 1.25%, 12/15/18	6,670,000	6,724,454
2.00%, 11/30/20	13,075,000	13,467,760
2.00%, 02/28/21	3,810,000	3,923,854
2.00%, 02/15/22	7,785,000	8,001,213
1.88%, 10/31/22	2,500,000	2,536,035
2.13%, 12/31/22	3,000,000	3,091,056
2.00%, 02/15/23	23,110,000	23,621,840
1.75%, 05/15/23	4,350,000	4,362,232
2.38%, 08/15/24	7,385,000	7,688,191
2.00%, 02/15/25	6,520,000	6,572,721
2.25%, 11/15/25	19,100,000	19,645,401

Total U.S. Treasury Notes (cost $98,718,410)		99,634,757

Yankee Dollars 0.7%

	Principal Amount	Market Value
Insurance 0.5%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	4,052,000	4,221,365

Oil, Gas & Consumable Fuels 0.2%
Burlington Resources Finance Co., 7.40%, 12/01/31	2,000,000	2,236,266

Total Yankee Dollars (cost $6,917,486)		6,457,631

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (e)(f)	1,923,228	1,923,228

Total Mutual Fund (cost $1,923,228)		1,923,228

Preferred Stocks 1.8%

	Shares	Market Value
Banks 0.2%
HSBC Holdings PLC, 8.00%, 03/02/16*(g)	70,000	$1,824,200

Capital Markets 0.1%
Morgan Stanley, 6.63%, 07/15/19*(g)	50,000	1,339,500

Consumer Finance 0.2%
Capital One Financial Corp., 6.70%, 12/01/19*(g)	65,000	1,769,300

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

Preferred Stocks (continued)

	Shares	Market Value
Insurance 0.9%
Allstate Corp. (The), 6.75%, 10/15/18*(g)	94,250	$2,631,460
Endurance Specialty Holdings Ltd., 7.50%, 06/01/16*(g)	9,000	231,120
Kemper Corp., 7.38%, 02/27/54*(g)	30,000	807,900
Maiden Holdings Ltd., 8.25%, 08/29/17*(g)	10,000	263,300
Maiden Holdings North America Ltd., 7.75%, 12/01/43*(g)	126,000	3,376,800
PartnerRe Ltd., 7.25%, 06/01/16*(g)	31,383	922,974

		8,233,554

Multi-Utilities 0.3%
DTE Energy Co., 6.50%, 12/01/61*(g)	100,000	2,616,000

Real Estate Investment Trusts (REITs) 0.1%
Digital Realty Trust, Inc., 7.38%, 03/26/19*(g)	50,000	1,338,500

Thrifts & Mortgage Finance 0.0%†
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17*(d)(g)	35,000	105,000

Total Preferred Stocks (cost $17,262,414)		17,226,054

Repurchase Agreement 2.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $20,591,898, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $21,003,141.(f)	$20,591,315	20,591,315

Total Repurchase Agreement (cost $20,591,315)		20,591,315

Total Investments (cost $962,089,847)(h) — 101.6%		953,228,932
Liabilities in excess of other assets — (1.6)%		(15,006,363)

NET ASSETS — 100.0%		$938,222,569

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date reflects the next call date.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $57,707,207 which represents 6.15% of net assets.
(d)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $22,061,501.
(e)	Represents 7-day effective yield as of January 31, 2016.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $22,514,543.
(g)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of January 31, 2016.
(h)	At January 31, 2016, the tax basis cost of the Fund’s investments was $962,094,280, tax unrealized appreciation and depreciation were $9,673,895 and $(18,539,243), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Core Plus Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Security	$—	$6,501,288	$—	$6,501,288
Collateralized Mortgage Obligations	—	6,938,152	—	6,938,152
Commercial Mortgage Backed Securities	—	30,996,205	—	30,996,205
Corporate Bonds	—	422,496,076	—	422,496,076
Mutual Fund	1,923,228	—	—	1,923,228
Preferred Stocks	17,226,054	—	—	17,226,054
Repurchase Agreement	—	20,591,315	—	20,591,315
U.S. Government Mortgage Backed Agencies	—	323,498,511	—	323,498,511
U.S. Treasury Bond	—	16,965,715	—	16,965,715
U.S. Treasury Notes	—	99,634,757	—	99,634,757
Yankee Dollars	—	6,457,631	—	6,457,631

Total	$19,149,282	$934,079,650	$—	$953,228,932

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 78.9%

	Shares	Market Value
Alternative Assets 10.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	287,626	$2,557,000

Total Alternative Assets (cost $2,781,678)		2,557,000

Equity Funds 39.8%
Nationwide International Index Fund, Institutional Class(a)	465,807	3,255,993
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	132,545	2,012,031
Nationwide S&P 500 Index Fund, Institutional Class(a)	291,883	3,794,482
Nationwide Small Cap Index Fund, Institutional Class(a)	84,277	983,512

Total Equity Funds (cost $11,378,006)		10,046,018

Fixed Income Funds 29.0%
Nationwide Bond Index Fund, Institutional Class(a)	591,183	6,538,480
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	83,760	789,861

Total Fixed Income Funds (cost $7,375,020)		7,328,341

Total Mutual Funds (cost $21,534,704)		19,931,359

Exchange Traded Funds 11.1%

	Shares	Market Value
Fixed Income Funds 11.1%
iShares iBoxx $ High Yield Corporate Bond ETF	9,668	766,479
iShares Intermediate Credit Bond ETF	18,857	2,033,916

Total Exchange Traded Funds (cost $2,930,775)		2,800,395

Fixed Contract 10.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$2,521,221	2,521,221

Total Fixed Contract (cost $2,521,221)		2,521,221

Total Investments (cost $26,986,700)(d) — 100.0%		25,252,975
Liabilities in excess of other assets — 0.0%†		(12,478)

NET ASSETS — 100.0%		$25,240,497

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $27,383,370, tax unrealized appreciation and depreciation were $0 and $(2,130,395), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$2,800,395	$—	$—	$2,800,395
Fixed Contract	—	—	2,521,221	2,521,221
Mutual Funds	19,931,359	—	—	19,931,359

Total	$22,731,754	$—	$2,521,221	$25,252,975

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2010 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$2,585,994	$2,585,994
Interest Income from Affiliates	21,054	21,054
Purchases	152,114	152,114
Sales	(237,941)	(237,941)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/16	$2,521,221	$2,521,221

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$2,521,221	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25 - 3.30%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 84.9%

	Shares	Market Value
Alternative Assets 12.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	1,548,248	$13,763,921

Total Alternative Assets (cost $14,836,163)		13,763,921

Equity Funds 47.8%
Nationwide International Index Fund, Institutional Class(a)	2,607,268	18,224,806
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	671,555	10,194,202
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,586,886	20,629,519
Nationwide Small Cap Index Fund, Institutional Class(a)	475,072	5,544,087

Total Equity Funds (cost $58,605,920)		54,592,614

Fixed Income Funds 25.0%
Nationwide Bond Index Fund, Institutional Class(a)	2,364,244	26,148,538
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	251,832	2,374,778

Total Fixed Income Funds (cost $28,794,334)		28,523,316

Total Mutual Funds (cost $102,236,417)		96,879,851

Exchange Traded Funds 8.1%

	Shares	Market Value
Fixed Income Funds 8.1%
iShares iBoxx $ High Yield Corporate Bond ETF	29,526	$2,340,821
iShares Intermediate Credit Bond ETF	64,105	6,914,366

Total Exchange Traded Funds (cost $9,663,097)		9,255,187

Fixed Contract 7.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$8,014,966	8,014,966

Total Fixed Contract (cost $8,014,966)		8,014,966

Total Investments (cost $119,914,480)(d) — 100.0%		114,150,004
Liabilities in excess of other assets — 0.0%†		(46,181)

NET ASSETS — 100.0%		$114,103,823

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $121,503,308, tax unrealized appreciation and depreciation were $225,549 and $(7,578,853), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$9,255,187	$—	$—	$9,255,187
Fixed Contract	—	—	8,014,966	8,014,966
Mutual Funds	96,879,851	—	—	96,879,851

Total	$106,135,038	$—	$8,014,966	$114,150,004

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2015 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$8,778,286	$8,778,286
Interest Income from Affiliates	68,813	68,813
Purchases	47,051	47,051
Sales	(879,184)	(879,184)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/16	$8,014,966	$8,014,966

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$8,014,966	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25 - 3.30%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 88.6%

	Shares	Market Value
Alternative Assets 16.2%
Nationwide Portfolio Completion Fund, Institutional Class(a)	4,550,549	$40,454,381

Total Alternative Assets (cost $44,253,068)		40,454,381

Equity Funds 54.1%
Nationwide International Index Fund, Institutional Class(a)	6,699,922	46,832,456
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,611,559	24,463,462
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,009,004	52,117,054
Nationwide Small Cap Index Fund, Institutional Class(a)	1,005,752	11,737,126

Total Equity Funds (cost $137,899,373)		135,150,098

Fixed Income Funds 18.3%
Nationwide Bond Index Fund, Institutional Class(a)	3,660,184	40,481,638
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	565,861	5,336,065

Total Fixed Income Funds (cost $46,454,227)		45,817,703

Total Mutual Funds (cost $228,606,668)		221,422,182

Exchange Traded Funds 7.3%

	Shares	Market Value
Fixed Income Funds 7.3%
iShares iBoxx $ High Yield Corporate Bond ETF	64,301	5,097,783
iShares Intermediate Credit Bond ETF	122,068	13,166,255

Total Exchange Traded Funds (cost $19,152,326)		18,264,038

Fixed Contract 4.2%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$10,470,032	10,470,032

Total Fixed Contract (cost $10,470,032)		10,470,032

Total Investments (cost $258,229,026)(d) — 100.1%		250,156,252
Liabilities in excess of other assets — (0.1)%		(296,903)

NET ASSETS — 100.0%		$249,859,349

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $260,881,477, tax unrealized appreciation and depreciation were $1,703,592 and $(12,428,817), respectively.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$18,264,038	$—	$—	$18,264,038
Fixed Contract	—	—	10,470,032	10,470,032
Mutual Funds	221,422,182	—	—	221,422,182

Total	$239,686,220	$—	$10,470,032	$250,156,252

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2020 Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$10,573,118	$10,573,118
Interest Income from Affiliates	86,161	86,161
Purchases	—	—
Sales	(189,247)	(189,247)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/16	$10,470,032	$10,470,032

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$10,470,032	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25 - 3.30%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 93.7%

	Shares	Market Value
Alternative Assets 20.3%
Nationwide Portfolio Completion Fund, Institutional Class(a)	6,276,347	$55,796,726

Total Alternative Assets (cost $60,732,591)		55,796,726

Equity Funds 63.1%
Nationwide International Index Fund, Institutional Class(a)	8,135,710	56,868,611
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,133,891	32,392,460
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,039,126	65,508,641
Nationwide Small Cap Index Fund, Institutional Class(a)	1,583,114	18,474,944

Total Equity Funds (cost $176,907,243)		173,244,656

Fixed Income Funds 10.3%
Nationwide Bond Index Fund, Institutional Class(a)	2,308,622	25,533,363
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	309,686	2,920,340

Total Fixed Income Funds (cost $28,916,451)		28,453,703

Total Mutual Funds (cost $266,556,285)		257,495,085

Exchange Traded Funds 6.3%

	Shares	Market Value
Fixed Income Funds 6.3%
iShares 1-3 Year Credit Bond ETF	27,507	2,882,459
iShares iBoxx $ High Yield Corporate Bond ETF	35,830	2,840,602
iShares Intermediate Credit Bond ETF	107,179	11,560,327

Total Exchange Traded Funds (cost $17,849,166)		17,283,388

Total Investments (cost $284,405,451)(b) — 100.0%		274,778,473
Liabilities in excess of other assets — 0.0%†		(107,907)

NET ASSETS — 100.0%		$274,670,566

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $286,550,207, tax unrealized appreciation and depreciation were $2,807,423 and $(14,579,157), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2025 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 95.8%

	Shares	Market Value
Alternative Assets 20.3%
Nationwide Portfolio Completion Fund, Institutional Class(a)	6,027,518	$53,584,636

Total Alternative Assets (cost $57,738,002)		53,584,636

Equity Funds 70.2%
Nationwide International Index Fund, Institutional Class(a)	8,236,803	57,575,251
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,409,511	36,576,382
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,258,052	68,354,676
Nationwide Small Cap Index Fund, Institutional Class(a)	1,987,254	23,191,250

Total Equity Funds (cost $190,482,141)		185,697,559

Fixed Income Fund 5.3%
Nationwide Bond Index Fund, Institutional Class(a)	1,262,497	13,963,218

Total Fixed Income Fund (cost $14,297,089)		13,963,218

Total Mutual Funds (cost $262,517,232)		253,245,413

Exchange Traded Funds 4.2%

	Shares	Market Value
Fixed Income Funds 4.2%
iShares iBoxx $ High Yield Corporate Bond ETF	34,551	2,739,203
iShares Intermediate Credit Bond ETF	77,796	8,391,077

Total Exchange Traded Funds (cost $11,618,472)		11,130,280

Total Investments (cost $274,135,704)(b) — 100.0%		264,375,693
Liabilities in excess of other assets — 0.0%†		(112,424)

NET ASSETS — 100.0%		$264,263,269

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $276,056,307, tax unrealized appreciation and depreciation were $2,993,138 and $(14,673,752), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2030 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 20.2%
Nationwide Portfolio Completion Fund, Institutional Class(a)	4,585,267	$40,763,020

Total Alternative Assets (cost $44,010,406)		40,763,020

Equity Funds 76.6%
Nationwide International Index Fund, Institutional Class(a)	6,891,920	48,174,521
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,985,055	30,133,129
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,338,303	56,397,936
Nationwide Small Cap Index Fund, Institutional Class(a)	1,708,258	19,935,370

Total Equity Funds (cost $162,106,975)		154,640,956

Fixed Income Fund 3.2%
Nationwide Bond Index Fund, Institutional Class(a)	582,279	6,440,001

Total Fixed Income Fund (cost $6,608,944)		6,440,001

Total Mutual Funds (cost $212,726,325)		201,843,977

Total Investments (cost $212,726,325)(b) — 100.0%		201,843,977
Liabilities in excess of other assets — 0.0%†		(85,196)

NET ASSETS — 100.0%		$201,758,781

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $213,791,183, tax unrealized appreciation and depreciation were $1,089,492 and $(13,036,698), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2035 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 16.2%
Nationwide Portfolio Completion Fund, Institutional Class(a)	3,061,806	$27,219,454

Total Alternative Assets (cost $29,389,396)		27,219,454

Equity Funds 80.6%
Nationwide International Index Fund, Institutional Class(a)	5,986,846	41,848,053
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,879,192	28,526,133
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,607,156	46,893,023
Nationwide Small Cap Index Fund, Institutional Class(a)	1,572,321	18,348,988

Total Equity Funds (cost $143,098,000)		135,616,197

Fixed Income Fund 3.2%
Nationwide Bond Index Fund, Institutional Class(a)	482,963	5,341,572

Total Fixed Income Fund (cost $5,503,366)		5,341,572

Total Mutual Funds (cost $177,990,762)		168,177,223

Total Investments (cost $177,990,762)(b) — 100.0%		168,177,223
Liabilities in excess of other assets — 0.0%†		(71,977)

NET ASSETS — 100.0%		$168,105,246

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $178,734,464, tax unrealized appreciation and depreciation were $1,065,193 and $(11,622,434), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2040 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 12.2%
Nationwide Portfolio Completion Fund, Institutional Class(a)	1,566,647	$13,927,494

Total Alternative Assets (cost $15,084,096)		13,927,494

Equity Funds 87.8%
Nationwide International Index Fund, Institutional Class(a)	4,404,475	30,787,281
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,350,511	20,500,758
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,622,617	34,094,024
Nationwide Small Cap Index Fund, Institutional Class(a)	1,263,810	14,748,666

Total Equity Funds (cost $107,738,053)		100,130,729

Total Mutual Funds (cost $122,822,149)		114,058,223

Total Investments (cost $122,822,149)(b) — 100.0%		114,058,223
Liabilities in excess of other assets — 0.0%†		(49,510)

NET ASSETS — 100.0%		$114,008,713

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $123,369,272, tax unrealized appreciation and depreciation were $0 and $(9,311,049), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2045 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 12.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	1,182,332	$10,510,933

Total Alternative Assets (cost $11,465,585)		10,510,933

Equity Funds 87.9%
Nationwide International Index Fund, Institutional Class(a)	3,342,227	23,362,168
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,028,486	15,612,414
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,997,158	25,963,058
Nationwide Small Cap Index Fund, Institutional Class(a)	963,816	11,247,730

Total Equity Funds (cost $84,667,495)		76,185,370

Total Mutual Funds (cost $96,133,080)		86,696,303

Total Investments (cost $96,133,080)(b) — 100.0%		86,696,303
Liabilities in excess of other assets — 0.0%†		(40,077)

NET ASSETS — 100.0%		$86,656,226

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $96,544,048, tax unrealized appreciation and depreciation were $0 and $(9,847,745), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2050 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	374,501	$3,329,317

Total Alternative Assets (cost $3,607,607)		3,329,317

Equity Funds 90.0%
Nationwide International Index Fund, Institutional Class(a)	1,336,231	9,340,251
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	396,527	6,019,280
Nationwide S&P 500 Index Fund, Institutional Class(a)	795,053	10,335,683
Nationwide Small Cap Index Fund, Institutional Class(a)	371,818	4,339,119

Total Equity Funds (cost $34,890,571)		30,034,333

Total Mutual Funds (cost $38,498,178)		33,363,650

Total Investments (cost $38,498,178)(b) — 100.0%		33,363,650
Liabilities in excess of other assets — 0.0%†		(13,930)

NET ASSETS — 100.0%		$33,349,720

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $38,542,585, tax unrealized appreciation and depreciation were $0 and $(5,178,935), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2055 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Destination 2060 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 9.9%
Nationwide Portfolio Completion Fund, Institutional Class(a)	26,609	$236,552

Total Alternative Assets (cost $247,236)		236,552

Equity Funds 90.1%
Nationwide International Index Fund, Institutional Class(a)	95,127	664,935
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	28,368	430,630
Nationwide S&P 500 Index Fund, Institutional Class(a)	56,678	736,815
Nationwide Small Cap Index Fund, Institutional Class(a)	26,647	310,974

Total Equity Funds (cost $2,511,163)		2,143,354

Total Mutual Funds (cost $2,758,399)		2,379,906

Total Investments (cost $2,758,399)(b) — 100.0%		2,379,906
Liabilities in excess of other assets — 0.0%†		(577)

NET ASSETS — 100.0%		$2,379,329

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $2,828,561, tax unrealized appreciation and depreciation were $0 and $(448,655), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Destination 2060 Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund

Common Stocks 52.2%

	Shares	Market Value
Aerospace & Defense 1.8%
Airbus Group SE	326	$20,504
Lockheed Martin Corp.	703	148,333
Rockwell Collins, Inc.	1,234	99,806

		268,643

Air Freight & Logistics 1.0%
Kintetsu World Express, Inc.	400	6,549
United Parcel Service, Inc., Class B	1,557	145,112

		151,661

Airlines 0.0%†
Qantas Airways Ltd.*	2,000	5,562

Auto Components 0.9%
Continental AG	142	29,798
GKN PLC	2,260	9,043
Spartan Motors, Inc.	11,500	33,350
Superior Industries International, Inc.	2,000	36,820
Valeo SA	166	21,570

		130,581

Automobiles 0.5%
Bayerische Motoren Werke AG	216	17,990
Daimler AG REG	106	7,421
Peugeot SA*	840	12,491
Renault SA	190	16,122
Toyota Motor Corp.	400	24,092

		78,116

Banks 1.7%
Australia & New Zealand Banking Group Ltd.	960	16,665
Bank Leumi Le-Israel BM*	4,000	13,173
Bank of Yokohama Ltd. (The)	5,000	26,669
Barclays PLC	4,000	10,704
BNP Paribas SA	310	14,685
Erste Group Bank AG*	470	13,577
Hiroshima Bank Ltd. (The)	1,000	5,006
HSBC Holdings PLC	1,132	7,983
KBC Groep NV	420	24,069
Laurentian Bank of Canada	300	10,215
MB Financial, Inc.	500	15,560
Mitsubishi UFJ Financial Group, Inc.	3,900	19,999
National Bank of Canada	266	7,589
Nedbank Group Ltd.	703	8,351
Royal Bank of Canada	480	24,858
Skandinaviska Enskilda Banken AB, Class A	2,658	25,619
Toronto-Dominion Bank (The)	170	6,450
Westpac Banking Corp.	708	15,680

		266,852

Beverages 0.3%
Anheuser-Busch InBev NV	76	9,558
Britvic PLC	1,639	16,921
Heineken NV	240	20,840

		47,319

Biotechnology 1.0%
Actelion Ltd. REG*	260	34,263
Gilead Sciences, Inc.	1,011	83,913
Kindred Biosciences, Inc.*	8,100	26,730
Pharma Mar SA*	1,300	3,301
Vical, Inc.*	9,800	3,430

		151,637

Building Products 0.1%
Simpson Manufacturing Co., Inc.	500	16,315

Capital Markets 3.0%
Aberdeen Asset Management PLC	3,273	11,537
Capital Southwest Corp.	1,400	19,950
Cowen Group, Inc., Class A*	23,100	66,066
Eaton Vance Corp.	3,155	90,422
Franklin Resources, Inc.	2,551	88,418
Intermediate Capital Group PLC	1,988	16,572
Macquarie Group Ltd.	260	13,411
Magellan Financial Group Ltd.	963	15,786
SBI Holdings, Inc.	1,000	10,002
SVG Capital PLC*	1,780	12,476
Waddell & Reed Financial, Inc., Class A	4,130	113,327

		457,967

Chemicals 2.4%
BB Biotech AG REG*	39	9,062
CF Industries Holdings, Inc.	1,954	58,620
Givaudan SA REG*	7	13,109
LyondellBasell Industries NV, Class A	1,262	98,398
NewMarket Corp.	294	111,505
Nissan Chemical Industries Ltd.	1,100	25,466
Novozymes A/S, Class B	150	6,261
Rentech, Inc.*	10,170	19,832
Sumitomo Chemical Co., Ltd.	3,000	15,243
Tosoh Corp.	2,000	9,679

		367,175

Commercial Services & Supplies 0.3%
Brink’s Co. (The)	800	23,520
Team, Inc.*	700	16,800
Transcontinental, Inc., Class A	800	10,530

		50,850

Communications Equipment 1.1%
ADVA Optical Networking SE*	550	5,193
Harris Corp.	1,344	116,888
Hitachi Kokusai Electric, Inc.	1,000	12,040
PC-Tel, Inc.	8,750	41,912

		176,033

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction & Engineering 0.2%
Furmanite Corp.*	4,800	$25,152

Construction Materials 0.1%
Taiheiyo Cement Corp.	4,000	11,532

Consumer Finance 1.4%
American Express Co.	2,049	109,621
Discover Financial Services	2,272	104,035

		213,656

Diversified Financial Services 2.9%
Banca IFIS SpA	657	20,608
CBOE Holdings, Inc.	2,736	182,272
FirstRand Ltd.	2,500	7,092
McGraw Hill Financial, Inc.	1,368	116,307
Moody’s Corp.	1,210	107,860
ORIX Corp.	1,200	16,971

		451,110

Diversified Telecommunication Services 1.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	5,000	10,779
BT Group PLC	6,399	44,534
Nippon Telegraph & Telephone Corp.	200	8,515
ORBCOMM, Inc.*	11,700	85,410

		149,238

Electric Utilities 0.2%
Cheung Kong Infrastructure Holdings Ltd.	2,000	18,811
Tohoku Electric Power Co., Inc.	900	11,302

		30,113

Electrical Equipment 0.7%
Boer Power Holdings Ltd.	3,000	5,237
Broadwind Energy, Inc.*	3,300	7,095
Fuji Electric Co., Ltd.	4,000	13,906
Mitsubishi Electric Corp.	2,000	18,562
Nitto Kogyo Corp.	300	4,968
Orion Energy Systems, Inc.*	13,400	27,202
OSRAM Licht AG	190	8,483
Vestas Wind Systems A/S	250	16,358
Zhuzhou CSR Times Electric Co., Ltd., H Shares	1,500	7,740

		109,551

Electronic Equipment, Instruments & Components 0.4%
Electro Rent Corp.	3,900	34,086
Electro Scientific Industries, Inc.*	4,000	24,160

		58,246

Energy Equipment & Services 2.0%
Bristow Group, Inc.	1,300	30,238
Gulf Island Fabrication, Inc.	3,600	31,392
Halliburton Co.	3,579	113,776
Mitcham Industries, Inc.*	3,900	10,647
Noble Corp. PLC	11,600	90,364
Subsea 7 SA*	2,140	12,815
Tecnicas Reunidas SA	340	11,329
Transocean Ltd.	1,070	11,222

		311,783

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	500	21,764
Booker Group PLC	10,000	23,798
Koninklijke Ahold NV	440	9,953

		55,515

Food Products 0.9%
Bakkafrost P/F	250	8,327
Campbell Soup Co.	791	44,620
Gruma SAB de CV, Class B	1,470	22,271
Landec Corp.*	3,800	45,714
Nestle SA REG	260	19,155

		140,087

Health Care Equipment & Supplies 0.1%
HOYA Corp.	300	11,581

Health Care Technology 0.0%†
AGFA-Gevaert NV*	1,000	4,268

Hotels, Restaurants & Leisure 1.1%
Century Casinos, Inc.*	11,600	78,416
International Speedway Corp., Class A	900	30,726
TUI AG	510	8,661
Yum! Brands, Inc.	616	44,580

		162,383

Household Durables 0.5%
Berkeley Group Holdings PLC	337	17,038
Fujitsu General Ltd.	2,000	26,894
Persimmon PLC*	270	7,878
Sekisui Chemical Co., Ltd.	600	7,333
Skullcandy, Inc.*	5,900	18,762

		77,905

Household Products 0.1%
Reckitt Benckiser Group PLC	232	20,634

Independent Power and Renewable Electricity Producers 0.1%
Huadian Power International Corp., Ltd., H Shares	12,000	7,174
Huaneng Power International, Inc., H Shares	6,000	4,936

		12,110

Industrial Conglomerates 0.2%
CK Hutchison Holdings Ltd.	1,000	12,495
DCC PLC	110	8,492
Keppel Corp., Ltd.	1,600	7,808

		28,795

Information Technology Services 2.7%
Accenture PLC, Class A	1,017	107,334
Alliance Data Systems Corp.*	349	69,727
Cap Gemini SA	254	23,211

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
MasterCard, Inc., Class A	1,095	$97,488
Western Union Co. (The)	6,559	117,012

		414,772

Insurance 0.9%
Allianz SE REG	141	22,819
First American Financial Corp.	1,100	37,807
Hannover Rueck SE	140	14,735
NN Group NV	340	11,519
SCOR SE	781	27,224
Swiss Re AG	339	31,556

		145,660

Internet & Catalog Retail 0.3%
Gaiam, Inc., Class A*	6,700	32,830
Start Today Co., Ltd.	600	19,110

		51,940

Internet Software & Services 1.0%
NetEase, Inc. ADR-CN	80	12,491
NetEnt AB*	110	5,501
RealNetworks, Inc.*	16,800	60,816
United Internet AG REG	390	20,184
XO Group, Inc.*	3,500	52,150

		151,142

Leisure Products 0.1%
LeapFrog Enterprises, Inc.*	13,200	7,920

Machinery 0.4%
Duerr AG	223	15,100
Hoshizaki Electric Co., Ltd.	200	13,986
IMI PLC	804	9,284
Minebea Co., Ltd.	1,000	7,837
Mitsubishi Heavy Industries Ltd.	1,000	3,930
Shinmaywa Industries Ltd.	1,000	8,078

		58,215

Media 0.3%
Cogeco Communications, Inc.	100	4,515
ITV PLC	3,830	14,641
RELX PLC	841	14,797
Smiles SA	490	3,489
Stroeer SE	120	7,062

		44,504

Metals & Mining 0.4%
APERAM SA*	480	14,995
Aurubis AG	118	4,811
Boliden AB	380	5,287
Dowa Holdings Co., Ltd.	1,000	6,782
Hitachi Metals Ltd.	1,000	11,251
Mitsubishi Materials Corp.	3,000	9,254
voestalpine AG	193	5,076

		57,456

Multiline Retail 0.2%
Next PLC	247	24,482

Oil, Gas & Consumable Fuels 4.3%
Apache Corp.	3,260	138,680
BP PLC	3,055	16,498
Caltex Australia Ltd.	1,180	31,556
Contango Oil & Gas Co.*	3,450	22,115
Marathon Petroleum Corp.	3,298	137,823
Neste OYJ	1,231	38,566
Royal Dutch Shell PLC, Class B	708	15,426
Showa Shell Sekiyu KK	600	4,897
Tesoro Corp.	1,115	97,284
Valero Energy Corp.	2,199	149,246
Woodside Petroleum Ltd.	645	13,000

		665,091

Paper & Forest Products 0.2%
Ence Energia y Celulosa SA	2,000	6,378
Mondi PLC	1,220	19,890

		26,268

Personal Products 0.5%
Blackmores Ltd.	60	8,181
Kao Corp.	500	26,832
L’Oreal SA	150	25,639
Unilever PLC	430	18,905

		79,557

Pharmaceuticals 3.4%
AbbVie, Inc.	2,472	135,713
AstraZeneca PLC	210	13,522
GlaxoSmithKline PLC	600	12,360
Indivior PLC	4,000	8,659
Jazz Pharmaceuticals PLC*	1,039	133,761
Kaken Pharmaceutical Co., Ltd.	300	19,816
Mylan NV*	973	51,267
Novartis AG REG	169	13,093
Novo Nordisk A/S, Class B	363	20,280
Otsuka Holdings Co., Ltd.	350	11,775
Roche Holding AG	62	16,059
Sanofi	408	33,930
Shionogi & Co., Ltd.	400	17,456
Taro Pharmaceutical Industries Ltd.*	100	14,580
Teva Pharmaceutical Industries Ltd.	190	11,675

		513,946

Professional Services 1.3%
Adecco SA REG*	330	20,259
Pendrell Corp.*	81,500	44,002
Randstad Holding NV	250	13,619
Verisk Analytics, Inc., Class A*	1,657	120,961

		198,841

Real Estate Investment Trusts (REITs) 0.8%
Apartment Investment & Management Co., Class A	2,238	87,618
Klepierre	345	14,953
Link REIT	2,500	14,342

		116,913

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Management & Development 0.4%
Cheung Kong Property Holdings Ltd.	1,000	$5,420
Colliers International Group, Inc.	200	8,692
Daito Trust Construction Co., Ltd.	200	25,427
Daiwa House Industry Co., Ltd.	500	14,117
FirstService Corp.	200	7,636

		61,292

Road & Rail 0.2%
ArcBest Corp.	300	6,159
Central Japan Railway Co.	100	18,561

		24,720

Semiconductors & Semiconductor Equipment 0.5%
Brooks Automation, Inc.	4,300	40,979
Dialog Semiconductor PLC*	290	8,872
Rubicon Technology, Inc.*	13,300	13,832
Ulvac, Inc.	700	17,833

		81,516

Software 1.4%
Constellation Software, Inc.	90	32,765
Nexon Co., Ltd.	500	8,115
Rosetta Stone, Inc.*	9,600	63,936
Seachange International, Inc.*	9,800	60,956
Telenav, Inc.*	9,200	52,992

		218,764

Specialty Retail 1.4%
Ross Stores, Inc.	614	34,544
TJX Cos., Inc. (The)	2,529	180,166

		214,710

Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	1,377	134,037
FUJIFILM Holdings Corp.	300	11,591
Hewlett Packard Enterprise Co.	1,728	23,777
HP, Inc.	1,728	16,779
Imation Corp.*	27,100	22,756
Western Digital Corp.	1,576	75,617

		284,557

Textiles, Apparel & Luxury Goods 0.3%
Moncler SpA	710	10,527
Pandora A/S	215	28,764

		39,291

Tobacco 2.3%
Altria Group, Inc.	3,042	185,896
Japan Tobacco, Inc.	300	11,749
Philip Morris International, Inc.	1,767	159,048

		356,693

Trading Companies & Distributors 0.4%
Ashtead Group PLC	710	9,159
Bunzl PLC	540	14,447
Erickson, Inc.*	6,300	11,214
United Rentals, Inc.*	676	32,387

		67,207

Transportation Infrastructure 0.1%
Airports of Thailand PCL	1,600	17,019

Wireless Telecommunication Services 0.1%
KDDI Corp.	900	22,790

Total Common Stocks (cost $9,234,197)		7,987,636

Corporate Bonds 6.3%

	Principal Amount	Market Value
Banks 1.5%
Citigroup, Inc., 4.40%, 06/10/25	$70,000	69,907
JPMorgan Chase & Co., 4.50%, 01/24/22	65,000	70,112
Wells Fargo & Co., Series M, 3.45%, 02/13/23	95,000	95,913

		235,932

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The), 3.85%, 07/08/24	75,000	76,061
Morgan Stanley, 3.75%, 02/25/23	65,000	66,516

		142,577

Diversified Financial Services 0.5%
General Electric Co., 4.65%, 10/17/21	70,000	78,672

Electric Utilities 0.4%
Florida Power & Light Co., 3.25%, 06/01/24	65,000	67,513

Household Products 0.5%
Procter & Gamble Co. (The), 6.45%, 01/15/26	55,000	71,390

Information Technology Services 0.5%
International Business Machines Corp., 3.63%, 02/12/24	75,000	77,507

Insurance 0.8%
MetLife, Inc., Series D, 4.37%, 09/15/23	120,000	128,370

Pharmaceuticals 0.6%
Wyeth LLC, 6.45%, 02/01/24	70,000	86,700

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.45%, 05/06/24	$80,000	$82,970

Total Corporate Bonds (cost $959,058)		971,631

U.S. Government Mortgage Backed Agencies 13.4%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G15459 5.00%, 06/01/26	103,185	110,619
Pool# G30371 5.50%, 12/01/27	131,704	145,806
Pool# G30555 5.00%, 09/01/31	177,103	194,229
Pool# G30701 5.00%, 11/01/31	338,439	373,773
Federal National Mortgage Association Pool
Pool# AL7638 5.50%, 01/01/24	146,455	159,287
Pool# AL2194 5.50%, 05/01/25	88,503	94,730
Pool# AL6469 5.50%, 11/01/25	175,472	189,545
Pool# AL6303 5.00%, 06/01/26	126,207	135,970
Pool# AL7883 5.00%, 06/01/26	185,059	200,422
Pool# AE0213 5.50%, 12/01/29	74,949	83,586
Pool# AE0367 5.50%, 02/01/30	331,607	369,820

Total U.S. Government Mortgage Backed Agencies (cost $2,050,549)		2,057,787

U.S. Government Sponsored & Agency Obligations 12.7%

	Principal Amount	Market Value
Federal Farm Credit Banks 0.39%, 03/02/18(a)	255,000	254,811
0.59%, 03/26/18(a)	175,000	174,983
0.45%, 05/17/18(a)	495,000	493,285
Federal Home Loan Banks 1.25%, 06/23/17	110,000	110,040
Federal National Mortgage Association 1.63%, 04/26/18	270,000	270,717
1.63%, 04/27/18	525,000	526,305
1.75%, 06/08/18	110,000	110,391

Total U.S. Government Sponsored & Agency Obligations (cost $1,947,010)		1,940,532

U.S. Treasury Bond 12.9%

	Principal Amount	Market Value
U.S. Treasury Bond, 2.75%, 08/15/42	$1,965,000	$1,976,053

Total U.S. Treasury Bond (cost $1,842,088)		1,976,053

Exchange Traded Fund 0.1%

	Shares	Market Value
Mutual Funds 0.1%
iShares MSCI EAFE ETF	299	16,589

Total Exchange Traded Fund (cost $17,605)		16,589

Total Investments (cost $16,050,507)(b) — 97.6%		14,950,228
Other assets in excess of liabilities — 2.4%		360,153

NET ASSETS — 100.0%		$15,310,381

†	Amount rounds to less than 0.1%.
*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $16,082,084, tax unrealized appreciation and depreciation were $741,924 and $(1,873,780), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
BM	Limited Liability
CN	China
ETF	Exchange Traded Fund
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$248,139	$20,504	$—	$268,643
Air Freight & Logistics	145,112	6,549	—	151,661
Airlines	—	5,562	—	5,562
Auto Components	70,170	60,411	—	130,581
Automobiles	—	78,116	—	78,116
Banks	64,672	202,180	—	266,852
Beverages	—	47,319	—	47,319
Biotechnology	114,073	37,564	—	151,637
Building Products	16,315	—	—	16,315
Capital Markets	378,183	79,784	—	457,967
Chemicals	288,355	78,820	—	367,175
Commercial Services & Supplies	50,850	—	—	50,850
Communications Equipment	158,800	17,233	—	176,033
Construction & Engineering	25,152	—	—	25,152
Construction Materials	—	11,532	—	11,532

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Diverse Managers Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Consumer Finance	$213,656	$—	$—	$213,656
Diversified Financial Services	406,439	44,671	—	451,110
Diversified Telecommunication Services	85,410	63,828	—	149,238
Electric Utilities	—	30,113	—	30,113
Electrical Equipment	34,297	75,254	—	109,551
Electronic Equipment, Instruments & Components	58,246	—	—	58,246
Energy Equipment & Services	276,417	35,366	—	311,783
Food & Staples Retailing	21,764	33,751	—	55,515
Food Products	112,605	27,482	—	140,087
Health Care Equipment & Supplies	—	11,581	—	11,581
Health Care Technology	—	4,268	—	4,268
Hotels, Restaurants & Leisure	153,722	8,661	—	162,383
Household Durables	18,762	59,143	—	77,905
Household Products	—	20,634	—	20,634
Independent Power and Renewable Electricity Producers	—	12,110	—	12,110
Industrial Conglomerates	4,242	24,553	—	28,795
Information Technology Services	391,561	23,211	—	414,772
Insurance	37,807	107,853	—	145,660
Internet & Catalog Retail	32,830	19,110	—	51,940
Internet Software & Services	125,457	25,685	—	151,142
Leisure Products	7,920	—	—	7,920
Machinery	—	58,215	—	58,215
Media	8,004	36,500	—	44,504
Metals & Mining	—	57,456	—	57,456
Multiline Retail	—	24,482	—	24,482
Oil, Gas & Consumable Fuels	545,148	119,943	—	665,091
Paper & Forest Products	—	26,268	—	26,268
Personal Products	—	79,557	—	79,557
Pharmaceuticals	335,321	178,625	—	513,946
Professional Services	164,963	33,878	—	198,841
Real Estate Investment Trusts (REITs)	87,618	29,295	—	116,913
Real Estate Management & Development	16,328	44,964	—	61,292
Road & Rail	6,159	18,561	—	24,720
Semiconductors & Semiconductor Equipment	54,811	26,705	—	81,516
Software	210,649	8,115	—	218,764
Specialty Retail	214,710	—	—	214,710
Technology Hardware, Storage & Peripherals	272,966	11,591	—	284,557
Textiles, Apparel & Luxury Goods	—	39,291	—	39,291
Tobacco	344,944	11,749	—	356,693
Trading Companies & Distributors	43,601	23,606	—	67,207
Transportation Infrastructure	17,019	—	—	17,019
Wireless Telecommunication Services	—	22,790	—	22,790

Total Common Stocks	$5,863,197	$2,124,439	$—	$7,987,636

Corporate Bonds	—	971,631	—	971,631
Exchange Traded Fund	16,589	—	—	16,589
U.S. Government Mortgage Backed Agencies	—	2,057,787	—	2,057,787
U.S. Government Sponsored & Agency Obligations	—	1,940,532	—	1,940,532
U.S. Treasury Bond	—	1,976,053	—	1,976,053

Total	$5,879,786	$9,070,442	$—	$14,950,228

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Fund

Common Stocks 98.9%

	Shares	Market Value
Aerospace & Defense 3.1%
B/E Aerospace, Inc.	116,455	$4,710,605
General Dynamics Corp.	173,495	23,208,426

		27,919,031

Air Freight & Logistics 0.8%
FedEx Corp.	53,940	7,167,547

Airlines 0.3%
Delta Air Lines, Inc.	56,520	2,503,271

Banks 4.7%
JPMorgan Chase & Co.	183,352	10,909,444
Wells Fargo & Co.	611,685	30,724,938

		41,634,382

Beverages 2.5%
Coca-Cola Co. (The)	385,450	16,543,514
Molson Coors Brewing Co., Class B	63,250	5,722,860

		22,266,374

Biotechnology 2.9%
Amgen, Inc.	19,850	3,031,690
Biogen, Inc.*	12,200	3,331,332
Celgene Corp.*	40,910	4,104,091
Gilead Sciences, Inc.	151,835	12,602,305
Medivation, Inc.*	97,245	3,179,912

		26,249,330

Capital Markets 1.8%
Affiliated Managers Group, Inc.*	35,810	4,805,344
Goldman Sachs Group, Inc. (The)	50,943	8,230,351
Lazard Ltd., Class A	93,686	3,371,759

		16,407,454

Chemicals 1.2%
PPG Industries, Inc.	110,534	10,513,994

Commercial Services & Supplies 0.7%
KAR Auction Services, Inc.	186,300	6,226,146

Communications Equipment 1.6%
Cisco Systems, Inc.	607,604	14,454,899

Consumer Finance 1.2%
American Express Co.	53,620	2,868,670
Discover Financial Services	166,460	7,622,203

		10,490,873

Containers & Packaging 1.1%
Graphic Packaging Holding Co.	536,975	6,100,036
WestRock Co.	106,850	3,769,668

		9,869,704

Distributors 0.5%
LKQ Corp.*	150,875	4,133,975

Diversified Consumer Services 0.4%
Graham Holdings Co., Class B	6,900	3,344,361

Diversified Financial Services 1.9%
Berkshire Hathaway, Inc., Class B*	53,920	6,997,198
MSCI, Inc.	98,980	6,813,783
Voya Financial, Inc.	93,920	2,872,074

		16,683,055

Diversified Telecommunication Services 3.2%
AT&T, Inc.	802,030	28,921,202

Electric Utilities 1.0%
American Electric Power Co., Inc.	144,820	8,829,676

Energy Equipment & Services 0.9%
Schlumberger Ltd.	105,235	7,605,334

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	22,290	3,368,465
CVS Health Corp.	98,800	9,543,092

		12,911,557

Food Products 1.7%
ConAgra Foods, Inc.	129,450	5,390,298
Mondelez International, Inc., Class A	228,824	9,862,314

		15,252,612

Gas Utilities 0.7%
Atmos Energy Corp.	45,740	3,166,123
Questar Corp.	158,080	3,223,251

		6,389,374

Health Care Equipment & Supplies 2.9%
Abbott Laboratories	278,470	10,540,090
Baxter International, Inc.	281,690	10,309,854
DENTSPLY International, Inc.	79,410	4,676,455

		25,526,399

Health Care Providers & Services 2.9%
Aetna, Inc.	32,955	3,356,137
Brookdale Senior Living, Inc.*	298,375	4,857,545
McKesson Corp.	35,400	5,698,692
UnitedHealth Group, Inc.	101,800	11,723,288

		25,635,662

Hotels, Restaurants & Leisure 3.4%
Aramark	189,560	6,056,442
Carnival Corp.	282,030	13,574,104
Darden Restaurants, Inc.	168,640	10,634,438

		30,264,984

Household Durables 0.4%
NVR, Inc.*	2,200	3,632,200

Household Products 1.5%
Procter & Gamble Co. (The)	158,113	12,916,251

Industrial Conglomerates 0.9%
General Electric Co.	290,222	8,445,460

Information Technology Services 3.1%
Amdocs Ltd.	97,610	5,343,171
Broadridge Financial Solutions, Inc.	105,660	5,659,150
Cognizant Technology Solutions Corp., Class A*	113,350	7,176,189
Xerox Corp.	944,795	9,211,751

		27,390,261

Insurance 1.6%
Allied World Assurance Co. Holdings AG	71,260	2,607,403
Lincoln National Corp.	178,160	7,030,194
Prudential Financial, Inc.	68,790	4,820,803

		14,458,400

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	20,045	$11,766,415

Internet Software & Services 2.6%
Alphabet, Inc., Class A*	14,938	11,373,046
Alphabet, Inc., Class C*	9,443	7,015,677
Facebook, Inc., Class A*	46,215	5,185,785

		23,574,508

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	67,270	8,883,676

Machinery 0.8%
Snap-on, Inc.	18,540	2,995,323
Toro Co. (The)	57,895	4,314,335

		7,309,658

Media 2.1%
Cinemark Holdings, Inc.	87,500	2,580,375
DISH Network Corp., Class A*	191,630	9,249,980
Liberty Media Corp., Series C*	90,085	3,206,125
Live Nation Entertainment, Inc.*	167,450	3,801,115

		18,837,595

Multi-Utilities 1.5%
DTE Energy Co.	52,220	4,439,222
WEC Energy Group, Inc.	162,250	8,961,068

		13,400,290

Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp.	63,100	2,466,579
Cabot Oil & Gas Corp.	169,700	3,521,275
Chevron Corp.	163,191	14,111,126
HollyFrontier Corp.	335,755	11,741,352
Kinder Morgan, Inc.	213,200	3,507,140
Marathon Petroleum Corp.	195,150	8,155,319
Occidental Petroleum Corp.	76,657	5,276,301
Valero Energy Corp.	86,235	5,852,769

		54,631,861

Pharmaceuticals 3.6%
Eli Lilly & Co.	69,990	5,536,209
Johnson & Johnson	121,990	12,740,636
Merck & Co., Inc.	114,025	5,777,647
Pfizer, Inc.	263,044	8,020,211

		32,074,703

Professional Services 0.4%
Equifax, Inc.	35,840	3,791,872

Real Estate Investment Trusts (REITs) 3.6%
Boston Properties, Inc.	78,500	9,122,485
Equity LifeStyle Properties, Inc.	64,790	4,270,957
Equity Residential	49,100	3,785,119
Kilroy Realty Corp.	64,250	3,589,647
Omega Healthcare Investors, Inc.	64,405	2,042,283
Prologis, Inc.	230,270	9,088,757

		31,899,248

Real Estate Management & Development 0.7%
Forest City Realty Trust, Inc., Class A*	183,375	3,612,487
Jones Lang LaSalle, Inc.	18,790	2,644,129

		6,256,616

Road & Rail 2.2%
CSX Corp.	439,530	10,117,981
Union Pacific Corp.	131,105	9,439,560

		19,557,541

Semiconductors & Semiconductor Equipment 3.9%
Applied Materials, Inc.	456,111	8,050,359
First Solar, Inc.*	76,680	5,264,849
Maxim Integrated Products, Inc.	313,520	10,471,568
Xilinx, Inc.	220,930	11,106,151

		34,892,927

Software 5.0%
Adobe Systems, Inc.*	122,600	10,927,338
Microsoft Corp.	502,485	27,681,899
Oracle Corp.	156,911	5,697,438

		44,306,675

Specialty Retail 4.0%
Home Depot, Inc. (The)	148,810	18,714,346
Lowe’s Cos., Inc.	241,050	17,273,643

		35,987,989

Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc.	382,020	37,185,827

Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B	170,540	10,575,185

Tobacco 3.1%
Altria Group, Inc.	281,640	17,211,020
Philip Morris International, Inc.	111,651	10,049,707

		27,260,727

Trading Companies & Distributors 1.0%
HD Supply Holdings, Inc.*	333,890	8,771,290

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	124,310	2,882,749

Total Investments (cost $847,024,291)(a) — 98.9%		881,891,120
Other assets in excess of liabilities — 1.1%		9,438,964

NET ASSETS — 100.0%		$891,330,084

*	Denotes a non-income producing security.
(a)	At January 31, 2016, the tax basis cost of the Fund’s investments was $847,817,908, tax unrealized appreciation and depreciation were $88,632,527 and $(54,559,315), respectively.

AG	Stock Corporation
Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Fund (Continued)

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
92	E-Mini S&P 500	03/18/16	$8,878,460	$(46,068)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(46,068)

Total		$(46,068)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 98.4%

	Shares	Market Value
Banks 4.0%
East West Bancorp, Inc.	513,136	$16,635,869
Signature Bank*	148,751	20,726,964

		37,362,833

Capital Markets 3.1%
Affiliated Managers Group, Inc.*	96,585	12,960,741
Raymond James Financial, Inc.	362,738	15,891,552

		28,852,293

Commercial Services & Supplies 2.8%
Copart, Inc.*	347,538	11,645,998
Stericycle, Inc.*	118,366	14,245,348

		25,891,346

Distributors 2.3%
LKQ Corp.*	780,982	21,398,907

Diversified Financial Services 2.4%
Intercontinental Exchange, Inc.	85,412	22,531,686

Electrical Equipment 1.6%
Acuity Brands, Inc.	75,388	15,260,793

Electronic Equipment, Instruments & Components 2.3%
Amphenol Corp., Class A	445,089	22,063,062

Food Products 3.4%
Hain Celestial Group, Inc. (The)*	423,239	15,397,435
J.M. Smucker Co. (The)	132,163	16,959,156

		32,356,591

Health Care Equipment & Supplies 11.9%
Align Technology, Inc.*	273,263	18,073,615
C.R. Bard, Inc.	109,842	20,130,743
Cooper Cos., Inc. (The)	106,241	13,933,507
IDEXX Laboratories, Inc.*	155,380	10,898,353
Sirona Dental Systems, Inc.*	190,558	20,254,410
STERIS PLC	210,596	14,581,667
Varian Medical Systems, Inc.*	187,166	14,436,114

		112,308,409

Health Care Technology 2.1%
Cerner Corp.*	341,252	19,796,028

Hotels, Restaurants & Leisure 1.5%
Panera Bread Co., Class A*	74,477	14,448,538

Household Products 2.4%
Church & Dwight Co., Inc.	272,520	22,891,680

Industrial Conglomerates 1.7%
Roper Technologies, Inc.	93,230	16,377,714

Information Technology Services 9.8%
Broadridge Financial Solutions, Inc.	274,623	14,708,808
Cognizant Technology Solutions Corp., Class A*	361,407	22,880,677
Fiserv, Inc.*	273,023	25,817,055
Gartner, Inc.*	233,517	20,523,809
MAXIMUS, Inc.	158,946	8,482,948

		92,413,297

Internet Software & Services 2.5%
CoStar Group, Inc.*	76,889	13,484,024
j2 Global, Inc.	139,417	10,109,126

		23,593,150

Leisure Products 1.1%
Polaris Industries, Inc.(a)	137,214	10,131,882

Life Sciences Tools & Services 1.8%
PAREXEL International Corp.*	270,025	17,270,799

Machinery 5.9%
IDEX Corp.	219,720	15,931,897
Middleby Corp. (The)*	231,469	20,915,539
Snap-on, Inc.	55,730	9,003,739
Wabtec Corp.	145,483	9,303,638

		55,154,813

Pharmaceuticals 2.0%
Perrigo Co. PLC	126,749	18,325,370

Professional Services 3.3%
IHS, Inc., Class A*	100,989	10,565,469
Verisk Analytics, Inc., Class A*	280,938	20,508,474

		31,073,943

Road & Rail 1.4%
J.B. Hunt Transport Services, Inc.	184,860	13,439,322

Software 13.2%
ANSYS, Inc.*	206,323	18,195,625
Intuit, Inc.	227,724	21,749,919
Manhattan Associates, Inc.*	414,409	23,890,679
Red Hat, Inc.*	277,488	19,438,035
Tyler Technologies, Inc.*	159,782	25,095,361
Ultimate Software Group, Inc. (The)*	93,016	16,336,400

		124,706,019

Specialty Retail 8.3%
O’Reilly Automotive, Inc.*	114,187	29,791,388
Tiffany & Co.	164,092	10,475,633
Tractor Supply Co.	334,012	29,496,600
Williams-Sonoma, Inc.	154,943	8,004,356

		77,767,977

Textiles, Apparel & Luxury Goods 5.3%
Carter’s, Inc.	222,263	21,608,409
Under Armour, Inc., Class A*(a)	325,428	27,801,314

		49,409,723

Trading Companies & Distributors 2.3%
Beacon Roofing Supply, Inc.*	217,118	8,793,279
Fastenal Co.(a)	314,044	12,737,625

		21,530,904

Total Common Stocks (cost $746,009,796)		926,357,079

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	1,958,067	1,958,067

Total Mutual Fund (cost $1,958,067)		1,958,067

Repurchase Agreement 2.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $20,964,920, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $21,383,612.(c)	$20,964,326	$20,964,326

Total Repurchase Agreement (cost $20,964,326)		20,964,326

Total Investments (cost $768,932,189)(d) — 100.8%		949,279,472
Liabilities in excess of other assets — (0.8%)		(7,152,517)

NET ASSETS — 100.0%		$942,126,955

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $23,080,861.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $22,922,393.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $769,718,941, tax unrealized appreciation and depreciation were $209,978,940 and $(30,418,409), respectively.

PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$926,357,079	$—	$—	$926,357,079
Mutual Fund	1,958,067	—	—	1,958,067
Repurchase Agreement	—	20,964,326	—	20,964,326

Total	$928,315,146	$20,964,326	$—	$949,279,472

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 94.3%

	Shares	Market Value
Airlines 2.2%
Allegiant Travel Co.	42,477	$6,816,284

Auto Components 1.8%
Dorman Products, Inc.*	87,424	3,785,459
Gentherm, Inc.*	45,019	1,801,210

		5,586,669

Banks 4.2%
Bank of the Ozarks, Inc.	201,713	8,943,954
Texas Capital Bancshares, Inc.*	112,837	4,028,281

		12,972,235

Building Products 0.9%
AAON, Inc.	130,918	2,818,665

Chemicals 3.9%
Balchem Corp.	105,867	5,943,373
Sensient Technologies Corp.	102,018	6,087,414

		12,030,787

Commercial Services & Supplies 2.3%
Healthcare Services Group, Inc.	207,087	7,324,667

Consumer Finance 1.0%
PRA Group, Inc.*(a)	101,728	3,026,408

Distributors 0.9%
LKQ Corp.*	103,035	2,823,159

Diversified Consumer Services 2.7%
Bright Horizons Family Solutions, Inc.*	122,059	8,564,880

Diversified Financial Services 5.4%
FactSet Research Systems, Inc.	31,005	4,672,453
MarketAxess Holdings, Inc.	106,012	12,321,775

		16,994,228

Electrical Equipment 2.5%
Acuity Brands, Inc.	39,355	7,966,633

Electronic Equipment, Instruments & Components 2.2%
Cognex Corp.	129,611	4,179,955
ePlus, Inc.*	28,536	2,702,644

		6,882,599

Energy Equipment & Services 0.9%
Dril-Quip, Inc.*	46,907	2,750,627

Food Products 1.8%
J&J Snack Foods Corp.	52,716	5,692,274

Health Care Equipment & Supplies 13.5%
ABIOMED, Inc.*	106,520	9,089,351
Cantel Medical Corp.	168,094	9,979,741
Globus Medical, Inc., Class A*	202,439	5,050,853
Masimo Corp.*	187,409	6,887,281
Natus Medical, Inc.*	95,919	3,384,022
Neogen Corp.*	148,344	7,740,590

		42,131,838

Health Care Technology 2.6%
Medidata Solutions, Inc.*	123,148	5,262,114
Omnicell, Inc.*	103,253	2,890,052

		8,152,166

Hotels, Restaurants & Leisure 4.1%
Chuy’s Holdings, Inc.*(a)	141,011	4,821,166
Panera Bread Co., Class A*	25,632	4,972,608
Red Robin Gourmet Burgers, Inc.*	46,398	2,864,613

		12,658,387

Information Technology Services 2.5%
ExlService Holdings, Inc.*	67,093	2,929,280
Virtusa Corp.*	107,973	4,828,553

		7,757,833

Internet Software & Services 1.0%
Envestnet, Inc.*	131,571	3,085,340

Life Sciences Tools & Services 4.3%
Bio-Techne Corp.	71,231	5,890,091
PAREXEL International Corp.*	119,300	7,630,428

		13,520,519

Machinery 8.2%
Barnes Group, Inc.	150,160	4,881,701
Donaldson Co., Inc.	152,338	4,292,885
Middleby Corp. (The)*	80,090	7,236,932
Proto Labs, Inc.*(a)	69,126	3,801,239
RBC Bearings, Inc.*	93,233	5,531,514

		25,744,271

Professional Services 2.8%
Advisory Board Co. (The)*	87,351	3,998,056
Exponent, Inc.	90,691	4,653,355

		8,651,411

Road & Rail 1.8%
Genesee & Wyoming, Inc., Class A*	57,000	2,826,060
Marten Transport Ltd.	169,401	2,842,549

		5,668,609

Software 11.8%
Blackbaud, Inc.	126,851	7,798,800
Bottomline Technologies de, Inc.*	148,126	4,268,991
Fair Isaac Corp.	56,419	5,391,964
Tyler Technologies, Inc.*	66,149	10,389,362
Ultimate Software Group, Inc. (The)*	50,900	8,939,567

		36,788,684

Specialty Retail 3.6%
Hibbett Sports, Inc.*	77,113	2,479,954
Monro Muffler Brake, Inc.	132,225	8,693,794

		11,173,748

Technology Hardware, Storage & Peripherals 0.9%
Electronics For Imaging, Inc.*	69,489	2,875,455

Textiles, Apparel & Luxury Goods 1.7%
G-III Apparel Group Ltd.*	108,626	5,361,779

Thrifts & Mortgage Finance 1.2%
BofI Holding, Inc.*(a)	225,965	3,877,559

Trading Companies & Distributors 1.6%
Beacon Roofing Supply, Inc.*	125,835	5,096,318

Total Common Stocks (cost $285,151,196)		294,794,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	590,539	$590,539

Total Mutual Fund (cost $590,539)		590,539

Repurchase Agreement 2.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $6,322,865, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $6,449,140.(c)	$6,322,686	6,322,686

Total Repurchase Agreement (cost $6,322,686)		6,322,686

Total Investments (cost $292,064,421) (d) — 96.5%		301,707,257
Other assets in excess of liabilities — 3.5%		10,830,601

NET ASSETS — 100.0%		$312,537,858

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $6,529,971.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $6,913,225.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $292,408,662, tax unrealized appreciation and depreciation were $28,176,858 and $(18,878,263), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Geneva Small Cap Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$294,794,032	$—	$—	$294,794,032
Mutual Fund	590,539	—	—	590,539
Repurchase Agreement	—	6,322,686	—	6,322,686

Total	$295,384,571	$6,322,686	$—	$301,707,257

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Global Equity Fund

Common Stocks 94.3%

	Shares	Market Value
AUSTRALIA 1.3%
Commercial Services & Supplies 1.3%
Brambles Ltd.	86,728	$692,816

CHINA 0.0%†
Chemicals 0.0%†
Tianhe Chemicals Group Ltd.*(a)(b)	2,702,000	16,252

DENMARK 1.1%
Marine 1.1%
AP Moeller - Maersk A/S, Class B	478	615,006

FRANCE 1.4%
Electrical Equipment 1.4%
Schneider Electric SE	14,249	760,266

GERMANY 2.1%
Software 2.1%
SAP SE	14,066	1,120,848

ISRAEL 4.3%
Semiconductors & Semiconductor Equipment 2.3%
Mellanox Technologies Ltd.*	27,900	1,268,055

Software 2.0%
Check Point Software Technologies Ltd.*(c)	13,400	1,056,054

		2,324,109

ITALY 1.2%
Banks 1.2%
Intesa Sanpaolo SpA	220,973	629,589

Diversified Financial Services 0.0%†
Banca Mediolanum SpA	4	27

		629,616

JAPAN 10.9%
Automobiles 1.7%
Toyota Motor Corp.	15,200	915,489

Banks 1.5%
Sumitomo Mitsui Financial Group, Inc.	23,700	795,102

Chemicals 0.6%
Shin-Etsu Chemical Co., Ltd.	5,900	301,350

Household Durables 1.0%
Panasonic Corp.	55,100	517,398

Machinery 2.4%
Hino Motors Ltd.	47,700	541,311
Makita Corp.	6,600	371,492
THK Co., Ltd.	27,500	439,414

		1,352,217

Personal Products 1.2%
Kao Corp.	11,800	633,251

Wireless Telecommunication Services 2.5%
KDDI Corp.	53,300	1,349,695

		5,864,502

NETHERLANDS 2.7%
Chemicals 1.3%
Koninklijke DSM NV	14,816	718,161

Semiconductors & Semiconductor Equipment 1.4%
NXP Semiconductors NV*	10,036	750,492

		1,468,653

NORWAY 4.0%
Diversified Telecommunication Services 1.3%
Telenor ASA	42,638	695,521

Metals & Mining 1.0%
Norsk Hydro ASA	167,350	556,342

Oil, Gas & Consumable Fuels 1.7%
Statoil ASA	65,376	894,570

		2,146,433

SPAIN 3.5%
Banks 2.4%
Banco Bilbao Vizcaya Argentaria SA	100,474	646,709
Banco Santander SA	144,595	619,651

		1,266,360

Media 1.1%
Mediaset Espana Comunicacion SA	62,944	612,123

		1,878,483

SWEDEN 1.0%
Banks 1.0%
Nordea Bank AB	52,819	531,872

SWITZERLAND 2.9%
Insurance 1.2%
Zurich Insurance Group AG*	2,876	637,510

Pharmaceuticals 1.7%
Novartis AG REG	12,130	939,753

		1,577,263

TAIWAN 2.2%
Semiconductors & Semiconductor Equipment 2.2%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	53,800	1,202,430

UNITED KINGDOM 11.7%
Household Durables 2.0%
Berkeley Group Holdings PLC	21,335	1,078,625

Household Products 1.3%
Reckitt Benckiser Group PLC	8,070	717,755

Insurance 1.4%
Aviva PLC	110,595	762,748

Machinery 1.4%
Weir Group PLC (The)	62,620	775,326

Multiline Retail 2.2%
Next PLC	11,772	1,166,800

Personal Products 2.5%
Unilever NV, CVA	30,189	1,337,256

Trading Companies & Distributors 0.9%
Ashtead Group PLC	35,604	459,302

		6,297,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED STATES 44.0%
Airlines 0.9%
Southwest Airlines Co.	12,877	$484,433

Auto Components 0.8%
BorgWarner, Inc.	14,079	413,359

Automobiles 1.0%
Ford Motor Co.	45,287	540,727

Banks 5.8%
Citigroup, Inc.	18,626	793,095
PNC Financial Services Group, Inc. (The)	13,299	1,152,359
U.S. Bancorp	28,086	1,125,126

		3,070,580

Biotechnology 2.4%
Alnylam Pharmaceuticals, Inc.*	6,129	422,533
Chimerix, Inc.*	29,205	224,879
Lexicon Pharmaceuticals, Inc.*(c)	44,635	454,830
Regulus Therapeutics, Inc.*(c)	36,678	211,999

		1,314,241

Capital Markets 1.6%
T. Rowe Price Group, Inc.	12,393	879,283

Chemicals 2.3%
LyondellBasell Industries NV, Class A	4,925	384,002
Praxair, Inc.	8,282	828,200

		1,212,202

Communications Equipment 1.4%
Arista Networks, Inc.*	12,704	762,621

Consumer Finance 0.9%
American Express Co.	8,577	458,870

Containers & Packaging 0.9%
WestRock Co.	14,248	502,669

Electronic Equipment, Instruments & Components 1.0%
Dolby Laboratories, Inc., Class A	15,327	551,925

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	8,897	1,344,515

Health Care Equipment & Supplies 0.5%
HeartWare International, Inc.*	6,195	248,667

Health Care Providers & Services 2.7%
Envision Healthcare Holdings, Inc.*	13,314	294,239
UnitedHealth Group, Inc.	10,105	1,163,692

		1,457,931

Household Durables 1.5%
Whirlpool Corp.	5,845	785,510

Household Products 2.5%
Procter & Gamble Co. (The)	16,609	1,356,789

Insurance 1.7%
MetLife, Inc.	19,908	888,892

Internet & Catalog Retail 0.9%
Amazon.com, Inc.*	825	484,275

Life Sciences Tools & Services 1.0%
Bio-Rad Laboratories, Inc., Class A*	4,379	558,804

Media 1.6%
Walt Disney Co. (The)	8,725	836,030

Multiline Retail 1.0%
Nordstrom, Inc.(c)	11,394	559,445

Oil, Gas & Consumable Fuels 3.4%
Hess Corp.	19,311	820,718
PDC Energy, Inc.*(c)	17,632	1,002,731

		1,823,449

Pharmaceuticals 1.9%
Medicines Co. (The)*	15,420	532,916
Zoetis, Inc.	11,489	494,601

		1,027,517

Real Estate Investment Trusts (REITs) 3.2%
Digital Realty Trust, Inc.	12,000	960,960
Simon Property Group, Inc.	4,200	782,376

		1,743,336

Semiconductors & Semiconductor Equipment 0.6%
Micron Technology, Inc.*	28,502	314,377

		23,620,447

Total Common Stocks (cost $56,480,724)		50,746,808

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(d)(e)	260,000	260,000

Total Mutual Fund (cost $260,000)		260,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

Repurchase Agreement 5.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $2,783,808, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $2,839,404.(e)	$2,783,730	$2,783,730

Total Repurchase Agreement (cost $2,783,730)		2,783,730

Total Investments (cost $59,524,454) (f) — 100.0%		53,790,538
Other assets in excess of liabilities — 0.0%†		10,914

NET ASSETS — 100.0%		$53,801,452

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $16,252 which represents 0.03% of net assets.
(c)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $3,061,246.
(d)	Represents 7-day effective yield as of January 31, 2016.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $3,043,730.
(f)	At January 31, 2016, the tax basis cost of the Fund’s investments was $59,572,880, tax unrealized appreciation and depreciation were $864,204 and $(6,646,546), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
CVA	Dutch Certificate
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

At January 31, 2016, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	JPMorgan Chase Bank	03/02/16	(450,000)	$(323,006)	$(318,063)	$4,943
Brazilian Real	Morgan Stanley Co., Inc.	03/02/16	(990,000)	(259,720)	(245,454)	14,266
British Pound	JPMorgan Chase Bank	03/02/16	(2,000,000)	(3,060,791)	(2,849,894)	210,897
Canadian Dollar	JPMorgan Chase Bank	03/02/16	(1,530,000)	(1,116,241)	(1,092,155)	24,086
Chinese Yuan	Goldman Sachs International	03/02/16	(11,050,000)	(1,704,721)	(1,676,422)	28,299
Danish Krone	JPMorgan Chase Bank	03/02/16	(1,930,000)	(277,634)	(280,367)	(2,733)
Euro	JPMorgan Chase Bank	03/02/16	(20,000)	(22,042)	(21,680)	362
Indonesian Rupiah	Goldman Sachs International	03/02/16	(4,595,300,000)	(327,767)	(331,817)	(4,050)
Israeli New Shekel	JPMorgan Chase Bank	03/02/16	(2,320,000)	(599,315)	(586,149)	13,166
Japanese Yen	JPMorgan Chase Bank	03/02/16	(111,500,000)	(910,458)	(921,451)	(10,993)
Korean Won	Goldman Sachs International	03/02/16	(973,000,000)	(839,807)	(810,987)	28,820
Mexican Peso	JPMorgan Chase Bank	03/02/16	(10,770,000)	(616,943)	(592,643)	24,300
Norwegian Krone	JPMorgan Chase Bank	03/02/16	(1,520,000)	(174,686)	(175,032)	(346)
Russian Ruble	Goldman Sachs International	03/02/16	(10,327,460)	(154,603)	(135,773)	18,830
Singapore Dollar	JPMorgan Chase Bank	03/02/16	(780,000)	(550,518)	(547,232)	3,286
South African Rand	JPMorgan Chase Bank	03/02/16	(16,160,000)	(1,137,535)	(1,011,890)	125,645
Swedish Krona	JPMorgan Chase Bank	03/02/16	(7,960,000)	(941,158)	(928,090)	13,068
Swiss Franc	JPMorgan Chase Bank	03/02/16	(1,875,000)	(1,858,738)	(1,832,400)	26,338
Taiwan Dollar	Goldman Sachs International	03/02/16	(15,600,000)	(479,484)	(467,969)	11,515

Total Short Contracts				$(15,355,167)	$(14,825,468)	$529,699

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australian Dollar	JPMorgan Chase Bank	03/02/16	450,000	$323,014	$318,063	$(4,951)
Brazilian Real	Credit Suisse International	03/02/16	990,000	249,874	245,454	(4,420)
British Pound	JPMorgan Chase Bank	03/02/16	2,000,000	3,043,087	2,849,896	(193,191)
Canadian Dollar	JPMorgan Chase Bank	03/02/16	1,530,000	1,151,099	1,092,155	(58,944)
Chinese Yuan	JPMorgan Chase Bank	03/02/16	11,050,000	1,681,759	1,676,421	(5,338)
Danish Krone	JPMorgan Chase Bank	03/02/16	1,930,000	285,350	280,367	(4,983)
Indonesian Rupiah	JPMorgan Chase Bank	03/02/16	4,595,299,999	319,118	331,817	12,699
Israeli New Shekel	JPMorgan Chase Bank	03/02/16	2,320,000	604,191	586,148	(18,043)
Japanese Yen	JPMorgan Chase Bank	03/02/16	111,880,066	926,837	924,593	(2,244)
Korean Won	JPMorgan Chase Bank	03/02/16	973,000,000	819,576	810,987	(8,589)
Mexican Peso	JPMorgan Chase Bank	03/02/16	10,770,000	644,927	592,643	(52,284)
Norwegian Krone	JPMorgan Chase Bank	03/02/16	1,520,000	176,411	175,032	(1,379)
Russian Ruble	JPMorgan Chase Bank	03/02/16	10,327,460	144,602	135,773	(8,829)
Singapore Dollar	JPMorgan Chase Bank	03/02/16	780,000	551,291	547,232	(4,059)
South African Rand	JPMorgan Chase Bank	03/02/16	16,160,000	993,947	1,011,892	17,945
Swedish Krona	JPMorgan Chase Bank	03/02/16	7,960,000	919,420	928,090	8,670
Swiss Franc	JPMorgan Chase Bank	03/02/16	1,214,153	1,238,780	1,186,567	(52,213)
Swiss Franc	JPMorgan Chase Bank	03/02/16	660,847	645,000	645,833	833
Taiwan Dollar	JPMorgan Chase Bank	03/02/16	15,600,000	474,597	467,968	(6,629)

Total Long Contracts				$15,192,880	$14,806,931	$(385,949)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

At January 31, 2016, the Fund’s open forward foreign cross currency contracts were as follows:

Counterparty	Delivery Date	Currency Received		Currency Delivered		Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank	03/02/16	78,385,671	Japanese Yen	(585,000)	Euro	$634,149	$647,790	$13,641
Morgan Stanley Co., Inc.	03/02/16	605,000	Euro	(78,765,737)	Japanese Yen	650,931	655,829	4,898

						$1,285,080	$1,303,619	$18,539

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$484,433	$—	$—	$484,433
Auto Components	413,359	—	—	413,359
Automobiles	540,727	915,489	—	1,456,216
Banks	3,070,580	3,222,923	—	6,293,503
Biotechnology	1,314,241	—	—	1,314,241
Capital Markets	879,283	—	—	879,283
Chemicals	1,212,202	1,019,511	16,252	2,247,965
Commercial Services & Supplies	—	692,816	—	692,816
Communications Equipment	762,621	—	—	762,621
Consumer Finance	458,870	—	—	458,870
Containers & Packaging	502,669	—	—	502,669
Diversified Financial Services	27	—	—	27
Diversified Telecommunication Services	—	695,521	—	695,521
Electrical Equipment	—	760,266	—	760,266
Electronic Equipment, Instruments & Components	551,925	—	—	551,925
Food & Staples Retailing	1,344,515	—	—	1,344,515
Health Care Equipment & Supplies	248,667	—	—	248,667
Health Care Providers & Services	1,457,931	—	—	1,457,931

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$785,510	$1,596,023	$—	$2,381,533
Household Products	1,356,789	717,755	—	2,074,544
Insurance	888,892	1,400,258	—	2,289,150
Internet & Catalog Retail	484,275	—	—	484,275
Life Sciences Tools & Services	558,804	—	—	558,804
Machinery	—	2,127,543	—	2,127,543
Marine	—	615,006	—	615,006
Media	836,030	612,123	—	1,448,153
Metals & Mining	—	556,342	—	556,342
Multiline Retail	559,445	1,166,800	—	1,726,245
Oil, Gas & Consumable Fuels	1,823,449	894,570	—	2,718,019
Personal Products	1,337,256	633,251	—	1,970,507
Pharmaceuticals	1,027,517	939,753	—	1,967,270
Real Estate Investment Trusts (REITs)	1,743,336	—	—	1,743,336
Semiconductors & Semiconductor Equipment	3,535,354	—	—	3,535,354
Software	1,056,054	1,120,848	—	2,176,902
Trading Companies & Distributors	—	459,302	—	459,302
Wireless Telecommunication Services	—	1,349,695	—	1,349,695

Total Common Stocks	$29,234,761	$21,495,795	$16,252	$50,746,808

Forward Foreign Currency Contracts	—	606,507	—	606,507
Mutual Fund	260,000	—	—	260,000
Repurchase Agreement	—	2,783,730	—	2,783,730

Total Assets	$29,494,761	$24,886,032	$16,252	$54,397,045

Liabilities:
Forward Foreign Currency Contracts	$—	$(444,218)	$—	$(444,218)

Total Liabilities	$—	$(444,218)	$—	$(444,218)

Total	$29,494,761	$24,441,814	$16,252	$53,952,827

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Total
Balance as of 10/31/15	$16,315	$16,315
Accrued Accretion/(Amortization)	—	—
Realized Gain/(Loss)	—	—
Change in Net Appreciation/(Depreciation)	(63)	(63)
Purchases*	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/16	$16,252	$16,252

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 01/31/16**	$(63)	$(63)

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.
**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Global Equity Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency, to manage foreign currency exchange risk, and to gain exposure to certain foreign currencies without purchasing securities denominated in that currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of January 31, 2016

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$606,507

Total		$606,507

Liabilities:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(444,218)

Total		$(444,218)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 1684, Class I, 6.50%, 03/15/24	$377,500	$430,048
Series 2296, Class H, 6.50%, 03/15/31	16,792	17,880
Federal National Mortgage Association REMICS Series 1988-25, Class B, 9.25%, 10/25/18	756	787
Series 1990-7, Class B, 8.50%, 01/25/20	4,972	5,428
Series 1993-16, Class Z, 7.50%, 02/25/23	25,444	28,371
Series 1993-226, Class PK, 6.00%, 12/25/23	180,905	204,743
Series 2003-66, Class AP, 3.50%, 11/25/32	550	549
Series 2013-59, Class MX, 2.50%, 09/25/42	3,583,033	3,682,971

Total Collateralized Mortgage Obligations (cost $4,252,412)		4,370,777

Commercial Mortgage Backed Security 0.9%

	Principal Amount	Market Value
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	493,035	511,233

Total Commercial Mortgage Backed Security (cost $495,226)		511,233

U.S. Government Mortgage Backed Agencies 30.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 1.25%, 10/02/19	5,000,000	5,004,350
Federal National Mortgage Association Pool
Pool# MA0598 3.50%, 12/01/20	1,953,969	2,065,525
Pool# 874740 6.32%, 07/01/22	1,586,903	1,866,369
Pool# 874982 6.81%, 11/01/25	1,580,783	1,909,722
Pool# 932840 3.50%, 12/01/25	2,834,124	3,000,616
Pool# 387114 5.62%, 09/01/34	1,035,920	1,147,809
Pool# 773298 2.49%, 04/01/35(a)	982,887	1,045,431
Pool# 745769 2.30%, 07/01/36(a)	1,489,252	1,577,697
Pool# 813605 2.43%, 07/01/36(a)	310,245	326,202

Total U.S. Government Mortgage Backed Agencies (cost $17,050,043)		17,943,721

U.S. Government Sponsored & Agency Obligations 36.0%

	Principal Amount	Market Value
Federal Home Loan Banks 5.37%, 09/09/24	$2,615,000	3,244,337
Federal National Mortgage Association 8.20%, 03/10/16	4,000,000	4,034,908
6.00%, 04/18/36	4,900,000	4,958,349
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,876,915
Overseas Private Investment Corp. 2.29%, 09/15/26	4,203,313	4,297,143

Total U.S. Government Sponsored & Agency Obligations (cost $21,609,869)		21,411,652

U.S. Treasury Bonds 14.8%

	Principal Amount	Market Value
U.S. Treasury Bonds 3.13%, 11/15/41	2,000,000	2,169,296
2.88%, 05/15/43	1,000,000	1,026,836
3.75%, 11/15/43	1,700,000	2,058,527
3.38%, 05/15/44	2,000,000	2,256,406
3.00%, 11/15/45	1,250,000	1,311,865

Total U.S. Treasury Bonds (cost $8,401,787)		8,822,930

U.S. Treasury Notes 8.6%

	Principal Amount	Market Value
U.S. Treasury Notes 1.75%, 12/31/20	2,500,000	2,549,317
2.13%, 12/31/22	2,500,000	2,575,880

Total U.S. Treasury Notes (cost $5,069,715)		5,125,197

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Government Bond Fund (Continued)

Market Value
Total Investments (cost $56,879,052) (b) — 97.7%	$58,185,510
Other assets in excess of liabilities — 2.3%	1,389,864

NET ASSETS — 100.0%	$59,575,374

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $56,879,052, tax unrealized appreciation and depreciation were $1,831,787 and $(525,329), respectively.

REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Government Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Growth Fund

Common Stocks 96.8%

	Shares	Market Value
Aerospace & Defense 3.0%
General Dynamics Corp.	8,275	$1,106,947
Huntington Ingalls Industries, Inc.	10,975	1,403,483
Northrop Grumman Corp.	13,725	2,539,948
Textron, Inc.	24,625	842,668

		5,893,046

Airlines 0.7%
JetBlue Airways Corp.*	64,525	1,375,028

Auto Components 0.4%
Goodyear Tire & Rubber Co. (The)	31,675	899,887

Beverages 1.6%
Dr. Pepper Snapple Group, Inc.	33,575	3,150,678

Biotechnology 7.4%
Amgen, Inc.	30,950	4,726,993
Baxalta, Inc.	58,050	2,322,581
Celgene Corp.*	36,100	3,621,552
Dyax Corp.*	43,975	48,812
Gilead Sciences, Inc.	41,850	3,473,550
Incyte Corp.*	8,500	599,760

		14,793,248

Capital Markets 1.1%
E*TRADE Financial Corp.*	34,650	816,354
Morgan Stanley	50,325	1,302,411

		2,118,765

Chemicals 1.4%
CF Industries Holdings, Inc.	32,775	983,250
LyondellBasell Industries NV, Class A	23,125	1,803,056

		2,786,306

Communications Equipment 0.6%
QUALCOMM, Inc.	27,000	1,224,180

Distributors 1.0%
Pool Corp.	23,000	1,943,500

Diversified Consumer Services 0.8%
ServiceMaster Global Holdings, Inc.*	37,100	1,565,991

Electrical Equipment 0.8%
Eaton Corp. PLC	30,125	1,521,614

Food & Staples Retailing 3.6%
CVS Health Corp.	37,400	3,612,466
Kroger Co. (The)	92,650	3,595,746

		7,208,212

Food Products 4.0%
General Mills, Inc.	36,950	2,088,044
Hershey Co. (The)	16,450	1,449,410
Hormel Foods Corp.	32,675	2,627,397
Ingredion, Inc.	17,925	1,805,406

		7,970,257

Health Care Providers & Services 7.0%
AmerisourceBergen Corp.	22,625	2,026,295
Cardinal Health, Inc.	23,875	1,942,709
Cigna Corp.	18,225	2,434,860
Express Scripts Holding Co.*	32,650	2,346,555
Molina Healthcare, Inc.*	22,050	1,210,766
UnitedHealth Group, Inc.	33,850	3,898,166

		13,859,351

Hotels, Restaurants & Leisure 0.9%
Darden Restaurants, Inc.	29,325	1,849,234

Household Durables 1.4%
Helen of Troy Ltd.*	16,900	1,510,353
Mohawk Industries, Inc.*	7,975	1,327,120

		2,837,473

Household Products 2.2%
Colgate-Palmolive Co.	44,225	2,986,514
Spectrum Brands Holdings, Inc.	13,775	1,309,176

		4,295,690

Information Technology Services 9.6%
Broadridge Financial Solutions, Inc.	36,350	1,946,906
Cognizant Technology Solutions Corp., Class A*	31,600	2,000,596
Convergys Corp.	64,050	1,565,382
CoreLogic, Inc.*	41,425	1,478,872
Euronet Worldwide, Inc.*	19,225	1,533,578
Fiserv, Inc.*	22,600	2,137,056
MasterCard, Inc., Class A	56,825	5,059,130
Vantiv, Inc., Class A*	33,050	1,555,003
Visa, Inc., Class A	24,500	1,825,005

		19,101,528

Internet & Catalog Retail 3.8%
Amazon.com, Inc.*	11,125	6,530,375
Netflix, Inc.*	11,334	1,040,915

		7,571,290

Internet Software & Services 10.8%
Alphabet, Inc., Class A*	15,150	11,534,453
eBay, Inc.*	74,500	1,747,770
Facebook, Inc., Class A*	61,325	6,881,278
j2 Global, Inc.	17,800	1,290,678

		21,454,179

Life Sciences Tools & Services 1.0%
ICON PLC*	31,000	2,048,170

Machinery 1.5%
Deere & Co.	18,825	1,449,713
Stanley Black & Decker, Inc.	15,350	1,448,119

		2,897,832

Media 4.7%
Comcast Corp., Class A	86,225	4,803,595
Walt Disney Co. (The)	46,375	4,443,652

		9,247,247

Multiline Retail 1.9%
J.C. Penney Co., Inc.*	80,425	583,885
Macy’s, Inc.	31,600	1,276,956
Target Corp.	27,175	1,968,014

		3,828,855

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Growth Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 1.0%
Tesoro Corp.	11,775	$1,027,369
World Fuel Services Corp.	23,900	930,905

		1,958,274

Pharmaceuticals 5.2%
AbbVie, Inc.	66,150	3,631,635
Allergan PLC*	10,650	3,029,179
Eli Lilly & Co.	45,650	3,610,915

		10,271,729

Real Estate Management & Development 0.9%
CBRE Group, Inc., Class A*	64,325	1,799,170

Semiconductors & Semiconductor Equipment 1.5%
Broadcom Corp., Class A	26,000	1,421,420
Maxim Integrated Products, Inc.	44,200	1,476,280

		2,897,700

Software 6.9%
Cadence Design Systems, Inc.*	61,075	1,194,627
Check Point Software Technologies Ltd.*	20,075	1,582,111
Citrix Systems, Inc.*	14,675	1,034,000
Electronic Arts, Inc.*	37,625	2,428,506
Microsoft Corp.	136,525	7,521,162

		13,760,406

Specialty Retail 4.1%
Home Depot, Inc. (The)	44,550	5,602,608
O’Reilly Automotive, Inc.*	10,025	2,615,523

		8,218,131

Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc.	109,925	10,700,099

Textiles, Apparel & Luxury Goods 0.6%
G-III Apparel Group Ltd.*	25,900	1,278,424

Total Investments (cost $176,252,239) (a) — 96.8%		192,325,494
Other assets in excess of liabilities — 3.2%		6,346,995

NET ASSETS — 100.0%		$198,672,489

*	Denotes a non-income producing security.
(a)	At January 31, 2016, the tax basis cost of the Fund’s investments was $176,259,952, tax unrealized appreciation and depreciation were $25,468,317 and $(9,402,775), respectively.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,893,046	$—	$—	$5,893,046
Airlines	1,375,028	—	—	1,375,028
Auto Components	899,887	—	—	899,887
Beverages	3,150,678	—	—	3,150,678
Biotechnology	14,744,436	48,812	—	14,793,248
Capital Markets	2,118,765	—	—	2,118,765
Chemicals	2,786,306	—	—	2,786,306
Communications Equipment	1,224,180	—	—	1,224,180
Distributors	1,943,500	—	—	1,943,500
Diversified Consumer Services	1,565,991	—	—	1,565,991
Electrical Equipment	1,521,614	—	—	1,521,614
Food & Staples Retailing	7,208,212	—	—	7,208,212
Food Products	7,970,257	—	—	7,970,257
Health Care Providers & Services	13,859,351	—	—	13,859,351
Hotels, Restaurants & Leisure	1,849,234	—	—	1,849,234
Household Durables	2,837,473	—	—	2,837,473

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Growth Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Household Products	$4,295,690	$—	$—	$4,295,690
Information Technology Services	19,101,528	—	—	19,101,528
Internet & Catalog Retail	7,571,290	—	—	7,571,290
Internet Software & Services	21,454,179	—	—	21,454,179
Life Sciences Tools & Services	2,048,170	—	—	2,048,170
Machinery	2,897,832	—	—	2,897,832
Media	9,247,247	—	—	9,247,247
Multiline Retail	3,828,855	—	—	3,828,855
Oil, Gas & Consumable Fuels	1,958,274	—	—	1,958,274
Pharmaceuticals	10,271,729	—	—	10,271,729
Real Estate Management & Development	1,799,170	—	—	1,799,170
Semiconductors & Semiconductor Equipment	2,897,700	—	—	2,897,700
Software	13,760,406	—	—	13,760,406
Specialty Retail	8,218,131	—	—	8,218,131
Technology Hardware, Storage & Peripherals	10,700,099	—	—	10,700,099
Textiles, Apparel & Luxury Goods	1,278,424	—	—	1,278,424

Total Common Stocks	$192,276,682	$48,812	$—	$192,325,494

Total	$192,276,682	$48,812	$—	$192,325,494

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Herndon Mid Cap Value Fund

Common Stocks 96.3%

	Shares	Market Value
Aerospace & Defense 2.4%
Rockwell Collins, Inc.	1,206	$97,541

Airlines 0.8%
Copa Holdings SA, Class A	703	33,111

Capital Markets 11.8%
Affiliated Managers Group, Inc.*	270	36,231
Ameriprise Financial, Inc.	402	36,441
Eaton Vance Corp.	3,030	86,840
Federated Investors, Inc., Class B	4,121	104,220
T. Rowe Price Group, Inc.	1,760	124,872
Waddell & Reed Financial, Inc., Class A	3,574	98,071

		486,675

Chemicals 8.2%
Celanese Corp., Series A	1,547	98,497
CF Industries Holdings, Inc.	2,697	80,910
Huntsman Corp.	4,967	42,865
NewMarket Corp.	307	116,436

		338,708

Communications Equipment 3.3%
Harris Corp.	1,545	134,369

Containers & Packaging 1.9%
Packaging Corp. of America	1,496	76,042

Diversified Financial Services 9.7%
CBOE Holdings, Inc.	2,679	178,475
McGraw Hill Financial, Inc.	1,460	124,129
Moody’s Corp.	1,091	97,252

		399,856

Energy Equipment & Services 1.2%
Ensco PLC, Class A	2,410	23,570
Noble Corp. PLC	3,426	26,688

		50,258

Health Care Providers & Services 3.6%
AmerisourceBergen Corp.	1,122	100,486
Laboratory Corp. of America Holdings*	421	47,300

		147,786

Independent Power and Renewable Electricity Producers 4.0%
AES Corp. (The)	17,342	164,749

Information Technology Services 3.3%
DST Systems, Inc.	1,291	136,084

Leisure Products 1.6%
Polaris Industries, Inc.	884	65,274

Machinery 6.3%
Graco, Inc.	1,840	133,731
Toro Co. (The)	1,701	126,759

		260,490

Multiline Retail 3.5%
Dollar Tree, Inc.*	1,774	144,262

Oil, Gas & Consumable Fuels 7.0%
CVR Energy, Inc.	2,323	81,352
PBF Energy, Inc., Class A	3,210	112,318
Tesoro Corp.	1,057	92,223

		285,893

Personal Products 3.7%
Herbalife Ltd.*	2,883	133,223
Nu Skin Enterprises, Inc., Class A	544	17,218

		150,441

Pharmaceuticals 0.9%
Jazz Pharmaceuticals PLC*	293	37,721

Real Estate Investment Trusts (REITs) 4.9%
Apartment Investment & Management Co., Class A	3,161	123,753
CBL & Associates Properties, Inc.	7,106	76,390

		200,143

Real Estate Management & Development 2.1%
CBRE Group, Inc., Class A*	3,132	87,602

Road & Rail 3.0%
Landstar System, Inc.	2,180	125,154

Software 2.4%
Symantec Corp.	4,948	98,168

Specialty Retail 6.9%
Bed Bath & Beyond, Inc.*	2,362	101,967
Ross Stores, Inc.	3,246	182,620

		284,587

Technology Hardware, Storage & Peripherals 3.8%
Lexmark International, Inc., Class A	2,968	83,727
Western Digital Corp.	1,526	73,218

		156,945

Total Investments (cost $4,518,323) (a) — 96.3%		3,961,859
Other assets in excess of liabilities — 3.7%		152,894

NET ASSETS — 100.0%		$4,114,753

*	Denotes a non-income producing security.
(a)	At January 31, 2016, the tax basis cost of the Fund’s investments was $4,527,967, tax unrealized appreciation and depreciation were $238,870 and $(804,978), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Herndon Mid Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund

Commercial Mortgage Backed Security 0.4%

	Principal Amount	Market Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM 6.15%, 02/15/51(a)	$100,000	$104,205

Total Commercial Mortgage Backed Security (cost $79,315)		104,205

Corporate Bonds 90.5%

	Principal Amount	Market Value
Aerospace & Defense 0.4%
TransDigm, Inc., 6.00%, 07/15/22	100,000	98,000

Airlines 0.3%
Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.13%, 04/29/18	75,000	78,375

Auto Components 3.6%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22	200,000	200,000
Goodyear Tire & Rubber Co. (The) 6.50%, 03/01/21	200,000	210,000
5.13%, 11/15/23	50,000	51,125
Meritor, Inc., 6.25%, 02/15/24	175,000	137,047
Tenneco, Inc., 5.38%, 12/15/24	75,000	75,937
ZF North America Capital, Inc., 4.75%, 04/29/25(b)	300,000	281,250

		955,359

Banks 5.5%
Bank of America Corp., Series X, 6.25%, 09/05/24(c)	225,000	225,000
Bank of Scotland PLC, 0.94%, 05/31/16(c)	150,000	89,700
Barclays Bank PLC, 0.75%, 03/17/16(c)	80,000	47,440
CIT Group, Inc., 5.50%, 02/15/19(b)	160,000	165,200
5.00%, 08/15/22	150,000	151,691
Credit Agricole SA, 7.88%, 01/23/24(b)(c)	200,000	194,720
HSBC Bank PLC, Series 1M, 1.13%, 06/30/16(c)	200,000	117,992
ING Groep NV, 6.50%, 04/16/25(c)	200,000	192,500
Lloyds Bank PLC, Series 1, 1.06%, 06/21/16(c)	150,000	90,000
Lloyds Banking Group PLC, 6.41%, 10/01/35(b)(c)	100,000	110,250
RBS Capital Trust II, 6.43%, 01/03/34(c)	75,000	81,000

		1,465,493

Building Products 1.4%
Builders FirstSource, Inc., 7.63%, 06/01/21(b)	100,000	104,250
Building Materials Corp. of America, 5.38%, 11/15/24(b)	150,000	147,750
GCP Applied Technologies, Inc., 9.50%, 02/01/23(b)	25,000	26,438
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23	90,000	86,850

		365,288

Capital Markets 0.8%
E*TRADE Financial Corp., 5.38%, 11/15/22	50,000	52,625
KCG Holdings, Inc., 6.88%, 03/15/20(b)	200,000	172,500

		225,125

Chemicals 2.2%
Basell Finance Co. BV, 8.10%, 03/15/27(b)	40,000	49,780
Blue Cube Spinco, Inc., 9.75%, 10/15/23(b)	50,000	53,750
NOVA Chemicals Corp., 5.25%, 08/01/23(b)	125,000	122,344
SPCM SA, 6.00%, 01/15/22(b)	200,000	201,500
WR Grace & Co.-Conn, 5.13%, 10/01/21(b)	175,000	175,875

		603,249

Commercial Services & Supplies 2.6%
ADT Corp. (The), 6.25%, 10/15/21	150,000	155,625
Clean Harbors, Inc., 5.25%, 08/01/20	75,000	76,406
ExamWorks Group, Inc., 5.63%, 04/15/23	125,000	125,609
Premier Graphics, Inc., 11.50%, 12/01/05(d)(e)(f)	4,250,000	0
RR Donnelley & Sons Co. 7.88%, 03/15/21	75,000	73,830
6.00%, 04/01/24	100,000	84,500
TMS International Corp., 7.63%, 10/15/21(b)	225,000	173,813

		689,783

Communications Equipment 0.2%
Avaya, Inc., 7.00%, 04/01/19(b)	100,000	66,500

Construction & Engineering 0.6%
AECOM Technology Corp., 5.88%, 10/15/24	150,000	149,437

Construction Materials 1.3%
Cemex SAB de CV, 5.37%, 10/15/18(a)(b)	200,000	193,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Construction Materials (continued)
Vulcan Materials Co. 7.50%, 06/15/21	$100,000	$115,200
4.50%, 04/01/25	50,000	49,625

		357,825

Consumer Finance 4.1%
Ally Financial, Inc. 4.13%, 03/30/20	100,000	98,500
4.13%, 02/13/22	50,000	48,750
Credit Acceptance Corp., 7.38%, 03/15/23(b)	150,000	145,125
International Lease Finance Corp. 7.13%, 09/01/18(b)	150,000	162,375
5.88%, 04/01/19	50,000	51,812
5.88%, 08/15/22	175,000	181,125
SLM Corp. 5.50%, 01/15/19	75,000	70,313
8.00%, 03/25/20	215,000	211,775
Springleaf Finance Corp., 6.90%, 12/15/17	140,000	143,136

		1,112,911

Containers & Packaging 2.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 01/31/21(b)	225,000	213,187
Ball Corp., 4.38%, 12/15/20	100,000	103,594
Berry Plastics Corp., 5.50%, 05/15/22	100,000	99,750
Graphic Packaging International, Inc. 4.75%, 04/15/21	125,000	126,250
4.88%, 11/15/22	25,000	25,000
Owens-Brockway Glass Container, Inc., 5.00%, 01/15/22(b)	75,000	72,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.25%, 02/15/21	100,000	93,250

		733,031

Distributors 0.9%
American Builders & Contractors Supply Co., Inc., 5.63%, 04/15/21(b)	125,000	127,500
HD Supply, Inc., 5.25%, 12/15/21(b)	125,000	128,594

		256,094

Diversified Financial Services 1.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.00%, 08/01/20	175,000	164,264
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 7.38%, 04/01/20(b)	200,000	167,000
SquareTwo Financial Corp., 11.63%, 04/01/17	355,000	152,650

		483,914

Diversified Telecommunication Services 6.6%
Altice Financing SA, 6.63%, 02/15/23(b)	200,000	196,500
Altice SA, 7.75%, 05/15/22(b)	200,000	186,500
CenturyLink, Inc., Series S, 6.45%, 06/15/21	205,000	199,748
Frontier Communications Corp. 8.88%, 09/15/20(b)	25,000	25,094
10.50%, 09/15/22(b)	100,000	97,250
6.88%, 01/15/25	25,000	19,875
11.00%, 09/15/25(b)	150,000	144,562
Level 3 Financing, Inc. 6.13%, 01/15/21	75,000	78,563
5.38%, 08/15/22	79,000	80,185
Neptune Finco Corp., 6.63%, 10/15/25(b)	200,000	207,500
Sprint Capital Corp. 6.90%, 05/01/19	175,000	140,000
8.75%, 03/15/32	75,000	52,875
Wind Acquisition Finance SA, 7.38%, 04/23/21(b)	200,000	190,124
Windstream Corp., 7.75%, 10/01/21	200,000	156,000

		1,774,776

Electric Utilities 0.3%
FirstEnergy Corp., Series C, 7.38%, 11/15/31	75,000	92,654

Electrical Equipment 1.0%
Anixter, Inc., 5.13%, 10/01/21	150,000	146,250
Belden, Inc., 5.25%, 07/15/24(b)	75,000	67,312
Energizer Holdings, Inc., 5.50%, 06/15/25(b)	50,000	46,500

		260,062

Energy Equipment & Services 0.3%
SESI LLC, 7.13%, 12/15/21	115,000	81,650

Food & Staples Retailing 0.1%
CST Brands, Inc., 5.00%, 05/01/23	25,000	24,938

Food Products 1.2%
Agrokor DD, 8.88%, 02/01/20(b)	100,000	105,250
Dean Foods Co., 6.50%, 03/15/23(b)	100,000	103,000
Diamond Foods, Inc., 7.00%, 03/15/19(b)	100,000	103,500

		311,750

Gas Utilities 1.5%
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 4.50%, 07/15/23(b)	50,000	39,154
4.88%, 12/01/24(b)	50,000	39,024
4.88%, 06/01/25(b)	50,000	39,052

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23	$25,000	$21,187
Sabine Pass Liquefaction LLC, 5.63%, 02/01/21	100,000	91,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.13%, 11/15/19	100,000	84,000
6.88%, 02/01/21	25,000	21,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20	73,000	67,890

		403,432

Health Care Providers & Services 5.4%
Amsurg Corp., 5.63%, 07/15/22	150,000	150,562
Centene Escrow Corp. 5.63%, 02/15/21(b)	25,000	25,437
6.13%, 02/15/24(b)	25,000	25,688
CHS/Community Health Systems, Inc., 7.13%, 07/15/20	175,000	167,125
DaVita HealthCare Partners, Inc., 5.13%, 07/15/24	125,000	125,703
Envision Healthcare Corp., 5.13%, 07/01/22(b)	100,000	98,250
HCA, Inc. 7.50%, 02/15/22	100,000	111,000
5.88%, 03/15/22	100,000	107,250
5.00%, 03/15/24	50,000	50,625
5.38%, 02/01/25	50,000	50,562
Hologic, Inc., 5.25%, 07/15/22(b)	100,000	103,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22(b)	50,000	47,750
MPH Acquisition Holdings LLC, 6.63%, 04/01/22(b)	150,000	150,188
Service Corp. International, 5.38%, 05/15/24	100,000	105,750
Tenet Healthcare Corp., 6.00%, 10/01/20	75,000	79,313
WellCare Health Plans, Inc., 5.75%, 11/15/20	50,000	50,875

		1,449,578

Hotels, Restaurants & Leisure 4.1%
ARAMARK Corp., 5.75%, 03/15/20	75,000	77,814
GLP Capital LP/GLP Financing II, Inc., 4.88%, 11/01/20	100,000	97,750
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 03/15/19(b)	125,000	123,125
MGM Resorts International, 6.00%, 03/15/23	100,000	99,687
NCL Corp., Ltd., 4.63%, 11/15/20(b)	75,000	72,938
Royal Caribbean Cruises Ltd. 5.25%, 11/15/22	200,000	205,000
7.50%, 10/15/27	75,000	83,625
Scientific Games International, Inc., 10.00%, 12/01/22	225,000	156,375
Speedway Motorsports, Inc., 5.13%, 02/01/23	100,000	99,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.38%, 03/15/22	100,000	95,750

		1,111,814

Household Durables 2.1%
DR Horton, Inc., 4.38%, 09/15/22	225,000	223,875
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20(b)	75,000	60,187
KB Home 7.25%, 06/15/18	75,000	78,656
7.00%, 12/15/21	50,000	47,000
M/I Homes, Inc., 6.75%, 01/15/21(b)	75,000	72,750
Standard Pacific Corp., 8.38%, 01/15/21	75,000	85,688

		568,156

Household Products 1.0%
Century Intermediate Holding Co. 2, 9.75%, 02/15/19(b)(g)	175,000	178,500
Spectrum Brands, Inc., 6.63%, 11/15/22	75,000	79,875

		258,375

Industrial Conglomerates 0.2%
Bombardier, Inc., 5.50%, 09/15/18(b)	50,000	44,375

Information Technology Services 0.7%
First Data Corp., 7.00%, 12/01/23(b)	175,000	176,313

Insurance 1.3%
AXA SA, 6.38%, 12/14/36(b)(c)	150,000	159,750
HUB International Ltd., 7.88%, 10/01/21(b)	100,000	87,750
Liberty Mutual Group, Inc., 10.75%, 06/15/58(a)(b)	65,000	96,362

		343,862

Internet & Catalog Retail 0.6%
Netflix, Inc. 5.50%, 02/15/22(b)	100,000	103,000
5.88%, 02/15/25(b)	50,000	51,563

		154,563

Internet Software & Services 0.5%
Equinix, Inc., 5.38%, 04/01/23	125,000	129,375

Leisure Products 0.3%
Brunswick Corp., 4.63%, 05/15/21(b)	75,000	74,813

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Machinery 0.9%
Case New Holland, Inc., 7.88%, 12/01/17	$175,000	$187,338
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(b)	50,000	51,500

		238,838

Marine 0.8%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc., 8.13%, 11/15/21(b)	125,000	99,375
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc., 7.38%, 01/15/22(b)	150,000	54,000
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 6.00%, 07/30/19	125,000	70,938

		224,313

Media 8.7%
Cablevision Systems Corp., 5.88%, 09/15/22	50,000	41,500
CCO Holdings LLC/CCO Holdings Capital Corp., 6.63%, 01/31/22	200,000	212,000
Cinemark USA, Inc., 4.88%, 06/01/23	100,000	98,250
Clear Channel Worldwide Holdings, Inc., Series B, 7.63%, 03/15/20	75,000	61,875
DISH DBS Corp. 7.88%, 09/01/19	200,000	217,000
5.88%, 11/15/24	50,000	44,562
Gannett Co., Inc., 5.13%, 07/15/20	125,000	129,375
iHeartCommunications, Inc., 9.00%, 12/15/19	100,000	68,625
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	300,000	258,000
Lamar Media Corp., 5.38%, 01/15/24	125,000	127,500
McClatchy Co. (The), 9.00%, 12/15/22	100,000	88,125
Numericable Group SA, 4.88%, 05/15/19(b)	200,000	198,500
Sirius XM Radio, Inc. 5.88%, 10/01/20(b)	175,000	182,438
5.75%, 08/01/21(b)	75,000	77,827
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(b)	200,000	199,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp., 10.25%, 07/15/19	200,000	188,500
WMG Acquisition Corp., 6.00%, 01/15/21(b)	135,000	137,363

		2,330,940

Metals & Mining 2.6%
Alcoa, Inc., 5.13%, 10/01/24	105,000	86,100
ArcelorMittal, 8.00%, 10/15/39	225,000	158,625
Hecla Mining Co., 6.88%, 05/01/21	200,000	120,500
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 10/01/18	100,000	56,000
Steel Dynamics, Inc. 5.13%, 10/01/21	50,000	46,625
5.25%, 04/15/23	125,000	113,437
Westmoreland Coal Co., 8.75%, 01/01/22(b)	200,000	116,000

		697,287

Multiline Retail 0.1%
Family Tree Escrow LLC, 5.75%, 03/01/23(b)	25,000	26,344

Multi-Utilities & Unregulated Power 2.1%
Calpine Corp., 6.00%, 01/15/22(b)	225,000	233,719
Dynegy, Inc., 6.75%, 11/01/19	100,000	96,500
NRG Energy, Inc., 6.25%, 07/15/22	175,000	144,375
NRG Yield Operating LLC, 5.38%, 08/15/24	100,000	84,000

		558,594

Oil, Gas & Consumable Fuels 3.1%
Antero Resources Finance Corp. 6.00%, 12/01/20	25,000	21,875
5.38%, 11/01/21	50,000	42,375
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22(b)	75,000	56,062
Calumet Specialty Products Partners LP/Calumet Finance Corp. 6.50%, 04/15/21	100,000	72,000
7.63%, 01/15/22	75,000	54,750
Denbury Resources, Inc., 5.50%, 05/01/22	175,000	61,250
Legacy Reserves LP/Legacy Reserves Finance Corp., 6.63%, 12/01/21	250,000	51,250
Memorial Production Partners LP/Memorial Production Finance Corp. 7.63%, 05/01/21	150,000	45,000
6.88%, 08/01/22	125,000	35,000
Newfield Exploration Co. 5.75%, 01/30/22	50,000	42,892
5.63%, 07/01/24	50,000	41,875
Rice Energy, Inc., 6.25%, 05/01/22	75,000	56,813
SM Energy Co., 5.63%, 06/01/25	125,000	66,875

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels (continued)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 08/15/22	$125,000	$78,750
Sunoco LP/Sunoco Finance Corp., 5.50%, 08/01/20(b)	100,000	93,750

		820,517

Paper & Forest Products 2.1%
Boise Cascade Co., 6.38%, 11/01/20	175,000	177,625
Cascades, Inc., 5.50%, 07/15/22(b)	125,000	119,688
Masco Corp., 4.45%, 04/01/25	50,000	50,000
Smurfit Kappa Acquisitions, 4.88%, 09/15/18(b)	200,000	204,750

		552,063

Personal Products 0.4%
Revlon Consumer Products Corp., 5.75%, 02/15/21	100,000	97,500

Pharmaceuticals 3.0%
Capsugel SA, 7.00%, 05/15/19(b)(g)	225,000	219,937
Endo Finance LLC & Endo Finco, Inc., 7.75%, 01/15/22(b)	100,000	104,375
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22	200,000	203,020
Valeant Pharmaceuticals International, Inc. 6.75%, 08/15/18(b)	50,000	49,781
7.00%, 10/01/20(b)	145,000	142,825
7.50%, 07/15/21(b)	100,000	99,188

		819,126

Real Estate Investment Trusts (REITs) 0.6%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	100,000	88,250
Iron Mountain, Inc., 6.00%, 10/01/20(b)	75,000	79,875

		168,125

Real Estate Management & Development 0.4%
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.25%, 12/01/21(b)	100,000	101,875

Road & Rail 1.7%
Ashtead Capital, Inc., 5.63%, 10/01/24(b)	200,000	192,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.50%, 04/01/23	100,000	95,000
United Rentals North America, Inc., 6.13%, 06/15/23	175,000	168,437

		455,937

Semiconductors & Semiconductor Equipment 1.6%
Advanced Micro Devices, Inc., 6.75%, 03/01/19	100,000	68,250
NXP BV/NXP Funding LLC, 5.75%, 02/15/21(b)	200,000	207,000
Qorvo, Inc., 6.75%, 12/01/23(b)	150,000	148,125

		423,375

Software 3.2%
BMC Software Finance, Inc., 8.13%, 07/15/21(b)	100,000	61,250
IMS Health, Inc., 6.00%, 11/01/20(b)	125,000	129,125
Infor US, Inc., 6.50%, 05/15/22(b)	200,000	174,500
MedAssets, Inc., 8.00%, 11/15/18	150,000	153,585
MSCI, Inc. 5.25%, 11/15/24(b)	50,000	51,562
5.75%, 08/15/25(b)	50,000	52,875
NCR Corp. 5.88%, 12/15/21	125,000	122,813
6.38%, 12/15/23	25,000	24,734
Rackspace Hosting, Inc., 6.50%, 01/15/24(b)	100,000	91,250

		861,694

Specialty Retail 0.8%
Michaels Stores, Inc., 5.88%, 12/15/20(b)	175,000	180,250
Party City Holdings, Inc., 6.13%, 08/15/23(b)	50,000	48,500

		228,750

Thrifts & Mortgage Finance 0.3%
Quicken Loans, Inc., 5.75%, 05/01/25(b)	100,000	93,875

Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc., 6.38%, 10/01/23(b)	25,000	25,781

Wireless Telecommunication Services 2.4%
Sprint Communications, Inc., 7.00%, 03/01/20(b)	50,000	48,000
Sprint Corp., 7.25%, 09/15/21	350,000	252,000
Sprint Nextel Corp., 9.00%, 11/15/18(b)	225,000	229,500
T-Mobile USA, Inc., 6.63%, 04/01/23	100,000	102,250

		631,750

Total Corporate Bonds (cost $26,762,572)		24,257,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

Common Stock 0.0%†

	Shares	Market Value
Hotels, Restaurants & Leisure 0.0%†
American Restaurant Group, Inc.*(d)(e)	972	$0

Total Common Stock (cost $—)		0

Warrant 0.0%†

	Number of Warrants
Aerospace & Defense 0.0%†
Sabreliner Corp., expiring 06/08/18*(d)(e)	8,400	0

Total Warrant (cost $—)		0

Total Investments (cost $26,841,887) (h) — 90.9%		24,361,759
Other assets in excess of liabilities — 9.1%		2,428,517

NET ASSETS — 100.0%		$26,790,276

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $10,980,027 which represents 40.99% of net assets.
(c)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date reflects the next call date.
(d)	Fair valued security.
(e)	Illiquid security.
(f)	Security in default.
(g)	PIK— Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(h)	At January 31, 2016, the tax basis cost of the Fund’s investments was $26,855,933, tax unrealized appreciation and depreciation were $281,086 and $(2,775,260), respectively.
†	Amount rounds to less than 0.1%.

BV	Private Limited Liability Company
GmbH	Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$104,205	$—	$104,205
Common Stock	—	—	—	—
Corporate Bonds
Aerospace & Defense	—	98,000	—	98,000
Airlines	—	78,375	—	78,375
Auto Components	—	955,359	—	955,359
Banks	—	1,465,493	—	1,465,493
Building Products	—	365,288	—	365,288
Capital Markets	—	225,125	—	225,125
Chemicals	—	603,249	—	603,249
Commercial Services & Supplies	—	689,783	—	689,783
Communications Equipment	—	66,500	—	66,500
Construction & Engineering	—	149,437	—	149,437
Construction Materials	—	357,825	—	357,825
Consumer Finance	—	1,112,911	—	1,112,911
Containers & Packaging	—	733,031	—	733,031
Distributors	—	256,094	—	256,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide High Yield Bond Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Diversified Financial Services	$—	$483,914	$—	$483,914
Diversified Telecommunication Services	—	1,774,776	—	1,774,776
Electric Utilities	—	92,654	—	92,654
Electrical Equipment	—	260,062	—	260,062
Energy Equipment & Services	—	81,650	—	81,650
Food & Staples Retailing	—	24,938	—	24,938
Food Products	—	311,750	—	311,750
Gas Utilities	—	403,432	—	403,432
Health Care Providers & Services	—	1,449,578	—	1,449,578
Hotels, Restaurants & Leisure	—	1,111,814	—	1,111,814
Household Durables	—	568,156	—	568,156
Household Products	—	258,375	—	258,375
Industrial Conglomerates	—	44,375	—	44,375
Information Technology Services	—	176,313	—	176,313
Insurance	—	343,862	—	343,862
Internet & Catalog Retail	—	154,563	—	154,563
Internet Software & Services	—	129,375	—	129,375
Leisure Products	—	74,813	—	74,813
Machinery	—	238,838	—	238,838
Marine	—	224,313	—	224,313
Media	—	2,330,940	—	2,330,940
Metals & Mining	—	697,287	—	697,287
Multiline Retail	—	26,344	—	26,344
Multi-Utilities & Unregulated Power	—	558,594	—	558,594
Oil, Gas & Consumable Fuels	—	820,517	—	820,517
Paper & Forest Products	—	552,063	—	552,063
Personal Products	—	97,500	—	97,500
Pharmaceuticals	—	819,126	—	819,126
Real Estate Investment Trusts (REITs)	—	168,125	—	168,125
Real Estate Management & Development	—	101,875	—	101,875
Road & Rail	—	455,937	—	455,937
Semiconductors & Semiconductor Equipment	—	423,375	—	423,375
Software	—	861,694	—	861,694
Specialty Retail	—	228,750	—	228,750
Thrifts & Mortgage Finance	—	93,875	—	93,875
Trading Companies & Distributors	—	25,781	—	25,781
Wireless Telecommunication Services	—	631,750	—	631,750

Total Corporate Bonds	$—	$24,257,554	$—	$24,257,554

Warrant	—	—	—	—

Total	$—	$24,361,759	$—	$24,361,759

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended January 31, 2016, the Fund held 1 common stock, 1 corporate bond, and 1 warrant investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 7.6%

	Principal Amount	Market Value
Automobiles 3.5%
Ally Auto Receivables Trust, Series 2015-2, Class A3, 1.49%, 11/15/19	$5,650,000	$5,665,013
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.73%, 01/15/21(a)(b)	618,611	618,294
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(b)	4,670,000	4,731,865
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20(b)	2,974,774	2,966,037
Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.41%, 02/15/20	4,175,000	4,183,479

		18,164,688

Credit Card 3.4%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	8,000,000	8,052,315
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	10,000,000	10,023,831

		18,076,146

Other 0.7%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,851,733	1,848,155
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(b)	1,350,000	1,347,457
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	442,882	448,372

		3,643,984

Total Asset-Backed Securities (cost $39,826,062)		39,884,818

Collateralized Mortgage Obligations 0.9%

	Principal Amount	Market Value
Banc of America Mortgage Trust, Series 2003-7, Class A2, 4.75%, 09/25/18	422,486	426,144
Federal Home Loan Mortgage Corp. REMICS, Series 1666, Class J, 6.25%, 01/15/24	575,126	631,617
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	296,578	296,665
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(a)	537,125	549,879
Series 2012-2, Class A2, 3.50%, 04/25/42(a)	419,541	421,910
Series 2013-1, Class 1A1, 1.45%, 02/25/43(a)	1,928,031	1,857,505
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.79%, 12/25/33(a)	351,153	352,199

Total Collateralized Mortgage Obligations (cost $4,539,926)		4,535,919

Commercial Mortgage Backed Securities 2.4%

	Principal Amount	Market Value
Commercial Mortgage Trust, Series 2013-CR8, Class A1, 1.02%, 06/10/46	2,572,935	2,557,177
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(b)	1,567,192	1,569,994
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	1,228,702	1,222,214
Series 2014-C19, Class A1, 1.27%, 04/15/47	1,501,484	1,491,606
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	4,212,018	4,193,039
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	1,820,414	1,813,909

Total Commercial Mortgage Backed Securities (cost $12,937,424)		12,847,939

Corporate Bonds 54.4%

	Principal Amount	Market Value
Aerospace & Defense 1.0%
L-3 Communications Corp., 3.95%, 11/15/16	5,008,000	5,077,090

Airlines 1.1%
Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.75%, 03/15/17	418,933	429,658
Series 2010-A, Class A, 4.75%, 01/12/21	2,204,916	2,326,186
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	1,985,037	2,114,064
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	951,987	992,446

		5,862,354

Auto Components 0.6%
Johnson Controls, Inc., 1.40%, 11/02/17	3,000,000	2,981,166

Automobiles 2.5%
Ford Motor Co., 7.45%, 07/16/31	5,100,000	6,201,059

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Automobiles (continued)
Ford Motor Credit Co. LLC, 5.75%, 02/01/21	$1,180,000	$1,289,680
3.22%, 01/09/22	800,000	779,851
General Motors Co., 3.50%, 10/02/18	5,000,000	5,020,950

		13,291,540

Banks 9.8%
Bank of America Corp., 4.00%, 04/01/24	7,500,000	7,647,487
BB&T Corp., 2.45%, 01/15/20	7,000,000	7,092,610
Capital One NA, 2.95%, 07/23/21	6,500,000	6,475,105
Citigroup, Inc., 3.88%, 10/25/23	5,000,000	5,129,790
3.75%, 06/16/24	2,400,000	2,425,932
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	4,961,185
First Republic Bank, 2.38%, 06/17/19	2,850,000	2,853,406
JPMorgan Chase & Co., 3.20%, 01/25/23	7,500,000	7,451,820
PNC Bank NA, 1.50%, 10/18/17	4,000,000	3,998,836
2.25%, 07/02/19	2,150,000	2,165,994
Royal Bank of Canada, 2.15%, 03/15/19	1,500,000	1,512,350

		51,714,515

Beverages 1.1%
Anheuser-Busch InBev Finance, Inc., 3.65%, 02/01/26	5,500,000	5,574,178

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	4,000,000	332,000

Chemicals 1.6%
Dow Chemical Co. (The), 8.55%, 05/15/19	3,750,000	4,387,740
4.38%, 11/15/42	3,500,000	2,980,740
Ecolab, Inc., 2.25%, 01/12/20	1,000,000	996,940

		8,365,420

Consumer Finance 1.3%
American Express Co., 7.00%, 03/19/18	6,150,000	6,819,095

Diversified Financial Services 0.2%
Osprey Aircraft Leasing US-Three LLC, 2.21%, 06/21/25	1,097,258	1,108,161

Diversified Telecommunication Services 3.1%
AT&T, Inc., 3.40%, 05/15/25	3,750,000	3,592,601
4.13%, 02/17/26	2,150,000	2,148,581
Verizon Communications, Inc., 6.55%, 09/15/43	5,250,000	6,129,144
Verizon Maryland LLC, 8.00%, 10/15/29	1,020,000	1,184,167
Verizon New England, Inc., 7.88%, 11/15/29	2,425,000	3,087,593

		16,142,086

Electric Utilities 1.5%
Berkshire Hathaway Energy Co., 3.75%, 11/15/23	4,750,000	4,901,088
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	2,500,000	3,111,118

		8,012,206

Food & Staples Retailing 3.2%
CVS Caremark Corp., 2.75%, 12/01/22	5,750,000	5,677,251
CVS Health Corp., 3.88%, 07/20/25	1,750,000	1,808,784
Kroger Co. (The), 3.40%, 04/15/22	1,500,000	1,546,068
Walgreen Co., 3.10%, 09/15/22	6,850,000	6,660,132
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44	1,265,000	1,120,070

		16,812,305

Food Products 1.3%
Kraft Heinz Foods Co., 3.95%, 07/15/25(b)	3,000,000	3,074,940
Wm Wrigley Jr Co., 2.00%, 10/20/17(b)	4,000,000	4,012,312

		7,087,252

Gas Utilities 4.0%
Enterprise Products Operating LLC, 3.90%, 02/15/24	5,350,000	4,971,033
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	650,000	569,350
Kinder Morgan, Inc., 7.80%, 08/01/31	5,500,000	5,272,064
Magellan Midstream Partners LP, 6.55%, 07/15/19	3,000,000	3,309,939
4.25%, 02/01/21	500,000	507,109
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/26	1,200,000	1,235,690
Williams Partners LP/ACMP Finance Corp., 6.13%, 07/15/22	1,400,000	1,141,530
4.88%, 05/15/23	5,650,000	4,293,181

		21,299,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services 4.3%
Becton, Dickinson and Co., 2.68%, 12/15/19	$6,250,000	$6,353,512
3.73%, 12/15/24	1,500,000	1,534,557
Laboratory Corp. of America Holdings, 3.60%, 02/01/25	5,500,000	5,395,918
McKesson Corp., 2.28%, 03/15/19	5,000,000	5,010,595
Quest Diagnostics, Inc., 3.50%, 03/30/25	4,250,000	4,175,047

		22,469,629

Information Technology Services 1.4%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18(b)	5,650,000	5,647,593
International Business Machines Corp., 6.50%, 01/15/28	1,500,000	1,904,997

		7,552,590

Insurance 0.6%
American International Group, Inc., 2.30%, 07/16/19	3,000,000	3,010,392

Media 2.4%
21st Century Fox America, Inc., 7.75%, 02/01/24	1,000,000	1,245,439
Comcast Corp., 5.70%, 07/01/19	2,500,000	2,821,632
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	3,000,000	3,068,493
TCI Communications, Inc., 7.13%, 02/15/28	125,000	166,331
Time Warner Cable, Inc., 8.25%, 04/01/19	2,000,000	2,303,186
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,500,000	3,054,678

		12,659,759

Metals & Mining 1.5%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	1,710,000	1,837,735
3.75%, 06/15/25	6,500,000	5,831,111

		7,668,846

Multiline Retail 0.9%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	5,000,000	4,924,275

Oil, Gas & Consumable Fuels 4.3%
Anadarko Petroleum Corp., 5.95%, 09/15/16	5,250,000	5,328,913
Cimarex Energy Co., 5.88%, 05/01/22	2,260,000	2,108,758
4.38%, 06/01/24	1,900,000	1,663,279
Concho Resources, Inc., 6.50%, 01/15/22	2,275,000	2,127,125
ConocoPhillips, 6.50%, 02/01/39	5,150,000	4,946,601
Enbridge Energy Partners LP, 4.38%, 10/15/20	4,250,000	4,022,910
Ensco PLC, 4.50%, 10/01/24(c)	4,000,000	2,400,000

		22,597,586

Paper & Forest Products 1.6%
Georgia-Pacific LLC, 8.00%, 01/15/24	6,500,000	8,257,217

Pharmaceuticals 0.5%
AbbVie, Inc., 3.60%, 05/14/25	2,500,000	2,501,530

Real Estate Investment Trusts (REITs) 1.8%
Boston Properties LP, 4.13%, 05/15/21	5,000,000	5,306,495
ERP Operating LP, 2.38%, 07/01/19	3,000,000	3,014,859
4.63%, 12/15/21	1,210,000	1,347,467

		9,668,821

Road & Rail 2.2%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	5,500,000	5,687,671
4.38%, 09/01/42	2,700,000	2,578,327
United Rentals North America, Inc., 4.63%, 07/15/23	3,200,000	3,104,000

		11,369,998

Technology Hardware, Storage & Peripherals 0.5%
Hewlett-Packard Co., 4.38%, 09/15/21	2,750,000	2,772,443

Total Corporate Bonds (cost $295,018,598)		285,932,350

Municipal Bonds 3.8%

	Principal Amount	Market Value
California 2.8%
California State, GO, 6.20%, 10/01/19	4,000,000	4,669,120
Los Angeles, Department of Water & Power, RB, Series D, 6.57%, 07/01/45	2,900,000	4,059,565
Metropolitan Water District of Southern California, RB, Series A, 6.95%, 07/01/40	5,000,000	5,909,750

		14,638,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
New Jersey 1.0%
New Jersey State Turnpike Authority, RB, Series A, 7.10%, 01/01/41	$3,900,000	$5,516,706

Total Municipal Bonds (cost $17,667,624)		20,155,141

Sovereign Bond 0.3%

	Principal Amount	Market Value

CANADA 0.3%
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,000,000	1,335,053

Total Sovereign Bond (cost $1,019,348)		1,335,053

U.S. Government Mortgage Backed Agencies 14.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01136 5.50%, 03/01/17	17,418	17,712
Pool# G11401 6.00%, 09/01/17	74,168	75,921
Pool# E01252 6.00%, 11/01/17	32,539	33,391
Pool# B14038 4.50%, 05/01/19	103,853	107,567
Pool# B15759 4.50%, 07/01/19	390,620	405,032
Pool# G11678 4.50%, 04/01/20	49,989	52,107
Pool# G11769 5.00%, 10/01/20	102,078	108,183
Pool# G13201 4.50%, 07/01/23	350,116	376,680
Pool# J15482 4.00%, 05/01/26	1,128,905	1,204,662
Pool# J20465 2.50%, 09/01/27	3,756,762	3,860,890
Pool# J23807 3.00%, 05/01/28	3,806,963	3,984,657
Pool# V60563 3.00%, 06/01/29	14,232,081	14,886,965
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 848191 2.51%, 12/01/34(a)	1,025,849	1,082,493
Pool# 848134 2.44%, 06/01/39(a)	280,758	299,086
Federal National Mortgage Association Pool
Pool# 357119 6.00%, 05/01/16	4,019	4,025
Pool# 254003 6.00%, 10/01/16	17,286	17,447
Pool# 566881 5.50%, 01/01/17	18,627	18,851
Pool# 623489 5.50%, 02/01/17	5,572	5,633
Pool# 555170 6.00%, 11/01/17	41,055	41,778
Pool# 254546 5.50%, 12/01/17	117,625	121,153
Pool# 555872 5.00%, 11/01/18	33,199	34,528
Pool# 735521 5.50%, 03/01/20	875,096	918,955
Pool# 292234 8.00%, 08/01/24	1,347	1,352
Pool# 931892 4.50%, 09/01/24	905,098	979,020
Pool# 293495 8.00%, 09/01/24	292	298
Pool# AD6156 4.00%, 05/01/25	273,616	286,148
Pool# 303300 8.50%, 05/01/25	7,932	9,107
Pool# AE3066 3.50%, 09/01/25	1,908,969	2,020,802
Pool# AE0552 5.00%, 09/01/25	987,676	1,065,619
Pool# AE5487 3.50%, 10/01/25	843,108	892,503
Pool# 342718 6.50%, 05/01/26	48,162	55,076
Pool# AJ4093 3.50%, 10/01/26	2,401,861	2,542,717
Pool# 250764 7.50%, 12/01/26	59,339	68,231
Pool# AB5710 2.50%, 07/01/27	4,318,070	4,441,768
Pool# AP9771 3.00%, 10/01/27	1,181,574	1,234,599
Pool# 251497 6.00%, 12/01/27	406	459
Pool# 402854 6.00%, 12/01/27	9,339	10,564
Pool# 415652 6.50%, 03/01/28	4,751	5,434
Pool# 421427 6.50%, 04/01/28	49,963	57,135
Pool# AT7857 2.50%, 06/01/28	6,686,391	6,869,318
Pool# 432037 6.00%, 07/01/28	64,945	73,462
Pool# 437979 6.00%, 08/01/28	20,890	23,630
Pool# 446099 6.00%, 10/01/28	10,634	12,028

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 440738 6.00%, 12/01/28	$82,588	$94,396
Pool# 450653 6.00%, 12/01/28	78,703	89,077
Pool# 453865 6.00%, 12/01/28	45,253	51,188
Pool# 252212 6.50%, 01/01/29	144,051	166,501
Pool# 484939 6.50%, 06/01/29	45,500	52,031
Pool# 504076 6.50%, 06/01/29	62,216	72,403
Pool# 252570 6.50%, 07/01/29	69,204	80,865
Pool# 506638 6.50%, 08/01/29	26,525	30,333
Pool# AL6825 3.00%, 05/01/30	11,248,287	11,742,017
Pool# 535300 6.50%, 05/01/30	74,623	85,335
Pool# 539932 7.00%, 05/01/30	7,929	8,018
Pool# 524343 8.00%, 06/01/30	4,490	4,718
Pool# 725027 5.00%, 11/01/33	1,140,130	1,265,522
Pool# 725205 5.00%, 03/01/34	381,745	423,698
Pool# 829431 2.30%, 01/01/36(a)	1,813,643	1,903,218
Pool# AS4786 3.00%, 04/01/45	8,878,838	9,082,317
Government National Mortgage Association I Pool
Pool# 348637 7.50%, 05/15/23	20,417	22,011
Pool# 354696 6.50%, 12/15/23	11,130	12,751
Pool# 369270 6.50%, 12/15/23	2,964	3,395
Pool# 368335 6.50%, 01/15/24	4,668	5,348
Pool# 359986 7.50%, 01/15/24	807	810
Pool# 362734 7.50%, 01/15/24	426	439
Pool# 368677 7.50%, 01/15/24	15,800	17,372
Pool# 371909 6.50%, 02/15/24	30,177	34,573
Pool# 392055 7.00%, 04/15/24	9,260	9,343
Pool# 442138 8.00%, 11/15/26	62,955	72,715
Pool# 439463 8.00%, 12/15/26	24,499	27,044
Pool# 399109 7.50%, 02/15/27	12,759	14,370
Pool# 435777 7.50%, 02/15/27	3,678	3,746
Pool# 445661 7.50%, 07/15/27	9,737	10,534
Pool# 443887 7.50%, 08/15/27	6,398	6,592
Pool# 450591 7.50%, 08/15/27	935	980
Pool# 453295 7.50%, 08/15/27	513	546
Pool# 455381 7.50%, 08/15/27	6,661	7,489
Pool# 446699 6.00%, 08/15/28	37,989	43,540
Pool# 460906 6.00%, 09/15/28	14,343	16,198
Pool# 482748 6.00%, 09/15/28	94,846	107,107
Pool# 476969 6.50%, 01/15/29	37,747	43,245
Pool# 781029 6.50%, 05/15/29	175,760	208,869
Pool# 503106 6.50%, 06/15/29	13,782	15,790

Total U.S. Government Mortgage Backed Agencies (cost $72,647,060)		74,143,430

U.S. Treasury Bond 2.2%

	Principal Amount	Market Value
U.S. Treasury Bond, 4.75%, 02/15/37	8,370,000	11,571,525

Total U.S. Treasury Bond (cost $11,017,229)		11,571,525

U.S. Treasury Notes 12.7%

	Principal Amount	Market Value
U.S. Treasury Notes 0.63%, 06/30/17	1,250,000	1,248,389
0.50%, 07/31/17	1,250,000	1,245,605
1.13%, 06/15/18	4,250,000	4,275,402
1.50%, 02/28/19	23,350,000	23,690,210
1.13%, 04/30/20	2,000,000	1,990,156
1.38%, 05/31/20	10,000,000	10,045,700
1.63%, 06/30/20	3,420,000	3,471,033
1.38%, 09/30/20	4,350,000	4,363,763
3.13%, 05/15/21	7,560,000	8,212,640
2.13%, 06/30/21	8,000,000	8,285,624

Total U.S. Treasury Notes (cost $65,745,453)		66,828,522

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

Mutual Fund 0.0% †

	Shares	Market Value
Money Market Fund 0.0% †
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (d)(e)	212,264	$212,264

Total Mutual Fund (cost $212,264)		212,264

Repurchase Agreement 0.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $2,272,700, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $2,318,089. (e)	$2,272,636	2,272,636

Total Repurchase Agreement (cost $2,272,636)		2,272,636

Total Investments (cost $522,903,624) (f) — 98.8%		519,719,597
Other assets in excess of liabilities — 1.2%		6,216,233

NET ASSETS — 100.0%		$525,935,830

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $23,968,492 which represents 4.56% of net assets.
(c)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $2,434,410.
(d)	Represents 7-day effective yield as of January 31, 2016.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $2,484,900.
(f)	At January 31, 2016, the tax basis cost of the Fund’s investments was $522,903,624, tax unrealized appreciation and depreciation were $10,624,461 and $(13,808,488), respectively.
†	Amount rounds to less than 0.1%.

GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$39,884,818	$—	$39,884,818
Collateralized Mortgage Obligations	—	4,535,919	—	4,535,919
Commercial Mortgage Backed Securities	—	12,847,939	—	12,847,939
Corporate Bonds	—	285,932,350	—	285,932,350
Municipal Bonds	—	20,155,141	—	20,155,141
Mutual Fund	212,264	—	—	212,264
Repurchase Agreement	—	2,272,636	—	2,272,636
Sovereign Bond	—	1,335,053	—	1,335,053
U.S. Government Mortgage Backed Agencies	—	74,143,430	—	74,143,430
U.S. Treasury Bond	—	11,571,525	—	11,571,525
U.S. Treasury Notes	—	66,828,522	—	66,828,522

Total	$212,264	$519,507,333	$—	$519,719,597

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 99.3%

	Principal Amount	Market Value
California 99.3%
Alhambra, Unified School District, Election 2004, GO, AGC Insured, Series B, 5.25%, 08/01/23	$1,150,000	$1,314,220
Alhambra, Unified School District, Refunding, GO Series A, 5.00%, 08/01/20	495,000	579,194
Series A, 5.00%, 08/01/21	475,000	569,644
Alum Rock Union Elementary School District, Election 2012, GO, Series C, 5.00%, 08/01/29	595,000	726,352
Anaheim, Union High School District, California 2015, Refunding, GO, 5.00%, 08/01/24	2,000,000	2,533,580
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	408,497
Banning, Utility Authority Water Enterprise and Improvement Projects, Refunding, RB, AGM Insured, 5.00%, 11/01/23	500,000	614,090
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB, Series F-1, 5.00%, 04/01/24	740,000	908,165
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	880,000	979,660
Burlingame, Elementary School District, Refunding, GO, AGM Insured, 5.25%, 07/15/16	795,000	813,372
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	455,000	561,288
California Educational Facilities Authority, Santa Clara University, Prerefunded, RB 5.25%, 04/01/23	235,000	257,955
5.25%, 04/01/24	650,000	713,492
California Educational Facilities Authority, Santa Clara University, Unrefunded, RB 5.25%, 04/01/23	15,000	16,415
5.25%, 04/01/24	45,000	49,214
California Health Facilities Financing Authority, Refunding, RB 5.00%, 11/15/23	500,000	630,580
5.00%, 11/15/28	4,000,000	4,997,880
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured Series H, 5.00%, 05/01/21	1,065,000	1,167,219
Series H, 5.00%, 05/01/22	1,290,000	1,415,955
California State, Department of Water Resources, Power Supply Revenue, Unrefunded, RB, AGM Insured, Series H, 5.00%, 05/01/21	420,000	459,850
California State, Economic Recovery, Prerefunded Balance, GO Series A, 5.00%, 07/01/20	555,000	632,722
Series A, 5.25%, 07/01/21	2,545,000	2,922,831
California State, GO 5.00%, 10/01/20	1,000,000	1,182,500
5.00%, 11/01/24	2,000,000	2,356,340
California State, Public Works Board, Lease Revenue, Department of Corrections & Rehabilitation, RB, 5.00%, 12/01/27	3,660,000	4,559,628
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB Series G, 5.00%, 12/01/17	1,525,000	1,647,107
Series G, 5.00%, 12/01/21	1,000,000	1,220,580
California State, Refunding, GO, 5.00%, 12/01/17	1,545,000	1,607,789
California State, University, Statewide, RB, Series A, 5.00%, 11/01/23	300,000	380,697
California State, University, Systemwide, RB, Series A, 5.25%, 11/01/22	255,000	291,819
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/01/25	1,000,000	1,156,280
Series A, 5.00%, 11/01/26	1,500,000	1,729,920
California State, Various Purposes, GO, 5.63%, 04/01/25	2,055,000	2,360,044
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	799,959
Cerritos, Community College District, Election 2004, Prerefunded Balance, GO Series C, 5.25%, 08/01/24	450,000	517,959
Series C, 5.25%, 08/01/25	750,000	863,265
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,238,400
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,211,496
Citrus, Community College District, Election 2004, Prerefunded Balance, GO, Series C, 5.25%, 06/01/25	545,000	623,480
Citrus, Community College District, Refunding, GO, Series A, 5.00%, 08/01/23	500,000	624,460
Desert Sands, Unified School District, Election 2001, GO 5.25%, 08/01/20	610,000	677,899
5.25%, 08/01/22	825,000	916,831
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,512,700
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	894,643

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	$500,000	$625,210
Fruitvale, School District, Refunding, GO, 5.00%, 08/01/25	400,000	511,040
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	1,000,000	1,208,370
Gilroy, Unified School District, Election 2008, Prerefunded Balance, GO, AGC Insured, Series A, 5.25%, 08/01/22	1,945,000	2,240,193
Hawthorne city Subordinate Tax Allocation, Successor Agency to the Community Redevelopment Agency, Refunding, Tax Allocation, AGC Insured, 5.00%, 09/01/29	500,000	606,135
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series B, 5.00%, 11/01/26	2,600,000	3,013,712
Series C, 5.00%, 11/01/27	200,000	253,396
Series C, 5.00%, 11/01/28	555,000	696,852
Series C, 5.00%, 11/01/32	450,000	551,655
Kern, High School District, Refunding, GO 4.00%, 08/01/18	455,000	490,495
4.00%, 08/01/19	740,000	817,633
5.00%, 08/01/22	885,000	1,083,585
Lincoln, Unified School District, Election 2012, GO, Series C, 5.00%, 08/01/24	250,000	311,712
Lompoc, Unified School District, GO, 5.00%, 06/01/23	345,000	427,086
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,168,484
Long Beach, Unified School District, Election 2008, GO, Series A, 5.25%, 08/01/25	1,640,000	1,891,510
Long Beach, Unified School District, Refunding, GO, Series B, 5.25%, 08/01/24	1,000,000	1,153,360
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,130,000	1,324,993
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 05/15/22	500,000	571,595
Series A, 5.00%, 05/15/23	1,000,000	1,173,190
Los Angeles, Community College District, Election 2003, Prerefunded Balance, GO, AGM Insured Series E, 5.00%, 08/01/17	1,000,000	1,023,940
Series E, 5.00%, 08/01/23	1,360,000	1,392,558
Los Angeles, Community College District, Election 2008, Prerefunded Balance, GO, Series A, 5.50%, 08/01/24	1,200,000	1,392,468
Los Angeles, GO, Series A, 5.00%, 09/01/24	975,000	1,183,504
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 08/01/20	2,090,000	2,406,405
Series A, 5.25%, 08/01/21	350,000	406,014
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,535,000	3,082,230
Los Angeles, Unified School District, Election 2002, GO, Series D, 5.25%, 07/01/24	1,000,000	1,150,360
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,910,000	2,181,105
Los Angeles, Unified School District, Election 2008, Prerefunded Balance, GO, FGIC Insured, Series F, 5.00%, 07/01/19	680,000	693,682
Los Angeles, Unified School District, Refunding, GO, Series C, 5.00%, 07/01/24	1,280,000	1,627,418
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,881,680
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB Series A, 5.00%, 07/01/18	1,425,000	1,571,903
Series A, 5.00%, 07/01/22	2,380,000	2,879,824
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,921,406
Merced, Community College District, Refunding, GO, 5.00%, 08/01/25	1,000,000	1,248,800
Milpitas Redevelopment Agency, Refunding, Tax Allocation, 5.00%, 09/01/27	1,055,000	1,306,343
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,698,435
Modesto, Irrigation District, Electric Revenue, Refunding, RB Series A, 5.00%, 07/01/20	535,000	627,849
Series A, 5.00%, 07/01/21	750,000	902,010
Series A, 5.00%, 07/01/22	1,575,000	1,871,447
Mount Diablo, Unified School District, Election 2002, Refunding, GO Series B, 5.00%, 07/01/20	1,145,000	1,339,387
Series B-2, 5.00%, 07/01/24	2,000,000	2,438,020
Mount Diablo, Unified School District, Refunding, GO 5.00%, 08/01/23	2,125,000	2,537,186
5.00%, 08/01/26	300,000	352,671

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Northern California Transmission Agency Revenue, California-Oregon Project, Refunding, RB, Series A, 5.00%, 05/01/22	$1,200,000	$1,348,740
Oak Grove, School District, Refunding, GO, 5.00%, 08/01/23	500,000	632,570
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	885,082
Orange County, Sanitation District, COP, AGM Insured, Series B, 5.00%, 02/01/17	530,000	554,587
Oxnard, School District, Election 2012, GO, AGM Insured, Series D, 5.25%, 08/01/26	250,000	313,700
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	500,000	552,090
Palm Springs Financing Authority Lease, Refunding, RB, 5.00%, 11/01/25	260,000	324,454
Paramount, Unified School District, Refunding, GO, BAM Insured, 5.00%, 08/01/22	500,000	610,340
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,640,445
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,249,950
Placentia-Yorba Linda, Unified School District, Refunding, GO, 5.00%, 08/01/24	500,000	631,585
Port of Oakland, Intermediate Lien, Refunding, RB, NATL-RE Insured, Series B, 5.00%, 11/01/18	1,970,000	2,123,837
Redding, Electric System Revenue, Refunding, COP, AGM Insured Series A, 5.25%, 06/01/19	475,000	525,165
Series A, 5.00%, 06/01/22	1,525,000	1,674,602
Series A, 5.00%, 06/01/24	1,160,000	1,271,372
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series X, 5.00%, 08/15/18	1,000,000	1,106,920
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, AGM Insured Series U, 5.00%, 08/15/23	1,690,000	1,872,283
Series U, 5.00%, 08/15/24	595,000	658,540
Sacramento, Unified School District, Refunding, GO, 5.00%, 07/01/19	1,140,000	1,290,560
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,197,436
San Bernardino, Community College District, Refunding, GO Series A, 4.00%, 08/01/18	405,000	436,805
Series A, 5.00%, 08/01/20	1,000,000	1,173,450
San Diego, Community College District, Refunding, GO 5.00%, 08/01/20	560,000	661,466
5.00%, 08/01/21	400,000	485,496
5.00%, 08/01/24	1,000,000	1,236,950
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB Series B, 5.50%, 05/15/23	3,750,000	4,317,600
Series A, 5.25%, 05/15/26	1,675,000	1,981,056
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,146,100
San Diego, Successor Agency to the Redevelopment Agency, Refunding, Tax Allocation Series A, 5.00%, 09/01/27	1,100,000	1,373,922
Series A, 5.00%, 09/01/29	500,000	613,635
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	2,150,000	2,456,332
San Francisco City & County, Earthquake Safety, Prerefunded Balance, GO, Series E, 5.00%, 06/15/26	1,000,000	1,175,250
San Francisco City & County, General Hospital Improvement, Prerefunded Balance, GO, Series A, 5.25%, 06/15/24	250,000	286,663
San Francisco City & County, Public Utilities Commission, Water Revenue, Refunding, RB Series A, 5.00%, 11/01/22	250,000	312,350
Series A, 5.00%, 11/01/26	1,075,000	1,358,134
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	922,708
San Francisco City & County, Unified School District, Prop A, Election 2006, GO, Series B, 5.25%, 06/15/23	950,000	1,088,206
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	617,280
San Leandro, Unified School District, Refunding, GO, AGM Insured Series B, 5.00%, 08/01/24	1,000,000	1,241,670
Series A, 5.00%, 08/01/25	500,000	632,315
San Mateo Union High School District, Election 2006, GO Series 2013-A, 5.00%, 09/01/20	400,000	472,632
Series 2013-A, 5.00%, 09/01/22	1,000,000	1,238,360

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
San Mateo, Flood Control District, Refunding, RB, 5.00%, 08/01/25	$610,000	$770,820
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,145,230
Santa Rosa, High School District, Refunding, GO, AGM Insured, 5.00%, 08/01/24	1,090,000	1,269,316
Santee California School District, Refunding, GO 5.00%, 08/01/23	300,000	372,270
5.00%, 08/01/24	400,000	502,020
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	3,065,000	3,509,915
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,352,340
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,178,280
Stockton California, Unified School District, Election 2012, GO, BAM Insured, Series B, 5.00%, 08/01/26	810,000	1,003,849
Stockton, Unified School District, Election 2005, GO, AGM Insured, 5.00%, 08/01/16	645,000	660,241
Torrance, Unified School District, Election 2008, Measure Z, Prerefunded Balance, GO, 5.50%, 08/01/25	1,000,000	1,160,390
Tracy Community Development Agency, Refunding, Tax Allocation, AGM Insured 5.00%, 08/01/28	1,000,000	1,224,450
5.00%, 08/01/29	1,000,000	1,216,080
Tracy, Unified School District, Refunding, GO, 5.00%, 08/01/26	1,490,000	1,859,371
Union City Community Redevelopment Agency, Refunding, Tax Allocation, Series A, 5.00%, 10/01/32	555,000	668,242
University of California, Limited Project Revenue, RB, Series I, 5.00%, 05/15/22	1,000,000	1,234,440
University of California, Limited Project Revenue, Refunding, RB Series G, 5.00%, 05/15/22	935,000	1,154,202
Series G, 5.00%, 05/15/24	2,475,000	3,030,761
University of California, Prerefunded Balance, RB, Series O, 5.50%, 05/15/22	2,000,000	2,302,720
University of California, RB, Series AO, 5.00%, 05/15/23	250,000	313,348
Upland, Unified School District, Election 2008, Refunding, GO, Series A, 5.00%, 08/01/26	800,000	1,002,240
Upland, Unified School District, Refunding, GO Series C, 5.00%, 08/01/19	275,000	312,697
5.00%, 08/01/25	500,000	590,095
Vista, Unified School District, Refunding, GO 5.00%, 08/01/21	500,000	600,040
5.00%, 08/01/22	500,000	612,195
5.00%, 08/01/24	300,000	369,396
West Valley-Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	1,615,000	1,967,458

Total Municipal Bonds (cost $177,730,175)		189,957,866

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Goldman Sachs Tax Exempt California - Institutional Shares, 0.01% (a)	2,593,993	2,593,993

Total Mutual Fund (cost $2,593,993)		2,593,993

Total Investments (cost $180,324,168) (b)(c) — 100.7%		192,551,859
Liabilities in excess of other assets — (0.7)%		(1,402,053)

NET ASSETS — 100.0%		$191,149,806

(a)	Represents 7-day effective yield as of January 31, 2016.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $180,324,168, tax unrealized appreciation and depreciation were $12,228,250 and $(559), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

(c)	Assured Guaranty Municipal Corporation has either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2016, the percentage attributed to Assured Guaranty Municipal Corporation was 10.91%.

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund (Continued)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$189,957,866	$—	$189,957,866
Mutual Fund	2,593,993	—	—	2,593,993

Total	$2,593,993	$189,957,866	$—	$192,551,859

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 98.3%

	Shares	Market Value
Aerospace & Defense 4.6%
B/E Aerospace, Inc.	6,735	$272,431
BWX Technologies, Inc.	45,625	1,366,012
General Dynamics Corp.	15,105	2,020,596

		3,659,039

Banks 4.8%
JPMorgan Chase & Co.	15,585	927,307
Regions Financial Corp.	27,160	220,539
Wells Fargo & Co.	52,650	2,644,610

		3,792,456

Beverages 1.7%
Coca-Cola Co. (The)	25,170	1,080,297
Molson Coors Brewing Co., Class B	2,980	269,630

		1,349,927

Biotechnology 3.7%
Amgen, Inc.	1,865	284,842
Biogen, Inc.*	2,540	693,572
Celgene Corp.*	3,754	376,601
Gilead Sciences, Inc.	15,643	1,298,369
Medivation, Inc.*	8,200	268,140

		2,921,524

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	3,240	434,776
Goldman Sachs Group, Inc. (The)	4,605	743,984
Lazard Ltd., Class A	7,870	283,241

		1,462,001

Chemicals 0.7%
PPG Industries, Inc.	5,485	521,733

Commercial Services & Supplies 1.5%
KAR Auction Services, Inc.	35,520	1,187,078

Communications Equipment 2.2%
Cisco Systems, Inc.	71,815	1,708,479

Consumer Finance 1.4%
Discover Financial Services	16,875	772,706
SLM Corp.*	51,110	327,104

		1,099,810

Containers & Packaging 2.2%
Graphic Packaging Holding Co.	125,810	1,429,202
WestRock Co.	9,140	322,459

		1,751,661

Diversified Financial Services 0.8%
Berkshire Hathaway, Inc., Class B*	2,850	369,845
Voya Financial, Inc.	7,880	240,970

		610,815

Diversified Telecommunication Services 2.9%
AT&T, Inc.	54,040	1,948,682
Verizon Communications, Inc.	6,765	338,047

		2,286,729

Electric Utilities 1.7%
American Electric Power Co., Inc.	9,695	591,104
NextEra Energy, Inc.	6,460	721,647

		1,312,751

Energy Equipment & Services 0.9%
Schlumberger Ltd.	9,765	705,717

Food & Staples Retailing 1.7%
CVS Health Corp.	14,307	1,381,913

Food Products 1.9%
Mondelez International, Inc., Class A	34,082	1,468,934

Health Care Equipment & Supplies 0.3%
Baxter International, Inc.	7,650	279,990

Health Care Providers & Services 4.1%
Aetna, Inc.	5,590	569,286
Brookdale Senior Living, Inc.*	39,905	649,653
McKesson Corp.	7,785	1,253,229
UnitedHealth Group, Inc.	3,060	352,390
Universal Health Services, Inc., Class B	3,955	445,491

		3,270,049

Hotels, Restaurants & Leisure 3.2%
Aramark	12,295	392,825
Carnival Corp.	14,945	719,303
Darden Restaurants, Inc.	15,880	1,001,393
McDonald’s Corp.	3,145	389,288

		2,502,809

Household Products 1.4%
Procter & Gamble Co. (The)	13,355	1,090,970

Industrial Conglomerates 1.4%
General Electric Co.	38,680	1,125,588

Information Technology Services 3.1%
Amdocs Ltd.	8,510	465,837
Broadridge Financial Solutions, Inc.	5,260	281,726
Cognizant Technology Solutions Corp., Class A*	8,700	550,797
CoreLogic, Inc.*	14,925	532,823
Xerox Corp.	61,055	595,286

		2,426,469

Insurance 1.4%
Allied World Assurance Co. Holdings AG	6,060	221,736
American National Insurance Co.	2,830	275,019
Lincoln National Corp.	14,855	586,178

		1,082,933

Internet & Catalog Retail 1.9%
Amazon.com, Inc.*	2,495	1,464,565

Internet Software & Services 2.5%
Alphabet, Inc., Class A*	1,760	1,339,976
Alphabet, Inc., Class C*	883	656,025

		1,996,001

Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	5,740	758,024

Machinery 1.1%
Allison Transmission Holdings, Inc.	19,795	470,923
Snap-on, Inc.	2,540	410,362

		881,285

Media 4.4%
Cinemark Holdings, Inc.	11,565	341,052
DISH Network Corp., Class A*	12,100	584,067
John Wiley & Sons, Inc., Class A	5,800	242,440
Liberty Broadband Corp.*	5,560	261,320
Liberty Media Corp., Series C*	47,265	1,682,161
Twenty-First Century Fox, Inc., Class A	12,195	328,899

		3,439,939

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	5,569	$217,692
Chevron Corp.	13,885	1,200,636
EOG Resources, Inc.	4,975	353,325
HollyFrontier Corp.	26,335	920,935
Marathon Petroleum Corp.	11,320	473,063
Occidental Petroleum Corp.	9,516	654,986
Valero Energy Corp.	5,935	402,808

		4,223,445

Pharmaceuticals 3.4%
Johnson & Johnson	15,433	1,611,823
Merck & Co., Inc.	9,715	492,259
Pfizer, Inc.	19,460	593,335

		2,697,417

Real Estate Investment Trusts (REITs) 2.1%
Boston Properties, Inc.	3,310	384,655
Equity Commonwealth*	33,755	907,672
Equity LifeStyle Properties, Inc.	5,700	375,744

		1,668,071

Real Estate Management & Development 1.5%
Forest City Realty Trust, Inc., Class A*	60,675	1,195,298

Road & Rail 2.2%
CSX Corp.	37,175	855,769
Union Pacific Corp.	12,270	883,440

		1,739,209

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	67,620	1,193,493
Xilinx, Inc.	30,500	1,533,235

		2,726,728

Software 4.8%
Adobe Systems, Inc.*	10,454	931,765
Microsoft Corp.	42,538	2,343,419
Oracle Corp.	13,278	482,124

		3,757,308

Specialty Retail 4.1%
Home Depot, Inc. (The)	13,772	1,731,967
Lowe’s Cos., Inc.	20,815	1,491,603

		3,223,570

Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	33,303	3,241,714

Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	17,138	1,062,727

Tobacco 3.5%
Altria Group, Inc.	28,050	1,714,136
Philip Morris International, Inc.	11,725	1,055,367

		2,769,503

Trading Companies & Distributors 1.7%
HD Supply Holdings, Inc.*	50,145	1,317,309

Wireless Telecommunication Services 0.3%
Telephone & Data Systems, Inc.	10,505	243,611

Total Investments (cost $72,419,321) (a) — 98.3%		77,405,099
Other assets in excess of liabilities — 1.7%		1,331,149

NET ASSETS — 100.0%		$78,736,248

*	Denotes a non-income producing security.
(a)	At January 31, 2016, the tax basis cost of the Fund’s investments was $72,567,898, tax unrealized appreciation and depreciation were $8,767,253 and $(3,930,052), respectively.

AG	Stock Corporation
Ltd.	Limited
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
12	Russell 1000 Mini Future	03/18/16	$1,278,240	$(15,718)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund (Continued)

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(15,718)

Total		$(15,718)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 13.3%

	Principal Amount	Market Value
Automobiles 8.0%
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 05/15/17	$85,591	$85,580
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.73%, 01/15/21(a)(b)	259,817	259,683
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 2.80%, 05/20/18(b)	5,200,000	5,268,887
CarMax Auto Owner Trust, Series 2014-3, Class A3, 1.16%, 06/17/19	5,050,000	5,050,928
Enterprise Fleet Financing LLC, Series 2014-2, Class A2, 1.05%, 03/20/20(b)	4,121,675	4,109,569
Ford Credit Auto Owner Trust, Series 2014-B, Class A3, 0.90%, 10/15/18	5,590,297	5,588,629
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2, 3.74%, 02/25/17(b)	833,333	835,104
Honda Auto Receivables Owner Trust Series 2013-4, Class A3, 0.69%, 09/18/17	1,406,420	1,404,982
Series 2014-1, Class A3, 0.67%, 11/21/17	1,698,996	1,696,794
Series 2014-3, Class A3, 0.88%, 06/15/18	4,500,000	4,496,042

		28,796,198

Credit Card 3.6%
American Express Credit Account Master Trust, Series 2014-4, Class A, 1.43%, 06/15/20	7,675,000	7,725,190
Chase Issuance Trust, Series 2014-A6, Class A6, 1.26%, 07/15/19	5,000,000	5,011,915

		12,737,105

Other 1.4%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	771,555	770,065
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27(b)	675,000	673,728
Centerpoint Energy Transition Bond Co. II LLC, Series 2005-A, Class A4, 5.17%, 08/01/19	1,007,286	1,030,782
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	637,750	636,830
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.19%, 02/01/20	307,678	312,523
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	317,336	321,300
Entergy Gulf States Reconstruction Funding 1 LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	510,010	529,838
Ohio Phase-In-Recovery Funding LLC, Series 2013-1, Class A1, 0.96%, 07/01/18	674,489	672,685
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	106,462	107,782

		5,055,533

Student Loan 0.3%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.43%, 10/15/24(a)(b)	230,007	230,146
SLM Student Loan Trust, Series 2011-2, Class A1, 1.03%, 11/25/27(a)	858,046	844,049

		1,074,195

Total Asset-Backed Securities (cost $47,739,220)		47,663,031

Collateralized Mortgage Obligations 2.0%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33(b)	276,591	265,621
Federal Home Loan Mortgage Corp. REMICS Series 3728, Class EA, 3.50%, 09/15/20	21,443	21,523
Series 3755, Class AL, 1.50%, 11/15/20	115,575	115,874
Series 3645, Class EH, 3.00%, 12/15/20	51,455	52,706
Series 3852, Class EA, 4.50%, 12/15/21	94,562	98,398
Series 4060, Class EA, 1.75%, 06/15/22	516,685	519,837
Series 3501, Class AC, 4.00%, 08/15/23	38,195	38,852
Series 3585, Class LA, 3.50%, 10/15/24	144,977	150,359
Series 3609, Class LE, 3.00%, 12/15/24	85,371	87,397
Series 3718, Class BC, 2.00%, 02/15/25	164,088	165,550
Series 3721, Class PE, 3.50%, 09/15/40	249,842	261,757
Federal National Mortgage Association REMICS Series 2003-3, Class BC, 5.00%, 02/25/18	53,983	55,470
Series 2011-69, Class AC, 2.00%, 05/25/18	69,003	69,379
Series 2010-95, Class BK, 1.50%, 02/25/20	145,291	146,488
Series 2012-99, Class TC, 1.50%, 09/25/22	688,935	689,529

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS (continued)
Series 2611, Class HD, 5.00%, 05/15/23	$248,267	$268,000
Series 2012-93, Class DP, 1.50%, 09/25/27	584,460	577,586
Series 2012-100, Class WA, 1.50%, 09/25/27	611,860	598,879
Series 2010-66, Class QA, 4.50%, 08/25/39	75,620	79,036
Government National Mortgage Association Series 2004-76, Class QA, 4.00%, 01/20/34	141,062	145,328
Series 2009-66, Class LG, 2.25%, 05/16/39	132,048	133,283
Series 2009-104, Class KE, 2.50%, 08/16/39	135,419	137,263
Series 2010-4, Class JC, 3.00%, 08/16/39	154,139	158,647
Series 2009-88, Class QE, 3.00%, 09/16/39	439,487	455,197
Series 2011-39, Class NE, 3.50%, 09/16/39	290,424	303,063
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	111,735	111,768
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42(a)	250,301	256,244
Series 2012-2, Class A2, 3.50%, 04/25/42(a)	189,898	190,970
Series 2013-1, Class 1A1, 1.45%, 02/25/43(a)	788,018	759,192
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	25,407	23,687
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.79%, 12/25/33(a)	121,571	121,933

Total Collateralized Mortgage Obligations (cost $7,140,003)		7,058,816

Commercial Mortgage Backed Securities 6.5%

	Principal Amount	Market Value
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2, 3.06%, 12/15/47	601,353	605,719
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	283,543	282,563
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A1, 0.67%, 10/15/45	43,328	43,214
Commercial Mortgage Trust Series 2012-CR2, Class A2, 2.03%, 08/15/45	663,560	666,323
Series 2013-CR8, Class A1, 1.02%, 06/10/46	3,677,619	3,655,096
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46(b)	1,537,102	1,539,851
Federal National Mortgage Association-ACES Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	85,520	86,027
Series 2012-M8, Class A1, 1.54%, 05/25/22	49,812	49,949
Series 2012-M9, Class AB1, 1.37%, 04/25/22	322,542	323,064
Government National Mortgage Association, Series 2011-20, Class A, 1.88%, 04/16/32	310,191	310,405
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A1, 1.22%, 12/15/46	3,635,080	3,614,840
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	3,317,496	3,299,977
Series 2013-C17, Class A1, 1.25%, 01/15/47	1,447,477	1,438,780
Series 2014-C19, Class A1, 1.27%, 04/15/47	860,607	854,945
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A1, 0.66%, 11/15/45	166,714	166,166
Series 2013-C11, Class A1, 1.31%, 08/15/46	3,434,871	3,419,394
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A1, 1.01%, 05/10/63	84,331	84,087
Series 2012-C3, Class A1, 0.73%, 08/10/49	529,581	526,003
Series 2013-C5, Class A1, 0.78%, 03/10/46	227,084	224,697

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	$466,416	$464,302
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class A1, 1.08%, 04/15/45	46,384	46,336
Series 2012-C9, Class A1, 0.67%, 11/15/45	413,203	410,875
Series 2014-C20, Class A1, 1.28%, 05/15/47	1,260,012	1,255,509

Total Commercial Mortgage Backed Securities (cost $23,549,531)		23,368,122

Corporate Bonds 55.8%

	Principal Amount	Market Value
Aerospace & Defense 1.4%
L-3 Communications Corp., 3.95%, 11/15/16	2,890,000	2,929,871
1.50%, 05/28/17	2,038,000	2,021,551

		4,951,422

Airlines 1.0%
Continental Airlines Pass Through Trust, Series 2010-A, Class A, 4.75%, 01/12/21	992,212	1,046,784
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	1,625,155	1,730,790
Series 2012-1, Class A, 4.75%, 05/07/20	782,237	819,394

		3,596,968

Auto Components 1.1%
Johnson Controls, Inc., 1.40%, 11/02/17	4,100,000	4,074,260

Automobiles 3.4%
Ford Motor Credit Co. LLC, 1.68%, 09/08/17	7,400,000	7,321,308
General Motors Co., 3.50%, 10/02/18	4,935,000	4,955,678

		12,276,986

Banks 16.8%
Bank of America Corp., Series L, 5.65%, 05/01/18	6,500,000	6,972,589
Bank of America NA, 1.65%, 03/26/18	2,000,000	1,992,450
Bank of Montreal, 2.38%, 01/25/19	1,000,000	1,012,966
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	2,500,000	2,495,910
Bank of Nova Scotia, 1.30%, 07/21/17	4,250,000	4,245,117
BB&T Corp., 2.15%, 03/22/17	4,000,000	4,039,368
Capital One NA, 1.50%, 09/05/17	6,000,000	5,968,836
Citigroup, Inc., 1.75%, 05/01/18	5,500,000	5,455,153
Fifth Third Bank, 1.45%, 02/28/18	5,000,000	4,961,185
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,000,000	4,259,680
KeyCorp, 2.30%, 12/13/18	3,500,000	3,513,821
PNC Bank NA, 1.50%, 10/18/17	7,000,000	6,997,963
Royal Bank of Canada, 1.25%, 06/16/17	2,000,000	1,998,830
US Bank NA, 1.35%, 01/26/18	2,500,000	2,497,110
Wells Fargo & Co., 1.50%, 01/16/18	3,750,000	3,745,380

		60,156,358

Beverages 1.1%
Anheuser-Busch InBev Finance, Inc., 1.90%, 02/01/19	4,000,000	4,007,368

Capital Markets 0.0% †
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13*	500,000	41,500

Chemicals 3.4%
Dow Chemical Co. (The), 8.55%, 05/15/19	3,000,000	3,510,192
Ecolab, Inc., 3.00%,12/08/16	3,825,000	3,878,879
1.55%, 01/12/18	4,725,000	4,716,443

		12,105,514

Communications Equipment 0.5%
Harris Corp., 2.00%, 04/27/18	1,700,000	1,689,827

Consumer Finance 1.7%
American Express Co., 7.00%, 03/19/18	4,500,000	4,989,582
Capital One Bank USA NA, 1.30%, 06/05/17	1,250,000	1,245,814

		6,235,396

Diversified Financial Services 0.4%
KE Export Leasing LLC, Series 2013-A, Class A, 0.64%, 02/28/25 (a)	1,566,306	1,563,330

Diversified Telecommunication Services 2.9%
AT&T, Inc., 1.40%, 12/01/17	5,000,000	4,980,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

Corporated Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 1.35%, 06/09/17	$2,500,000	$2,497,055
6.35%, 04/01/19	2,500,000	2,823,660

		10,301,295

Food & Staples Retailing 1.6%
CVS Health Corp., 1.90%, 07/20/18	4,100,000	4,116,728
Walgreens Boots Alliance, Inc., 1.75%, 11/17/17	1,800,000	1,795,468

		5,912,196

Food Products 2.7%
Kraft Heinz Foods Co., 2.00%, 07/02/18(b)	2,325,000	2,322,970
Wm Wrigley Jr Co., 1.40%, 10/21/16(b)	3,750,000	3,751,185
2.00%, 10/20/17(b)	3,500,000	3,510,773

		9,584,928

Gas Utilities 3.5%
El Paso Natural Gas Co. LLC, 5.95%, 04/15/17	3,700,000	3,738,646
Enterprise Products Operating LLC, 3.20%, 02/01/16	2,500,000	2,500,000
1.65%, 05/07/18	2,250,000	2,187,392
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	235,000	235,393
Williams Partners LP/ACMP Finance Corp., 6.13%, 07/15/22	4,575,000	3,730,359

		12,391,790

Health Care Providers & Services 3.3%
Becton, Dickinson and Co., 1.80%, 12/15/17	6,750,000	6,756,629
McKesson Corp., 1.29%, 03/10/17	5,000,000	5,000,575

		11,757,204

Household Durables 0.6%
Whirlpool Corp., 1.35%, 03/01/17	2,050,000	2,043,046

Information Technology Services 1.0%
Hewlett Packard Enterprise Co., 2.85%, 10/05/18(b)	3,750,000	3,748,403

Media 1.0%
Time Warner Cable, Inc., 8.25%, 04/01/19	3,000,000	3,454,779

Metals & Mining 1.5%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	5,000,000	5,373,495

Multiline Retail 1.5%
Macy’s Retail Holdings, Inc., 5.90%, 12/01/16	3,500,000	3,630,004
7.45%, 07/15/17	1,750,000	1,882,552

		5,512,556

Oil, Gas & Consumable Fuels 3.0%
Anadarko Petroleum Corp., 5.95%, 09/15/16	3,750,000	3,806,366
BP Capital Markets PLC, 2.24%, 09/26/18	2,250,000	2,247,950
Cimarex Energy Co., 5.88%, 05/01/22	3,350,000	3,125,815
Concho Resources, Inc., 6.50%, 01/15/22	1,500,000	1,402,500

		10,582,631

Pharmaceuticals 1.9%
AbbVie, Inc., 1.80%, 05/14/18	4,125,000	4,112,984
Actavis Funding SCS, 1.30%, 06/15/17	2,810,000	2,797,456

		6,910,440

Road & Rail 0.5%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.58%, 01/15/21	746,995	780,609
United Rentals North America, Inc., 4.63%, 07/15/23	1,000,000	970,000

		1,750,609

Total Corporate Bonds (cost $203,128,793)		200,022,301

U.S. Government Mortgage Backed Agencies 13.0%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E85741 6.00%, 10/01/16	5,199	5,254
Pool# E01136 5.50%, 03/01/17	5,501	5,594
Pool# E89121 6.00%, 04/01/17	26,394	26,836
Pool# E92833 5.50%, 12/01/17	762	782
Pool# E01311 5.50%, 02/01/18	13,260	13,701
Pool# E01488 5.00%, 10/01/18	47,188	48,831
Pool# E01497 5.50%, 11/01/18	2,018	2,113

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G11712 4.50%, 07/01/20	$206,381	$215,133
Pool# G18065 5.00%, 07/01/20	24,392	25,573
Pool# G11723 5.50%, 07/01/20	56,292	60,160
Pool# G14780 2.50%, 07/01/23	3,166,447	3,272,281
Pool# G14899 3.00%, 11/01/23	666,969	697,219
Pool# G13746 4.50%, 01/01/25	360,595	386,691
Pool# J11719 4.00%, 02/01/25	119,055	126,354
Pool# G13888 5.00%, 06/01/25	115,339	124,675
Pool# J12604 4.00%, 07/01/25	334,699	357,181
Pool# J12635 4.00%, 07/01/25	338,868	361,724
Pool# G13908 4.00%, 10/01/25	82,402	87,923
Pool# J13543 3.50%, 11/01/25	166,441	176,025
Pool# J13795 3.50%, 12/01/25	332,057	351,220
Pool# J14965 3.50%, 04/01/26	116,370	123,088
Pool# E03083 3.50%, 03/01/27	528,967	560,424
Pool# J19197 3.00%, 05/01/27	769,094	804,880
Pool# G18437 3.00%, 06/01/27	840,125	879,293
Pool# C00748 6.00%, 04/01/29	23,259	26,641
Pool# C01418 5.50%, 10/01/32	141,272	157,815
Pool# G01740 5.50%, 12/01/34	78,684	88,076
Pool# G04342 6.00%, 04/01/38	101,077	116,084
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 972136 2.57%, 01/01/34(a)	142,557	151,083
Pool# 848191 2.51%, 12/01/34(a)	724,470	764,473
Pool# 1B2139 2.53%, 03/01/35(a)	97,953	104,500
Pool# 1B2446 2.66%, 11/01/35(a)	713,595	758,009
Pool# 848621 2.59%, 09/01/36(a)	607,116	644,260
Pool# 848251 2.55%, 10/01/36(a)	807,162	843,510
Pool# 848134 2.44%, 06/01/39(a)	112,303	119,634
Federal National Mortgage Association Pool
Pool# 253752 6.00%, 04/01/16	1,269	1,270
Pool# 535846 6.00%, 04/01/16	2,105	2,108
Pool# 357119 6.00%, 05/01/16	5,037	5,046
Pool# 555569 6.00%, 05/01/16	291	292
Pool# 545015 6.00%, 06/01/16	219	219
Pool# 545019 6.50%, 06/01/16	448	450
Pool# 253880 6.50%, 07/01/16	716	720
Pool# 253883 6.00%, 08/01/16	756	761
Pool# 254003 6.00%, 10/01/16	3,457	3,489
Pool# 545299 6.50%, 11/01/16	1,064	1,075
Pool# 254088 5.50%, 12/01/16	1,838	1,860
Pool# 254140 5.50%, 01/01/17	14,896	15,103
Pool# 254142 6.50%, 01/01/17	1,941	1,969
Pool# 545449 6.50%, 02/01/17	544	552
Pool# 254261 6.50%, 04/01/17	4,029	4,122
Pool# 254373 6.50%, 07/01/17	3,922	4,023
Pool# 254442 5.50%, 09/01/17	38,797	39,836
Pool# 545899 5.50%, 09/01/17	3,127	3,192
Pool# 254473 5.50%, 10/01/17	6,268	6,446
Pool# 555013 5.50%, 11/01/17	9,415	9,648
Pool# 668358 5.50%, 12/01/17	5,992	6,166
Pool# 685185 5.50%, 02/01/18	908	939
Pool# 555384 5.50%, 04/01/18	2,147	2,217
Pool# 725135 6.00%, 05/01/18	12,487	12,730
Pool# 555918 5.50%, 10/01/18	2,048	2,107
Pool# 735930 5.50%, 12/01/18	59,147	60,555
Pool# MA0517 4.00%, 09/01/20	374,168	391,965
Pool# AB4251 2.50%, 01/01/22	181,610	187,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# MA0979 3.00%, 02/01/22	$358,606	$374,203
Pool# AQ6703 2.50%, 11/01/22	2,579,123	2,663,037
Pool# 981257 5.00%, 05/01/23	279,527	301,521
Pool# MA1519 3.00%, 07/01/23	2,933,903	3,063,205
Pool# MA1577 2.50%, 09/01/23	2,367,010	2,444,521
Pool# AL5434 2.50%, 03/01/24	3,498,094	3,612,263
Pool# MA1892 3.00%, 05/01/24	7,072,427	7,395,200
Pool# 931892 4.50%, 09/01/24	1,086,117	1,174,824
Pool# AL0802 4.50%, 04/01/25	280,367	302,001
Pool# AE3066 3.50%, 09/01/25	770,930	816,093
Pool# AE5487 3.50%, 10/01/25	137,005	145,032
Pool# 255894 5.00%, 10/01/25	120,722	133,218
Pool# AH0969 3.50%, 12/01/25	426,108	451,077
Pool# AB2130 3.50%, 01/01/26	123,951	131,215
Pool# AB2518 4.00%, 03/01/26	180,343	192,238
Pool# AH9377 3.50%, 04/01/26	264,724	280,333
Pool# AI2067 3.50%, 05/01/26	1,352,985	1,432,617
Pool# AB3298 3.50%, 07/01/26	256,533	271,615
Pool# AB4998 3.00%, 04/01/27	1,285,109	1,342,744
Pool# 53839 2.00%, 08/01/27(a)	9,226	9,690
Pool# AP4568 2.50%, 09/01/27	625,463	643,443
Pool# MA1174 3.00%, 09/01/27	195,769	204,529
Pool# 190307 8.00%, 06/01/30	1,692	2,028
Pool# 253516 8.00%, 11/01/30	1,236	1,527
Pool# MA1138 3.50%, 08/01/32	2,751,245	2,918,882
Pool# 737253 2.39%, 09/01/33(a)	56,163	59,583
Pool# 725726 2.32%, 06/01/34(a)	539,396	570,737
Pool# 725773 5.50%, 09/01/34	172,151	194,701
Pool# 815323 2.00%, 01/01/35(a)	244,018	254,026
Pool# 811773 5.50%, 01/01/35	148,714	168,158
Pool# AL1009 2.41%, 09/01/35(a)	753,378	794,308
Pool# 829431 2.30%, 01/01/36(a)	455,647	478,151
Government National Mortgage Association I Pool
Pool# 723371, 4.50%, 11/15/24	278,723	299,195
Government National Mortgage Association II Pool
Pool# G2 5080, 4.00%, 06/20/26	248,083	265,198

Total U.S. Government Mortgage Backed Agencies (cost $46,068,656)		46,644,513

U.S. Treasury Notes 5.1%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 07/31/17	3,000,000	2,989,452
1.13%, 06/15/18	15,000,000	15,089,655

Total U.S. Treasury Notes (cost $17,976,074)		18,079,107

Total Investments (cost $345,602,277) (c) — 95.7%		342,835,890

Other assets in excess of liabilities — 4.3%		15,475,762

NET ASSETS — 100.0%		$358,311,652

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $26,515,920 which represents 7.40% of net assets.
(c)	At January 31, 2016, the tax basis cost of the Fund’s investments was $345,602,277, tax unrealized appreciation and depreciation were $903,519 and $(3,669,906), respectively.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

LP	Limited Partnership
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Short Term Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 97.8%

	Shares	Market Value
Aerospace & Defense 2.0%
AAR Corp.	18,725	$393,412
Curtiss-Wright Corp.	33,205	2,291,145

		2,684,557

Air Freight & Logistics 0.7%
Atlas Air Worldwide Holdings, Inc.*	25,080	921,188

Banks 7.9%
Columbia Banking System, Inc.	37,880	1,122,384
FCB Financial Holdings, Inc., Class A*	15,340	515,731
International Bancshares Corp.	15,915	369,069
PrivateBancorp, Inc.	34,280	1,289,956
Sterling Bancorp	160,860	2,527,111
Talmer Bancorp, Inc., Class A	35,370	568,042
Umpqua Holdings Corp.	80,210	1,161,441
United Community Banks, Inc.	50,600	913,836
Webster Financial Corp.	28,030	929,755
Western Alliance Bancorp*	31,060	1,011,935

		10,409,260

Biotechnology 4.2%
Adamas Pharmaceuticals, Inc.*	17,100	293,094
Axovant Sciences Ltd.*(a)	35,685	568,462
BioCryst Pharmaceuticals, Inc.*	46,405	323,443
Concert Pharmaceuticals, Inc.*	28,000	427,560
FibroGen, Inc.*	37,905	768,713
Five Prime Therapeutics, Inc.*	16,335	587,243
Infinity Pharmaceuticals, Inc.*	43,925	272,774
Kite Pharma, Inc.*	7,400	351,426
OncoMed Pharmaceuticals, Inc.*(a)	23,230	214,877
Ophthotech Corp.*	11,235	608,825
Repligen Corp.*	10,945	242,432
Trevena, Inc.*	42,670	310,638
Vitae Pharmaceuticals, Inc.*	31,250	306,250
Xencor, Inc.*	23,655	255,947

		5,531,684

Building Products 1.9%
American Woodmark Corp.*	6,120	422,280
Apogee Enterprises, Inc.	14,325	569,849
Continental Building Products, Inc.*	46,015	687,464
Gibraltar Industries, Inc.*	36,785	781,313

		2,460,906

Capital Markets 2.6%
Cohen & Steers, Inc.	13,790	416,734
HFF, Inc., Class A	23,760	678,823
Investment Technology Group, Inc.	49,240	847,420
OM Asset Management PLC	32,065	362,655
Virtu Financial, Inc., Class A	45,945	1,042,952

		3,348,584

Chemicals 1.6%
Ferro Corp.*	28,470	264,486
Innophos Holdings, Inc.	32,450	866,740
Koppers Holdings, Inc.*	26,865	454,824
Kraton Performance Polymers, Inc.*	33,635	493,762

		2,079,812

Commercial Services & Supplies 1.0%
Ennis, Inc.	18,050	360,458
Essendant, Inc.	30,660	915,508

		1,275,966

Communications Equipment 1.5%
Comtech Telecommunications Corp.	18,270	356,630
Polycom, Inc.*	161,425	1,644,921

		2,001,551

Construction & Engineering 0.6%
Argan, Inc.	11,690	352,103
EMCOR Group, Inc.	8,710	398,047

		750,150

Consumer Finance 1.4%
Cash America International, Inc.	37,100	1,110,774
Nelnet, Inc., Class A	22,970	745,836

		1,856,610

Distributors 0.3%
Core-Mark Holding Co., Inc.	4,900	398,321

Diversified Consumer Services 0.6%
Strayer Education, Inc.*	15,855	846,499

Diversified Telecommunication Services 0.6%
Cincinnati Bell, Inc.*	120,030	388,897
Inteliquent, Inc.	24,300	417,474

		806,371

Electric Utilities 2.6%
El Paso Electric Co.	13,990	572,611
Portland General Electric Co.	74,605	2,899,896

		3,472,507

Electronic Equipment, Instruments & Components 2.8%
II-VI, Inc.*	20,580	428,064
Methode Electronics, Inc.	31,795	828,578
OSI Systems, Inc.*	15,645	857,659
Rofin-Sinar Technologies, Inc.*	19,890	506,996
Rogers Corp.*	13,960	662,681
Sanmina Corp.*	22,025	412,748

		3,696,726

Energy Equipment & Services 2.2%
Archrock, Inc.	63,450	380,700
Exterran Corp.*	31,742	524,378
Matrix Service Co.*	36,290	688,059
TETRA Technologies, Inc.*	140,980	872,666
Tidewater, Inc. (a)	68,375	363,071

		2,828,874

Food & Staples Retailing 2.4%
Casey’s General Stores, Inc.	14,135	1,706,660
PriceSmart, Inc.	5,560	425,673
SpartanNash Co.	26,355	540,805
SUPERVALU, Inc.*	115,215	524,228

		3,197,366

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Food Products 1.1%
Darling Ingredients, Inc.*	102,980	$925,790
John B. Sanfilippo & Son, Inc.	8,655	519,214

		1,445,004

Gas Utilities 0.5%
Chesapeake Utilities Corp.	11,135	701,171

Health Care Equipment & Supplies 5.6%
ABIOMED, Inc.*	6,990	596,457
DexCom, Inc.*	6,280	447,638
ICU Medical, Inc.*	5,560	535,150
LivaNova PLC*	39,330	2,201,694
NuVasive, Inc.*	28,145	1,298,047
West Pharmaceutical Services, Inc.	38,780	2,218,992

		7,297,978

Health Care Providers & Services 1.1%
Chemed Corp.	3,940	552,861
Healthways, Inc.*	45,130	530,729
LHC Group, Inc.*	10,760	408,019

		1,491,609

Health Care Technology 1.1%
HealthStream, Inc.*	19,200	420,480
Omnicell, Inc.*	12,675	354,773
Press Ganey Holdings, Inc.*	21,030	621,437

		1,396,690

Hotels, Restaurants & Leisure 5.8%
Bloomin’ Brands, Inc.	51,665	912,404
Bojangles’, Inc.*	37,950	551,034
Boyd Gaming Corp.*	69,970	1,246,166
International Speedway Corp., Class A	7,945	271,242
Jack in the Box, Inc.	11,275	875,391
La Quinta Holdings, Inc.*	36,385	412,606
Ruth’s Hospitality Group, Inc.	26,000	422,500
Vail Resorts, Inc.	22,800	2,850,000

		7,541,343

Household Durables 1.0%
Helen of Troy Ltd.*	12,245	1,094,336
Libbey, Inc.	15,445	247,120

		1,341,456

Information Technology Services 3.2%
CACI International, Inc., Class A*	26,950	2,238,736
Euronet Worldwide, Inc.*	10,450	833,597
Hackett Group, Inc. (The)	23,660	349,458
ManTech International Corp., Class A	25,665	739,922

		4,161,713

Insurance 3.2%
Argo Group International Holdings Ltd.	21,575	1,226,107
Employers Holdings, Inc.	14,870	370,412
First American Financial Corp.	46,435	1,595,971
Navigators Group, Inc. (The)*	5,495	481,417
Stewart Information Services Corp.	15,100	535,446

		4,209,353

Internet & Catalog Retail 0.9%
Blue Nile, Inc.*	12,830	446,356
Nutrisystem, Inc.	37,960	751,987

		1,198,343

Internet Software & Services 1.3%
EarthLink Holdings Corp.	145,550	861,656
Stamps.com, Inc.*	8,700	816,234

		1,677,890

Leisure Products 2.2%
Brunswick Corp.	8,430	335,935
Callaway Golf Co.	169,525	1,476,563
Sturm Ruger & Co., Inc.	17,100	1,006,335

		2,818,833

Life Sciences Tools & Services 1.6%
Cambrex Corp.*	45,560	1,578,199
INC Research Holdings, Inc., Class A*	12,995	547,479

		2,125,678

Machinery 4.5%
Albany International Corp., Class A	17,985	610,051
Barnes Group, Inc.	37,070	1,205,146
ESCO Technologies, Inc.	9,275	319,338
Federal Signal Corp.	30,270	447,693
John Bean Technologies Corp.	15,760	721,966
Kadant, Inc.	7,635	296,314
Lydall, Inc.*	13,790	389,568
Mueller Industries, Inc.	28,565	726,979
Mueller Water Products, Inc., Class A	42,405	348,145
Standex International Corp.	8,205	592,565
Tennant Co.	5,680	307,345

		5,965,110

Media 0.3%
Gray Television, Inc.*	29,495	387,859

Metals & Mining 1.8%
Ferroglobe PLC	57,575	489,387
Schnitzer Steel Industries, Inc., Class A	64,510	867,660
Worthington Industries, Inc.	34,305	1,049,390

		2,406,437

Oil, Gas & Consumable Fuels 1.0%
Nordic American Tankers Ltd.(a)	58,450	742,899
Teekay Tankers Ltd., Class A	57,845	264,352
Western Refining, Inc.	7,940	261,226

		1,268,477

Paper & Forest Products 1.4%
Neenah Paper, Inc.	10,060	608,026
Schweitzer-Mauduit International, Inc.	30,300	1,272,600

		1,880,626

Pharmaceuticals 2.3%
Aerie Pharmaceuticals, Inc.*	21,000	347,340
Dermira, Inc.*	14,755	413,140
Omeros Corp.*(a)	44,400	479,076
Phibro Animal Health Corp., Class A	15,855	531,935
Prestige Brands Holdings, Inc.*	8,000	373,440
Supernus Pharmaceuticals, Inc.*	74,875	849,083

		2,994,014

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Professional Services 1.5%
ICF International, Inc.*	10,530	$360,232
Korn/Ferry International	36,730	1,131,651
TrueBlue, Inc.*	21,405	488,890

		1,980,773

Real Estate Investment Trusts (REITs) 8.5%
Agree Realty Corp.	13,460	496,943
American Assets Trust, Inc.	11,740	438,959
Capstead Mortgage Corp.	84,600	790,164
DCT Industrial Trust, Inc.	9,180	328,552
DiamondRock Hospitality Co.	101,325	840,997
First Industrial Realty Trust, Inc.	113,545	2,337,892
GEO Group, Inc. (The)	56,030	1,657,367
Healthcare Realty Trust, Inc.	14,245	413,675
InfraREIT, Inc.	34,345	663,889
Lexington Realty Trust	38,340	281,032
Redwood Trust, Inc.	33,215	357,726
Ryman Hospitality Properties, Inc.	15,005	704,485
Sunstone Hotel Investors, Inc.	76,488	908,677
Xenia Hotels & Resorts, Inc.	59,305	867,632

		11,087,990

Real Estate Management & Development 0.3%
RE/MAX Holdings, Inc., Class A	11,190	389,636

Road & Rail 0.3%
YRC Worldwide, Inc.*	40,970	423,630

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.*	43,025	1,208,142
Cirrus Logic, Inc.*	20,195	701,170
Intersil Corp., Class A	57,978	753,714
Photronics, Inc.*	67,305	803,622
Tessera Technologies, Inc.	36,725	1,058,415

		4,525,063

Software 3.2%
ACI Worldwide, Inc.*	24,400	436,760
MicroStrategy, Inc., Class A*	1,945	335,532
Monotype Imaging Holdings, Inc.	19,235	479,721
Pegasystems, Inc.	24,430	574,105
Progress Software Corp.*	9,745	252,298
RealPage, Inc.*	23,960	462,189
Rovi Corp.*	21,400	416,444
TiVo, Inc.*	80,435	641,871
Tyler Technologies, Inc.*	3,900	612,534

		4,211,454

Specialty Retail 1.3%
Barnes & Noble, Inc.	45,300	397,281
Build-A-Bear Workshop, Inc.*	35,210	460,547
Caleres, Inc.	17,990	483,571
Citi Trends, Inc.	17,800	367,748

		1,709,147

Textiles, Apparel & Luxury Goods 1.3%
Oxford Industries, Inc.	18,245	1,274,596
Perry Ellis International, Inc.*	19,260	366,132

		1,640,728

Thrifts & Mortgage Finance 1.1%
Dime Community Bancshares, Inc.	32,500	558,675
Radian Group, Inc.	54,610	549,376
WSFS Financial Corp.(a)	13,463	391,235

		1,499,286

Total Common Stocks (cost $135,326,126)		128,344,223

Mutual Fund 0.2%
	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37% (b)(c)	216,585	216,585

Total Mutual Fund (cost $216,585)		216,585

Repurchase Agreement 1.8%
	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $2,318,961, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $2,365,273. (c)	$2,318,895	2,318,895

Total Repurchase Agreement (cost $2,318,895)		2,318,895

Total Investments (cost $137,861,606) (d) — 99.8%		130,879,703
Other assets in excess of liabilities — 0.2%		226,930

NET ASSETS — 100.0%		$131,106,633

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $2,529,012.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $2,535,480.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $137,999,328, tax unrealized appreciation and depreciation were $9,105,014 and $(16,224,639), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
24	Russell 2000 Mini Future	03/18/16	$2,475,360	$54,303

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the ‘‘Trust’’) investment adviser to the Fund, Nationwide Fund Advisors (‘‘NFA’’), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the ‘‘Board of Trustees’’) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (‘‘NFM’’), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (‘‘FVC’’) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$128,344,223	$—	$—	$128,344,223
Futures Contracts	54,303	—	—	54,303
Mutual Fund	216,585	—	—	216,585
Repurchase Agreement	—	2,318,895	—	2,318,895

Total	$128,615,111	$2,318,895	$—	$130,934,006

Amounts designated as ‘‘—’’, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (‘‘futures contracts’’) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark Small Cap Core Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$54,303

Total		$54,303

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 99.2%

	Principal Amount	Market Value
Alaska 4.6%
Alaska State, International Airports Revenue, Refunding, RB Series A, 5.00%, 10/01/28	$250,000	$305,283
Series A, 5.00%, 10/01/29	250,000	303,725
Alaska State, International Airports Revenue, Refunding, RB, NATL-RE Insured, Series D, 5.00%, 10/01/22	500,000	515,585
Alaska State, Municipality of Anchorage, GO, Series A, 5.00%, 09/01/27	1,440,000	1,796,227

		2,920,820

Arizona 2.1%
City of Phoenix, Civic Improvement Corp., Series B, 5.00%, 07/01/26	200,000	249,014
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,108,261

		1,357,275

California 14.1%
California Health Facilities Financing Authority, Refunding, RB, Series A, 5.00%, 11/15/28	200,000	246,862
California State, Department of Water Resources, Power Supply Revenue, Prerefunded, RB, AGM Insured, Series H, 5.00%, 05/01/22	715,000	784,813
California State, GO, 5.00%, 10/01/20	750,000	886,875
California State, San Leandro Unified School District, Refunding, GO, AGM Insured, Series B, 5.00%, 08/01/25	500,000	625,910
California State, Stockton Unified School District, GO, AGM Insured, 5.00%, 07/01/24	330,000	397,660
California State, Various Purposes, GO, 5.63%, 04/01/25	1,300,000	1,492,972
Franklin-Mckinley, School District, Refunding, GO, AGM Insured, 5.00%, 08/01/26	280,000	348,482
Franklin-Mckinley, School District, Refunding, GO, BAM Insured, 5.00%, 08/01/24	500,000	625,210
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	1,000,000	1,215,870
Perris, Unified High School District, Refunding, GO, BAM Insured, 5.00%, 09/01/24	1,000,000	1,249,950
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, NATL Insured, 5.25%, 05/01/19	1,000,000	1,142,480

		9,017,084

Colorado 0.8%
Denver Colorado City & County School District No. 1, Refunding, GO, NATL Insured, Series A, 5.25%, 12/01/21	390,000	478,308

Connecticut 1.8%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,143,460

Florida 8.6%
Florida State, Board of Education, Public Education, Refunding, GO Series A, 5.00%, 06/01/18	525,000	577,143
Series D, 5.00%, 06/01/22	2,000,000	2,404,800
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	1,050,000	1,237,813
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, NATL Insured, 5.50%, 10/01/21	1,045,000	1,294,546

		5,514,302

Georgia 1.3%
City of Atlanta, Water & Wastewater Revenue, Refunding, RB 5.00%, 11/01/22	250,000	306,815
5.00%, 11/01/27	400,000	498,556

		805,371

Hawaii 10.3%
Hawaii State, Refunding, GO Series EA, 5.00%, 12/01/19	1,330,000	1,531,295
Series EF, 5.00%, 11/01/23	1,140,000	1,399,772
Honolulu City and County, Prerefunded Balance, GO, Series A, 5.00%, 04/01/25	1,080,000	1,219,428
Honolulu City and County, Refunding, GO, Series B, 5.00%, 11/01/24	635,000	782,384
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	425,000	496,149
University of Hawaii Revenue, RB Series A, 5.50%, 10/01/22	500,000	580,350
Series A, 5.50%, 10/01/23	500,000	578,655

		6,588,033

Idaho 1.8%
Boise State University, Refunding, RB, Series A, 5.00%, 04/01/24	425,000	524,556
Idaho State, Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust, RB, Series A, 5.00%, 07/15/22	580,000	651,294

		1,175,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Illinois 1.6%
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lien, RB, AGM Insured, Series B, 5.00%, 01/01/19	$1,000,000	$1,041,160

Maryland 0.9%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	500,000	557,500

Massachusetts 5.4%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	355,590
Massachusetts State Development Finance Agency, Harvard University, Refunding, RB, Series B-1, 5.00%, 10/15/20	1,620,000	1,918,355
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Senior Series A, 5.25%, 07/01/18	600,000	665,148
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	474,254

		3,413,347

Minnesota 1.6%
State of Minnesota, GO, Series A, 5.00%, 10/01/20	840,000	993,619

Nevada 3.8%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	1,620,000	1,771,583
Nevada State, Capital Improvement and Cultural Affairs, Refunding, GO, Series B, 5.00%, 11/01/24	500,000	632,750

		2,404,333

New Jersey 4.2%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, Series A, 5.25%, 12/15/21	760,000	857,516
Series A, 5.50%, 12/15/22	1,020,000	1,174,377
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, AGM Insured, Series C, 5.50%, 12/15/17	625,000	671,606

		2,703,499

New York 4.8%
New York City, Fiscal 2008, Sub-Series C-1, GO, AGM Insured, 5.00%, 10/01/24	705,000	757,233
New York City, GO, 5.00%, 08/01/20	500,000	585,285
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,218,513
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	468,958

		3,029,989

Oregon 3.1%
Portland, International Airport Revenue, Refunding, RB, Series Twenty-Three, 5.00%, 07/01/22	310,000	378,002
Portland, Sewer System Revenue, Second Lien, Refunding, RB, AGM Insured, Series B, 5.00%, 06/15/23	860,000	942,663
State of Oregon, Article Xi-N Seismic Project, RB, 5.00%, 06/01/24	515,000	652,551

		1,973,216

Pennsylvania 0.9%
State of Pennsylvania, Refunding, 5.00%, 07/01/22	500,000	603,535

South Carolina 1.0%
State of South Carolina, Public Service Authority Revenue, Refunding, RB, Series A, 5.00%, 12/01/23	500,000	618,185

Texas 13.5%
Cities of Dallas and Fort Worth, International Airport Revenue, Refunding, RB, Series F, 5.00%, 11/01/22	560,000	683,441
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	1,800,000	2,067,408
Lower Colorado River Authority, RB 5.00%, 05/15/21	1,100,000	1,236,653
5.00%, 05/15/22	800,000	898,552
5.00%, 05/15/23	90,000	100,963
North East Independent School District, Texas School Building, GO, PSF-GTD, Series A, 5.00%, 08/01/17	650,000	693,985
San Antonio, Independent School District Unlimited Tax School Building, Refunding, GO, PSF-GTD, 5.00%, 02/15/24	1,000,000	1,257,840
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	609,035
San Antonio, Water Revenue, Refunding, RB, NATL Insured, 5.00%, 05/15/17	500,000	529,065

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Texas (continued)
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	$500,000	$547,020

		8,623,962

Virginia 2.3%
Fairfax County, Public Improvements, Prerefunded Balance, GO, Series A, 5.00%, 04/01/19	500,000	546,095
Newport News, General Improvement, Prerefunded Balance, GO, Series A, 5.00%, 07/01/24	785,000	921,614

		1,467,709

Washington 10.7%
King & Pierce County, School District No. 408, Refunding, GO, 5.00%, 12/01/21	1,000,000	1,159,250
King County, Issaquah School District No. 409, GO, 5.00%, 12/01/26	1,000,000	1,263,390
King County, Issaquah School District No. 411, Refunding, GO, 5.00%, 12/01/23	500,000	626,500
King County, Issaquah School District No. 415, Refunding, GO, 5.00%, 12/01/24	500,000	633,455
Port Seattle, Intermediate Lien, RB, Series A, 5.00%, 04/01/25	250,000	308,880
Snohomish County, Edmonds School District No. 15, Refunding, GO, 5.00%, 12/01/22	400,000	493,564
Washington State, Various Purpose, Prerefunded Balance, GO, Series A, 5.00%, 07/01/19	500,000	531,330
Whatcom County, Bellingham School District No. 501, Refunding, GO, 5.00%, 12/01/25	375,000	478,732
Yakima County, East Valley School District No. 90, GO, 5.00%, 12/01/28	1,100,000	1,358,500

		6,853,601

Total Municipal Bonds (cost $60,553,814)		63,284,158

Mutual Fund 1.2%

	Shares	Market Value
Money Market Fund 1.2%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.01% (a)	757,854	757,854

Total Mutual Fund (cost $757,854)		757,854

Total Investments (cost $61,311,668) (b)(c) — 100.4%		64,042,012
Liabilities in excess of other assets — (0.4)%		(236,322)

NET ASSETS — 100.0%		$63,805,690

(a)	Represents 7-day effective yield as of January 31, 2016.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $61,311,668, tax unrealized appreciation and depreciation were $2,760,007 and $(29,663), respectively.
(c)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2016, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 8.70% and 6.18%, respectively.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
GO	General Obligation
NATL	National Public Finance Guarantee Corporation
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund (Continued)

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$63,284,158	$—	$63,284,158
Mutual Fund	757,854	—	—	757,854

Total	$757,854	$63,284,158	$—	$64,042,012

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 43.3%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds
2.38%, 01/15/25(a)	$21,300,000	$31,060,255
1.75%, 01/15/28(a)	4,800,000	6,059,899
3.63%, 04/15/28(a)	5,350,000	10,446,324
2.50%, 01/15/29(a)	4,750,000	6,336,845
3.88%, 04/15/29(a)	3,300,000	6,587,123
2.13%, 02/15/41(a)	12,050,000	15,848,335
0.75%, 02/15/42(a)	11,500,000	10,936,765
0.75%, 02/15/45(a)	2,500,000	2,265,072

Total U.S. Treasury Bonds (cost $93,656,395)		89,540,618

U.S. Treasury Notes 56.5%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Notes
0.13%, 04/15/16(a)	18,565,000	19,872,237
0.13%, 04/15/17(a)	12,125,000	12,678,683
0.13%, 04/15/18(a)	18,500,000	19,084,847
1.38%, 01/15/20(a)	8,400,000	9,713,708
0.63%, 07/15/21(a)	13,800,000	14,907,403
0.13%, 01/15/22(a)	21,000,000	21,760,458
0.13%, 07/15/22(a)	15,500,000	15,823,635
0.63%, 01/15/24(a)	2,750,000	2,820,600

Total U.S. Treasury Notes (cost $118,422,982)		116,661,571

Total Investments (cost $212,079,377)(b) — 99.8%		206,202,189
Other assets in excess of liabilities — 0.2%		445,145

NET ASSETS — 100.0%		$206,647,334

(a)	Principal amounts are not adjusted for inflation.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $212,079,377, tax unrealized appreciation and depreciation were $309,788 and $(6,186,976), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Inflation-Protected Securities Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.0%

	Shares	Market Value

AUSTRALIA 6.7%
Airlines 0.0%†
Qantas Airways Ltd.*	76,290	$212,148

Banks 2.4%
Australia & New Zealand Banking Group Ltd.	394,634	6,850,451
Bank of Queensland Ltd.	47,505	444,994
Bendigo & Adelaide Bank Ltd.	60,878	468,299
Commonwealth Bank of Australia	234,023	13,228,295
National Australia Bank Ltd.	362,760	7,206,595
Westpac Banking Corp.	457,851	10,139,690

		38,338,324

Beverages 0.1%
Coca-Cola Amatil Ltd.	78,490	469,903
Treasury Wine Estates Ltd.	104,108	677,588

		1,147,491

Biotechnology 0.3%
CSL Ltd.	64,648	4,815,569

Capital Markets 0.2%
Macquarie Group Ltd.	42,825	2,208,983
Platinum Asset Management Ltd.	32,780	151,744

		2,360,727

Chemicals 0.1%
Incitec Pivot Ltd.	227,363	506,788
Orica Ltd.	50,373	513,346

		1,020,134

Commercial Services & Supplies 0.1%
Brambles Ltd.	216,754	1,731,513

Construction & Engineering 0.0%†
CIMIC Group Ltd.	14,708	253,673

Construction Materials 0.0%†
Boral Ltd.	104,859	420,767

Containers & Packaging 0.1%
Amcor Ltd.	162,495	1,549,546

Diversified Financial Services 0.1%
ASX Ltd.	26,027	787,260
Challenger Ltd.	83,357	474,418

		1,261,678

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	580,309	2,338,269
TPG Telecom Ltd.	36,631	263,921

		2,602,190

Electric Utilities 0.0%†
AusNet Services	238,266	249,519

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	153,996	4,646,516
Woolworths Ltd.	179,754	3,124,965

		7,771,481

Gas Utilities 0.1%
APA Group	153,354	934,863

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,953	533,049

Health Care Providers & Services 0.1%
Healthscope Ltd.	160,524	253,757
Ramsay Health Care Ltd.	18,168	788,788
Sonic Healthcare Ltd.	51,877	683,914

		1,726,459

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.	73,916	543,177
Crown Resorts Ltd.	46,906	413,723
Flight Centre Travel Group Ltd.(a)	7,812	218,316
Tabcorp Holdings Ltd.	108,283	355,976
Tatts Group Ltd.	191,397	569,353

		2,100,545

Information Technology Services 0.0%†
Computershare Ltd.	67,488	503,856

Insurance 0.4%
AMP Ltd.	410,321	1,581,231
Insurance Australia Group Ltd.	321,741	1,216,934
Medibank Pvt Ltd.	378,235	677,912
QBE Insurance Group Ltd.	185,323	1,449,684
Suncorp Group Ltd.	178,259	1,487,137

		6,412,898

Media 0.0%†
REA Group Ltd.	7,038	267,143

Metals & Mining 0.6%
Alumina Ltd.(a)	335,730	251,299
BHP Billiton Ltd.	444,257	4,878,812
BHP Billiton PLC	286,206	2,779,099
Fortescue Metals Group Ltd.(a)	204,746	257,309
Iluka Resources Ltd.	59,178	232,182
Newcrest Mining Ltd.*	103,034	968,592
South32 Ltd.*	742,607	521,223

		9,888,516

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	78,270	249,584

Multi-Utilities 0.1%
AGL Energy Ltd.	92,525	1,233,930
DUET Group	313,559	516,013

		1,749,943

Oil, Gas & Consumable Fuels 0.3%
Caltex Australia Ltd.	36,210	968,347
Oil Search Ltd.	190,229	893,941
Origin Energy Ltd.	235,964	698,368
Santos Ltd.	212,263	486,803

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
Woodside Petroleum Ltd.	101,752	$2,050,747

		5,098,206

Professional Services 0.0%†
SEEK Ltd.	44,905	467,493

Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings PLC*(b)	1,554,139	0
Dexus Property Group	126,221	665,729
Goodman Group	240,254	1,052,006
GPT Group (The)	229,147	801,575
Mirvac Group	525,399	717,388
Scentre Group	728,728	2,276,371
Stockland	307,608	902,546
Vicinity Centres	435,454	906,561
Westfield Corp.	272,744	1,941,557

		9,263,733

Real Estate Management & Development 0.0%†
LendLease Group	75,168	701,925

Road & Rail 0.1%
Asciano Ltd.	96,910	614,377
Aurizon Holdings Ltd.	284,518	752,342

		1,366,719

Transportation Infrastructure 0.2%
Sydney Airport	152,641	718,771
Transurban Group	277,253	2,137,530

		2,856,301

		107,855,993

AUSTRIA 0.2%
Banks 0.1%
Erste Group Bank AG*	40,702	1,175,743
Raiffeisen Bank International AG*	15,700	198,031

		1,373,774

Machinery 0.0%†
Andritz AG	10,232	475,772

Metals & Mining 0.0%†
voestalpine AG	15,441	406,084

Oil, Gas & Consumable Fuels 0.1%
OMV AG	19,520	502,451

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	52,445	0

		2,758,081

BELGIUM 1.5%
Banks 0.1%
KBC Groep NV	35,233	2,019,090

Beverages 0.9%
Anheuser-Busch InBev NV	110,843	13,940,337

Chemicals 0.1%
Solvay SA	10,231	847,567
Umicore SA	12,887	473,796

		1,321,363

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,059	840,795

Diversified Telecommunication Services 0.0%†
Proximus SADP	20,924	723,285

Food & Staples Retailing 0.1%
Colruyt SA	9,237	493,895
Delhaize Group	14,193	1,489,698

		1,983,593

Insurance 0.1%
Ageas	27,549	1,118,790

Media 0.0%†
Telenet Group Holding NV*	6,966	362,608

Pharmaceuticals 0.1%
UCB SA	17,376	1,485,664

		23,795,525

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta PLC	53,455	291,714

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	284,166	187,228

DENMARK 1.9%
Banks 0.2%
Danske Bank A/S	96,867	2,606,832

Beverages 0.1%
Carlsberg A/S, Class B	14,785	1,246,488

Chemicals 0.1%
Chr Hansen Holding A/S	13,963	854,914
Novozymes A/S, Class B	33,435	1,395,551

		2,250,465

Commercial Services & Supplies 0.1%
ISS A/S	20,379	720,464

Diversified Telecommunication Services 0.0%†
TDC A/S	108,210	464,702

Electrical Equipment 0.1%
Vestas Wind Systems A/S	30,372	1,987,372

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	14,718	1,208,323
William Demant Holding A/S*	2,569	226,460

		1,434,783

Insurance 0.0%†
Tryg A/S	13,150	251,442

Marine 0.1%
AP Moeller - Maersk A/S, Class A	530	669,903
AP Moeller - Maersk A/S, Class B	963	1,239,018

		1,908,921

Pharmaceuticals 0.9%
Novo Nordisk A/S, Class B	269,998	15,084,358

Road & Rail 0.1%
DSV A/S	24,111	938,313

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)
Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	15,732	$2,104,714

		30,998,854

FINLAND 1.0%
Auto Components 0.0%†
Nokian Renkaat OYJ	15,662	532,511

Communications Equipment 0.3%
Nokia OYJ	504,635	3,635,119
Nokia OYJ	207,590	1,484,223

		5,119,342

Diversified Telecommunication Services 0.1%
Elisa OYJ	19,698	713,445

Electric Utilities 0.1%
Fortum OYJ	61,675	969,806

Insurance 0.2%
Sampo OYJ, Class A	61,467	2,976,495

Machinery 0.2%
Kone OYJ, Class B	47,668	2,095,206
Metso OYJ	15,487	319,559
Wartsila OYJ Abp	20,872	937,516

		3,352,281

Oil, Gas & Consumable Fuels 0.0%†
Neste OYJ	16,903	529,559

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	77,766	633,773
UPM-Kymmene OYJ	73,736	1,201,662

		1,835,435

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	442,656

		16,471,530

FRANCE 9.5%
Aerospace & Defense 0.6%
Airbus Group SE	80,329	5,052,376
Safran SA	40,052	2,594,668
Thales SA	13,880	1,056,473
Zodiac Aerospace(a)	25,856	539,175

		9,242,692

Air Freight & Logistics 0.0%†
Bollore SA	118,031	476,365

Auto Components 0.2%
Cie Generale des Etablissements Michelin	25,647	2,339,861
Valeo SA	10,903	1,416,716

		3,756,577

Automobiles 0.2%
Peugeot SA*	59,356	882,609
Renault SA	26,548	2,252,675

		3,135,284

Banks 0.8%
BNP Paribas SA	145,088	6,873,079
Credit Agricole SA	145,078	1,447,744
Natixis SA	125,263	612,860
Societe Generale SA	98,520	3,758,302

		12,691,985

Beverages 0.2%
Pernod Ricard SA	29,341	3,433,881
Remy Cointreau SA	3,914	281,113

		3,714,994

Building Products 0.2%
Cie de Saint-Gobain	65,528	2,700,688

Chemicals 0.3%
Air Liquide SA	48,245	4,988,990
Arkema SA	8,582	536,040

		5,525,030

Commercial Services & Supplies 0.1%
Edenred	27,113	510,126
Societe BIC SA	4,012	653,420

		1,163,546

Construction & Engineering 0.3%
Bouygues SA	27,667	1,083,000
Vinci SA	66,774	4,523,754

		5,606,754

Construction Materials 0.0%†
Imerys SA	4,678	289,501

Diversified Financial Services 0.0%†
Eurazeo SA	5,491	335,192
Wendel SA	4,324	433,011

		768,203

Diversified Telecommunication Services 0.6%
Iliad SA	3,487	874,394
Orange SA	271,609	4,822,594
Vivendi SA	157,795	3,430,477

		9,127,465

Electric Utilities 0.0%†
Electricite de France SA	35,295	461,535

Electrical Equipment 0.4%
Legrand SA	36,401	2,004,986
Schneider Electric SE	76,187	4,065,017

		6,070,003

Electronic Equipment, Instruments & Components 0.1%
Ingenico Group SA	7,478	882,741

Energy Equipment & Services 0.0%†
Technip SA	13,928	648,969

Food & Staples Retailing 0.2%
Carrefour SA	74,821	2,129,465
Casino Guichard Perrachon SA(a)	7,797	353,430

		2,482,895

Food Products 0.4%
Danone SA	82,110	5,655,357

Health Care Equipment & Supplies 0.2%
Essilor International SA	28,207	3,499,411

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Hotels, Restaurants & Leisure 0.1%
Accor SA	28,781	$1,093,053
Sodexo SA*	12,950	1,268,303

		2,361,356

Information Technology Services 0.2%
Atos SE	11,846	936,468
Cap Gemini SA	21,323	1,948,512

		2,884,980

Insurance 0.5%
AXA SA	268,062	6,624,545
CNP Assurances	22,507	300,975
SCOR SE	20,728	722,541

		7,648,061

Machinery 0.1%
Alstom SA*(a)	33,652	903,007

Media 0.2%
Eutelsat Communications SA	26,258	848,645
JCDecaux SA	8,908	350,763
Lagardere SCA	15,603	443,403
Numericable-SFR SAS	13,171	522,945
Publicis Groupe SA	26,097	1,565,437

		3,731,193

Multi-Utilities 0.3%
Engie SA	200,706	3,202,380
Suez Environnement Co.	40,242	745,986
Veolia Environnement SA	65,977	1,590,646

		5,539,012

Oil, Gas & Consumable Fuels 0.8%
TOTAL SA	298,517	13,260,401

Personal Products 0.4%
L’Oreal SA	34,231	5,850,924

Pharmaceuticals 0.8%
Sanofi	162,181	13,487,081

Professional Services 0.0%†
Bureau Veritas SA	36,389	693,231

Real Estate Investment Trusts (REITs) 0.4%
Fonciere des Regions	4,041	343,350
Gecina SA	5,481	704,568
ICADE	4,938	350,932
Klepierre	29,958	1,298,440
Unibail-Rodamco SE	13,552	3,415,939

		6,113,229

Software 0.1%
Dassault Systemes	17,421	1,346,530

Textiles, Apparel & Luxury Goods 0.7%
Christian Dior SE	7,557	1,278,090
Hermes International	3,623	1,232,593
Kering	10,252	1,727,692
LVMH Moet Hennessy Louis Vuitton SE	38,954	6,265,614

		10,503,989

Trading Companies & Distributors 0.0%†
Rexel SA	36,238	429,156

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	451,421
Groupe Eurotunnel SE REG	62,281	715,690

		1,167,111

		153,819,256

GERMANY 8.3%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	134,361	3,256,481

Airlines 0.0%†
Deutsche Lufthansa AG REG*	34,068	499,561

Auto Components 0.2%
Continental AG	15,064	3,161,140

Automobiles 0.9%
Bayerische Motoren Werke AG	45,498	3,789,304
Daimler AG REG	133,103	9,319,044
Volkswagen AG	4,859	637,830

		13,746,178

Banks 0.1%
Commerzbank AG*	146,049	1,186,865

Capital Markets 0.2%
Deutsche Bank AG REG	186,599	3,344,032

Chemicals 0.9%
BASF SE	127,064	8,469,224
Evonik Industries AG	19,051	588,146
K+S AG REG	29,293	619,270
LANXESS AG	12,226	504,776
Linde AG	25,465	3,465,152
Symrise AG	17,152	1,112,294

		14,758,862

Construction Materials 0.1%
HeidelbergCement AG	19,528	1,438,495

Diversified Financial Services 0.1%
Deutsche Boerse AG	26,293	2,243,649

Diversified Telecommunication Services 0.5%
Deutsche Telekom AG REG	443,887	7,729,348
Telefonica Deutschland Holding AG	80,662	400,091

		8,129,439

Electrical Equipment 0.0%†
OSRAM Licht AG	11,459	511,604

Food & Staples Retailing 0.0%†
METRO AG	22,076	625,528

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	29,685	2,636,347
Fresenius SE & Co. KGaA	52,153	3,460,761

		6,097,108

Hotels, Restaurants & Leisure 0.1%
TUI AG	71,504	1,214,338

Household Products 0.1%
Henkel AG & Co. KGaA	14,258	1,314,723

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Industrial Conglomerates 0.7%
Siemens AG REG	109,615	$10,506,574

Insurance 1.0%
Allianz SE REG	63,000	10,195,693
Hannover Rueck SE	8,506	895,236
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen REG	22,736	4,380,577

		15,471,506

Internet & Catalog Retail 0.0%†
Zalando SE*(c)	11,668	401,827

Internet Software & Services 0.1%
United Internet AG REG	17,156	887,882

Machinery 0.1%
GEA Group AG	24,974	1,047,737
MAN SE	4,781	483,088

		1,530,825

Media 0.1%
Axel Springer SE	5,446	283,587
Kabel Deutschland Holding AG	3,086	395,394
ProSiebenSat.1 Media SE	29,632	1,480,530

		2,159,511

Metals & Mining 0.0%†
ThyssenKrupp AG	50,470	779,825

Multi-Utilities 0.2%
E.ON SE	270,427	2,771,015
RWE AG	65,663	919,776

		3,690,791

Personal Products 0.1%
Beiersdorf AG	14,123	1,303,467

Pharmaceuticals 0.9%
Bayer AG REG	113,948	12,824,423
Merck KGaA	17,946	1,562,604

		14,387,027

Real Estate Management & Development 0.2%
Deutsche Wohnen AG - Bearer Shares	45,844	1,208,635
Vonovia SE	63,482	1,934,853

		3,143,488

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	153,389	2,052,566

Software 0.7%
SAP SE	134,001	10,677,862

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	28,821	2,967,774
HUGO BOSS AG	9,176	730,801

		3,698,575

Trading Companies & Distributors 0.1%
Brenntag AG	20,738	1,017,566

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,937	299,437

		133,536,732

HONG KONG 2.9%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	152,000	239,896

Banks 0.2%
Bank of East Asia Ltd. (The)	168,350	494,867
BOC Hong Kong Holdings Ltd.	501,600	1,335,317
Hang Seng Bank Ltd.	106,300	1,767,514

		3,597,698

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	330,750	228,065
Hong Kong Exchanges and Clearing Ltd.	152,000	3,368,416

		3,596,481

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	376,420	494,421
PCCW Ltd.	548,000	328,719

		823,140

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	86,500	813,571
CLP Holdings Ltd.	259,500	2,179,831
HK Electric Investments & HK Electric Investments Ltd.(c)	282,500	221,114
Power Assets Holdings Ltd.	200,300	1,830,807

		5,045,323

Food Products 0.0%†
WH Group Ltd.*(c)	804,000	460,385

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	950,030	1,672,286

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.	318,000	999,067
Melco Crown Entertainment Ltd., ADR(a)	14,700	224,028
Shangri-La Asia Ltd.	159,333	148,433
SJM Holdings Ltd.	278,000	183,467

		1,554,995

Household Durables 0.0%†
Techtronic Industries Co. Ltd.	183,500	696,236

Industrial Conglomerates 0.3%
CK Hutchison Holdings Ltd.	376,886	4,709,076
NWS Holdings Ltd.	201,645	300,644

		5,009,720

Insurance 0.6%
AIA Group Ltd.	1,667,400	9,269,854

Real Estate Investment Trusts (REITs) 0.1%
Link REIT	306,051	1,755,810

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Real Estate Management & Development 0.7%
Cheung Kong Property Holdings Ltd.	367,386	$1,991,356
Hang Lung Properties Ltd.	306,000	564,456
Henderson Land Development Co., Ltd.	158,967	865,904
Hongkong Land Holdings Ltd.	83,200	511,680
Hysan Development Co., Ltd.	88,673	343,580
Kerry Properties Ltd.	85,000	196,725
New World Development Co., Ltd.	715,829	585,991
Sino Land Co., Ltd.	406,200	521,851
Sun Hung Kai Properties Ltd.	241,700	2,622,265
Swire Pacific Ltd., Class A	81,000	781,392
Swire Properties Ltd.	161,400	419,963
Wharf Holdings Ltd. (The)	187,270	876,372
Wheelock & Co., Ltd.	128,000	490,044

		10,771,579

Road & Rail 0.1%
MTR Corp., Ltd.	197,714	895,156

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	34,300	249,523

Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.	795,200	457,435
Yue Yuen Industrial Holdings Ltd.	103,000	355,731

		813,166

Trading Companies & Distributors 0.0%†
Noble Group Ltd.(a)	593,014	131,072

		46,582,320

IRELAND 0.9%
Airlines 0.0%†
Ryanair Holdings PLC	25,753	383,179

Banks 0.1%
Bank of Ireland*	3,780,572	1,246,856

Construction Materials 0.2%
CRH PLC	111,604	2,960,246
James Hardie Industries PLC, CDI	61,975	718,152

		3,678,398

Food Products 0.1%
Kerry Group PLC, Class A	21,361	1,741,834

Pharmaceuticals 0.3%
Shire PLC	82,570	4,631,521

Professional Services 0.2%
Experian PLC	135,602	2,313,217

		13,995,005

ISRAEL 0.7%
Banks 0.1%
Bank Hapoalim BM	144,065	669,162
Bank Leumi Le-Israel BM*	176,976	582,838
Mizrahi Tefahot Bank Ltd.	18,702	209,946

		1,461,946

Chemicals 0.0%†
Israel Chemicals Ltd.	64,782	261,082

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	256,036	551,952

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	608	104,893

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd.	118,548	7,284,442

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	4,958	174,981

Software 0.1%
Check Point Software Technologies Ltd.*(a)	9,441	744,045
Mobileye NV*(a)	11,662	316,390
NICE-Systems Ltd.	7,901	474,087

		1,534,522

		11,373,818

ITALY 2.0%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	54,315	647,049

Automobiles 0.0%†
Ferrari NV*	12,209	484,072

Banks 0.6%
Banca Monte dei Paschi di Siena SpA*	311,069	225,791
Banco Popolare SC*	50,865	473,779
Intesa Sanpaolo SpA	1,759,327	5,012,620
Intesa Sanpaolo SpA - RSP	124,329	330,584
UniCredit SpA	651,969	2,520,395
Unione di Banche Italiane SpA	117,697	551,522

		9,114,691

Capital Markets 0.1%
Mediobanca SpA	81,541	653,502

Diversified Financial Services 0.0%†
EXOR SpA	13,202	430,373

Diversified Telecommunication Services 0.2%
Telecom Italia SpA*	1,547,412	1,722,244
Telecom Italia SpA - RSP	824,283	741,824

		2,464,068

Electric Utilities 0.3%
Enel SpA	961,029	3,945,677
Terna Rete Elettrica Nazionale SpA	201,799	1,081,438

		5,027,115

Electrical Equipment 0.0%†
Prysmian SpA	27,346	562,648

Energy Equipment & Services 0.0%†
Saipem SpA*(a)	34,214	21,206

Gas Utilities 0.1%
Snam SpA	289,520	1,624,458

Independent Power and Renewable Electricity Producers 0.0%†
Enel Green Power SpA	248,533	487,111

Insurance 0.2%
Assicurazioni Generali SpA	163,875	2,460,543

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Insurance (continued)
UnipolSai SpA	192,291	$408,592

		2,869,135

Oil, Gas & Consumable Fuels 0.3%
Eni SpA	350,897	5,092,262

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	23,443	1,465,383

Transportation Infrastructure 0.1%
Atlantia SpA	57,558	1,508,156

		32,451,229

JAPAN 23.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	46,300	1,016,552

Airlines 0.1%
ANA Holdings, Inc.	163,000	478,412
Japan Airlines Co., Ltd.	16,574	622,078

		1,100,490

Auto Components 0.8%
Aisin Seiki Co., Ltd.	26,000	1,104,029
Bridgestone Corp.	89,700	3,267,947
Denso Corp.	66,100	2,850,761
Koito Manufacturing Co., Ltd.	14,000	648,668
NGK Spark Plug Co., Ltd.	23,900	564,671
NHK Spring Co., Ltd.	20,400	201,056
NOK Corp.	13,600	282,744
Stanley Electric Co., Ltd.	20,100	442,359
Sumitomo Electric Industries Ltd.	102,900	1,355,805
Sumitomo Rubber Industries Ltd.	22,900	290,642
Toyoda Gosei Co., Ltd.	9,600	207,988
Toyota Industries Corp.	22,300	1,119,243
Yokohama Rubber Co., Ltd. (The)	15,000	224,876

		12,560,789

Automobiles 2.5%
Daihatsu Motor Co., Ltd.	27,000	421,504
Fuji Heavy Industries Ltd.	79,600	3,257,464
Honda Motor Co., Ltd.	225,500	6,112,630
Isuzu Motors Ltd.	81,900	829,888
Mazda Motor Corp.	73,660	1,340,445
Mitsubishi Motors Corp.	85,699	692,069
Nissan Motor Co., Ltd.	338,700	3,368,615
Suzuki Motor Corp.	49,700	1,525,938
Toyota Motor Corp.	374,600	22,561,994
Yamaha Motor Co., Ltd.	37,300	747,143

		40,857,690

Banks 1.9%
Aozora Bank Ltd.	155,000	519,174
Bank of Kyoto Ltd. (The)	45,000	349,083
Bank of Yokohama Ltd. (The)	159,000	848,061
Chiba Bank Ltd. (The)	95,300	589,508
Chugoku Bank Ltd. (The)	20,300	241,658
Fukuoka Financial Group, Inc.	108,600	460,895
Gunma Bank Ltd. (The)	54,000	298,997
Hachijuni Bank Ltd. (The)	58,000	324,331
Hiroshima Bank Ltd. (The)	71,000	355,452
Hokuhoku Financial Group, Inc.	170,000	315,333
Iyo Bank Ltd. (The)	34,000	288,220
Japan Post Bank Co., Ltd.*	55,700	677,243
Joyo Bank Ltd. (The)	75,000	304,589
Kyushu Financial Group, Inc.*	39,400	245,763
Mitsubishi UFJ Financial Group, Inc.	1,759,884	9,024,507
Mizuho Financial Group, Inc.	3,258,319	5,637,610
Resona Holdings, Inc.	300,101	1,380,094
Seven Bank Ltd.	88,900	378,624
Shinsei Bank Ltd.	300,000	468,890
Shizuoka Bank Ltd. (The)	72,000	628,537
Sumitomo Mitsui Financial Group, Inc.	172,805	5,797,367
Sumitomo Mitsui Trust Holdings, Inc.	451,769	1,444,486
Suruga Bank Ltd.	25,000	453,889
Yamaguchi Financial Group, Inc.	28,000	303,205

		31,335,516

Beverages 0.3%
Asahi Group Holdings Ltd.	52,700	1,691,503
Kirin Holdings Co., Ltd.	114,000	1,618,921
Suntory Beverage & Food Ltd.	19,300	892,589

		4,203,013

Building Products 0.3%
Asahi Glass Co., Ltd.	149,600	912,150
Daikin Industries Ltd.	32,100	2,168,882
LIXIL Group Corp.	35,200	742,902
TOTO Ltd.	19,100	619,890

		4,443,824

Capital Markets 0.3%
Daiwa Securities Group, Inc.	227,200	1,419,753
Nomura Holdings, Inc.	494,000	2,680,911
SBI Holdings, Inc.	27,170	271,763

		4,372,427

Chemicals 0.9%
Air Water, Inc.	20,000	318,000
Asahi Kasei Corp.	168,200	1,092,858
Daicel Corp.	38,000	559,021
Hitachi Chemical Co., Ltd.	15,600	274,261
JSR Corp.	24,800	360,153
Kaneka Corp.	41,500	397,168
Kansai Paint Co., Ltd.	31,000	433,115
Kuraray Co., Ltd.	47,100	568,131
Mitsubishi Chemical Holdings Corp.	182,700	1,018,963
Mitsubishi Gas Chemical Co., Inc.	53,000	253,322
Mitsui Chemicals, Inc.	104,100	455,722
Nippon Paint Holdings Co., Ltd.	20,100	384,197
Nitto Denko Corp.	24,110	1,386,427
Shin-Etsu Chemical Co., Ltd.	56,800	2,901,134
Sumitomo Chemical Co., Ltd.	204,200	1,037,539
Taiyo Nippon Sanso Corp.	22,000	199,082
Teijin Ltd.	124,800	457,258

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Chemicals (continued)
Toray Industries, Inc.	203,300	$1,723,336

		13,819,687

Commercial Services & Supplies 0.3%
Dai Nippon Printing Co., Ltd.	75,700	708,233
Park24 Co., Ltd.	13,900	387,220
Secom Co., Ltd.	28,400	1,978,961
Sohgo Security Services Co., Ltd.	8,200	400,596
Toppan Printing Co., Ltd.	76,000	661,344

		4,136,354

Construction & Engineering 0.2%
JGC Corp.	28,000	444,163
Kajima Corp.	117,800	666,361
Obayashi Corp.	89,500	807,420
Shimizu Corp.	82,000	635,699
Taisei Corp.	137,000	852,627

		3,406,270

Construction Materials 0.0%†
Taiheiyo Cement Corp.	154,000	443,972

Consumer Finance 0.1%
Acom Co., Ltd.*	56,600	257,199
AEON Financial Service Co., Ltd.	12,700	292,164
Credit Saison Co., Ltd.	21,300	400,476

		949,839

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	21,600	391,943

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	262,867

Diversified Financial Services 0.3%
Japan Exchange Group, Inc.	84,000	1,194,224
Mitsubishi UFJ Lease & Finance Co., Ltd.	63,500	315,251
ORIX Corp.	181,500	2,566,857

		4,076,332

Diversified Telecommunication Services 0.3%
Nippon Telegraph & Telephone Corp.	105,708	4,500,267

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	90,200	1,158,480
Chugoku Electric Power Co., Inc. (The)	41,500	553,284
Hokuriku Electric Power Co.	22,700	321,241
Kansai Electric Power Co., Inc. (The)*	97,400	1,058,807
Kyushu Electric Power Co., Inc.*	59,200	639,741
Shikoku Electric Power Co., Inc.	22,600	328,364
Tohoku Electric Power Co., Inc.	61,900	777,360
Tokyo Electric Power Co., Inc.*	196,000	984,881

		5,822,158

Electrical Equipment 0.3%
Fuji Electric Co., Ltd.	75,200	261,427
Mabuchi Motor Co., Ltd.	5,800	313,135
Mitsubishi Electric Corp.	263,600	2,446,493
Nidec Corp.	29,800	2,033,219

		5,054,274

Electronic Equipment, Instruments & Components 1.0%
Alps Electric Co., Ltd.	23,500	465,923
Citizen Holdings Co., Ltd.	36,200	220,874
Hamamatsu Photonics KK	19,200	477,089
Hirose Electric Co., Ltd.	4,200	477,278
Hitachi High-Technologies Corp.	8,300	235,522
Hitachi Ltd.	673,300	3,327,466
Keyence Corp.	6,268	2,957,780
Kyocera Corp.	44,000	1,834,773
Murata Manufacturing Co., Ltd.	27,500	3,180,868
Nippon Electric Glass Co., Ltd.	60,000	310,540
Omron Corp.	26,800	696,518
Shimadzu Corp.	36,000	557,417
TDK Corp.	17,000	933,799
Yaskawa Electric Corp.	30,000	332,915
Yokogawa Electric Corp.	28,700	321,356

		16,330,118

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	88,000	1,174,462
FamilyMart Co., Ltd.	7,900	369,692
Lawson, Inc.	8,800	694,816
Seven & i Holdings Co., Ltd.	103,200	4,602,975

		6,841,945

Food Products 0.4%
Ajinomoto Co., Inc.	76,000	1,807,592
Calbee, Inc.	9,500	394,789
Kikkoman Corp.	21,000	700,014
MEIJI Holdings Co., Ltd.	16,598	1,393,203
NH Foods Ltd.	24,000	465,703
Nisshin Seifun Group, Inc.	31,452	509,153
Nissin Foods Holdings Co., Ltd.	8,000	407,808
Toyo Suisan Kaisha Ltd.	11,700	405,180
Yakult Honsha Co., Ltd.	12,100	557,383
Yamazaki Baking Co., Ltd.	15,100	329,375

		6,970,200

Gas Utilities 0.2%
Osaka Gas Co., Ltd.	258,900	981,964
Toho Gas Co., Ltd.	56,000	368,299
Tokyo Gas Co., Ltd.	314,400	1,448,645

		2,798,908

Health Care Equipment & Supplies 0.4%
HOYA Corp.	57,400	2,215,771
Olympus Corp.	37,800	1,473,968
Sysmex Corp.	19,900	1,281,413
Terumo Corp.	41,500	1,319,517

		6,290,669

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	22,800	424,790
Medipal Holdings Corp.	16,400	266,003
Miraca Holdings, Inc.	7,900	326,028
Suzuken Co., Ltd.	10,780	372,880

		1,389,701

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stock (continued)

	Shares	Market Value
JAPAN (continued)
Health Care Technology 0.0%†
M3, Inc.	25,400	$582,562

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,624	189,817
Oriental Land Co., Ltd.	27,400	1,749,636

		1,939,453

Household Durables 0.7%
Casio Computer Co., Ltd.(a)	30,000	582,094
Iida Group Holdings Co., Ltd.	22,500	401,106
Nikon Corp.(a)	48,200	709,093
Panasonic Corp.	302,202	2,837,725
Rinnai Corp.	5,300	486,717
Sekisui Chemical Co., Ltd.	59,000	721,104
Sekisui House Ltd.	79,800	1,256,129
Sony Corp.	171,300	3,975,755

		10,969,723

Household Products 0.1%
Unicharm Corp.	50,100	977,947

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co., Ltd.	19,700	664,658

Industrial Conglomerates 0.1%
Keihan Electric Railway Co., Ltd.	73,000	457,882
Seibu Holdings, Inc.	17,000	340,007
Toshiba Corp.*	536,700	896,105

		1,693,994

Information Technology Services 0.2%
Fujitsu Ltd.	258,100	1,077,805
Itochu Techno-Solutions Corp.	7,800	126,659
Nomura Research Institute Ltd.	17,380	630,686
NTT Data Corp.	17,400	838,405
Obic Co., Ltd.	8,700	450,659
Otsuka Corp.	6,300	312,537

		3,436,751

Insurance 0.7%
Dai-ichi Life Insurance Co., Ltd. (The)	146,700	2,027,651
Japan Post Holdings Co., Ltd.*	61,900	815,516
MS&AD Insurance Group Holdings, Inc.	69,155	1,878,319
Sompo Japan Nipponkoa Holdings, Inc.	45,925	1,361,987
Sony Financial Holdings, Inc.	24,400	403,750
T&D Holdings, Inc.	78,900	902,835
Tokio Marine Holdings, Inc.	93,600	3,348,974

		10,739,032

Internet & Catalog Retail 0.1%
Rakuten, Inc.	126,700	1,309,431

Internet Software & Services 0.1%
Kakaku.com, Inc.	19,700	382,201
Mixi, Inc.	5,500	176,222
Yahoo Japan Corp.	193,300	737,423

		1,295,846

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	24,449	556,205
Sankyo Co., Ltd.	7,300	279,181
Sega Sammy Holdings, Inc.	24,500	230,878
Shimano, Inc.	10,600	1,690,964
Yamaha Corp.	22,800	544,199

		3,301,427

Machinery 1.1%
Amada Holdings Co., Ltd.	47,000	443,901
FANUC Corp.	26,900	3,601,632
Hino Motors Ltd.	35,000	397,188
Hitachi Construction Machinery Co., Ltd.(a)	14,600	212,895
Hoshizaki Electric Co., Ltd.	5,200	363,642
IHI Corp.	191,000	408,138
JTEKT Corp.	29,200	471,129
Kawasaki Heavy Industries Ltd.	195,200	604,432
Komatsu Ltd.	127,600	1,907,838
Kubota Corp.	153,100	2,262,816
Kurita Water Industries Ltd.	15,000	319,037
Makita Corp.	16,400	923,102
Minebea Co., Ltd.	45,000	352,651
Mitsubishi Heavy Industries Ltd.	414,200	1,627,887
Nabtesco Corp.	15,200	262,992
NGK Insulators Ltd.	36,000	752,711
NSK Ltd.	66,400	688,113
SMC Corp.	7,300	1,653,326
Sumitomo Heavy Industries Ltd.	75,000	296,924
THK Co., Ltd.	16,300	260,452

		17,810,806

Marine 0.1%
Mitsui OSK Lines Ltd.	151,000	299,197
Nippon Yusen KK	220,400	472,832

		772,029

Media 0.1%
Dentsu, Inc.	29,161	1,549,797
Hakuhodo DY Holdings, Inc.	34,200	364,462
Toho Co., Ltd.	15,400	402,656

		2,316,915

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	337,547
JFE Holdings, Inc.	66,500	901,476
Kobe Steel Ltd.	424,000	412,025
Maruichi Steel Tube Ltd.	5,900	167,071
Mitsubishi Materials Corp.	156,000	481,197
Nippon Steel & Sumitomo Metal Corp.	104,806	1,878,574
Sumitomo Metal Mining Co., Ltd.	68,000	721,553

		4,899,443

Multiline Retail 0.2%
Don Quijote Holdings Co., Ltd.	16,000	541,840
Isetan Mitsukoshi Holdings Ltd.	48,778	619,420
J. Front Retailing Co., Ltd.	33,600	463,421
Marui Group Co., Ltd.	30,700	487,071
Ryohin Keikaku Co., Ltd.	3,300	699,932
Takashimaya Co., Ltd.	37,000	316,895

		3,128,579

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Oil, Gas & Consumable Fuels 0.2%
Idemitsu Kosan Co., Ltd.	12,000	$179,986
INPEX Corp.	143,200	1,274,971
JX Holdings, Inc.	303,717	1,159,896
Showa Shell Sekiyu KK	21,400	174,662
TonenGeneral Sekiyu KK	39,000	317,936

		3,107,451

Paper & Forest Products 0.0%†
Oji Holdings Corp.	108,000	436,166

Personal Products 0.3%
Kao Corp.	69,100	3,708,276
Kose Corp.	4,100	381,094
Shiseido Co., Ltd.	50,500	953,250

		5,042,620

Pharmaceuticals 1.4%
Astellas Pharma, Inc.	292,600	4,051,504
Chugai Pharmaceutical Co., Ltd.	30,600	937,427
Daiichi Sankyo Co., Ltd.	88,500	1,842,660
Eisai Co., Ltd.	36,200	2,188,079
Hisamitsu Pharmaceutical Co., Inc.	6,400	287,962
Kyowa Hakko Kirin Co., Ltd.	30,000	434,911
Mitsubishi Tanabe Pharma Corp.	31,300	514,316
Ono Pharmaceutical Co., Ltd.	11,400	1,837,258
Otsuka Holdings Co., Ltd.	52,900	1,779,638
Santen Pharmaceutical Co., Ltd.	52,000	830,696
Shionogi & Co., Ltd.	40,300	1,758,669
Sumitomo Dainippon Pharma Co., Ltd.	21,900	244,015
Taisho Pharmaceutical Holdings Co., Ltd.	3,670	247,426
Takeda Pharmaceutical Co., Ltd.	110,200	5,336,302

		22,290,863

Professional Services 0.0%†
Recruit Holdings Co., Ltd.	19,000	599,832

Real Estate Investment Trusts (REITs) 0.3%
Japan Prime Realty Investment Corp.	111	399,679
Japan Real Estate Investment Corp.	205	1,088,959
Japan Retail Fund Investment Corp.	335	709,619
Nippon Building Fund, Inc.	197	1,018,933
Nippon Prologis REIT, Inc.	206	366,627
Nomura Real Estate Master Fund, Inc.*	487	599,063
United Urban Investment Corp.	335	458,488

		4,641,368

Real Estate Management & Development 0.8%
Aeon Mall Co., Ltd.	15,950	243,770
Daito Trust Construction Co., Ltd.	9,600	1,220,505
Daiwa House Industry Co., Ltd.	80,900	2,284,060
Hulic Co., Ltd.	36,700	316,455
Mitsubishi Estate Co., Ltd.	178,600	3,535,687
Mitsui Fudosan Co., Ltd.	129,700	3,053,253
Nomura Real Estate Holdings, Inc.	17,800	312,588
NTT Urban Development Corp.	18,300	179,666
Sumitomo Realty & Development Co., Ltd.	48,000	1,345,549
Tokyo Tatemono Co., Ltd.	27,500	295,855
Tokyu Fudosan Holdings Corp.	71,400	468,259

		13,255,647

Road & Rail 1.0%
Central Japan Railway Co.	19,800	3,675,150
East Japan Railway Co.	45,490	4,181,346
Hankyu Hanshin Holdings, Inc.	151,000	942,023
Keikyu Corp.	65,000	538,678
Keio Corp.	80,400	714,540
Keisei Electric Railway Co., Ltd.	39,000	518,472
Kintetsu Group Holdings Co., Ltd.	249,500	1,028,836
Nagoya Railroad Co., Ltd.	112,000	510,799
Nippon Express Co., Ltd.	118,500	555,084
Odakyu Electric Railway Co., Ltd.	84,100	894,524
Tobu Railway Co., Ltd.	137,000	668,190
Tokyu Corp.	151,900	1,183,892
West Japan Railway Co.	22,600	1,464,228

		16,875,762

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	13,300	604,429
Tokyo Electron Ltd.	23,500	1,521,638

		2,126,067

Software 0.2%
GungHo Online Entertainment, Inc.(a)	49,000	130,283
Konami Holdings Corp.	12,500	289,457
Nexon Co., Ltd.	17,300	280,801
Nintendo Co., Ltd.	14,100	1,977,014
Oracle Corp. Japan	5,400	245,245
Trend Micro, Inc.*	14,500	609,995

		3,532,795

Specialty Retail 0.3%
ABC-Mart, Inc.	4,100	223,166
Fast Retailing Co., Ltd.	7,200	2,328,094
Hikari Tsushin, Inc.	2,300	151,826
Nitori Holdings Co., Ltd.	11,500	934,097
Sanrio Co., Ltd.(a)	6,100	141,256
Shimamura Co., Ltd.	3,100	346,768
USS Co., Ltd.	30,600	470,066
Yamada Denki Co., Ltd.	92,800	449,400

		5,044,673

Technology Hardware, Storage & Peripherals 0.6%
Brother Industries Ltd.	32,100	324,391
Canon, Inc.	146,400	4,090,772
FUJIFILM Holdings Corp.	63,500	2,453,503
Konica Minolta, Inc.	66,100	557,156
NEC Corp.	369,000	977,309
Ricoh Co., Ltd.	96,100	929,145
Seiko Epson Corp.	43,700	612,799

		9,945,075

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	415,862

Tobacco 0.4%
Japan Tobacco, Inc.	150,600	5,898,061

Trading Companies & Distributors 0.7%
ITOCHU Corp.	217,400	2,555,087

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Trading Companies & Distributors (continued)
Marubeni Corp.	224,000	$1,071,365
Mitsubishi Corp.	185,700	2,976,758
Mitsui & Co., Ltd.	235,200	2,673,440
Sumitomo Corp.	153,800	1,533,101
Toyota Tsusho Corp.	28,800	659,154

		11,468,905

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co., Ltd.(a)	5,800	232,669
Kamigumi Co., Ltd.	33,000	297,397
Mitsubishi Logistics Corp.	16,400	224,877

		754,943

Wireless Telecommunication Services 1.0%
KDDI Corp.	243,900	6,176,184
NTT DOCOMO, Inc.	194,900	4,322,540
SoftBank Group Corp.	131,400	5,786,267

		16,284,991

		370,935,482

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	11,989	850,864

LUXEMBOURG 0.2%
Energy Equipment & Services 0.1%
Tenaris SA	75,612	783,028

Media 0.1%
RTL Group SA	5,169	418,679
SES SA, FDR	43,387	1,134,460

		1,553,139

Metals & Mining 0.0%†
ArcelorMittal(a)	135,620	514,510

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,039	399,320

		3,249,997

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	129,600	156,021
Sands China Ltd.	326,700	1,141,080
Wynn Macau Ltd.(a)	219,200	237,348

		1,534,449

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	31,288	323,859

NETHERLANDS 3.4%
Air Freight & Logistics 0.0%†
TNT Express NV	78,094	666,216

Banks 0.4%
ING Groep NV, CVA	534,409	6,088,142

Beverages 0.2%
Heineken Holding NV	14,193	1,086,162
Heineken NV	31,269	2,715,155

		3,801,317

Chemicals 0.2%
Akzo Nobel NV	34,252	2,197,161
Koninklijke DSM NV	24,909	1,207,389

		3,404,550

Construction & Engineering 0.0%†
Boskalis Westminster	11,518	453,732
OCI NV*	10,769	194,891

		648,623

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	443,934	1,717,869

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	113,811	2,574,365

Industrial Conglomerates 0.2%
Koninklijke Philips NV	125,628	3,345,440

Insurance 0.2%
Aegon NV	247,079	1,397,226
NN Group NV	31,501	1,067,222

		2,464,448

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	28,982	662,080

Media 0.2%
Altice NV, Class A*	55,352	798,287
Altice NV, Class B*	12,020	177,886
Wolters Kluwer NV	40,726	1,386,860

		2,363,033

Oil, Gas & Consumable Fuels 1.2%
Koninklijke Vopak NV	10,033	436,389
Royal Dutch Shell PLC, Class A	536,648	11,723,353
Royal Dutch Shell PLC, Class B	337,344	7,350,031

		19,509,773

Professional Services 0.1%
Randstad Holding NV	16,495	898,628

Semiconductors & Semiconductor Equipment 0.4%
ASML Holding NV	48,072	4,412,151
NXP Semiconductors NV*	16,370	1,224,149

		5,636,300

Software 0.0%†
Gemalto NV	11,303	679,212

Trading Companies & Distributors 0.0%†
AerCap Holdings NV*	11,992	368,274

		54,828,270

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.	94,289	422,700

Diversified Telecommunication Services 0.1%
Spark New Zealand Ltd.	260,317	569,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
NEW ZEALAND (continued)
Electric Utilities 0.1%
Contact Energy Ltd.	99,933	$298,712
Mighty River Power Ltd.(a)	101,581	175,042

		473,754

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	49,853	260,248

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	181,952	278,083

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	127,755	460,909

		2,465,101

NORWAY 0.6%
Banks 0.1%
DNB ASA	131,822	1,590,572

Chemicals 0.1%
Yara International ASA	24,897	943,839

Diversified Telecommunication Services 0.1%
Telenor ASA	104,072	1,697,647

Food Products 0.1%
Orkla ASA	110,770	897,394

Insurance 0.0%†
Gjensidige Forsikring ASA	28,022	445,889

Media 0.1%
Schibsted ASA, Class A	11,451	336,100
Schibsted ASA, Class B*	10,976	308,232

		644,332

Metals & Mining 0.0%†
Norsk Hydro ASA	179,772	597,638

Oil, Gas & Consumable Fuels 0.1%
Statoil ASA	150,831	2,063,892

		8,881,203

PORTUGAL 0.1%
Banks 0.0%†
Banco Comercial Portugues SA, Class R*	4,601,794	194,669

Electric Utilities 0.1%
EDP - Energias de Portugal SA	322,468	1,126,079

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	33,716	470,214

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA	51,540	611,503

		2,402,465

SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	434,091

Airlines 0.1%
Singapore Airlines Ltd.	74,613	580,457

Banks 0.4%
DBS Group Holdings Ltd.	237,750	2,363,554
Oversea-Chinese Banking Corp., Ltd.	411,989	2,305,527
United Overseas Bank Ltd.	177,262	2,253,494

		6,922,575

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	16,226	428,719

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.	112,900	562,433

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,070,403	2,654,226

Food Products 0.1%
Golden Agri-Resources Ltd.	920,771	241,200
Wilmar International Ltd.	260,558	526,808

		768,008

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore PLC	868,217	433,057

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	202,600	722,530
Sembcorp Industries Ltd.	136,243	242,784

		965,314

Machinery 0.0%†
Sembcorp Marine Ltd.(a)	117,200	129,591

Media 0.0%†
Singapore Press Holdings Ltd.	200,500	503,281

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	270,275	443,167
CapitaLand Commercial Trust Ltd.	282,000	258,036
CapitaLand Mall Trust	330,800	464,767
Suntec Real Estate Investment Trust	335,000	374,170

		1,540,140

Real Estate Management & Development 0.1%
CapitaLand Ltd.	360,345	783,319
City Developments Ltd.	56,099	275,187
Global Logistic Properties Ltd.	427,900	507,136
UOL Group Ltd.	67,213	266,277

		1,831,919

Road & Rail 0.1%
ComfortDelGro Corp., Ltd.	294,620	588,733

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	730,100	348,847

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	207,844

		18,899,235

SOUTH AFRICA 0.1%
Capital Markets 0.0%†
Investec PLC	74,236	472,297

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SOUTH AFRICA (continued)
Paper & Forest Products 0.1%
Mondi PLC	50,385	$821,427

		1,293,724

SPAIN 3.0%
Banks 1.2%
Banco Bilbao Vizcaya Argentaria SA	887,358	5,711,550
Banco de Sabadell SA	681,842	1,234,091
Banco Popular Espanol SA	248,228	670,698
Banco Santander SA	2,002,281	8,580,628
Bankia SA	656,951	653,762
Bankinter SA	94,111	656,740
CaixaBank SA(a)	365,969	1,111,908

		18,619,377

Biotechnology 0.1%
Grifols SA	42,718	891,578

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	25,545	648,983
Ferrovial SA	62,277	1,364,666

		2,013,649

Diversified Telecommunication Services 0.4%
Telefonica SA	615,211	6,493,230

Electric Utilities 0.4%
Endesa SA	45,225	875,523
Iberdrola SA	748,997	5,264,893
Red Electrica Corp. SA	14,160	1,146,450

		7,286,866

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA*	82,873	446,722

Gas Utilities 0.1%
Enagas SA	24,882	723,722
Gas Natural SDG SA	48,429	951,341

		1,675,063

Information Technology Services 0.2%
Amadeus IT Holding SA, Class A	61,124	2,496,227

Insurance 0.0%†
Mapfre SA	147,879	332,173

Machinery 0.0%†
Zardoya Otis SA	23,881	251,582

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	149,402	1,549,073

Specialty Retail 0.3%
Industria de Diseno Textil SA	148,296	4,880,308

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	70,498	1,050,306
Aena SA*(c)	8,499	946,313

		1,996,619

		48,932,467

SWEDEN 2.8%
Banks 0.7%
Nordea Bank AB	416,736	4,196,408
Skandinaviska Enskilda Banken AB, Class A	206,394	1,989,331
Svenska Handelsbanken AB, Class A	202,843	2,552,252
Swedbank AB, Class A	124,372	2,608,431

		11,346,422

Building Products 0.2%
Assa Abloy AB, Class B	137,466	2,913,611

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,286	638,041

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	416,187	3,696,774

Construction & Engineering 0.1%
Skanska AB, Class B	52,240	1,007,898

Diversified Financial Services 0.2%
Industrivarden AB, Class C	21,792	345,140
Investment AB Kinnevik, Class B	31,508	812,830
Investor AB, Class B	62,153	2,081,966

		3,239,936

Diversified Telecommunication Services 0.1%
TeliaSonera AB	351,985	1,662,420

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	34,461	1,149,149

Food & Staples Retailing 0.0%†
ICA Gruppen AB	10,956	387,485

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	27,101	596,936

Household Durables 0.1%
Electrolux AB Series B	33,204	723,257
Husqvarna AB, Class B	54,120	343,757

		1,067,014

Household Products 0.2%
Svenska Cellulosa AB SCA, Class B	84,713	2,510,694

Machinery 0.5%
Alfa Laval AB	38,417	662,354
Atlas Copco AB, Class A	92,131	1,972,226
Atlas Copco AB, Class B	52,826	1,078,894
Sandvik AB	158,136	1,323,329
SKF AB, Class B	53,780	820,231
Volvo AB, Class B	209,499	1,902,848

		7,759,882

Metals & Mining 0.0%†
Boliden AB	37,383	520,096

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	29,852	429,200

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	132,300	4,332,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Tobacco 0.1%
Swedish Match AB	28,275	$1,005,820

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	44,534	370,319

		44,634,153

SWITZERLAND 9.5%
Beverages 0.0%†
Coca-Cola HBC AG*	28,173	576,917

Biotechnology 0.1%
Actelion Ltd. REG*	13,927	1,835,294

Building Products 0.1%
Geberit AG REG	5,101	1,808,146

Capital Markets 0.9%
Credit Suisse Group AG REG*	248,430	4,401,030
Julius Baer Group Ltd.*	30,302	1,286,224
Partners Group Holding AG	2,330	840,326
UBS Group AG REG	505,151	8,347,707

		14,875,287

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,162	487,736
Givaudan SA REG*	1,272	2,382,054
Sika AG - Bearer Shares	296	1,059,277
Syngenta AG REG	12,700	4,676,334

		8,605,401

Construction Materials 0.2%
LafargeHolcim Ltd. REG*	60,803	2,559,133

Diversified Financial Services 0.0%†
Pargesa Holding SA - Bearer Shares	4,620	269,258

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,554	1,767,846

Electrical Equipment 0.3%
ABB Ltd. REG*	302,918	5,234,428

Energy Equipment & Services 0.0%†
Transocean Ltd.	49,745	521,707

Food Products 2.2%
Aryzta AG*	11,880	543,547
Barry Callebaut AG REG*	294	336,570
Chocoladefabriken Lindt & Spruengli AG	134	785,197
Chocoladefabriken Lindt & Spruengli AG REG	16	1,105,061
Nestle SA REG	436,539	32,160,888

		34,931,263

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG	7,291	875,773

Insurance 0.7%
Baloise Holding AG REG	6,451	790,795
Swiss Life Holding AG REG*	4,376	1,115,462
Swiss Re AG	47,909	4,459,671
Zurich Insurance Group AG*	20,997	4,654,310

		11,020,238

Life Sciences Tools & Services 0.1%
Lonza Group AG REG*	7,240	1,109,163

Machinery 0.1%
Schindler Holding AG REG	2,997	463,139
Schindler Holding AG - Participation Certificate	6,189	948,460
Sulzer AG REG(a)	3,461	315,650

		1,727,249

Marine 0.1%
Kuehne + Nagel International AG REG	7,435	984,022

Metals & Mining 0.1%
Glencore PLC*	1,685,974	2,173,718

Pharmaceuticals 3.1%
Galenica AG REG	521	727,935
Novartis AG REG	311,394	24,124,767
Roche Holding AG	96,125	24,898,712

		49,751,414

Professional Services 0.2%
Adecco SA REG*	23,718	1,456,052
SGS SA REG	732	1,422,606

		2,878,658

Real Estate Management & Development 0.1%
Swiss Prime Site AG REG*	8,216	657,511

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	84,510	552,111

Specialty Retail 0.0%†
Dufry AG REG*	5,506	597,029

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA REG	70,786	4,600,801
Swatch Group AG (The) REG	6,758	448,497
Swatch Group AG (The) - Bearer Shares	4,179	1,429,253

		6,478,551

Trading Companies & Distributors 0.1%
Wolseley PLC	35,803	1,776,068

		153,566,185

UNITED KINGDOM 18.0%
Aerospace & Defense 0.4%
BAE Systems PLC	435,482	3,220,761
Cobham PLC	150,406	546,065
Meggitt PLC	110,647	575,474
Rolls-Royce Holdings PLC*	254,948	2,027,997

		6,370,297

Air Freight & Logistics 0.0%†
Royal Mail PLC	110,358	725,534

Airlines 0.1%
easyJet PLC	22,548	499,816

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Airlines (continued)
International Consolidated Airlines Group SA	113,927	$879,268

		1,379,084

Auto Components 0.1%
GKN PLC	227,217	909,131

Automobiles 0.1%
Fiat Chrysler Automobiles NV	122,093	854,841

Banks 2.3%
Barclays PLC	2,296,949	6,146,346
HSBC Holdings PLC	2,689,163	18,965,390
Lloyds Banking Group PLC	7,908,982	7,409,600
Royal Bank of Scotland Group PLC*	477,568	1,728,921
Standard Chartered PLC	454,631	3,066,942

		37,317,199

Beverages 1.1%
Diageo PLC	348,077	9,370,769
SABMiller PLC	132,021	7,905,796

		17,276,565

Capital Markets 0.2%
3i Group PLC	132,325	838,974
Aberdeen Asset Management PLC	128,177	451,806
Hargreaves Lansdown PLC	34,126	665,304
ICAP PLC	74,662	516,490
Schroders PLC	16,815	656,984

		3,129,558

Chemicals 0.1%
Croda International PLC	18,512	756,024
Johnson Matthey PLC	26,103	923,382

		1,679,406

Commercial Services & Supplies 0.1%
Aggreko PLC	35,433	432,521
Babcock International Group PLC	33,597	440,274
G4S PLC	217,281	705,384

		1,578,179

Consumer Finance 0.0%†
Provident Financial PLC	18,602	782,459

Containers & Packaging 0.0%†
Rexam PLC	96,340	826,036

Diversified Financial Services 0.1%
London Stock Exchange Group PLC	43,503	1,540,415

Diversified Telecommunication Services 0.6%
BT Group PLC	1,162,102	8,087,774
Inmarsat PLC	57,747	909,196

		8,996,970

Electric Utilities 0.2%
SSE PLC	140,253	2,910,162

Energy Equipment & Services 0.0%†
Amec Foster Wheeler PLC	53,983	319,615
Petrofac Ltd.	35,696	406,794

		726,409

Food & Staples Retailing 0.3%
J Sainsbury PLC	169,600	595,481
Tesco PLC*	1,104,305	2,747,647
Wm Morrison Supermarkets PLC	288,726	722,215

		4,065,343

Food Products 0.2%
Associated British Foods PLC	48,522	2,189,002
Tate & Lyle PLC	62,561	560,586

		2,749,588

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	125,433	2,089,436

Hotels, Restaurants & Leisure 0.5%
Compass Group PLC	227,236	3,910,706
InterContinental Hotels Group PLC	32,812	1,078,283
Merlin Entertainments PLC(c)	97,359	577,145
Whitbread PLC	25,123	1,439,807
William Hill PLC	120,530	671,009

		7,676,950

Household Durables 0.2%
Barratt Developments PLC	136,100	1,167,428
Persimmon PLC*	40,943	1,194,687
Taylor Wimpey PLC	446,370	1,230,796

		3,592,911

Household Products 0.5%
Reckitt Benckiser Group PLC	87,668	7,797,287

Industrial Conglomerates 0.0%†
Smiths Group PLC	53,960	730,035

Insurance 1.3%
Admiral Group PLC	27,751	705,093
Aviva PLC	562,132	3,876,894
Direct Line Insurance Group PLC	184,436	990,697
Legal & General Group PLC	803,701	2,805,176
Old Mutual PLC	682,219	1,664,384
Prudential PLC	355,732	6,988,777
RSA Insurance Group PLC	136,714	816,240
St James’s Place PLC	71,305	976,260
Standard Life PLC	267,280	1,396,504

		20,220,025

Internet Software & Services 0.0%†
Auto Trader Group PLC(c)	92,031	516,630

Machinery 0.1%
CNH Industrial NV	127,058	792,673
IMI PLC	37,062	427,961
Melrose Industries PLC*	1	2
Melrose Industries PLC*	133,828	457,660
Weir Group PLC (The)	28,356	351,088

		2,029,384

Media 0.9%
ITV PLC	523,650	2,001,848
Pearson PLC	114,315	1,290,558

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Media (continued)
RELX NV	139,751	$2,331,950
RELX PLC	155,207	2,730,785
Sky PLC	141,137	2,183,761
WPP PLC	178,508	3,882,103

		14,421,005

Metals & Mining 0.4%
Anglo American PLC	192,546	768,012
Rio Tinto Ltd.	58,648	1,656,205
Rio Tinto PLC	171,684	4,209,996

		6,634,213

Multiline Retail 0.2%
Marks & Spencer Group PLC	223,782	1,358,786
Next PLC	19,926	1,974,996

		3,333,782

Multi-Utilities 0.6%
Centrica PLC	686,945	2,015,572
National Grid PLC	518,578	7,306,096

		9,321,668

Oil, Gas & Consumable Fuels 1.3%
BG Group PLC	466,854	7,064,816
BP PLC	2,515,974	13,586,820

		20,651,636

Personal Products 1.1%
Unilever NV, CVA	221,687	9,819,877
Unilever PLC	177,872	7,820,106

		17,639,983

Pharmaceuticals 1.6%
AstraZeneca PLC	174,285	11,222,309
GlaxoSmithKline PLC	670,542	13,813,487

		25,035,796

Professional Services 0.1%
Capita PLC	91,825	1,545,671
Intertek Group PLC	22,096	895,573

		2,441,244

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC (The)	134,354	1,423,267
Hammerson PLC	108,405	905,627
Intu Properties PLC	122,197	522,920
Land Securities Group PLC	107,729	1,689,552
Segro PLC	102,333	642,195

		5,183,561

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	193,682	2,762,947

Software 0.1%
Sage Group PLC (The)	150,469	1,341,295

Specialty Retail 0.2%
Dixons Carphone PLC	139,515	946,180
Kingfisher PLC	322,289	1,508,187
Sports Direct International PLC*	35,507	211,137

		2,665,504

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	61,519	1,054,253

Tobacco 1.3%
British American Tobacco PLC	256,871	14,313,750
Imperial Tobacco Group PLC	133,306	7,217,940

		21,531,690

Trading Companies & Distributors 0.2%
Ashtead Group PLC	69,922	902,014
Bunzl PLC	46,519	1,244,503
Travis Perkins PLC	33,119	866,560

		3,013,077

Water Utilities 0.1%
Severn Trent PLC	31,999	1,004,162
United Utilities Group PLC	94,403	1,291,588

		2,295,750

Wireless Telecommunication Services 0.7%
Vodafone Group PLC	3,654,141	11,745,696

		289,542,934

UNITED STATES 0.1%
Hotels, Restaurants & Leisure 0.1%
Carnival PLC	25,166	1,255,399

Total Common Stocks (cost $1,517,632,865)		1,577,713,072

Preferred Stocks 0.5%

	Shares	Market Value

GERMANY 0.5%
Automobiles 0.3%
Bayerische Motoren Werke AG - Preference Shares	7,228	497,666
Porsche Automobil Holding SE - Preference Shares	20,891	947,453
Volkswagen AG - Preference Shares	25,520	2,971,844

		4,416,963

Chemicals 0.0%†
Fuchs Petrolub SE	9,984	409,472

Household Products 0.2%
Henkel AG & Co. KGaA	24,470	2,599,977

Total Preferred Stocks (cost $7,350,697)		7,426,412

Right 0.0%†

	Number of Rights	Market Value
ITALY 0.0%†
Energy Equipment & Services 0.0%†
Saipem SpA, expiring at an exercise price of $0.36 on 2/11/2016*(a)	34,214	107,486

Total Right (cost $814,344)		107,486

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

Mutual Fund 0.0%†

	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(d)(e)	671,920	$671,920

Total Mutual Fund (cost $671,920)		671,920

Repurchase Agreement 0.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $7,194,206, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $7,337,882.(e)	$7,194,002	7,194,002

Total Repurchase Agreement (cost $7,194,002)		7,194,002

Total Investments (cost $1,533,663,828)(f) — 98.9%		1,593,112,892
Other assets in excess of liabilities — 1.1%		17,501,369

NET ASSETS — 100.0%		$1,610,614,261

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $7,535,207.
(b)	Fair valued security.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $3,123,414 which represents 0.19% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2016.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $7,865,922.
(f)	At January 31, 2016, the tax basis cost of the Fund’s investments was $1,634,488,626, tax unrealized appreciation and depreciation were $240,119,555 and $(281,495,289), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
DJ	Dow Jones
FDR	Fiduciary Depositary Receipt
FTSE	Financial Times Stock Exchange
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SC	Partnership with full liability
SCA	Limited partnership with share capital
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SGX	Singapore Exchange
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
246	DJ Euro Stoxx 50	03/18/16	$8,069,372	$(291,546)
73	FTSE 100 Index	03/18/16	6,248,343	83,755
76	SGX Nikkei 225 Index	03/10/16	5,554,124	(225,440)
31	SPI 200 Index	03/17/16	2,723,333	6,212

			$22,595,172	$(427,019)

At January 31, 2016 the fund had $1,576,626 segregated as collateral with the broker for open futures contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$16,694,129	$—	$16,694,129
Air Freight & Logistics	—	6,141,148	—	6,141,148
Airlines	—	4,394,815	—	4,394,815
Auto Components	—	20,920,148	—	20,920,148
Automobiles	484,072	58,593,993	—	59,078,065
Banks	677,243	186,375,290	—	187,052,533
Beverages	—	45,907,122	—	45,907,122
Biotechnology	—	7,542,441	—	7,542,441
Building Products	—	11,866,269	—	11,866,269
Capital Markets	—	29,207,830	—	29,207,830
Chemicals	—	53,589,819	—	53,589,819
Commercial Services & Supplies	—	9,968,097	—	9,968,097
Communications Equipment	1,484,223	7,331,893	—	8,816,116
Construction & Engineering	—	12,936,867	—	12,936,867
Construction Materials	—	9,252,966	—	9,252,966
Consumer Finance	—	1,732,298	—	1,732,298
Containers & Packaging	—	2,767,525	—	2,767,525

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stock (continued)
Distributors	$—	$428,719	$—	$428,719
Diversified Consumer Services	—	262,867	—	262,867
Diversified Financial Services	—	18,829,553	—	18,829,553
Diversified Telecommunication Services	494,421	55,165,147	—	55,659,568
Electric Utilities	—	29,372,317	—	29,372,317
Electrical Equipment	—	19,420,329	—	19,420,329
Electronic Equipment, Instruments & Components	—	18,362,008	—	18,362,008
Energy Equipment & Services	—	2,701,319	—	2,701,319
Food & Staples Retailing	—	27,649,571	—	27,649,571
Food Products	—	54,174,029	—	54,174,029
Gas Utilities	—	8,705,578	—	8,705,578
Health Care Equipment & Supplies	—	15,320,057	—	15,320,057
Health Care Providers & Services	—	9,473,516	—	9,473,516
Health Care Technology	—	582,562	—	582,562
Hotels, Restaurants & Leisure	224,028	19,846,514	—	20,070,542
Household Durables	—	16,325,884	—	16,325,884
Household Products	—	12,600,651	—	12,600,651
Independent Power and Renewable Electricity Producers	—	1,429,852	—	1,429,852
Industrial Conglomerates	—	22,251,077	—	22,251,077
Information Technology Services	—	9,321,814	—	9,321,814
Insurance	815,516	90,424,470	—	91,239,986
Internet & Catalog Retail	—	1,711,258	—	1,711,258
Internet Software & Services	—	2,700,358	—	2,700,358
Leisure Products	—	3,301,427	—	3,301,427
Life Sciences Tools & Services	—	1,771,243	—	1,771,243
Machinery	—	36,157,607	—	36,157,607
Marine	—	3,664,972	—	3,664,972
Media	308,232	28,013,928	—	28,322,160
Metals & Mining	—	27,880,480	—	27,880,480
Multiline Retail	—	6,711,945	—	6,711,945
Multi-Utilities	—	20,301,414	—	20,301,414
Oil, Gas & Consumable Fuels	—	72,510,300	—	72,510,300
Paper & Forest Products	—	3,093,028	—	3,093,028
Personal Products	9,819,877	20,017,117	—	29,836,994
Pharmaceuticals	—	153,880,822	—	153,880,822
Professional Services	—	10,292,303	—	10,292,303
Real Estate Investment Trusts (REITs)	—	28,497,841	—	28,497,841
Real Estate Management & Development	511,680	30,025,370	—	30,537,050
Road & Rail	—	20,664,683	—	20,664,683
Semiconductors & Semiconductor Equipment	1,224,149	12,155,365	—	13,379,514
Software	1,060,435	18,051,781	—	19,112,216
Specialty Retail	—	17,519,970	—	17,519,970
Technology Hardware, Storage & Peripherals	—	9,945,075	—	9,945,075
Textiles, Apparel & Luxury Goods	—	26,534,493	—	26,534,493
Tobacco	—	28,435,571	—	28,435,571
Trading Companies & Distributors	368,274	17,835,844	—	18,204,118
Transportation Infrastructure	—	9,392,323	—	9,392,323
Water Utilities	—	2,295,750	—	2,295,750
Wireless Telecommunication Services	—	29,008,170	—	29,008,170

Total Common Stocks	$17,472,150	$1,560,240,922	$—	$1,577,713,072

Futures Contracts	89,967	—	—	89,967
Mutual Fund	671,920	—	—	671,920
Preferred Stocks	—	7,426,412	—	7,426,412
Repurchase Agreement	—	7,194,002	—	7,194,002
Right	107,486	—	—	107,486

Total Assets	$18,341,523	$1,574,861,336	$—	$1,593,202,859

Liabilities:
Futures Contracts	$(516,986)	$—	$—	$(516,986)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide International Index Fund (Continued)

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Total Liabilities	$(516,986)	$—	$—	$(516,986)

Total	$17,824,537	$1,574,861,336	$—	$1,592,685,873

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

a) During the period ended January 31, 2016, there were 5 transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer and at January 31, 2016, was $9,615,110 and $8,046,557, respectively. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At January 31, 2016, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification

b) During the period ended January 31, 2016, there was a transfer of an international common stock from Level 2 to Level 1. The market value at the time of the transfer and at January 31, 2016, was $10,251,464 and $9,819,877, respectively. The investment was previously valued using the last quoted sales price from the local exchange on which it traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At January 31, 2016, the Fund valued this security at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

During the period ended January 31, 2016, the Fund held 2 common stocks investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk and currency risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s SDs in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$89,967

Total		$89,967

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(516,986)

Total		$(516,986)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 10.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	11,739,545	$104,364,558

Total Alternative Assets (cost $113,584,360)		104,364,558

Equity Funds 85.8%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	4,195,882	31,049,528
Nationwide International Index Fund, Institutional Class(a)	41,697,831	291,467,839
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	9,602,904	145,772,083
Nationwide S&P 500 Index Fund, Institutional Class(a)	23,328,486	303,270,319
Nationwide Small Cap Index Fund, Institutional Class(a)	10,389,460	121,244,995

Total Equity Funds (cost $835,687,896)		892,804,764

Fixed Income Funds 4.2%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	3,419,672	32,110,722
Nationwide Core Plus Bond Fund, Institutional Class(a)	1,144,371	11,592,475

Total Fixed Income Funds (cost $45,784,269)		43,703,197

Total Mutual Funds (cost $995,056,525)		1,040,872,519

Total Investments (cost $995,056,525)(b) — 100.1%		1,040,872,519
Liabilities in excess of other assets — (0.1)%		(575,675)

NET ASSETS — 100.0%		$1,040,296,844

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $1,047,700,408, tax unrealized appreciation and depreciation were $41,423,589 and $(48,251,478), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 76.1%

	Shares	Market Value
Alternative Assets 8.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	4,900,758	$43,567,742

Total Alternative Assets (cost $47,026,070)		43,567,742

Equity Funds 17.1%
Nationwide International Index Fund, Institutional Class(a)	3,132,322	21,894,930
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,092,774	16,588,309
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,126,987	27,650,835
Nationwide Small Cap Index Fund, Institutional Class(a)	464,072	5,415,726
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,771,632	22,003,668

Total Equity Funds (cost $98,441,598)		93,553,468

Fixed Income Funds 51.0%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	1,158,144	10,874,968
Nationwide Bond Index Fund, Institutional Class(a)	13,264,272	146,702,845
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,193,275	22,217,874
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	6,587,745	65,284,554
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	3,516,129	33,157,093

Total Fixed Income Funds (cost $286,008,744)		278,237,334

Total Mutual Funds (cost $431,476,412)		415,358,544

Fixed Contract 23.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$130,019,004	130,019,004

Total Fixed Contract (cost $130,019,004)		130,019,004

Total Investments (cost $561,495,416)(d) — 99.9%		545,377,548
Other assets in excess of liabilities — 0.1%		563,960

NET ASSETS — 100.0%		$545,941,508

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $563,818,467, tax unrealized appreciation and depreciation were $52,326 and $(18,493,245), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$130,019,004	$130,019,004
Mutual Funds	415,358,544	—	—	415,358,544

Total	$415,358,544	$—	$130,019,004	$545,377,548

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$130,435,078	$130,435,078
Interest Income from Affiliates	1,062,584	1,062,584
Purchases	4,958,895	4,958,895
Sales	(6,437,553)	(6,437,553)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/16	$130,019,004	$130,019,004

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$130,019,004	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25 - 3.30%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 91.9%

	Shares	Market Value
Alternative Assets 14.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	24,571,755	$218,442,906

Total Alternative Assets (cost $238,152,673)		218,442,906

Equity Funds 54.3%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	2,057,542	15,225,813
Nationwide International Index Fund, Institutional Class(a)	39,325,330	274,884,056
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	9,036,125	137,168,374
Nationwide S&P 500 Index Fund, Institutional Class(a)	22,490,605	292,377,863
Nationwide Small Cap Index Fund, Institutional Class(a)	6,290,355	73,408,445
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	3,725,076	46,265,449

Total Equity Funds (cost $799,911,531)		839,330,000

Fixed Income Funds 23.5%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	5,117,811	48,056,249
Nationwide Bond Index Fund, Institutional Class(a)	14,078,214	155,705,049
Nationwide Core Plus Bond Fund, Institutional Class(a)	6,314,608	63,966,981
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	6,444,712	63,867,099
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	3,481,040	32,826,208

Total Fixed Income Funds (cost $376,179,455)		364,421,586

Total Mutual Funds (cost $1,414,243,659)		1,422,194,492

Fixed Contract 8.1%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$124,905,038	124,905,038

Total Fixed Contract (cost $124,905,038)		124,905,038

Total Investments (cost $1,539,148,697)(d) — 100.0%		1,547,099,530
Liabilities in excess of other assets — 0.0%†		(659,061)

NET ASSETS — 100.0%		$1,546,440,469

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $1,579,074,860, tax unrealized appreciation and depreciation were $30,240,508 and $(62,215,838), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$124,905,038	$124,905,038
Mutual Funds	1,422,194,492	—	—	1,422,194,492

Total	$1,422,194,492	$—	$124,905,038	$1,547,099,530

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderate Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$134,243,622	$134,243,622
Interest Income from Affiliates	1,063,051	1,063,051
Purchases	—	—
Sales	(10,401,635)	(10,401,635)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/16	$124,905,038	$124,905,038

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$124,905,038	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25 - 3.30%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.1%
Nationwide Portfolio Completion Fund, Institutional Class(a)	23,412,328	$208,135,596

Total Alternative Assets (cost $226,777,644)		208,135,596

Equity Funds 74.6%
Nationwide Bailard Emerging Markets Equity Fund, Institutional Class(a)	4,632,933	34,283,704
Nationwide International Index Fund, Institutional Class(a)	61,324,115	428,655,563
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	13,531,441	205,407,269
Nationwide S&P 500 Index Fund, Institutional Class(a)	33,251,378	432,267,913
Nationwide Small Cap Index Fund, Institutional Class(a)	12,797,853	149,350,941
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	2,811,933	34,924,214

Total Equity Funds (cost $1,194,266,386)		1,284,889,604

Fixed Income Funds 13.4%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	5,699,516	53,518,459
Nationwide Bond Index Fund, Institutional Class(a)	7,971,265	88,162,196
Nationwide Core Plus Bond Fund, Institutional Class(a)	8,707,888	88,210,904

Total Fixed Income Funds (cost $235,594,270)		229,891,559

Total Mutual Funds (cost $1,656,638,300)		1,722,916,759

Total Investments (cost $1,656,638,300)(b) — 100.1%		1,722,916,759
Liabilities in excess of other assets — (0.1)%		(878,831)

NET ASSETS — 100.0%		$1,722,037,928

(a)	Investment in affiliate.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $1,725,872,779, tax unrealized appreciation and depreciation were $80,264,432 and $(83,220,452), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

At January 31, 2016, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 83.9%

	Shares	Market Value
Alternative Assets 10.2%
Nationwide Portfolio Completion Fund, Institutional Class(a)	6,050,580	$53,789,655

Total Alternative Assets (cost $58,523,872)		53,789,655

Equity Funds 35.0%
Nationwide International Index Fund, Institutional Class(a)	7,348,569	51,366,495
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,014,139	30,574,627
Nationwide S&P 500 Index Fund, Institutional Class(a)	5,204,639	67,660,309
Nationwide Small Cap Index Fund, Institutional Class(a)	1,264,001	14,750,889
Nationwide Ziegler Equity Income Fund, Institutional Class(a)	1,664,364	20,671,401

Total Equity Funds (cost $184,048,842)		185,023,721

Fixed Income Funds 38.7%
Nationwide Amundi Global High Yield Fund, Institutional Class(a)	1,721,736	16,167,100
Nationwide Bond Index Fund, Institutional Class(a)	9,618,505	106,380,662
Nationwide Core Plus Bond Fund, Institutional Class(a)	2,173,800	22,020,595
Nationwide HighMark Short Term Bond Fund, Institutional Class(a)	4,386,049	43,465,750
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	1,755,816	16,557,341

Total Fixed Income Funds (cost $211,469,413)		204,591,448

Total Mutual Funds (cost $454,042,127)		443,404,824

Fixed Contract 16.1%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$85,087,751	85,087,751

Total Fixed Contract (cost $85,087,751)		85,087,751

Total Investments (cost $539,129,878)(d) — 100.0%		528,492,575
Liabilities in excess of other assets — 0.0%†		(164,329)

NET ASSETS — 100.0%		$528,328,246

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $547,898,542, tax unrealized appreciation and depreciation were $2,552,449 and $(21,958,416), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$—	$85,087,751	$85,087,751
Mutual Funds	443,404,824	—	—	443,404,824

Total	$443,404,824	$—	$85,087,751	$528,492,575

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$88,609,884	$88,609,884
Interest Income from Affiliates	711,004	711,004
Purchases	287,597	287,597
Sales	(4,520,734)	(4,520,734)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/16	$85,087,751	$85,087,751

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$85,087,751	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25 - 3.30%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.2%

	Shares	Market Value
Aerospace & Defense 1.9%
B/E Aerospace, Inc.	80,524	$3,257,196
Curtiss-Wright Corp.	35,222	2,430,318
Esterline Technologies Corp.*	22,781	1,793,093
Huntington Ingalls Industries, Inc.	36,189	4,627,849
KLX, Inc.*	40,660	1,188,492
Orbital ATK, Inc.	45,320	4,089,224
Teledyne Technologies, Inc.*	27,304	2,218,450
Triumph Group, Inc.	37,993	968,821

		20,573,443

Airlines 1.1%
Alaska Air Group, Inc.	97,166	6,840,486
JetBlue Airways Corp.*	242,713	5,172,214

		12,012,700

Auto Components 0.4%
Dana Holding Corp.	117,786	1,400,475
Gentex Corp.	224,581	3,074,514

		4,474,989

Automobiles 0.2%
Thor Industries, Inc.	35,176	1,844,278

Banks 5.2%
Associated Banc-Corp.	115,808	2,032,430
BancorpSouth, Inc.	65,165	1,360,645
Bank of Hawaii Corp.	33,351	1,998,726
Bank of the Ozarks, Inc.	62,655	2,778,123
Cathay General Bancorp	58,034	1,624,952
Commerce Bancshares, Inc.	64,572	2,655,846
Cullen/Frost Bankers, Inc.	42,249	2,022,037
East West Bancorp, Inc.	110,857	3,593,984
First Horizon National Corp.	184,373	2,347,068
First Niagara Financial Group, Inc.	273,315	2,675,754
FirstMerit Corp.	127,698	2,474,787
Fulton Financial Corp.	134,068	1,722,774
Hancock Holding Co.	59,625	1,428,615
International Bancshares Corp.	42,952	996,057
PacWest Bancorp	87,043	3,195,349
Prosperity Bancshares, Inc.	50,712	2,150,189
Signature Bank*	38,761	5,400,958
SVB Financial Group*	39,669	4,019,263
Synovus Financial Corp.	100,610	3,071,623
TCF Financial Corp.	130,602	1,568,530
Trustmark Corp.	52,045	1,126,254
Umpqua Holdings Corp.	169,648	2,456,503
Valley National Bancorp	172,102	1,514,498
Webster Financial Corp.	70,626	2,342,664

		56,557,629

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	7,357	1,318,742

Biotechnology 0.4%
United Therapeutics Corp.*	35,152	4,330,023

Building Products 1.3%
A.O. Smith Corp.	57,694	4,029,926
Fortune Brands Home & Security, Inc.	123,025	5,977,785
Lennox International, Inc.	30,891	3,701,359

		13,709,070

Capital Markets 1.7%
Eaton Vance Corp.	90,525	2,594,446
Federated Investors, Inc., Class B	72,980	1,845,664
Janus Capital Group, Inc.	112,434	1,415,544
Raymond James Financial, Inc.	98,147	4,299,820
SEI Investments Co.	106,540	4,180,630
Stifel Financial Corp.*	53,547	1,791,683
Waddell & Reed Financial, Inc., Class A	63,935	1,754,376
WisdomTree Investments, Inc.(a)	88,476	1,061,712

		18,943,875

Chemicals 2.9%
Albemarle Corp.	86,438	4,550,096
Ashland, Inc.	48,460	4,592,070
Cabot Corp.	48,200	1,944,388
Minerals Technologies, Inc.	26,770	1,097,302
NewMarket Corp.	7,757	2,941,997
Olin Corp.	127,198	2,154,734
PolyOne Corp.	66,473	1,798,759
RPM International, Inc.	102,495	4,022,929
Scotts Miracle-Gro Co. (The), Class A	35,067	2,408,402
Sensient Technologies Corp.	34,837	2,078,724
Valspar Corp. (The)	56,322	4,411,702

		32,001,103

Commercial Services & Supplies 1.8%
Clean Harbors, Inc.*	40,372	1,788,883
Copart, Inc.*	78,449	2,628,826
Deluxe Corp.	37,918	2,119,616
Herman Miller, Inc.	46,122	1,181,646
HNI Corp.	34,036	1,157,905
MSA Safety, Inc.	24,453	1,046,588
R.R. Donnelley & Sons Co.	160,776	2,246,041
Rollins, Inc.	72,410	1,994,895
Waste Connections, Inc.	94,269	5,653,312

		19,817,712

Communications Equipment 0.9%
ARRIS International PLC*	136,733	3,482,590
Ciena Corp.*	97,582	1,734,032
InterDigital, Inc.	27,278	1,228,601
NetScout Systems, Inc.*	76,368	1,645,730
Plantronics, Inc.	25,947	1,163,204
Polycom, Inc.*	102,035	1,039,737

		10,293,894

Construction & Engineering 0.5%
AECOM*	116,640	3,200,602
Granite Construction, Inc.	30,340	1,172,034
KBR, Inc.	111,136	1,584,799

		5,957,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Construction Materials 0.2%
Eagle Materials, Inc.	38,555	$2,064,235

Consumer Finance 0.2%
SLM Corp.*	328,259	2,100,858

Containers & Packaging 1.5%
AptarGroup, Inc.	48,108	3,507,073
Bemis Co., Inc.	73,935	3,539,268
Greif, Inc., Class A	19,802	523,367
Packaging Corp. of America	74,727	3,798,373
Silgan Holdings, Inc.	31,172	1,648,064
Sonoco Products Co.	77,760	3,072,298

		16,088,443

Distributors 0.8%
LKQ Corp.*	235,338	6,448,261
Pool Corp.	32,819	2,773,206

		9,221,467

Diversified Consumer Services 0.7%
DeVry Education Group, Inc.(a)	44,010	875,799
Graham Holdings Co., Class B	3,456	1,675,089
Service Corp. International	151,382	3,661,930
Sotheby’s	45,820	1,076,312

		7,289,130

Diversified Financial Services 1.6%
CBOE Holdings, Inc.	63,521	4,231,769
FactSet Research Systems, Inc.	31,931	4,812,002
MarketAxess Holdings, Inc.	28,729	3,339,171
MSCI, Inc.	71,189	4,900,651

		17,283,593

Electric Utilities 2.0%
Cleco Corp.	46,594	2,476,005
Great Plains Energy, Inc.	118,741	3,310,499
Hawaiian Electric Industries, Inc.	82,783	2,476,867
IDACORP, Inc.	38,781	2,698,770
OGE Energy Corp.	153,845	4,035,354
PNM Resources, Inc.	61,362	1,927,381
Westar Energy, Inc.	108,882	4,742,900

		21,667,776

Electrical Equipment 1.2%
Acuity Brands, Inc.	33,729	6,827,762
Hubbell, Inc.	41,915	3,790,373
Regal Beloit Corp.	34,406	1,933,961

		12,552,096

Electronic Equipment, Instruments & Components 3.6%
Arrow Electronics, Inc.*	72,053	3,717,935
Avnet, Inc.	101,695	4,059,664
Belden, Inc.	32,337	1,381,437
Cognex Corp.	65,362	2,107,924
FEI Co.	31,475	2,280,364
Ingram Micro, Inc., Class A	120,040	3,385,128
IPG Photonics Corp.*	28,056	2,267,766
Jabil Circuit, Inc.	145,810	2,903,077
Keysight Technologies, Inc.*	130,963	3,064,534
Knowles Corp.*(a)	68,131	926,582
National Instruments Corp.	77,471	2,207,924
SYNNEX Corp.	22,253	1,868,139
Tech Data Corp.*	27,019	1,685,986
Trimble Navigation Ltd.*	192,963	3,722,256
Vishay Intertechnology, Inc.(a)	104,340	1,195,736
Zebra Technologies Corp., Class A*	40,137	2,424,275

		39,198,727

Energy Equipment & Services 1.2%
Dril-Quip, Inc.*	29,549	1,732,753
Nabors Industries Ltd.	218,399	1,607,417
Noble Corp. PLC(a)	186,407	1,452,111
Oceaneering International, Inc.	75,377	2,551,511
Oil States International, Inc.*	39,139	1,104,894
Patterson-UTI Energy, Inc.(a)	113,382	1,630,433
Rowan Cos. PLC, Class A	96,153	1,216,335
Superior Energy Services, Inc.	116,122	1,197,218

		12,492,672

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.	30,050	3,628,237
SUPERVALU, Inc.*	204,853	932,081
United Natural Foods, Inc.*	38,669	1,354,189

		5,914,507

Food Products 2.4%
Dean Foods Co.	70,379	1,406,172
Flowers Foods, Inc.	143,829	2,954,248
Hain Celestial Group, Inc. (The)*	79,319	2,885,625
Ingredion, Inc.	55,116	5,551,284
Lancaster Colony Corp.	14,969	1,522,048
Post Holdings, Inc.*	47,825	2,797,762
Tootsie Roll Industries, Inc.(a)	13,367	438,705
TreeHouse Foods, Inc.*	42,088	3,340,104
WhiteWave Foods Co. (The)*	135,740	5,124,185

		26,020,133

Gas Utilities 1.9%
Atmos Energy Corp.	78,198	5,412,866
National Fuel Gas Co.	65,200	2,955,516
ONE Gas, Inc.	40,179	2,272,524
Questar Corp.	134,696	2,746,452
UGI Corp.	132,845	4,516,730
WGL Holdings, Inc.	38,389	2,564,001

		20,468,089

Health Care Equipment & Supplies 4.4%
Align Technology, Inc.*	55,726	3,685,717
Cooper Cos., Inc. (The)	37,451	4,911,699
Halyard Health, Inc.*	35,910	890,568
Hill-Rom Holdings, Inc.	43,678	2,134,981
Hologic, Inc.*	189,609	6,435,329
IDEXX Laboratories, Inc.*	70,076	4,915,131
LivaNova PLC*(a)	32,733	1,832,393
ResMed, Inc.	107,582	6,099,899
Sirona Dental Systems, Inc.*	43,062	4,577,060
STERIS PLC	66,126	4,578,564
Teleflex, Inc.	32,049	4,348,729
West Pharmaceutical Services, Inc.	55,535	3,177,713

		47,587,783

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services 2.9%
Amsurg Corp.*	41,566	$3,042,216
Centene Corp.*	91,829	5,698,908
Community Health Systems, Inc.*	91,048	1,955,711
Health Net, Inc.*	59,545	3,943,070
LifePoint Health, Inc.*	33,531	2,340,129
MEDNAX, Inc.*	72,446	5,032,099
Molina Healthcare, Inc.*	31,539	1,731,807
Owens & Minor, Inc.	48,445	1,678,619
VCA, Inc.*	62,124	3,185,097
WellCare Health Plans, Inc.*	33,976	2,581,496

		31,189,152

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	145,611	2,006,520

Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.	45,880	2,282,071
Buffalo Wild Wings, Inc.*	14,672	2,234,546
Cheesecake Factory, Inc. (The)	34,862	1,683,835
Cracker Barrel Old Country Store, Inc.(a)	18,442	2,420,144
Domino’s Pizza, Inc.	42,099	4,796,339
Dunkin’ Brands Group, Inc.(a)	71,367	2,809,005
International Speedway Corp., Class A	20,572	702,328
Jack in the Box, Inc.	27,574	2,140,845
Panera Bread Co., Class A*	18,334	3,556,796
Wendy’s Co. (The)	168,544	1,724,205

		24,350,114

Household Durables 2.4%
CalAtlantic Group, Inc.	58,734	1,908,268
Jarden Corp.*	159,568	8,465,082
KB Home(a)	70,213	762,513
M.D.C. Holdings, Inc.	30,129	655,607
NVR, Inc.*	2,834	4,678,934
Tempur Sealy International, Inc.*	47,945	2,893,001
Toll Brothers, Inc.*	124,916	3,450,180
TRI Pointe Group, Inc.*	112,191	1,182,493
Tupperware Brands Corp.	38,794	1,801,206

		25,797,284

Household Products 0.1%
Energizer Holdings, Inc.	48,070	1,540,163

Independent Power and Renewable Electricity Producers 0.0%†
Talen Energy Corp.*	47,814	341,870

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	50,078	4,190,527

Information Technology Services 4.1%
Acxiom Corp.*	59,992	1,121,850
Broadridge Financial Solutions, Inc.	91,355	4,892,974
Computer Sciences Corp.	106,915	3,428,764
Convergys Corp.	75,137	1,836,348
CoreLogic, Inc.*	67,907	2,424,280
DST Systems, Inc.	25,059	2,641,469
Gartner, Inc.*	63,831	5,610,107
Global Payments, Inc.	100,059	5,898,478
Jack Henry & Associates, Inc.	61,575	4,998,659
Leidos Holdings, Inc.(a)	49,429	2,279,665
MAXIMUS, Inc.	50,332	2,686,219
NeuStar, Inc., Class A*(a)	39,703	975,900
Science Applications International Corp.	31,874	1,358,470
VeriFone Systems, Inc.*	88,552	2,071,231
WEX, Inc.*	29,769	2,161,527

		44,385,941

Insurance 5.6%
Alleghany Corp.*	11,996	5,733,128
American Financial Group, Inc.	55,179	3,916,605
Arthur J. Gallagher & Co.	136,119	5,123,519
Aspen Insurance Holdings Ltd.	46,826	2,177,877
Brown & Brown, Inc.	90,134	2,726,553
CNO Financial Group, Inc.	143,258	2,492,689
Endurance Specialty Holdings Ltd.	47,218	2,924,211
Everest Re Group Ltd.	33,188	5,938,661
First American Financial Corp.	83,773	2,879,278
Genworth Financial, Inc., Class A*	383,229	1,065,377
Hanover Insurance Group, Inc. (The)	33,316	2,714,921
Kemper Corp.	37,116	1,282,729
Mercury General Corp.	27,218	1,263,732
Old Republic International Corp.	187,312	3,386,601
Primerica, Inc.	37,257	1,676,938
Reinsurance Group of America, Inc.	50,651	4,266,334
RenaissanceRe Holdings Ltd.	33,779	3,805,204
StanCorp Financial Group, Inc.	32,622	3,740,439
W.R. Berkley Corp.	75,981	3,810,447

		60,925,243

Internet & Catalog Retail 0.1%
HSN, Inc.	24,659	1,160,453

Internet Software & Services 0.5%
comScore, Inc.*	36,212	1,395,248
j2 Global, Inc.	35,512	2,574,975
Rackspace Hosting, Inc.*	88,200	1,782,522

		5,752,745

Leisure Products 0.8%
Brunswick Corp.	70,138	2,794,999
Polaris Industries, Inc. (a)	46,970	3,468,265
Vista Outdoor, Inc.*	47,999	2,314,032

		8,577,296

Life Sciences Tools & Services 1.5%
Bio-Rad Laboratories, Inc., Class A*	16,018	2,044,057
Bio-Techne Corp.	28,651	2,369,151
Charles River Laboratories International, Inc.*	35,918	2,666,193
Mettler-Toledo International, Inc.*	21,075	6,593,314
PAREXEL International Corp.*	41,014	2,623,255

		16,295,970

Machinery 4.2%
AGCO Corp.	56,659	2,763,259
CLARCOR, Inc.	38,439	1,801,252
Crane Co.	38,021	1,815,883
Donaldson Co., Inc.(a)	95,036	2,678,114
Graco, Inc.	43,074	3,130,618
IDEX Corp.	58,948	4,274,319
ITT Corp.	68,948	2,237,363
Joy Global, Inc.(a)	75,092	748,667

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Kennametal, Inc.	61,328	$1,085,506
Lincoln Electric Holdings, Inc.	50,797	2,704,432
Nordson Corp.	41,339	2,498,116
Oshkosh Corp.	57,632	1,897,822
Terex Corp.	83,585	1,872,304
Timken Co. (The)	55,625	1,476,844
Toro Co. (The)	42,223	3,146,458
Trinity Industries, Inc.	117,755	2,522,312
Valmont Industries, Inc.(a)	17,749	1,891,866
Wabtec Corp.	74,324	4,753,020
Woodward, Inc.	43,826	2,024,323

		45,322,478

Marine 0.2%
Kirby Corp.*	41,607	2,107,395

Media 1.5%
AMC Networks, Inc., Class A*(a)	46,919	3,415,234
Cable One, Inc.	3,428	1,474,006
Cinemark Holdings, Inc.	81,270	2,396,652
DreamWorks Animation SKG, Inc., Class A*(a)	54,758	1,403,995
John Wiley & Sons, Inc., Class A	37,803	1,580,166
Live Nation Entertainment, Inc.*	112,237	2,547,780
Meredith Corp.	29,036	1,228,513
New York Times Co. (The), Class A	95,547	1,263,131
Time, Inc.	84,567	1,268,505

		16,577,982

Metals & Mining 1.4%
Allegheny Technologies, Inc.(a)	84,131	789,149
Carpenter Technology Corp.	37,842	1,050,494
Commercial Metals Co.	89,642	1,247,817
Compass Minerals International, Inc.	25,963	1,943,330
Reliance Steel & Aluminum Co.	55,190	3,142,518
Royal Gold, Inc.	50,297	1,498,348
Steel Dynamics, Inc.	186,524	3,422,715
United States Steel Corp.(a)	112,685	788,795
Worthington Industries, Inc.	35,637	1,090,136

		14,973,302

Multiline Retail 0.3%
Big Lots, Inc.	38,174	1,480,388
J.C. Penney Co., Inc.*(a)	235,347	1,708,619

		3,189,007

Multi-Utilities 1.2%
Alliant Energy Corp.	87,329	5,706,077
Black Hills Corp.(a)	39,425	1,942,864
MDU Resources Group, Inc.	150,427	2,539,208
Vectren Corp.	63,713	2,665,752

		12,853,901

Oil, Gas & Consumable Fuels 1.6%
California Resources Corp.	234,353	335,125
Denbury Resources, Inc.(a)	266,164	415,216
Energen Corp.	60,704	2,141,030
Gulfport Energy Corp.*	83,388	2,464,115
HollyFrontier Corp.	140,904	4,927,413
QEP Resources, Inc.	123,899	1,588,385
SM Energy Co.(a)	52,366	732,077
Western Refining, Inc.	53,407	1,757,090
World Fuel Services Corp.	54,527	2,123,826
WPX Energy, Inc.*	180,254	976,977

		17,461,254

Paper & Forest Products 0.3%
Domtar Corp.	48,418	1,561,480
Louisiana-Pacific Corp.*	110,054	1,730,049

		3,291,529

Personal Products 0.4%
Avon Products, Inc.	335,416	1,137,060
Edgewell Personal Care Co.	46,248	3,422,815

		4,559,875

Pharmaceuticals 0.3%
Akorn, Inc.*	61,709	1,603,817
Catalent, Inc.*	75,783	1,783,174

		3,386,991

Professional Services 0.6%
CEB, Inc.	25,493	1,503,577
FTI Consulting, Inc.*	32,320	1,095,325
ManpowerGroup, Inc.	56,712	4,329,961

		6,928,863

Real Estate Investment Trusts (REITs) 9.6%
Alexandria Real Estate Equities, Inc.	55,851	4,422,282
American Campus Communities, Inc.	86,535	3,651,777
Camden Property Trust	66,915	5,105,615
Care Capital Properties, Inc.	64,559	1,932,897
Communications Sales & Leasing, Inc.	92,783	1,782,361
Corporate Office Properties Trust	72,825	1,623,998
Corrections Corp. of America	90,305	2,601,687
Douglas Emmett, Inc.	107,420	3,177,484
Duke Realty Corp.	265,980	5,354,177
EPR Properties	46,033	2,759,678
Equity One, Inc.	69,467	1,925,625
Highwoods Properties, Inc.	73,436	3,105,609
Hospitality Properties Trust	116,746	2,754,038
Kilroy Realty Corp.	70,998	3,966,658
Lamar Advertising Co., Class A	63,160	3,543,908
LaSalle Hotel Properties	86,997	1,927,854
Liberty Property Trust	113,839	3,337,760
Mack-Cali Realty Corp.	68,803	1,430,414
Mid-America Apartment Communities, Inc.	58,070	5,448,127
National Retail Properties, Inc.	104,895	4,504,191
Omega Healthcare Investors, Inc.	126,801	4,020,860
Post Properties, Inc.	41,697	2,388,821
Potlatch Corp.	31,337	903,759
Rayonier, Inc.	95,336	2,010,636
Regency Centers Corp.	72,540	5,251,171
Senior Housing Properties Trust	182,940	2,648,971
Sovran Self Storage, Inc.	29,635	3,339,272
Tanger Factory Outlet Centers, Inc.	72,987	2,334,854
Taubman Centers, Inc.	46,402	3,296,398
UDR, Inc.	201,848	7,183,770
Urban Edge Properties	71,137	1,728,629
Weingarten Realty Investors	87,844	3,064,877

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
WP Glimcher, Inc.	142,753	$1,296,197

		103,824,355

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	35,393	1,072,408
Jones Lang LaSalle, Inc.	34,699	4,882,843

		5,955,251

Road & Rail 0.7%
Genesee & Wyoming, Inc., Class A*	43,830	2,173,091
Landstar System, Inc.	33,270	1,910,031
Old Dominion Freight Line, Inc.*	53,432	2,929,677
Werner Enterprises, Inc.	34,339	829,287

		7,842,086

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*(a)	493,075	1,084,765
Atmel Corp.	323,787	2,609,723
Cree, Inc.*(a)	79,383	2,225,106
Cypress Semiconductor Corp.*(a)	257,166	2,021,325
Fairchild Semiconductor International, Inc.*	87,356	1,789,924
Integrated Device Technology, Inc.*	113,032	2,880,055
Intersil Corp., Class A	102,088	1,327,144
Microsemi Corp.*	85,490	2,710,033
Silicon Laboratories, Inc.*	29,786	1,358,242
SunEdison, Inc.*(a)	243,991	763,692
Synaptics, Inc.*	27,912	2,046,229
Teradyne, Inc.	158,324	3,076,235

		23,892,473

Software 4.6%
ACI Worldwide, Inc.*	91,103	1,630,744
ANSYS, Inc.*	68,557	6,046,042
Cadence Design Systems, Inc.*	229,181	4,482,780
CDK Global, Inc.	122,818	5,410,133
CommVault Systems, Inc.*	32,462	1,217,974
Fair Isaac Corp.	23,940	2,287,946
Fortinet, Inc.*	112,801	3,174,220
Manhattan Associates, Inc.*	56,286	3,244,888
Mentor Graphics Corp.	76,928	1,337,009
PTC, Inc.*	88,230	2,612,490
SolarWinds, Inc.*	48,099	2,883,535
Solera Holdings, Inc.	51,802	2,810,776
Synopsys, Inc.*	120,137	5,153,877
Tyler Technologies, Inc.*	25,012	3,928,385
Ultimate Software Group, Inc. (The)*	22,076	3,877,208

		50,098,007

Specialty Retail 2.7%
Aaron’s, Inc.	49,772	1,138,783
Abercrombie & Fitch Co., Class A(a)	51,773	1,358,523
American Eagle Outfitters, Inc.(a)	137,946	2,019,529
Ascena Retail Group, Inc.*(a)	132,849	980,426
Cabela’s, Inc.*	37,915	1,595,084
Chico’s FAS, Inc.	107,390	1,115,782
CST Brands, Inc.	58,251	2,256,644
Dick’s Sporting Goods, Inc.	69,396	2,711,996
Foot Locker, Inc.	105,742	7,143,930
Guess?, Inc.	49,047	909,331
Murphy USA, Inc.*	30,181	1,745,971
Office Depot, Inc.*	380,449	1,959,312
Rent-A-Center, Inc.	40,882	556,813
Williams-Sonoma, Inc.	64,313	3,322,410

		28,814,534

Technology Hardware, Storage & Peripherals 0.5%
3D Systems Corp.*(a)	82,024	657,012
Diebold, Inc.	50,070	1,387,941
Lexmark International, Inc., Class A	47,620	1,343,360
NCR Corp.*	95,199	2,031,547

		5,419,860

Textiles, Apparel & Luxury Goods 1.0%
Carter’s, Inc.	40,052	3,893,855
Deckers Outdoor Corp.*	24,908	1,231,950
Fossil Group, Inc.*(a)	31,880	1,039,288
Kate Spade & Co.*	98,372	1,752,005
Skechers U.S.A., Inc., Class A*	100,124	2,822,496

		10,739,594

Thrifts & Mortgage Finance 0.7%
New York Community Bancorp, Inc.(a)	373,584	5,783,081
Washington Federal, Inc.	71,675	1,530,261

		7,313,342

Trading Companies & Distributors 0.7%
GATX Corp.(a)	32,664	1,338,571
MSC Industrial Direct Co., Inc., Class A	37,260	2,414,820
NOW, Inc.*(a)	82,587	1,119,880
Watsco, Inc.	19,808	2,301,888

		7,175,159

Water Utilities 0.4%
Aqua America, Inc.	135,915	4,285,400

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	72,760	1,687,304

Total Common Stocks (cost $891,276,635)		1,055,997,622

Mutual Fund 0.4%
	Shares	Market Value

Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	4,306,918	4,306,918

Total Mutual Fund (cost $4,306,918)		4,306,918

Repurchase Agreement 4.2%
	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $46,113,944, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $47,034,890.(c)	$46,112,637	46,112,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

Repurchase Agreement (continued)
Market Value
Total Repurchase Agreement (cost $46,112,637)	$46,112,637

Total Investments (cost $941,696,190) (d) — 101.8%	1,106,417,177
Liabilities in excess of other assets — (1.8%)	(19,917,991)

NET ASSETS — 100.0%	$1,086,499,186

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $50,883,866.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $50,419,555.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $957,357,800, tax unrealized appreciation and depreciation were $254,560,010 and $(105,500,633), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
231	S&P MID 400 E-Mini	03/18/16	$30,371,880	$(1,291,958)

At January 31, 2016, the Fund has $2,794,800 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,055,997,622	$—	$—	$1,055,997,622
Mutual Fund	4,306,918	—	—	4,306,918
Repurchase Agreement	—	46,112,637	—	46,112,637

Total Assets	$1,060,304,540	$46,112,637	$—	$1,106,417,177

Liabilities:
Futures Contracts	$(1,291,958)	$—	$—	$(1,291,958)

Total Liabilities	$(1,291,958)	$—	$—	$(1,291,958)

Total	$1,059,012,582	$46,112,637	$—	$1,105,125,219

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Mid Cap Market Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Liabilities:		Fair Value
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(1,291,958)

Total		$(1,291,958)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Money Market Fund

Certificates of Deposit 10.5%

	Principal Amount	Market Value
Banking 10.5%
Bank of Montreal, 0.79%, 08/11/16(a)	$13,000,000	$13,000,000
Bank of Nova Scotia, Toronto 0.46%, 05/16/16(a)	10,000,000	10,000,000
0.87%, 07/08/16	10,000,000	10,000,000
Canadian Imperial Bank of Commerce, 0.84%, 07/07/16	10,000,000	10,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.41%, 02/08/16	5,000,000	5,000,000
Rabobank Nederland NV, Utrecht, 0.63%, 03/18/16(a)	25,000,000	25,000,000
Standard Chartered Bank PLC, 0.64%, 05/05/16	10,000,000	9,999,870
Sumitomo Mitsui Banking Corp. 0.70%, 04/19/16	5,000,000	5,000,000
0.94%, 04/29/16(a)	1,000,000	1,000,459
Toronto Dominion Bank, 0.59%, 02/24/16(a)	10,000,000	10,000,000

		99,000,329

Total Certificates of Deposit (cost $99,000,329)		99,000,329

Commercial Paper 51.8%

	Principal Amount	Market Value
Banking 6.4%
ASB Finance Ltd., 0.92%, 08/26/16(b)	10,000,000	9,947,100
Bedford Row Funding Corp., 0.63%, 04/15/16(a)(b)	5,000,000	5,000,000
Gotham Funding Corp., 0.60%, 04/05/16(b)	10,000,000	9,989,333
LMA-Americas LLC, 0.60%, 03/08/16(b)	10,000,000	9,994,000
Manhattan Asset Funding Company LLC, 0.72%, 06/03/16(b)	10,000,000	9,975,400
Standard Chartered Bank PLC, 0.39%, 02/05/16(b)	6,000,000	5,999,740
Toronto Dominion Holdings (USA), Inc., 0.88%, 07/21/16(b)	10,000,000	9,958,200

		60,863,773

Chemicals 0.5%
BASF SE, 0.55%, 05/02/16(b)	5,000,000	4,993,049

Electric Power 4.7%
Electricite de France SA 0.39%, 02/16/16(b)	15,000,000	14,997,563
0.40%, 02/19/16(b)	5,000,000	4,999,000
0.41%, 02/25/16(b)	20,000,000	19,994,533
0.48%, 03/11/16(b)	4,000,000	3,997,920

		43,989,016

Electrical Equipment 1.0%
Emerson Electric Co., 0.35%, 02/01/16(b)	9,650,000	9,650,000

Finance-Automotive 2.7%
BMW US Capital LLC, 0.37%, 02/11/16(b)	$10,000,000	9,998,972
Toyota Credit Canada Inc., 0.65%, 04/28/16	5,000,000	4,992,146
Toyota Motor Credit Corp., 0.62%, 05/09/16	10,000,000	9,983,122

		24,974,240

Finance - Commercial 6.2%
Atlantic Asset Securitization LLC, 0.46%, 02/25/16(b)	8,000,000	7,997,547
CIESCO LLC, 0.48%, 02/10/16(b)	10,000,000	9,998,800
Fairway Finance Co. LLC 0.60%, 03/03/16(a)(b)	5,000,000	5,000,000
0.44%, 03/16/16(b)	10,000,000	9,994,622
0.60%, 04/19/16(a)(b)	5,000,000	5,000,000
0.76%, 06/06/16(b)	11,000,000	10,970,740
0.74%, 07/06/16(a)(b)	10,000,000	10,000,000

		58,961,709

Finance - Securities 3.2%
Anglesea Funding LLC 0.65%, 04/27/16(b)	20,000,000	19,968,944
0.85%, 07/25/16(b)	10,000,000	9,958,681

		29,927,625

Finance-Retail 16.9%
Barton Capital S.A. 0.54%, 03/03/16	10,000,000	9,995,350
0.63%, 04/11/16(b)	15,000,000	14,981,625
CAFCO LLC, 0.45%, 02/01/16(b)	2,500,000	2,500,000
Chariot Funding LLC, 0.92%, 09/20/16(b)	5,000,000	4,970,356
CHARTA LLC, 0.50%, 02/23/16(b)	10,000,000	9,996,944
CRC Funding LLC, 0.47%, 02/10/16(b)	10,000,000	9,998,825
Jupiter Securitization Co. LLC 0.85%, 07/01/16(b)	465,000	463,342
0.65%, 07/13/16(a)(b)	10,000,000	10,000,000
0.85%, 07/14/16(b)	5,000,000	4,980,639
Sheffield Receivables Co. LLC 0.43%, 03/01/16(b)	15,000,000	14,994,804
0.43%, 03/04/16(b)	2,500,000	2,499,045
0.43%, 03/08/16(b)	20,000,000	19,991,400
0.67%, 04/07/16(b)	5,500,000	5,493,244
0.86%, 06/03/16(b)	4,200,000	4,187,659
Starbird Funding Corp. 0.32%, 02/01/16(b)	15,000,000	15,000,000
0.33%, 02/02/16(b)	10,000,000	9,999,908
0.61%, 03/09/16(b)	10,000,000	9,993,731
0.63%, 05/02/16(b)	10,000,000	9,984,075

		160,030,947

Municipal 2.1%
Kaiser Foundation Hospital, 0.47%, 03/09/16	20,000,000	19,990,339

Oil & Oil Finance 3.2%
BP Capital Markets PLC 0.37%, 02/01/16(b)	500,000	500,000
0.45%, 02/05/16(b)	1,975,000	1,974,901

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Money Market Fund (Continued)

Commercial Paper (continued)

	Principal Amount	Market Value
Oil & Oil Finance (continued)
ConocoPhillips Qatar Funding Ltd. 0.31%, 02/19/16(b)	$5,000,000	$4,999,225
0.65%, 02/22/16(b)	1,525,000	1,524,422
0.75%, 03/07/16(b)	3,350,000	3,347,557
0.75%, 03/11/16(b)	4,845,000	4,841,064
0.75%, 03/15/16(b)	5,000,000	4,995,521
0.75%, 03/24/16(b)	8,000,000	7,991,333

		30,174,023

Sovereign 4.9%
Caisse des Depots et Consignations (CDC), 0.44%, 03/17/16(b)	6,000,000	5,996,737
Erste Abwicklungsanstalt 0.59%, 03/01/16(a)(b)	7,000,000	7,000,000
0.33%, 03/16/16(b)	3,015,000	3,013,784
Kells Funding, LLC 0.35%, 02/09/16(b)	10,000,000	9,999,222
0.41%, 03/02/16(b)	5,000,000	4,998,292
Ontario, Province of, 0.39%, 02/01/16	15,000,000	15,000,000

		46,008,035

Total Commercial Paper (cost $489,562,756)		489,562,756

Corporate Bonds 13.0%

	Principal Amount	Market Value
Banking 2.5%
ING Bank N.V., 1.38%, 03/07/16(b)	6,000,000	6,003,225
JPMorgan Chase & Co., 1.03%, 02/26/16(a)	2,000,000	2,000,590
Svenska Handelsbanken AB, 1.02%, 03/21/16(a)	500,000	500,107
Wells Fargo Bank NA, 0.77%, 08/19/16(a)	15,000,000	15,000,000

		23,503,922

Finance-Automotive 4.0%
BMW US Capital LLC 0.45%, 02/05/16(a)	10,000,000	10,000,000
0.55%, 05/27/16(a)	8,000,000	8,000,000
0.73%, 07/06/16(a)	15,000,000	15,000,000
Toyota Motor Credit Corp., 0.63%, 04/15/16(a)	5,000,000	5,000,000

		38,000,000

Finance-Commercial 1.9%
GE Capital International Funding Co., 0.96%, 04/15/16(b)	15,408,000	15,420,331
General Electric Capital Corp., 0.77%, 06/20/16(a)	2,500,000	2,501,520

		17,921,851

Finance-Equipment 0.1%
Caterpillar Financial Services Corp., 0.70%, 02/26/16	1,000,000	1,000,124

Insurance 0.3%
Metropolitan Life Global Funding I, 0.82%, 07/14/16(a)(b)	3,000,000	3,000,947

Oil & Oil Finance 4.1%
BP Capital Markets PLC, 3.20%, 03/11/16	38,392,000	38,499,283

Retail 0.1%
Wal-Mart Stores, Inc., 0.60%, 04/11/16	1,335,000	1,335,622

Total Corporate Bonds (cost $123,261,749)		123,261,749

Sovereign Bond 0.4%

	Principal Amount	Market Value
SUPRANATIONAL 0.4%
International Bank for Reconstruction & Development, 0.50%, 02/10/16	4,000,000	3,999,500

Total Sovereign Bond (cost $3,999,500)		3,999,500

Mutual Funds 10.6%

	Shares	Market Value
Asset Management 10.6%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.35%(c)	50,000,000	50,000,000
Federated Prime Obligations Fund, Institutional Shares, 0.36%(c)	49,974,914	49,974,914

Total Mutual Funds (cost $99,974,914)		99,974,914

U.S. Treasury Note 1.1%

	Principal Amount	Market Value
U.S. Treasury Note, 1.00%, 08/31/16	$10,000,000	10,039,285

Total U.S. Treasury Note (cost $10,039,285)		10,039,285

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Money Market Fund (Continued)

Repurchase Agreement 13.1%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.34%, dated 01/29/16, due 02/01/16, repurchase price $123,758,506, collateralized by U.S. Government Agency Securities, ranging from 0.63% - 5.30%, maturing 03/15/21 - 03/25/54; total market value $127,468,441.	$123,755,000	$123,755,000

Total Repurchase Agreement (cost $123,755,000)		123,755,000

Total Investments (cost $949,593,533)(d) — 100.5%		949,593,533
Liabilities in excess of other assets — (0.5)%		(4,256,470)

NET ASSETS — 100.0%		$945,337,063

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $454,026,302 which represents 48.03% of net assets.
(c)	Represents 7-day effective yield as of January 31, 2016.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $949,593,533, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AB	Stock Company
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Money Market Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Certificates of Deposit	$—	$99,000,329	$—	$99,000,329
Commercial Paper	—	489,562,756	—	489,562,756
Corporate Bonds	—	123,261,749	—	123,261,749
Mutual Funds	99,974,914	—	—	99,974,914
Repurchase Agreement	—	123,755,000	—	123,755,000
Sovereign Bond	—	3,999,500	—	3,999,500
U.S. Treasury Note	—	10,039,285	—	10,039,285

Total	$99,974,914	$849,618,619	$—	$949,593,533

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund

Common Stocks 10.6%
	Shares	Market Value
Real Estate Investment Trusts (REITs) 9.2%
Acadia Realty Trust	7,574	$258,273
Activia Properties, Inc.	52	233,595
Alexandria Real Estate Equities, Inc.	7,194	569,621
American Campus Communities, Inc.	11,667	492,347
American Homes 4 Rent, Class A	9,896	148,341
Apartment Investment & Management Co., Class A	16,709	654,157
Apple Hospitality REIT, Inc.	14,747	269,723
Artis Real Estate Investment Trust	8,600	74,158
Ascendas Real Estate Investment Trust	208,600	342,039
Ashford Hospitality Prime, Inc.	1,988	21,848
Ashford Hospitality Trust, Inc.	9,931	55,216
AvalonBay Communities, Inc.	13,665	2,343,411
Befimmo SCA Sicafi	1,642	94,187
Beni Stabili SpA SIIQ	107,461	72,606
Big Yellow Group PLC	12,890	141,957
Boardwalk Real Estate Investment Trust	2,500	78,592
Boston Properties, Inc.	15,794	1,835,421
Brandywine Realty Trust	21,551	276,499
British Land Co. PLC (The)	104,246	1,104,320
Brixmor Property Group, Inc.	4,720	125,646
BWP Trust	46,970	103,104
Cambridge Industrial Trust	32,641	11,940
Camden Property Trust	7,986	609,332
Canadian Apartment Properties REIT	5,200	111,023
Canadian Real Estate Investment Trust	3,900	114,280
CapitaLand Commercial Trust Ltd.	209,000	191,240
CapitaLand Mall Trust	246,500	346,327
Care Capital Properties, Inc.	8,620	258,083
CBL & Associates Properties, Inc.	18,166	195,285
Cedar Realty Trust, Inc.	10,078	71,151
Champion REIT	95,000	44,706
Charter Hall Retail REIT	26,426	77,683
Cofinimmo SA	1,566	170,554
Columbia Property Trust, Inc.	11,386	253,566
Corporate Office Properties Trust	9,428	210,244
Cousins Properties, Inc.	21,933	189,062
CubeSmart	17,657	552,488
Daiwa Office Investment Corp.	31	177,384
DCT Industrial Trust, Inc.	9,312	333,277
DDR Corp.	29,544	505,498
Derwent London PLC	11,543	535,371
Dexus Property Group	95,606	504,256
DiamondRock Hospitality Co.	20,707	171,868
Digital Realty Trust, Inc.	14,623	1,171,010
Douglas Emmett, Inc.	14,747	436,216
Duke Realty Corp.	38,671	778,447
DuPont Fabros Technology, Inc.	7,204	238,957
EastGroup Properties, Inc.	3,537	188,840
Education Realty Trust, Inc.	5,492	214,627
Equity Commonwealth *	12,002	322,734
Equity LifeStyle Properties, Inc.	7,535	496,707
Equity One, Inc.	9,302	257,851
Equity Residential	36,887	2,843,619
Essex Property Trust, Inc.	6,656	1,418,460
Eurocommercial Properties NV CVA-NL	4,735	206,973
Extra Space Storage, Inc.	12,634	1,145,777
Federal Realty Investment Trust	6,709	1,011,919
FelCor Lodging Trust, Inc.	13,502	93,974
First Industrial Realty Trust, Inc.	12,522	257,828
First Potomac Realty Trust	5,002	48,970
Fonciere des Regions	4,917	417,781
Franklin Street Properties Corp.	8,115	79,202
Frasers Commercial Trust	12,000	9,814
Frontier Real Estate Investment Corp.	49	199,375
Fukuoka REIT Corp.	61	99,713
Gecina SA	3,488	448,373
General Growth Properties, Inc.	60,023	1,683,045
Goodman Group	172,281	754,371
Goodman Property Trust	63,688	51,874
GPT Group (The)	178,643	624,908
Great Portland Estates PLC	38,998	427,710
Growthpoint Properties Ltd.	233,405	336,578
H&R Real Estate Investment Trust	12,280	165,235
Hammerson PLC	75,446	630,284
HCP, Inc.	47,057	1,691,229
Healthcare Realty Trust, Inc.	8,000	232,320
Hersha Hospitality Trust	5,267	92,541
Highwoods Properties, Inc.	10,342	437,363
Hospitality Properties Trust	16,556	390,556
Host Hotels & Resorts, Inc.	76,441	1,058,708
Hulic Reit, Inc.	89	129,522
Hyprop Investments Ltd.	21,574	137,752
Inland Real Estate Corp.	7,088	75,913
Intu Properties PLC	78,796	337,193
Investa Office Fund	54,546	152,557
Is Gayrimenkul Yatirim Ortakligi AS	29,552	16,957
Japan Excellent, Inc.	124	138,147
Japan Prime Realty Investment Corp.	88	316,862
Japan Real Estate Investment Corp.	126	669,312
Japan Rental Housing Investments, Inc.	115	78,042
Japan Retail Fund Investment Corp.	254	538,040
Kenedix Realty Investment Corp.	40	202,679
Kenedix Residential Investment Corp.	28	65,233
Keppel REIT	96,500	60,760
Kilroy Realty Corp.	9,649	539,090
Kimco Realty Corp.	43,802	1,190,976
Kite Realty Group Trust	8,788	232,882
Kiwi Property Group Ltd.	106,705	95,010
KLCCP Stapled Group	14,900	25,190
Klepierre	21,190	918,417
Land Securities Group PLC	80,479	1,262,180
LaSalle Hotel Properties	11,576	256,524
Liberty Property Trust	15,740	461,497
Link REIT	214,000	1,227,715
LTC Properties, Inc.	2,592	115,422
Macerich Co. (The)	13,253	1,033,336
Mack-Cali Realty Corp.	8,922	185,488
Mapletree Logistics Trust	134,000	88,660
Mercialys SA	1,330	27,158
Mid-America Apartment Communities, Inc.	7,312	686,012
Monogram Residential Trust, Inc.	10,683	93,156
Mori Hills REIT Investment Corp.	117	148,214
MORI TRUST Sogo Reit, Inc.	96	160,096

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust	1,192	$20,729
New York REIT, Inc.	14,824	152,391
Nippon Building Fund, Inc.	141	729,287
Orix JREIT, Inc.	201	280,220
Parkway Properties, Inc.	9,211	124,072
Pebblebrook Hotel Trust	7,973	194,701
Pennsylvania Real Estate Investment Trust	7,461	146,086
Piedmont Office Realty Trust, Inc., Class A	14,576	269,802
Post Properties, Inc.	5,199	297,851
Premier Investment Corp.	125	139,856
Prologis, Inc.	53,925	2,128,420
PS Business Parks, Inc.	1,742	150,822
Public Storage	14,468	3,668,506
Ramco-Gershenson Properties Trust	8,596	146,906
Regency Centers Corp.	9,685	701,097
Retail Opportunity Investments Corp.	10,321	190,835
Rexford Industrial Realty, Inc.	4,224	68,809
RioCan Real Estate Investment Trust	17,400	307,285
RLJ Lodging Trust	11,727	214,487
Rouse Properties, Inc.	3,906	68,355
SA Corporate Real Estate Fund Nominees Pty Ltd.	222,799	61,011
Scentre Group	529,774	1,654,886
Segro PLC	74,899	470,032
Senior Housing Properties Trust	21,424	310,220
Shaftesbury PLC	24,237	290,951
Simon Property Group, Inc.	31,391	5,847,516
SL Green Realty Corp.	10,539	1,018,173
Smart Real Estate Investment Trust	6,500	143,651
Sovran Self Storage, Inc.	3,595	405,085
Starhill Global REIT	13,000	6,729
Sun Communities, Inc.	5,461	363,648
Sunstone Hotel Investors, Inc.	23,248	276,186
Suntec Real Estate Investment Trust	230,700	257,675
Tanger Factory Outlet Centers, Inc.	6,564	209,982
Taubman Centers, Inc.	5,864	416,579
Tier REIT, Inc.	3,079	47,324
Tokyu REIT, Inc.	85	100,004
Top REIT, Inc.	18	64,888
UDR, Inc.	27,333	972,781
Unibail-Rodamco SE	10,222	2,576,574
United Urban Investment Corp.	273	373,634
Universal Health Realty Income Trust	2,743	139,427
Urban Edge Properties	8,330	202,419
Vastned Retail NV	2,351	102,934
Ventas, Inc.	33,069	1,829,377
Vornado Realty Trust	18,223	1,612,007
Washington Real Estate Investment Trust	6,967	175,777
Weingarten Realty Investors	13,205	460,722
Welltower, Inc.	35,495	2,208,499
Wereldhave NV	3,032	165,642
Westfield Corp.	192,789	1,372,389
Workspace Group PLC	11,843	136,624
WP Glimcher, Inc.	18,293	166,100
Xenia Hotels & Resorts, Inc.	10,299	150,674

		82,150,197

Real Estate Management & Development 1.4%
Aeon Mall Co., Ltd.	13,230	202,199
Atrium European Real Estate Ltd.*	8,053	27,712
Ayala Land, Inc.	578,100	383,629
BR Malls Participacoes SA	50,400	149,569
Brookfield Asset Management, Inc., Class A	88,000	2,656,521
Buwog AG*	2,366	48,635
CA Immobilien Anlagen AG*	6,327	108,506
Capital & Counties Properties PLC	72,177	381,939
CapitaLand Ltd.	284,200	617,795
Castellum AB	16,072	239,611
Central Pattana PCL	108,400	136,545
Daibiru Corp.	9,100	73,163
Echo Investment SA*	18,995	33,940
Fabege AB	15,777	244,599
First Capital Realty, Inc.	4,100	54,788
Forest City Realty Trust, Inc., Class A*	21,036	414,409
Global Logistic Properties Ltd.	338,500	401,181
Grainger PLC	33,832	111,749
Hang Lung Properties Ltd.	215,000	396,595
Heiwa Real Estate Co., Ltd.	6,800	70,434
Hongkong Land Holdings Ltd.	114,400	708,840
Hulic Co., Ltd.	32,900	283,688
Hysan Development Co., Ltd.	41,342	160,187
Immofinanz AG*	97,998	184,692
Kungsleden AB	17,608	117,751
Mitsui Fudosan Co., Ltd.	104,000	2,448,252
NTT Urban Development Corp.	16,300	160,031
PSP Swiss Property AG REG*	3,953	336,857
Robinsons Land Corp.	97,400	51,319
SM Prime Holdings, Inc.	1,118,075	500,117
Swiss Prime Site AG REG*	6,032	482,730
Tokyu Fudosan Holdings Corp.	60,100	394,150
Wheelock & Co., Ltd.	85,000	325,420

		12,907,553

Total Common Stocks (cost $90,384,049)		95,057,750

Commodity-Linked Notes 4.6%

	Principal Amount	Market Value
JPMorgan Chase Bank NA Commodity Note, three-month U.S. Dollar LIBOR-0.15% due 01/17/17 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	$22,581,000	22,667,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

Commodity-Linked Notes 4.6%

	Principal Amount	Market Value
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 12/12/16 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	$11,940,000	$9,551,930
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 01/09/17 (indexed to the Bloomberg Roll Select Commodity Total Return Index)(a)(b)(c)	9,800,000	9,100,800

Total Commodity-Linked Notes (cost $44,321,000)		41,320,688

Mutual Fund 46.2%

	Shares	Market Value
Money Market Fund 46.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(d)	412,750,919	412,750,919

Total Mutual Fund (cost $412,750,919)		412,750,919

Total Investments (cost $547,455,968)(e) — 61.4%		549,129,357
Other assets in excess of liabilities — 38.6%		344,957,410

NET ASSETS — 100.0%		$894,086,767

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2016. The maturity date represents the actual maturity date.
(b)	Security is linked to the Bloomberg Roll Select Commodity Total Return Index. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Bloomberg Roll Select Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at January 31, 2016 was $41,320,688 which represents 4.62% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2016.
(e)	At January 31, 2016, the tax basis cost of the Fund’s investments was $547,525,276, tax unrealized appreciation and depreciation were $11,687,850 and $(10,083,769), respectively.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
CVA	Dutch Certificate
LIBOR	London Interbank Offered Rate
Ltd.	Limited
NA	National Association
NL	Netherlands
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

At January 31, 2016, the Fund’s open swap contracts were as follows:

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Received by Fund	Notional Amount[2]	Implied Credit Spread as of January 31, 2016[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX Emerging Markets Index Series 24	1.00%	$180,890,000	3.710%	12/20/20	$(19,991,176)	$(407,596)
Markit CDX North America High Yield Index Series 25	5.00%	160,800,000	5.037%	12/20/20	3,465,022	(2,814,937)

					$(16,526,154)	$(3,222,533)

CDX Credit Default Swap Index

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Total	Return Swap

Counterparty	Payments made by Fund	Payments Received by Fund	Notional Amount	Termination Date	Upfront Premium (Received)/ Paid	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Three-month U.S. Dollar LIBOR	MSCI Emerging Markets Index	$84,116,980	07/06/16	$0	$(5,495,183)

					$0	$(5,495,183)

At January 31, 2016, the Fund has $7,630,000 segregated as collateral with Deutsche Bank AG for open credit default and total return swap contracts.

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
90	Australian 10 Year Bond Future	03/15/16	$8,243,264	$174,138
94	Canadian 10 Year Bond Future	03/21/16	9,584,524	313,160
717	EURO-BUND Future	03/08/16	126,878,208	2,311,768
62	Japan 10 Year Bond Treasury Future	03/14/16	77,033,329	949,039
114	Long GILT Future	03/29/16	19,544,612	500,829

			$241,283,937	$4,248,934

GILT Government Index-Linked Treasury

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$41,320,688	$—	$41,320,688

Common Stocks
Real Estate Investment Trusts (REITs)	58,273,153	23,877,044	—	82,150,197
Real Estate Management & Development	3,934,082	8,973,471	—	12,907,553

Total Common Stocks	$62,207,235	$32,850,515	$—	$95,057,750

Futures Contracts	4,248,934	—	—	4,248,934
Mutual Fund	412,750,919	—	—	412,750,919

Total Assets	$479,207,088	$74,171,203	$—	$553,378,291

Liabilities:
Swap Contracts*	$—	$(8,717,716)	$—	$(8,717,716)

Total Liabilities	$—	$(8,717,716)	$—	$(8,717,716)

Total	$479,207,088	$65,453,487	$—	$544,660,575

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

*	The total return swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts and financial futures contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended January 31, 2016. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to create synthetic long exposure to domestic and emerging markets indices. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums received or paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under “Swap contracts, at value.” These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of January 31, 2016 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash fledged for centrally cleared credit default swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations.

Total Return Swaps. The Fund entered into total return swaps to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index. Total return swaps are agreement in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. The Fund has segregated liquid assets to cover its obligations under the total return swap contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Portfolio Completion Fund (Continued)

The Fund entered into total return swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of a total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to total return swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the counterparty to a total return swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Total return swaps are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and /or foreign index. Total return swaps are generally categorized as Level 2 investments within the hierarchy.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of equities and interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$4,248,934

Total		$4,248,934

Liabilities:		Fair Value
Swap Contracts(a)
Credit risk	Swap contracts, at value	$(3,222,533)
Equity risk	Swap contracts, at value	(5,495,183)

Total		$(8,717,716)

(a)	The total retrun swap contract is included in the table at value. Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 69.1%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Portfolio Completion Fund, Institutional Class(a)	208,067	$1,849,718

Total Alternative Assets (cost $1,977,832)		1,849,718

Equity Funds 26.1%
Nationwide International Index Fund, Institutional Class(a)	211,772	1,480,288
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	61,011	926,142
Nationwide S&P 500 Index Fund, Institutional Class(a)	142,286	1,849,719
Nationwide Small Cap Index Fund, Institutional Class(a)	47,705	556,712

Total Equity Funds (cost $5,533,216)		4,812,861

Fixed Income Funds 33.0%
Nationwide Bond Index Fund, Institutional Class(a)	468,235	5,178,682
Nationwide Inflation-Protected Securities Fund, Institutional Class*(a)	98,002	924,161

Total Fixed Income Funds (cost $6,167,424)		6,102,843

Total Mutual Funds (cost $13,678,472)		12,765,422

Exchange Traded Funds 16.0%

	Shares	Market Value
Fixed Income Funds 16.0%
iShares iBoxx $ High Yield Corporate Bond ETF	6,987	553,929
iShares Intermediate Credit Bond ETF	22,270	2,402,042

Total Exchange Traded Funds (cost $3,065,870)		2,955,971

Fixed Contract 14.9%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.25%(a)(b)(c)	$2,761,446	2,761,446

Total Fixed Contract (cost $2,761,446)		2,761,446

Total Investments (cost $19,505,788)(d) — 100.0%		18,482,839
Liabilities in excess of other assets — 0.0%†		(525)

NET ASSETS — 100.0%		$18,482,314

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Fair valued security.
(c)	The Nationwide Fixed Contract interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $19,843,274, tax unrealized appreciation and depreciation were $0 and $(1,360,435), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Retirement Income Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$2,955,971	$—	$—	$2,955,971
Fixed Contract	—	—	2,761,446	2,761,446
Mutual Funds	12,765,422	—	—	12,765,422

Total	$15,721,393	$—	$2,761,446	$18,482,839

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Retirement Income Fund (Continued)

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Fixed Contract	Total
Balance as of 10/31/15	$2,754,852	$2,754,852
Interest Income from Affiliates	22,419	22,419
Purchases	309,728	309,728
Sales	(325,553)	(325,553)
Change in Net Appreciation/(Depreciation)	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 01/31/16	$2,761,446	$2,761,446

Amounts designated as “—” are zero or have been rounded to zero.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Fair Value at 01/31/16	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Fixed Contract	$2,761,446	Discounted Cash Flow	Daily Transactions	daily
			Interest Rate	3.25 - 3.30%
			Redemption Feature	daily
			Non Assignment Feature	daily
			Termination Feature	daily

*	NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Fixed Contract on a daily basis at par. The Fund cannot assign or transfer its interest in the Nationwide Fixed Contract to any party. If the Fund transferred its interest in the Nationwide Fixed Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Fixed Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 97.3%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	81,662	$9,810,056
General Dynamics Corp.	38,532	5,154,426
Honeywell International, Inc.	99,933	10,313,085
L-3 Communications Holdings, Inc.	10,165	1,187,679
Lockheed Martin Corp.	34,268	7,230,548
Northrop Grumman Corp.	23,649	4,376,484
Precision Castparts Corp.	17,841	4,191,743
Raytheon Co.	39,043	5,006,874
Rockwell Collins, Inc.	17,044	1,378,519
Textron, Inc.	35,486	1,214,331
United Technologies Corp.	106,966	9,379,848

		59,243,593

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	18,624	1,206,276
Expeditors International of Washington, Inc.	24,172	1,090,641
FedEx Corp.	34,052	4,524,830
United Parcel Service, Inc., Class B	90,267	8,412,884

		15,234,631

Airlines 0.6%
American Airlines Group, Inc.	81,732	3,186,731
Delta Air Lines, Inc.	101,980	4,516,694
Southwest Airlines Co.	84,330	3,172,495
United Continental Holdings, Inc.*	48,341	2,333,903

		13,209,823

Auto Components 0.3%
BorgWarner, Inc.	29,065	853,349
Delphi Automotive PLC	36,318	2,358,491
Goodyear Tire & Rubber Co. (The)	34,869	990,628
Johnson Controls, Inc.	83,982	3,012,434

		7,214,902

Automobiles 0.5%
Ford Motor Co.	505,410	6,034,596
General Motors Co.	183,624	5,442,615
Harley-Davidson, Inc.	24,878	995,120

		12,472,331

Banks 5.5%
Bank of America Corp.	1,350,147	19,091,079
BB&T Corp.	101,160	3,303,886
Citigroup, Inc.	386,275	16,447,589
Citizens Financial Group, Inc.	68,370	1,452,862
Comerica, Inc.	22,917	786,053
Fifth Third Bancorp	102,998	1,627,368
Huntington Bancshares, Inc.	103,300	886,314
JPMorgan Chase & Co.	477,319	28,400,481
KeyCorp	108,319	1,208,840
M&T Bank Corp.(a)	20,746	2,285,794
People’s United Financial, Inc.	40,227	578,062
PNC Financial Services Group, Inc. (The)	65,846	5,705,556
Regions Financial Corp.	169,276	1,374,521
SunTrust Banks, Inc.	66,080	2,417,206
U.S. Bancorp	213,201	8,540,832
Wells Fargo & Co.	602,703	30,273,772
Zions Bancorporation	26,489	600,771

		124,980,986

Beverages 2.4%
Brown-Forman Corp., Class B	13,179	1,289,433
Coca-Cola Co. (The)	507,525	21,782,973
Coca-Cola Enterprises, Inc.	27,074	1,256,775
Constellation Brands, Inc., Class A	22,452	3,423,481
Dr. Pepper Snapple Group, Inc.	24,493	2,298,423
Molson Coors Brewing Co., Class B	23,595	2,134,876
Monster Beverage Corp.*	19,452	2,626,604
PepsiCo, Inc.	188,905	18,758,266

		53,570,831

Biotechnology 2.8%
Alexion Pharmaceuticals, Inc.*	29,217	4,263,637
Amgen, Inc.	97,811	14,938,674
Baxalta, Inc.	75,652	3,026,837
Biogen, Inc.*	28,903	7,892,253
Celgene Corp.*	101,873	10,219,899
Gilead Sciences, Inc.	186,873	15,510,459
Regeneron Pharmaceuticals, Inc.*	10,067	4,229,046
Vertex Pharmaceuticals, Inc.*	31,862	2,891,477

		62,972,282

Building Products 0.1%
Allegion PLC	12,437	753,185
Masco Corp.	43,630	1,151,395

		1,904,580

Capital Markets 1.9%
Affiliated Managers Group, Inc.*	7,007	940,269
Ameriprise Financial, Inc.	22,577	2,046,605
Bank of New York Mellon Corp. (The)	141,720	5,133,098
BlackRock, Inc.	16,374	5,145,693
Charles Schwab Corp. (The)	155,345	3,965,958
E*TRADE Financial Corp.*	37,980	894,809
Franklin Resources, Inc.	49,136	1,703,054
Goldman Sachs Group, Inc. (The)	51,436	8,310,000
Invesco Ltd.	54,961	1,644,983
Legg Mason, Inc.	13,969	427,731
Morgan Stanley	195,829	5,068,054
Northern Trust Corp.	28,183	1,749,601
State Street Corp.	52,319	2,915,738
T. Rowe Price Group, Inc.	32,559	2,310,061

		42,255,654

Chemicals 1.9%
Air Products & Chemicals, Inc.	25,141	3,185,616
Airgas, Inc.	8,410	1,177,400
CF Industries Holdings, Inc.	30,222	906,660
Dow Chemical Co. (The)	145,812	6,124,104
E.I. du Pont de Nemours & Co.	113,641	5,995,699
Eastman Chemical Co.	19,270	1,179,517
Ecolab, Inc.	34,462	3,717,416

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Chemicals (continued)
FMC Corp.	17,327	$618,920
International Flavors & Fragrances, Inc.	10,406	1,217,086
LyondellBasell Industries NV, Class A	46,623	3,635,195
Monsanto Co.	57,032	5,167,099
Mosaic Co. (The)	43,483	1,047,940
PPG Industries, Inc.	34,916	3,321,210
Praxair, Inc.	36,935	3,693,500
Sherwin-Williams Co. (The)	10,262	2,623,686

		43,611,048

Commercial Services & Supplies 0.4%
ADT Corp. (The)(a)	21,387	632,627
Cintas Corp.	11,339	974,247
Pitney Bowes, Inc.	25,273	494,845
Republic Services, Inc.	31,068	1,357,672
Stericycle, Inc.*	11,020	1,326,257
Tyco International PLC	54,818	1,885,191
Waste Management, Inc.	53,843	2,850,987

		9,521,826

Communications Equipment 1.3%
Cisco Systems, Inc.	658,196	15,658,483
F5 Networks, Inc.*	9,126	855,836
Harris Corp.	16,133	1,403,087
Juniper Networks, Inc.	46,030	1,086,308
Motorola Solutions, Inc.	20,834	1,391,086
QUALCOMM, Inc.	194,901	8,836,812

		29,231,612

Construction & Engineering 0.1%
Fluor Corp.	18,363	824,315
Jacobs Engineering Group, Inc.*	15,892	623,443
Quanta Services, Inc.*	20,716	387,390

		1,835,148

Construction Materials 0.1%
Martin Marietta Materials, Inc.	8,577	1,077,100
Vulcan Materials Co.	17,287	1,524,713

		2,601,813

Consumer Finance 0.7%
American Express Co.	108,480	5,803,680
Capital One Financial Corp.	68,989	4,527,058
Discover Financial Services	55,431	2,538,186
Navient Corp.	46,980	449,129
Synchrony Financial*	108,120	3,072,770

		16,390,823

Containers & Packaging 0.3%
Avery Dennison Corp.	11,813	719,293
Ball Corp.	17,677	1,181,354
International Paper Co.	53,756	1,838,993
Owens-Illinois, Inc.*	20,832	269,566
Sealed Air Corp.	25,600	1,037,568
WestRock Co.	33,339	1,176,200

		6,222,974

Distributors 0.1%
Genuine Parts Co.	19,549	1,684,537

Diversified Consumer Services 0.0%†
H&R Block, Inc.	30,584	1,041,385

Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B*	242,922	31,523,988
CME Group, Inc.	43,858	3,940,641
Intercontinental Exchange, Inc.	15,398	4,061,992
Leucadia National Corp.	43,225	715,806
McGraw Hill Financial, Inc.	35,049	2,979,866
Moody’s Corp.	22,303	1,988,090
Nasdaq, Inc.	14,908	924,296

		46,134,679

Diversified Telecommunication Services 2.6%
AT&T, Inc.	797,707	28,765,315
CenturyLink, Inc.	71,188	1,809,599
Frontier Communications Corp.	151,478	689,225
Level 3 Communications, Inc.*	37,419	1,826,421
Verizon Communications, Inc.	527,596	26,363,972

		59,454,532

Electric Utilities 1.9%
American Electric Power Co., Inc.	63,643	3,880,314
Duke Energy Corp.	89,254	6,720,826
Edison International	42,247	2,610,865
Entergy Corp.	23,131	1,632,586
Eversource Energy	41,129	2,212,740
Exelon Corp.	119,237	3,525,838
FirstEnergy Corp.	54,855	1,813,506
NextEra Energy, Inc.	59,716	6,670,874
Pepco Holdings, Inc.	32,886	877,399
Pinnacle West Capital Corp.	14,374	953,140
PPL Corp.	87,109	3,054,042
Southern Co. (The)	117,859	5,765,662
Xcel Energy, Inc.	65,806	2,515,105

		42,232,897

Electrical Equipment 0.4%
AMETEK, Inc.	30,846	1,451,304
Eaton Corp. PLC	60,010	3,031,105
Emerson Electric Co.	84,874	3,902,507
Rockwell Automation, Inc.	17,118	1,635,967

		10,020,883

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	39,972	1,981,412
Corning, Inc.	153,394	2,854,662
FLIR Systems, Inc.	17,912	523,747
TE Connectivity Ltd.	50,091	2,863,202

		8,223,023

Energy Equipment & Services 1.0%
Baker Hughes, Inc.	56,546	2,460,317
Cameron International Corp.*	24,782	1,627,186
Diamond Offshore Drilling, Inc.(a)	8,358	155,375
Ensco PLC, Class A	30,540	298,681
FMC Technologies, Inc.*	29,562	743,484
Halliburton Co.	110,971	3,527,768
Helmerich & Payne, Inc.(a)	13,977	710,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
National Oilwell Varco, Inc.	48,722	$1,585,414
Schlumberger Ltd.	163,523	11,817,807
Transocean Ltd.(a)	44,335	461,971

		23,388,035

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	56,717	8,571,073
CVS Health Corp.	143,582	13,868,585
Kroger Co. (The)	126,222	4,898,676
Sysco Corp.	68,075	2,710,066
Walgreens Boots Alliance, Inc.	112,944	9,003,896
Wal-Mart Stores, Inc.	203,437	13,500,079
Whole Foods Market, Inc.	44,251	1,296,997

		53,849,372

Food Products 1.8%
Archer-Daniels-Midland Co.	77,377	2,735,277
Campbell Soup Co.	23,289	1,313,733
ConAgra Foods, Inc.	56,134	2,337,420
General Mills, Inc.	77,500	4,379,525
Hershey Co. (The)	18,631	1,641,577
Hormel Foods Corp.	17,493	1,406,612
J.M. Smucker Co. (The)	15,518	1,991,270
Kellogg Co.	33,087	2,429,909
Keurig Green Mountain, Inc.	15,063	1,344,373
Kraft Heinz Co. (The)	77,099	6,018,348
McCormick & Co., Inc., Non-Voting Shares	15,079	1,326,500
Mead Johnson Nutrition Co.	25,562	1,852,989
Mondelez International, Inc., Class A	206,062	8,881,272
Tyson Foods, Inc., Class A	38,336	2,045,609

		39,704,414

Gas Utilities 0.0%†
AGL Resources, Inc.	15,592	991,028

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	193,426	7,321,174
Baxter International, Inc.	70,930	2,596,038
Becton, Dickinson and Co.	27,326	3,972,381
Boston Scientific Corp.*	174,427	3,057,705
C.R. Bard, Inc.	9,581	1,755,910
DENTSPLY International, Inc.	18,136	1,068,029
Edwards Lifesciences Corp.*	27,971	2,187,612
Intuitive Surgical, Inc.*	4,845	2,620,418
Medtronic PLC	182,331	13,842,570
St. Jude Medical, Inc.	36,652	1,937,425
Stryker Corp.	40,954	4,060,589
Varian Medical Systems, Inc.*	12,563	968,984
Zimmer Biomet Holdings, Inc.	22,196	2,203,175

		47,592,010

Health Care Providers & Services 2.6%
Aetna, Inc.	45,215	4,604,696
AmerisourceBergen Corp.	25,331	2,268,644
Anthem, Inc.	33,852	4,417,347
Cardinal Health, Inc.	42,658	3,471,081
Cigna Corp.	33,403	4,462,641
DaVita HealthCare Partners, Inc.*	21,615	1,450,799
Express Scripts Holding Co.*	87,691	6,302,352
HCA Holdings, Inc.*	40,703	2,832,115
Henry Schein, Inc.*	10,753	1,628,434
Humana, Inc.	19,220	3,128,824
Laboratory Corp. of America Holdings*	13,123	1,474,369
McKesson Corp.	29,838	4,803,321
Patterson Cos., Inc.	10,830	459,842
Quest Diagnostics, Inc.	18,588	1,220,674
Tenet Healthcare Corp.*	12,924	350,499
UnitedHealth Group, Inc.	123,586	14,232,164
Universal Health Services, Inc., Class B	11,825	1,331,968

		58,439,770

Health Care Technology 0.1%
Cerner Corp.*	39,480	2,290,235

Hotels, Restaurants & Leisure 1.9%
Carnival Corp.	59,684	2,872,591
Chipotle Mexican Grill, Inc.*	4,045	1,832,264
Darden Restaurants, Inc.	14,954	942,999
Marriott International, Inc., Class A(a)	25,006	1,532,368
McDonald’s Corp.	119,064	14,737,742
Royal Caribbean Cruises Ltd.	22,251	1,823,692
Starbucks Corp.	192,529	11,699,987
Starwood Hotels & Resorts Worldwide, Inc.	21,875	1,361,500
Wyndham Worldwide Corp.	15,056	977,134
Wynn Resorts Ltd.(a)	10,537	709,561
Yum! Brands, Inc.	55,918	4,046,786

		42,536,624

Household Durables 0.4%
D.R. Horton, Inc.	42,550	1,170,550
Garmin Ltd.	15,303	538,360
Harman International Industries, Inc.	9,217	685,653
Leggett & Platt, Inc.	17,648	732,568
Lennar Corp., Class A(a)	23,216	978,554
Mohawk Industries, Inc.*	8,244	1,371,884
Newell Rubbermaid, Inc.	34,634	1,343,107
PulteGroup, Inc.	41,197	690,462
Whirlpool Corp.	10,140	1,362,715

		8,873,853

Household Products 2.0%
Church & Dwight Co., Inc.	17,003	1,428,252
Clorox Co. (The)	16,739	2,160,168
Colgate-Palmolive Co.	116,301	7,853,807
Kimberly-Clark Corp.	47,069	6,044,601
Procter & Gamble Co. (The)	352,767	28,817,536

		46,304,364

Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	87,248	828,856
NRG Energy, Inc.	40,739	433,463

		1,262,319

Industrial Conglomerates 2.5%
3M Co.	79,838	12,055,538

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Industrial Conglomerates (continued)
Danaher Corp.	77,307	$6,698,651
General Electric Co.	1,223,773	35,611,794
Roper Technologies, Inc.	13,071	2,296,183

		56,662,166

Information Technology Services 3.6%
Accenture PLC, Class A	81,017	8,550,534
Alliance Data Systems Corp.*	7,928	1,583,935
Automatic Data Processing, Inc.	59,803	4,969,031
Cognizant Technology Solutions Corp., Class A*	78,846	4,991,740
CSRA, Inc.	17,856	478,184
Fidelity National Information Services, Inc.	35,974	2,148,727
Fiserv, Inc.*	29,634	2,802,191
International Business Machines Corp.	115,728	14,441,697
MasterCard, Inc., Class A	128,397	11,431,185
Paychex, Inc.	41,608	1,991,359
PayPal Holdings, Inc.*	144,155	5,209,762
Teradata Corp.*	17,246	419,768
Total System Services, Inc.	21,949	881,472
Visa, Inc., Class A	252,388	18,800,382
Western Union Co. (The)	65,518	1,168,841
Xerox Corp.	123,398	1,203,130

		81,071,938

Insurance 2.6%
Aflac, Inc.	55,334	3,207,159
Allstate Corp. (The)	50,221	3,043,393
American International Group, Inc.	160,399	9,059,335
Aon PLC	35,518	3,119,546
Assurant, Inc.	8,538	694,225
Chubb Ltd.	59,767	6,757,841
Cincinnati Financial Corp.	19,122	1,102,001
Hartford Financial Services Group, Inc. (The)	53,113	2,134,080
Lincoln National Corp.	32,089	1,266,232
Loews Corp.	36,298	1,343,389
Marsh & McLennan Cos., Inc.	67,641	3,607,294
MetLife, Inc.	144,141	6,435,896
Principal Financial Group, Inc.	35,303	1,341,514
Progressive Corp. (The)	75,790	2,368,437
Prudential Financial, Inc.	58,221	4,080,128
Torchmark Corp.	14,873	808,199
Travelers Cos., Inc. (The)	39,447	4,222,407
Unum Group	31,567	904,079
Willis Towers Watson plc	17,826	2,040,542
XL Group PLC	38,610	1,399,998

		58,935,695

Internet & Catalog Retail 1.9%
Amazon.com, Inc.*	49,842	29,257,254
Expedia, Inc.	15,261	1,541,971
Netflix, Inc.*	55,418	5,089,589
Priceline Group, Inc. (The)*	6,456	6,875,446
TripAdvisor, Inc.*	14,652	978,168

		43,742,428

Internet Software & Services 4.4%
Akamai Technologies, Inc.*	23,073	1,052,590
Alphabet, Inc., Class A*	37,776	28,760,758
Alphabet, Inc., Class C*	38,529	28,625,121
eBay, Inc.*	143,230	3,360,176
Facebook, Inc., Class A*	294,402	33,034,848
VeriSign, Inc.*(a)	12,724	961,934
Yahoo!, Inc.*	112,655	3,324,449

		99,119,876

Leisure Products 0.1%
Hasbro, Inc.	14,544	1,080,328
Mattel, Inc.	44,003	1,214,043

		2,294,371

Life Sciences Tools & Services 0.6%
Agilent Technologies, Inc.	42,972	1,617,895
Illumina, Inc.*	18,984	2,998,523
PerkinElmer, Inc.	14,515	701,365
Thermo Fisher Scientific, Inc.	51,750	6,834,105
Waters Corp.*	10,590	1,283,614

		13,435,502

Machinery 1.1%
Caterpillar, Inc.	75,497	4,698,933
Cummins, Inc.	21,299	1,914,567
Deere & Co.(a)	40,425	3,113,129
Dover Corp.	20,094	1,174,494
Flowserve Corp.	16,970	655,721
Illinois Tool Works, Inc.	42,420	3,820,770
Ingersoll-Rand PLC	33,850	1,742,260
PACCAR, Inc.	45,832	2,248,976
Parker-Hannifin Corp.	17,633	1,713,222
Pentair PLC	23,373	1,101,336
Snap-on, Inc.	7,531	1,216,709
Stanley Black & Decker, Inc.	19,415	1,831,611
Xylem, Inc.	23,258	836,125

		26,067,853

Media 3.0%
Cablevision Systems Corp., Class A	28,859	920,891
CBS Corp. Non-Voting Shares, Class B	56,237	2,671,257
Comcast Corp., Class A	316,624	17,639,123
Discovery Communications, Inc., Class A*	19,386	534,860
Discovery Communications, Inc., Class C*	33,451	910,202
Interpublic Group of Cos., Inc. (The)	52,690	1,182,364
News Corp., Class A	49,474	641,678
News Corp., Class B	12,767	170,439
Omnicom Group, Inc.	31,413	2,304,144
Scripps Networks Interactive, Inc., Class A	12,269	748,041
TEGNA, Inc.	28,747	690,215
Time Warner Cable, Inc.	36,722	6,683,771
Time Warner, Inc.	103,666	7,302,233
Twenty-First Century Fox, Inc., Class A	151,807	4,094,235
Twenty-First Century Fox, Inc., Class B	55,913	1,515,242

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Viacom, Inc., Class B	45,016	$2,054,530
Walt Disney Co. (The)	197,213	18,896,950

		68,960,175

Metals & Mining 0.2%
Alcoa, Inc.(a)	169,880	1,238,425
Freeport-McMoRan, Inc.(a)	149,878	689,439
Newmont Mining Corp.	68,609	1,369,436
Nucor Corp.	41,444	1,619,217

		4,916,517

Multiline Retail 0.7%
Dollar General Corp.	37,725	2,831,638
Dollar Tree, Inc.*	30,446	2,475,869
Kohl’s Corp.	24,614	1,224,547
Macy’s, Inc.	40,763	1,647,233
Nordstrom, Inc.(a)	17,643	866,271
Target Corp.	79,882	5,785,054

		14,830,612

Multi-Utilities 1.2%
Ameren Corp.	31,462	1,413,273
CenterPoint Energy, Inc.	55,791	996,985
CMS Energy Corp.	35,928	1,396,881
Consolidated Edison, Inc.	38,018	2,638,069
Dominion Resources, Inc.	77,195	5,571,163
DTE Energy Co.	23,272	1,978,353
NiSource, Inc.	41,321	868,154
PG&E Corp.	63,596	3,492,056
Public Service Enterprise Group, Inc.	65,607	2,709,569
SCANA Corp.	18,532	1,166,590
Sempra Energy	30,576	2,897,076
TECO Energy, Inc.	30,502	827,214
WEC Energy Group, Inc.	40,934	2,260,785

		28,216,168

Oil, Gas & Consumable Fuels 5.4%
Anadarko Petroleum Corp.	65,889	2,575,601
Apache Corp.	49,016	2,085,141
Cabot Oil & Gas Corp.	53,666	1,113,570
Chesapeake Energy Corp.(a)	65,775	222,977
Chevron Corp.	244,037	21,101,879
Cimarex Energy Co.	12,262	1,140,366
Columbia Pipeline Group, Inc.	50,456	935,959
ConocoPhillips	160,092	6,256,395
CONSOL Energy, Inc.(a)	26,460	210,092
Devon Energy Corp.	50,096	1,397,678
EOG Resources, Inc.	71,279	5,062,235
EQT Corp.	19,780	1,221,217
Exxon Mobil Corp.	539,793	42,022,885
Hess Corp.	31,162	1,324,385
Kinder Morgan, Inc.	237,269	3,903,075
Marathon Oil Corp.	87,818	854,469
Marathon Petroleum Corp.	69,109	2,888,065
Murphy Oil Corp.	20,838	408,633
Newfield Exploration Co.*	20,960	609,307
Noble Energy, Inc.	55,189	1,786,468
Occidental Petroleum Corp.	99,031	6,816,304
ONEOK, Inc.	27,137	675,983
Phillips 66	61,561	4,934,114
Pioneer Natural Resources Co.	20,926	2,593,778
Range Resources Corp.(a)	21,962	649,197
Southwestern Energy Co.*(a)	49,848	443,149
Spectra Energy Corp.	87,060	2,389,797
Tesoro Corp.	15,611	1,362,060
Valero Energy Corp.	62,435	4,237,463
Williams Cos., Inc. (The)	88,470	1,707,471

		122,929,713

Personal Products 0.1%
Estee Lauder Cos., Inc. (The), Class A	28,861	2,460,400

Pharmaceuticals 6.2%
AbbVie, Inc.	211,972	11,637,263
Allergan PLC*	51,105	14,535,795
Bristol-Myers Squibb Co.	216,321	13,446,513
Eli Lilly & Co.	126,553	10,010,342
Endo International PLC*	26,992	1,497,246
Johnson & Johnson	358,780	37,470,983
Mallinckrodt PLC*	15,035	873,383
Merck & Co., Inc.	362,229	18,354,144
Mylan NV*	53,561	2,822,129
Perrigo Co. PLC	18,984	2,744,707
Pfizer, Inc.	800,430	24,405,111
Zoetis, Inc.	59,399	2,557,127

		140,354,743

Professional Services 0.3%
Dun & Bradstreet Corp. (The)	4,686	461,196
Equifax, Inc.	15,363	1,625,406
Nielsen Holdings PLC	47,207	2,273,489
Robert Half International, Inc.	17,205	753,063
Verisk Analytics, Inc., Class A*	20,212	1,475,476

		6,588,630

Real Estate Investment Trusts (REITs) 2.8%
American Tower Corp.	54,923	5,181,436
Apartment Investment & Management Co., Class A	20,283	794,079
AvalonBay Communities, Inc.	17,749	3,043,776
Boston Properties, Inc.	19,914	2,314,206
Crown Castle International Corp.	43,279	3,730,650
Equinix, Inc.	8,887	2,760,036
Equity Residential	47,233	3,641,192
Essex Property Trust, Inc.	8,563	1,824,861
Extra Space Storage, Inc.	16,009	1,451,856
Federal Realty Investment Trust	9,004	1,358,073
General Growth Properties, Inc.	75,503	2,117,104
HCP, Inc.	60,301	2,167,218
Host Hotels & Resorts, Inc.	97,459	1,349,807
Iron Mountain, Inc.	24,916	686,187
Kimco Realty Corp.	53,593	1,457,194
Macerich Co. (The)	17,451	1,360,654
Plum Creek Timber Co., Inc.	22,510	911,880
Prologis, Inc.	67,986	2,683,407
Public Storage	19,085	4,839,193
Realty Income Corp.	32,365	1,805,643
Simon Property Group, Inc.	40,121	7,473,740
SL Green Realty Corp.	12,929	1,249,071
Ventas, Inc.	43,177	2,388,552

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	22,981	$2,032,899
Welltower, Inc.	45,887	2,855,089
Weyerhaeuser Co.	66,188	1,695,075

		63,172,878

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	37,698	1,054,413

Road & Rail 0.7%
CSX Corp.	126,418	2,910,142
J.B. Hunt Transport Services, Inc.	11,740	853,498
Kansas City Southern	14,152	1,003,094
Norfolk Southern Corp.	38,715	2,729,407
Ryder System, Inc.	6,928	368,362
Union Pacific Corp.	110,751	7,974,072

		15,838,575

Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	40,464	2,179,391
Applied Materials, Inc.	149,004	2,629,921
Avago Technologies Ltd.	33,999	4,546,006
Broadcom Corp., Class A	72,743	3,976,860
First Solar, Inc.*	9,815	673,898
Intel Corp.	611,895	18,980,983
KLA-Tencor Corp.	20,221	1,354,605
Lam Research Corp.	20,539	1,474,495
Linear Technology Corp.	31,010	1,325,057
Microchip Technology, Inc.	26,339	1,180,251
Micron Technology, Inc.*	140,786	1,552,869
NVIDIA Corp.	66,273	1,941,136
Qorvo, Inc.*	18,328	725,789
Skyworks Solutions, Inc.	24,786	1,708,251
Texas Instruments, Inc.	131,535	6,962,147
Xilinx, Inc.	33,321	1,675,047

		52,886,706

Software 4.4%
Activision Blizzard, Inc.	65,419	2,277,890
Adobe Systems, Inc.*	64,678	5,764,750
Autodesk, Inc.*	29,331	1,373,277
CA, Inc.	40,392	1,160,462
Citrix Systems, Inc.*	19,946	1,405,395
Electronic Arts, Inc.*	40,302	2,601,293
Intuit, Inc.	34,233	3,269,594
Microsoft Corp.	1,035,763	57,060,184
Oracle Corp.	415,134	15,073,515
Red Hat, Inc.*	23,704	1,660,465
salesforce.com, Inc.*	80,933	5,508,300
Symantec Corp.	87,593	1,737,845

		98,892,970

Specialty Retail 2.6%
Advance Auto Parts, Inc.	9,497	1,444,019
AutoNation, Inc.*	9,898	428,088
AutoZone, Inc.*	3,953	3,033,493
Bed Bath & Beyond, Inc.*	21,641	934,242
Best Buy Co., Inc.	38,663	1,079,858
CarMax, Inc.*(a)	26,275	1,160,829
GameStop Corp., Class A(a)	13,679	358,527
Gap, Inc. (The)	29,705	734,308
Home Depot, Inc. (The)	164,402	20,675,195
L Brands, Inc.	33,027	3,175,546
Lowe’s Cos., Inc.	118,659	8,503,104
O’Reilly Automotive, Inc.*	12,791	3,337,172
Ross Stores, Inc.	52,516	2,954,550
Signet Jewelers Ltd.	10,313	1,196,308
Staples, Inc.	83,457	744,436
Tiffany & Co.	14,464	923,382
TJX Cos., Inc. (The)	86,816	6,184,772
Tractor Supply Co.	17,419	1,538,272
Urban Outfitters, Inc.*	11,152	255,158

		58,661,259

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	722,932	70,370,201
EMC Corp.	251,402	6,227,228
Hewlett Packard Enterprise Co.	233,169	3,208,405
HP, Inc.	234,231	2,274,383
NetApp, Inc.	37,908	831,322
SanDisk Corp.	26,023	1,839,826
Seagate Technology PLC(a)	38,775	1,126,414
Western Digital Corp.	30,046	1,441,607

		87,319,386

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	35,985	1,333,244
Hanesbrands, Inc.	50,807	1,553,170
Michael Kors Holdings Ltd.*	23,866	952,253
NIKE, Inc., Class B	174,981	10,850,572
PVH Corp.	10,704	785,460
Ralph Lauren Corp.	7,627	858,037
Under Armour, Inc., Class A*	23,355	1,995,218
VF Corp.	44,223	2,768,360

		21,096,314

Tobacco 1.7%
Altria Group, Inc.	254,234	15,536,240
Philip Morris International, Inc.	200,892	18,082,289
Reynolds American, Inc.	107,478	5,368,526

		38,987,055

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	37,564	1,523,596
United Rentals, Inc.*	12,037	576,692
W.W. Grainger, Inc.(a)	7,491	1,473,405

		3,573,693

Total Common Stocks (cost $1,511,564,130)		2,208,568,853

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

Mutual Fund 0.1%
	Shares	Market Value
Money Market Fund 0.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	1,530,786	$1,530,786

Total Mutual Fund (cost $1,530,786)		1,530,786

Repurchase Agreement 0.7%
	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $16,390,039, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $16,717,366(c)	$16,389,575	16,389,575

Total Repurchase Agreement (cost $16,389,575)		16,389,575

Total Investments (cost $1,529,484,491)(d) — 98.1%		2,226,489,214
Other assets in excess of liabilities — 1.9%		42,074,817

NET ASSETS — 100.0%		$2,268,564,031

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $18,118,438.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $17,920,361.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $1,585,798,788, tax unrealized appreciation and depreciation were $714,046,475 and $(73,356,049), respectively.
†	Amount rounds to less than 0.1%.

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
697	E-Mini S&P 500	03/18/16	$67,263,985	$(1,686,972)

At January 31, 2016, the Fund has $3,004,200 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,208,568,853	$—	$—	$2,208,568,853
Mutual Fund	1,530,786	—	—	1,530,786
Repurchase Agreement	—	16,389,575	—	16,389,575

Total Assets	$2,210,099,639	$16,389,575	$—	$2,226,489,214

Liabilities:
Futures Contracts	$(1,686,972)	$—	$—	$(1,686,972)

Total Liabilities	$(1,686,972)	$—	$—	$(1,686,972)

Total	$2,208,412,667	$16,389,575	$—	$2,224,802,242

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide S&P 500 Index Fund (Continued)

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(1,686,972)

Total		$(1,686,972)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 96.7%

	Shares	Market Value
Aerospace & Defense 1.4%
AAR Corp.	14,617	$307,103
Aerojet Rocketdyne Holdings, Inc.*	25,529	419,952
Aerovironment, Inc.*	8,113	206,963
American Science & Engineering, Inc.	2,964	106,378
Astronics Corp.*	9,073	292,513
Cubic Corp.	8,872	354,525
Curtiss-Wright Corp.	19,247	1,328,043
DigitalGlobe, Inc.*	29,736	389,542
Ducommun, Inc.*	4,567	67,592
Engility Holdings, Inc.	7,094	95,840
Esterline Technologies Corp.*	12,014	945,622
HEICO Corp.	7,893	439,640
HEICO Corp., Class A	16,131	748,478
KEYW Holding Corp. (The)*	13,105	61,593
KLX, Inc.*	21,607	631,573
Kratos Defense & Security Solutions, Inc.*	17,660	56,335
Moog, Inc., Class A*	14,931	691,753
National Presto Industries, Inc.(a)	1,922	152,011
Sparton Corp.*	3,962	67,909
TASER International, Inc.*(a)	21,951	337,826
Teledyne Technologies, Inc.*	14,323	1,163,744
Vectrus, Inc.*	4,212	83,229

		8,948,164

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	21,103	205,332
Atlas Air Worldwide Holdings, Inc.*	10,255	376,666
Echo Global Logistics, Inc.*	11,898	261,875
Forward Air Corp.	12,643	545,672
Hub Group, Inc., Class A*	14,779	450,316
Park-Ohio Holdings Corp.	3,502	99,912
Radiant Logistics, Inc.*	11,369	37,631
XPO Logistics, Inc.*(a)	29,183	666,832

		2,644,236

Airlines 0.3%
Allegiant Travel Co.	5,403	867,020
Hawaiian Holdings, Inc.*	19,358	681,595
Republic Airways Holdings, Inc.*	20,155	42,930
SkyWest, Inc.	21,094	316,832
Virgin America, Inc.*(a)	10,294	317,570

		2,225,947

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	31,003	397,459
Cooper Tire & Rubber Co.	23,409	853,492
Cooper-Standard Holding, Inc.*	5,524	382,592
Dana Holding Corp.	62,502	743,149
Dorman Products, Inc.*	10,892	471,624
Drew Industries, Inc.	9,815	563,381
Federal-Mogul Holdings Corp.*	11,892	56,725
Fox Factory Holding Corp.*	7,198	106,458
Gentherm, Inc.*	14,617	584,826
Horizon Global Corp.*	7,217	68,922
Metaldyne Performance Group, Inc.	4,522	53,586
Modine Manufacturing Co.*	19,075	122,462
Motorcar Parts of America, Inc.*	7,155	245,917
Standard Motor Products, Inc.	8,165	304,636
Stoneridge, Inc.*	11,235	127,068
Strattec Security Corp.	1,453	69,700
Superior Industries International, Inc.	9,779	180,031
Tenneco, Inc.*	23,558	900,151
Tower International, Inc.	8,382	192,954

		6,425,133

Automobiles 0.0%†
Winnebago Industries, Inc.(a)	10,764	189,554

Banks 9.1%
1st Source Corp.	6,521	197,065
Access National Corp.	2,664	50,110
Allegiance Bancshares, Inc.*	1,524	28,270
American National Bankshares, Inc.	3,652	91,300
Ameris Bancorp	13,121	379,591
Ames National Corp.	4,050	101,169
Arrow Financial Corp.	4,398	121,033
Banc of California, Inc.	14,492	218,829
BancFirst Corp.	3,034	169,722
Banco Latinoamericano de Comercio Exterior SA, Class E	12,077	281,636
Bancorp, Inc. (The)*	13,912	62,604
BancorpSouth, Inc.	39,279	820,145
Bank of Marin Bancorp	2,333	125,935
Bank of the Ozarks, Inc.	31,612	1,401,676
Banner Corp.	8,642	358,643
Bar Harbor Bankshares	2,313	80,261
BBCN Bancorp, Inc.	32,464	493,453
Berkshire Hills Bancorp, Inc.	12,092	335,916
Blue Hills Bancorp, Inc.	11,345	166,771
BNC Bancorp	12,134	281,751
Boston Private Financial Holdings, Inc.	34,163	353,587
Bridge Bancorp, Inc.	6,129	178,415
Bryn Mawr Bank Corp.	7,421	194,653
BSB Bancorp, Inc.*	3,497	77,284
C1 Financial, Inc.*	2,234	53,393
Camden National Corp.	2,921	122,594
Capital Bank Financial Corp., Class A	8,418	256,328
Capital City Bank Group, Inc.	4,484	63,449
Cardinal Financial Corp.	12,885	245,717
Cascade Bancorp*	13,085	70,659
Cathay General Bancorp	32,444	908,432
CenterState Banks, Inc.	18,624	264,275
Central Pacific Financial Corp.	9,096	190,561
Century Bancorp, Inc., Class A	1,469	59,494
Chemical Financial Corp.	13,745	437,916
Citizens & Northern Corp.	4,858	97,889
City Holding Co.	6,291	279,698

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
CNB Financial Corp.	5,673	$103,192
CoBiz Financial, Inc.	14,487	159,212
Columbia Banking System, Inc.	23,465	695,268
Community Bank System, Inc.	17,368	653,731
Community Trust Bancorp, Inc.	6,231	217,088
CommunityOne Bancorp*	4,936	64,958
ConnectOne Bancorp, Inc.	12,365	205,630
CU Bancorp*	6,980	159,493
Customers Bancorp, Inc.*	10,735	269,448
CVB Financial Corp.	43,244	662,066
Eagle Bancorp, Inc.*	12,145	573,730
Enterprise Bancorp, Inc.	3,151	74,647
Enterprise Financial Services Corp.	7,968	226,211
Equity Bancshares, Inc., Class A*	1,283	28,226
Farmers Capital Bank Corp.*	3,225	87,043
FCB Financial Holdings, Inc., Class A*	11,386	382,797
Fidelity Southern Corp.	6,968	110,094
Financial Institutions, Inc.	5,826	159,924
First Bancorp	7,823	146,681
First Bancorp, Inc.	4,634	88,556
First BanCorp, Puerto Rico*	46,290	120,354
First Busey Corp.	9,690	178,587
First Business Financial Services, Inc.	3,324	76,319
First Citizens BancShares, Inc., Class A	3,118	767,215
First Commonwealth Financial Corp.	35,988	314,175
First Community Bancshares, Inc.	6,889	127,791
First Connecticut Bancorp, Inc.	6,299	102,485
First Financial Bancorp	25,228	403,648
First Financial Bankshares, Inc.(a)	26,131	682,542
First Financial Corp.	4,437	146,643
First Interstate BancSystem, Inc., Class A	8,164	220,020
First Merchants Corp.	16,521	377,670
First Midwest Bancorp, Inc.	31,864	555,389
First NBC Bank Holding Co.*	6,065	190,380
First of Long Island Corp. (The)	5,078	147,414
FirstMerit Corp.	67,382	1,305,863
Flushing Financial Corp.	11,835	260,370
FNB Corp.	70,980	855,309
Franklin Financial Network, Inc.*	2,108	58,645
Fulton Financial Corp.	71,848	923,247
German American Bancorp, Inc.	5,297	168,551
Glacier Bancorp, Inc.	30,763	725,699
Great Southern Bancorp, Inc.	4,171	165,464
Great Western Bancorp, Inc.	16,776	438,189
Green Bancorp, Inc.*	6,407	47,156
Guaranty Bancorp	6,206	97,807
Hampton Roads Bankshares, Inc.*	11,484	20,786
Hancock Holding Co.	31,824	762,503
Hanmi Financial Corp.	12,754	276,762
Heartland Financial USA, Inc.	7,759	232,382
Heritage Commerce Corp.	10,174	99,807
Heritage Financial Corp.	12,203	220,996
Heritage Oaks Bancorp	9,448	72,750
Hilltop Holdings, Inc.*	30,987	494,862
Home BancShares, Inc.	23,144	895,904
HomeTrust Bancshares, Inc.*	7,657	141,654
Horizon Bancorp	4,770	122,446
IBERIABANK Corp.	15,574	745,216
Independent Bank Corp.(a)	20,203	631,964
Independent Bank Group, Inc.	3,846	115,034
International Bancshares Corp.	22,161	513,914
Investors Bancorp, Inc.	141,238	1,651,072
Lakeland Bancorp, Inc.	15,303	171,547
Lakeland Financial Corp.	6,878	301,188
LegacyTexas Financial Group, Inc.	19,446	379,780
Live Oak Bancshares, Inc.	2,261	32,197
MainSource Financial Group, Inc.	8,588	190,482
MB Financial, Inc.	30,571	951,370
Mercantile Bank Corp.	6,723	150,259
Merchants Bancshares, Inc.	1,936	56,357
Metro Bancorp, Inc.	4,858	138,550
MidWestOne Financial Group, Inc.	3,337	93,937
National Bank Holdings Corp., Class A	12,493	245,987
National Bankshares, Inc.(a)	2,670	92,355
National Commerce Corp.*(a)	2,269	52,187
National Penn Bancshares, Inc.	56,875	648,375
NBT Bancorp, Inc.	18,008	466,407
NewBridge Bancorp	14,144	160,110
OFG Bancorp(a)	17,945	100,851
Old National Bancorp	47,803	588,933
Old Second Bancorp, Inc.*	12,392	88,107
Opus Bank	4,343	143,276
Pacific Continental Corp.	7,568	122,148
Pacific Premier Bancorp, Inc.*	8,853	181,752
Park National Corp.(a)	5,315	468,305
Park Sterling Corp.	20,738	151,802
Peapack Gladstone Financial Corp.	6,560	141,434
Penns Woods Bancorp, Inc.	1,860	73,172
Peoples Bancorp, Inc.	7,834	134,431
Peoples Financial Services Corp.	2,988	110,556
People’s Utah Bancorp	1,353	20,917
Pinnacle Financial Partners, Inc.	14,562	725,916
Preferred Bank, Los Angeles	4,669	151,742
PrivateBancorp, Inc.	31,912	1,200,849
Prosperity Bancshares, Inc.	28,481	1,207,594
QCR Holdings, Inc.	4,953	113,721
Renasant Corp.	16,355	519,271
Republic Bancorp, Inc., Class A	4,173	111,461
S&T Bancorp, Inc.	14,222	384,136
Sandy Spring Bancorp, Inc.	9,893	263,154
Seacoast Banking Corp. of Florida*	9,939	147,296
ServisFirst Bancshares, Inc.	9,027	361,712
Sierra Bancorp	4,654	84,703
Simmons First National Corp., Class A	12,143	538,056
South State Corp.	9,836	657,537
Southside Bancshares, Inc.(a)	10,118	227,959
Southwest Bancorp, Inc.	7,818	130,873
State Bank Financial Corp.	14,359	276,554
Sterling Bancorp	48,771	766,192
Stock Yards Bancorp, Inc.	5,943	232,252
Stonegate Bank	4,649	147,234
Suffolk Bancorp	4,870	136,311
Sun Bancorp, Inc.*	4,198	88,074

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Talmer Bancorp, Inc., Class A	20,873	$335,220
Texas Capital Bancshares, Inc.*	18,652	665,876
Tompkins Financial Corp.	6,156	344,859
Towne Bank	18,644	355,541
TriCo Bancshares	9,130	232,906
TriState Capital Holdings, Inc.*	8,658	103,030
Triumph Bancorp, Inc.*	5,752	81,276
Trustmark Corp.	27,588	597,004
UMB Financial Corp.	16,036	752,088
Umpqua Holdings Corp.	89,688	1,298,682
Union Bankshares Corp.	18,425	423,222
United Bankshares, Inc.(a)	28,220	947,628
United Community Banks, Inc.	21,888	395,297
Univest Corp. of Pennsylvania	8,260	162,557
Valley National Bancorp	94,495	831,556
Washington Trust Bancorp, Inc.	5,884	232,183
Webster Financial Corp.	36,818	1,221,253
WesBanco, Inc.	15,735	456,630
West Bancorporation, Inc.	6,335	114,030
Westamerica Bancorporation(a)	10,464	456,963
Western Alliance Bancorp*	34,844	1,135,218
Wilshire Bancorp, Inc.	28,393	300,682
Wintrust Financial Corp.	19,266	810,906
Yadkin Financial Corp.	10,381	241,254

		58,568,433

Beverages 0.2%
Boston Beer Co., Inc. (The), Class A*	3,685	660,536
Castle Brands, Inc.*	24,608	28,053
Coca-Cola Bottling Co. Consolidated	1,910	335,969
Craft Brew Alliance, Inc.*	4,486	38,445
MGP Ingredients, Inc.	4,191	93,795
National Beverage Corp.*	4,707	194,587

		1,351,385

Biotechnology 4.7%
Abeona Therapeutics, Inc.*	4,049	10,568
ACADIA Pharmaceuticals, Inc.*	34,309	709,853
Acceleron Pharma, Inc.*	10,013	307,399
Achillion Pharmaceuticals, Inc.*	48,239	326,096
Acorda Therapeutics, Inc.*	17,477	643,503
Adamas Pharmaceuticals, Inc.*	5,058	86,694
Aduro Biotech, Inc.*(a)	3,329	48,204
Advaxis, Inc.*(a)	12,068	82,304
Aegerion Pharmaceuticals, Inc.*(a)	10,041	71,090
Affimed NV*	6,049	20,083
Agenus, Inc.*	30,394	95,741
Aimmune Therapeutics, Inc.*	4,350	59,508
Akebia Therapeutics, Inc.*(a)	13,475	98,772
Alder Biopharmaceuticals, Inc.*	9,581	231,669
AMAG Pharmaceuticals, Inc.*	14,150	324,177
Amicus Therapeutics, Inc.*(a)	47,489	286,834
Anacor Pharmaceuticals, Inc.*	16,637	1,249,938
Anthera Pharmaceuticals, Inc.*(a)	15,387	49,700
Applied Genetic Technologies Corp.*	3,418	49,937
Ardelyx, Inc.*(a)	9,247	96,261
Arena Pharmaceuticals, Inc.*(a)	96,448	145,637
ARIAD Pharmaceuticals, Inc.*(a)	68,611	344,427
Array BioPharma, Inc.*(a)	56,266	173,862
Arrowhead Research Corp.*(a)	24,031	83,628
Asterias Biotherapeutics, Inc.*(a)	4,106	13,180
Atara Biotherapeutics, Inc.*(a)	6,611	119,659
aTyr Pharma, Inc.*(a)	2,400	12,672
Avalanche Biotechnologies, Inc.*	7,778	46,668
Axovant Sciences Ltd.*(a)	5,971	95,118
Bellicum Pharmaceuticals, Inc.*(a)	3,356	37,923
BioCryst Pharmaceuticals, Inc.*(a)	28,884	201,322
BioSpecifics Technologies Corp.*	1,952	74,527
Biotime, Inc.*(a)	24,475	59,230
Blueprint Medicines Corp.*	3,725	58,557
Calithera Biosciences, Inc.*(a)	4,418	22,090
Cara Therapeutics, Inc.*	8,347	75,123
Catabasis Pharmaceuticals, Inc.*	2,502	16,563
Catalyst Pharmaceuticals, Inc.*	29,772	55,376
Celldex Therapeutics, Inc.*(a)	40,357	334,963
Cellular Biomedicine Group, Inc.*(a)	3,908	53,930
Cepheid*	29,315	863,327
ChemoCentryx, Inc.*(a)	11,515	42,836
Chiasma, Inc.*(a)	2,441	25,142
Chimerix, Inc.*	18,078	139,201
Cidara Therapeutics, Inc.*(a)	1,893	22,072
Clovis Oncology, Inc.*	11,466	239,869
Coherus Biosciences, Inc.*(a)	9,361	124,127
Concert Pharmaceuticals, Inc.*	6,082	92,872
CorMedix, Inc.*	12,407	22,084
CTI BioPharma Corp.*(a)	98,432	124,024
Curis, Inc.*	43,956	72,088
Cytokinetics, Inc.*(a)	14,652	112,820
CytomX Therapeutics, Inc.*(a)	3,302	51,874
CytRx Corp.*(a)	24,145	44,427
Dicerna Pharmaceuticals, Inc.*	5,975	39,196
Dimension Therapeutics, Inc.*	2,707	21,115
Dyax Corp.*	57,445	63,764
Dynavax Technologies Corp.*(a)	15,034	362,169
Eagle Pharmaceuticals, Inc.*(a)	3,562	256,108
Edge Therapeutics, Inc.*(a)	3,829	42,540
Emergent BioSolutions, Inc.*	12,382	453,181
Enanta Pharmaceuticals, Inc.*(a)	6,365	163,581
Epizyme, Inc.*(a)	16,757	152,321
Esperion Therapeutics, Inc.*(a)	5,234	77,882
Exact Sciences Corp.*(a)	39,802	261,499
Exelixis, Inc.*(a)	92,005	425,063
Fibrocell Science, Inc.*(a)	10,699	27,496
FibroGen, Inc.*	19,572	396,920
Five Prime Therapeutics, Inc.*	9,264	333,041
Flexion Therapeutics, Inc.*	5,503	85,186
Foundation Medicine, Inc.*(a)	4,777	69,696
Galena Biopharma, Inc.*(a)	78,881	52,850
Genocea Biosciences, Inc.*(a)	8,048	25,029
Genomic Health, Inc.*	7,348	211,622
Geron Corp.*(a)	63,152	192,614
Global Blood Therapeutics, Inc.*(a)	2,708	51,262
Halozyme Therapeutics, Inc.*	43,362	381,586
Heron Therapeutics, Inc.*(a)	11,933	250,474
Idera Pharmaceuticals, Inc.*(a)	34,908	67,722
Ignyta, Inc.*	8,177	81,606

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Immune Design Corp.*(a)	4,474	$46,843
ImmunoGen, Inc.*(a)	35,420	300,716
Immunomedics, Inc.*(a)	38,241	71,893
Infinity Pharmaceuticals, Inc.*	19,573	121,548
Inovio Pharmaceuticals, Inc.*(a)	28,606	191,088
Insmed, Inc.*	25,214	332,825
Insys Therapeutics, Inc.*(a)	9,393	162,969
Invitae Corp.*(a)	2,842	19,894
Ironwood Pharmaceuticals, Inc.*	51,726	477,431
Karyopharm Therapeutics, Inc.*	9,159	56,969
Keryx Biopharmaceuticals, Inc.*(a)	41,091	145,051
Kite Pharma, Inc.*(a)	13,183	626,061
La Jolla Pharmaceutical Co.*(a)	5,758	101,974
Lexicon Pharmaceuticals, Inc.*(a)	17,261	175,890
Ligand Pharmaceuticals, Inc.*(a)	7,131	712,886
Lion Biotechnologies, Inc.*(a)	17,834	106,826
Loxo Oncology, Inc.*	3,857	79,686
MacroGenics, Inc.*	12,960	260,885
MannKind Corp.*(a)	98,170	97,905
Medgenics, Inc.*(a)	7,636	27,490
Merrimack Pharmaceuticals, Inc.*(a)	47,629	293,871
MiMedx Group, Inc.*(a)	44,527	370,465
Mirati Therapeutics, Inc.*(a)	4,753	102,332
Momenta Pharmaceuticals, Inc.*	25,135	312,177
Myriad Genetics, Inc.*(a)	28,213	1,099,461
NantKwest, Inc.*(a)	3,075	31,673
Natera, Inc.*(a)	4,476	38,270
Navidea Biopharmaceuticals, Inc.*(a)	58,639	48,670
Neurocrine Biosciences, Inc.*	34,690	1,476,060
NewLink Genetics Corp.*(a)	8,594	209,350
Nivalis Therapeutics, Inc.*	1,228	5,759
Northwest Biotherapeutics, Inc.*(a)	18,579	39,388
Novavax, Inc.*(a)	109,381	563,312
Ocata Therapeutics, Inc.*(a)	17,635	148,839
Oncocyte Corp.*(a)	1,002	4,159
OncoMed Pharmaceuticals, Inc.*(a)	6,720	62,160
Oncothyreon, Inc.*	36,349	48,344
Ophthotech Corp.*	9,641	522,446
Orexigen Therapeutics, Inc.*(a)	40,915	74,874
Organovo Holdings, Inc.*(a)	39,866	78,137
Osiris Therapeutics, Inc.*(a)	7,588	54,330
Otonomy, Inc.*	7,686	114,675
OvaScience, Inc.*(a)	9,359	52,878
PDL BioPharma, Inc.(a)	65,652	206,147
Peregrine Pharmaceuticals, Inc.*(a)	97,428	95,479
Pfenex, Inc.*	6,460	57,300
Portola Pharmaceuticals, Inc.*	20,313	670,938
Progenics Pharmaceuticals, Inc.*	27,866	116,201
Proteon Therapeutics, Inc.*(a)	2,960	27,617
Prothena Corp. PLC*	13,715	534,199
PTC Therapeutics, Inc.*(a)	13,893	330,931
Radius Health, Inc.*	13,444	430,611
Raptor Pharmaceutical Corp.*	32,056	131,430
REGENXBIO, Inc.*(a)	3,267	45,411
Regulus Therapeutics, Inc.*(a)	11,255	65,054
Repligen Corp.*	13,513	299,313
Retrophin, Inc.*	13,923	208,427
Rigel Pharmaceuticals, Inc.*	34,558	95,035
Sage Therapeutics, Inc.*	6,364	213,703
Sangamo BioSciences, Inc.*	27,728	167,754
Sarepta Therapeutics, Inc.*(a)	18,296	217,356
Seres Therapeutics, Inc.*(a)	3,671	98,860
Sorrento Therapeutics, Inc.*(a)	11,281	59,225
Spark Therapeutics, Inc.*	3,714	104,623
Spectrum Pharmaceuticals, Inc.*(a)	26,511	131,495
Stemline Therapeutics, Inc.*	6,271	31,606
Synergy Pharmaceuticals, Inc.*(a)	39,797	149,239
Synta Pharmaceuticals Corp.*	35,872	8,785
T2 Biosystems, Inc.*	4,951	43,915
TESARO, Inc.*	9,541	329,546
TG Therapeutics, Inc.*(a)	14,075	114,993
Threshold Pharmaceuticals, Inc.*	25,461	8,148
Tobira Therapeutics, Inc.*	764	5,486
Tokai Pharmaceuticals, Inc.*(a)	3,748	23,500
Trevena, Inc.*	13,105	95,404
Trovagene, Inc.*(a)	11,363	41,361
Ultragenyx Pharmaceutical, Inc.*	15,607	876,333
Vanda Pharmaceuticals, Inc.*	16,603	141,624
Verastem, Inc.*	12,791	15,349
Versartis, Inc.*(a)	8,888	99,012
Vitae Pharmaceuticals, Inc.*	5,248	51,430
Vital Therapies, Inc.*(a)	8,983	82,194
Voyager Therapeutics, Inc.*	1,927	20,580
vTv Therapeutics, Inc., Class A*	3,134	22,722
XBiotech, Inc.*(a)	1,599	13,192
Xencor, Inc.*	11,294	122,201
XOMA Corp.*(a)	36,274	36,637
Zafgen, Inc.*(a)	6,542	43,504
ZIOPHARM Oncology, Inc.*(a)	47,444	235,797

		30,183,199

Building Products 0.9%
AAON, Inc.	16,760	360,843
Advanced Drainage Systems, Inc.(a)	13,852	312,778
American Woodmark Corp.*	5,234	361,146
Apogee Enterprises, Inc.	11,914	473,939
Builders FirstSource, Inc.*	20,809	167,096
Continental Building Products, Inc.*	12,563	187,691
Gibraltar Industries, Inc.*	12,336	262,017
Griffon Corp.	13,276	201,530
Insteel Industries, Inc.	7,702	188,776
Masonite International Corp.*	12,300	682,773
NCI Building Systems, Inc.*	10,876	112,893
Nortek, Inc.*	3,842	149,800
Patrick Industries, Inc.*	5,140	179,643
PGT, Inc.*	19,177	187,935
Ply Gem Holdings, Inc.*	8,981	89,540
Quanex Building Products Corp.	13,929	257,826
Simpson Manufacturing Co., Inc.	17,143	559,376
Trex Co., Inc.*	13,099	491,998
Universal Forest Products, Inc.	8,190	564,209

		5,791,809

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Capital Markets 1.3%
Actua Corp.*	16,138	$152,665
Arlington Asset Investment Corp., Class A(a)	9,359	103,885
Ashford, Inc.*	416	22,090
Associated Capital Group, Inc., Class A*	2,514	68,079
BGC Partners, Inc., Class A	74,407	680,824
Calamos Asset Management, Inc., Class A	7,184	68,895
Cohen & Steers, Inc.	8,345	252,186
Cowen Group, Inc., Class A*	44,747	127,976
Diamond Hill Investment Group, Inc.	1,193	201,677
Evercore Partners, Inc., Class A	14,059	635,045
Fifth Street Asset Management, Inc.	2,465	5,177
Financial Engines, Inc.(a)	21,156	570,577
GAMCO Investors, Inc., Class A	2,514	73,107
Greenhill & Co., Inc.	12,142	288,737
HFF, Inc., Class A	15,473	442,064
Houlihan Lokey, Inc.	5,183	125,169
INTL. FCStone, Inc.*	5,990	168,858
Investment Technology Group, Inc.	13,704	235,846
Janus Capital Group, Inc.	59,729	751,988
KCG Holdings, Inc., Class A*	13,921	142,273
Ladenburg Thalmann Financial Services, Inc.*	41,956	98,597
Medley Management, Inc., Class A(a)	2,680	16,428
Moelis & Co., Class A	7,314	186,068
OM Asset Management PLC	9,766	110,453
Oppenheimer Holdings, Inc., Class A	4,629	70,963
Piper Jaffray Cos.*	6,271	213,214
Pzena Investment Management, Inc., Class A	4,591	35,351
Safeguard Scientifics, Inc.*	8,183	106,379
Stifel Financial Corp.*	27,602	923,563
Virtu Financial, Inc., Class A	7,862	178,467
Virtus Investment Partners, Inc.(a)	2,833	249,304
Walter Investment Management Corp.*(a)	15,106	149,398
Westwood Holdings Group, Inc.	3,079	145,945
WisdomTree Investments, Inc.(a)	46,475	557,700
ZAIS Group Holdings, Inc.*	1,281	8,070

		8,167,018

Chemicals 1.7%
A. Schulman, Inc.	12,113	306,701
American Vanguard Corp.	11,545	129,997
Axiall Corp.	29,026	520,436
Balchem Corp.	12,661	710,789
Calgon Carbon Corp.	21,634	350,254
Chase Corp.	2,834	130,222
Chemtura Corp.*	27,345	717,533
Core Molding Technologies, Inc.*	3,035	32,869
Ferro Corp.*	30,157	280,159
Flotek Industries, Inc.*(a)	22,649	151,295
FutureFuel Corp.	9,736	121,895
H.B. Fuller Co.	20,572	765,690
Hawkins, Inc.	4,217	158,011
Innophos Holdings, Inc.	8,198	218,969
Innospec, Inc.	9,872	492,119
Intrepid Potash, Inc.*	22,376	48,780
KMG Chemicals, Inc.	4,046	93,301
Koppers Holdings, Inc.*	8,191	138,674
Kraton Performance Polymers, Inc.*	12,512	183,676
Kronos Worldwide, Inc.	8,177	38,432
LSB Industries, Inc.*	7,864	44,038
Minerals Technologies, Inc.	14,203	582,181
Olin Corp.	67,118	1,136,979
OMNOVA Solutions, Inc.*	18,810	98,752
PolyOne Corp.	36,289	981,980
Quaker Chemical Corp.	5,456	409,255
Rayonier Advanced Materials, Inc.	16,094	112,658
Rentech, Inc.*	9,414	18,357
Senomyx, Inc.*(a)	17,892	60,475
Sensient Technologies Corp.	18,965	1,131,642
Stepan Co.	7,864	353,565
Trecora Resources*	8,254	86,832
Tredegar Corp.	9,993	131,208
Trinseo SA*(a)	4,507	107,221
Tronox Ltd., Class A	25,184	89,907
Valhi, Inc.(a)	6,575	7,824

		10,942,676

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	22,859	686,456
ACCO Brands Corp.*	43,990	267,019
ARC Document Solutions, Inc.*	16,217	59,841
Brady Corp., Class A	19,619	440,250
Brink’s Co. (The)	19,866	584,060
Casella Waste Systems, Inc., Class A*	16,455	97,907
CECO Environmental Corp.	12,492	97,438
Civeo Corp.*	42,413	45,806
Deluxe Corp.	20,286	1,133,987
Ennis, Inc.	10,264	204,972
Essendant, Inc.	15,741	470,026
G&K Services, Inc., Class A	8,172	526,113
Healthcare Services Group, Inc.	29,022	1,026,508
Heritage-Crystal Clean, Inc.*	5,160	49,226
Herman Miller, Inc.	24,324	623,181
HNI Corp.	18,183	618,586
InnerWorkings, Inc.*	14,759	104,199
Interface, Inc.	26,980	455,692
Kimball International, Inc., Class B	13,704	132,107
Knoll, Inc.	20,021	367,385
Matthews International Corp., Class A	13,443	670,940
McGrath RentCorp	9,908	241,854
Mobile Mini, Inc.	18,790	487,037
MSA Safety, Inc.	12,000	513,600
Multi-Color Corp.	5,174	326,117
NL Industries, Inc.*	2,997	6,234
Quad/Graphics, Inc.	11,611	117,039
SP Plus Corp.*	6,757	151,695
Steelcase, Inc., Class A	34,077	434,823
Team, Inc.*	8,274	198,576
Tetra Tech, Inc.	24,458	647,893
TRC Cos., Inc.*	6,692	59,090
UniFirst Corp.	6,063	638,434
US Ecology, Inc.	8,893	302,095
Viad Corp.	8,129	239,562
West Corp.	21,430	388,097

		13,413,845

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Communications Equipment 1.5%
ADTRAN, Inc.	20,561	$373,388
Aerohive Networks, Inc.*(a)	9,093	42,646
Alliance Fiber Optic Products, Inc.*	5,757	82,728
Applied Optoelectronics, Inc.*(a)	7,065	115,654
Bel Fuse, Inc., Class B	4,223	64,063
Black Box Corp.	6,060	46,177
CalAmp Corp.*	14,475	246,075
Calix, Inc.*	17,441	133,947
Ciena Corp.*	50,291	893,671
Clearfield, Inc.*(a)	4,319	63,921
Comtech Telecommunications Corp.	6,441	125,728
Digi International, Inc.*	10,094	92,057
EMCORE Corp.*	7,950	48,177
Extreme Networks, Inc.*	40,578	111,995
Finisar Corp.*	42,537	540,220
Harmonic, Inc.*	35,347	116,645
Infinera Corp.*	54,210	830,497
InterDigital, Inc.	14,703	662,223
Ixia*	24,196	231,556
KVH Industries, Inc.*	6,678	64,443
NETGEAR, Inc.*	13,129	490,631
NetScout Systems, Inc.*	37,516	808,470
Novatel Wireless, Inc.*(a)	14,861	16,050
Oclaro, Inc.*(a)	39,465	136,549
Plantronics, Inc.	14,386	644,924
Polycom, Inc.*	55,181	562,295
Ruckus Wireless, Inc.*	31,107	261,610
ShoreTel, Inc.*	26,631	218,641
Sonus Networks, Inc.*	19,700	118,200
Ubiquiti Networks, Inc.*(a)	12,517	370,628
ViaSat, Inc.*(a)	17,380	1,086,250

		9,600,059

Construction & Engineering 0.8%
Aegion Corp.*	14,631	263,797
Ameresco, Inc., Class A*	8,380	45,671
Argan, Inc.	5,264	158,552
Comfort Systems USA, Inc.	15,201	430,796
Dycom Industries, Inc.*	13,835	916,707
EMCOR Group, Inc.	25,456	1,163,339
Furmanite Corp.*	14,897	78,060
Granite Construction, Inc.	16,037	619,509
Great Lakes Dredge & Dock Corp.*	23,876	82,134
HC2 Holdings, Inc.*(a)	11,986	45,547
MasTec, Inc.*	27,332	422,006
MYR Group, Inc.*	8,399	168,064
Northwest Pipe Co.*	3,653	34,959
NV5 Global, Inc.*(a)	2,024	38,416
Orion Marine Group, Inc.*	11,534	41,638
Primoris Services Corp.	15,898	324,160
Tutor Perini Corp.*	15,714	207,582

		5,040,937

Construction Materials 0.2%
Headwaters, Inc.*	30,131	481,192
Summit Materials, Inc., Class A*	13,098	207,873
United States Lime & Minerals, Inc.	792	43,536
US Concrete, Inc.*	5,996	272,698

		1,005,299

Consumer Finance 0.4%
Cash America International, Inc.	10,386	310,957
Encore Capital Group, Inc.*(a)	10,387	238,070
Enova International, Inc.*	10,423	58,056
EZCORP, Inc., Class A*	20,655	62,791
First Cash Financial Services, Inc.*	11,571	410,771
Green Dot Corp., Class A*	18,874	335,391
JG Wentworth Co. (The), Class A*(a)	5,777	8,088
Nelnet, Inc., Class A	9,788	317,816
PRA Group, Inc.*(a)	19,763	587,949
Regional Management Corp.*	4,496	59,617
World Acceptance Corp.*(a)	2,997	86,733

		2,476,239

Containers & Packaging 0.3%
AEP Industries, Inc.	1,561	132,123
Berry Plastics Group, Inc.*	48,544	1,509,718
Greif, Inc., Class A	12,755	337,115
Multi Packaging Solutions International Ltd.*	7,950	117,819
Myers Industries, Inc.	9,728	110,802

		2,207,577

Distributors 0.4%
Core-Mark Holding Co., Inc.	9,394	763,638
Fenix Parts, Inc.*(a)	5,354	26,770
Pool Corp.	17,673	1,493,369
VOXX International Corp.*	8,204	35,195
Weyco Group, Inc.	2,514	67,375

		2,386,347

Diversified Consumer Services 1.0%
2U, Inc.*(a)	10,770	217,446
American Public Education, Inc.*	6,346	100,140
Apollo Education Group, Inc.*	39,185	311,129
Ascent Capital Group, Inc., Class A*	5,258	59,889
Bridgepoint Education, Inc.*	6,958	46,619
Bright Horizons Family Solutions, Inc.*	15,151	1,063,146
Cambium Learning Group, Inc.*	4,843	21,794
Capella Education Co.	5,114	224,556
Career Education Corp.*	26,189	75,424
Carriage Services, Inc.	6,107	135,514
Chegg, Inc.*(a)	31,858	184,776
Collectors Universe, Inc.	2,907	44,332
DeVry Education Group, Inc.(a)	26,096	519,310
Grand Canyon Education, Inc.*	19,188	722,428
Houghton Mifflin Harcourt Co.*	55,724	994,116
K12, Inc.*	13,495	124,019
Liberty Tax, Inc.(a)	2,264	48,563
LifeLock, Inc.*	38,573	462,105
Regis Corp.*	14,908	222,726
Sotheby’s	25,454	597,914
Strayer Education, Inc.*	4,385	234,115
Universal Technical Institute, Inc.	8,221	31,486
Weight Watchers International, Inc.*(a)	11,609	147,318

		6,588,865

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Financial Services 0.4%
FNFV Group*	31,694	$297,290
GAIN Capital Holdings, Inc.	12,740	88,671
MarketAxess Holdings, Inc.	15,100	1,755,073
Marlin Business Services Corp.	3,527	55,268
NewStar Financial, Inc.*	9,399	71,996
On Deck Capital, Inc.*	4,685	37,105
PICO Holdings, Inc.*	9,069	79,626
Resource America, Inc., Class A	6,395	27,882
Tiptree Financial, Inc., Class A	12,681	81,539

		2,494,450

Diversified Telecommunication Services 0.7%
8x8, Inc.*	35,999	452,147
Atlantic Tele-Network, Inc.	4,227	325,437
Cincinnati Bell, Inc.*	87,177	282,453
Cogent Communications Holdings, Inc.	18,781	627,473
Consolidated Communications Holdings, Inc.	20,749	415,810
FairPoint Communications, Inc.*	8,331	124,965
General Communication, Inc., Class A*	14,020	254,042
Globalstar, Inc.*(a)	197,180	252,390
Hawaiian Telcom Holdco, Inc.*	4,454	106,272
IDT Corp., Class B	6,661	84,595
inContact, Inc.*	24,600	212,790
Inteliquent, Inc.	13,951	239,678
Intelsat SA*(a)	11,505	38,427
Iridium Communications, Inc.*(a)	32,923	229,144
Lumos Networks Corp.*	8,915	103,236
ORBCOMM, Inc.*	24,745	180,639
pdvWireless, Inc.*(a)	5,136	123,624
Straight Path Communications, Inc., Class B*(a)	3,731	83,948
Vonage Holdings Corp.*	75,794	388,823
Windstream Holdings, Inc.(a)	41,748	240,886

		4,766,779

Electric Utilities 1.4%
ALLETE, Inc.	19,799	1,047,367
Cleco Corp.	24,445	1,299,007
El Paso Electric Co.	16,450	673,298
Empire District Electric Co. (The)	17,865	524,159
Genie Energy Ltd., Class B*	4,876	41,007
IDACORP, Inc.	20,349	1,416,087
MGE Energy, Inc.	14,089	682,612
Otter Tail Corp.	15,446	430,017
PNM Resources, Inc.	32,285	1,014,072
Portland General Electric Co.	35,977	1,398,426
Spark Energy, Inc., Class A	1,204	32,556
Unitil Corp.	5,810	225,138

		8,783,746

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	2,469	48,244
AZZ, Inc.	10,478	539,407
Encore Wire Corp.	8,536	317,625
EnerSys	18,065	874,888
Enphase Energy, Inc.*(a)	10,960	26,633
Franklin Electric Co., Inc.	19,498	531,905
FuelCell Energy, Inc.*(a)	8,208	43,749
Generac Holdings, Inc.*(a)	28,205	801,586
General Cable Corp.	19,483	228,341
LSI Industries, Inc.	8,265	95,378
Plug Power, Inc.*(a)	70,213	131,298
Powell Industries, Inc.	3,616	90,545
Power Solutions International, Inc.*(a)	1,887	22,550
PowerSecure International, Inc.*	8,904	97,766
Preformed Line Products Co.	1,121	42,396
Sunrun, Inc.*(a)	7,655	72,876
Thermon Group Holdings, Inc.*	12,792	215,161
Vicor Corp.*	6,915	58,086

		4,238,434

Electronic Equipment, Instruments & Components 2.7%
Agilysys, Inc.*	6,180	61,182
Anixter International, Inc.*	11,678	577,360
AVX Corp.	18,993	218,040
Badger Meter, Inc.	5,926	330,849
Belden, Inc.	17,410	743,755
Benchmark Electronics, Inc.*	21,511	451,731
Checkpoint Systems, Inc.	16,781	108,741
Coherent, Inc.*	9,712	750,446
Control4 Corp.*(a)	8,167	55,781
CTS Corp.	13,258	208,814
Daktronics, Inc.	15,212	122,152
DTS, Inc.*	7,131	158,879
Electro Rent Corp.	6,905	60,350
ePlus, Inc.*	2,306	218,401
Fabrinet*	14,560	362,690
FARO Technologies, Inc.*	6,921	177,662
FEI Co.	16,894	1,223,970
Gerber Scientific, Inc.*(b)	11,566	0
GSI Group, Inc.*	13,562	167,626
II-VI, Inc.*	21,429	445,723
Insight Enterprises, Inc.*	15,905	375,835
InvenSense, Inc.*(a)	32,040	263,049
Itron, Inc.*	15,776	519,977
Kimball Electronics, Inc.*	11,535	115,811
Knowles Corp.*(a)	35,814	487,070
Littelfuse, Inc.	9,176	935,034
Mercury Systems, Inc.*	14,057	268,348
Mesa Laboratories, Inc.	1,174	122,096
Methode Electronics, Inc.	15,676	408,517
MTS Systems Corp.	6,128	327,235
Multi-Fineline Electronix, Inc.*	3,675	61,483
Newport Corp.*	15,883	241,898
OSI Systems, Inc.*	8,055	441,575
Park Electrochemical Corp.	8,125	132,275
PC Connection, Inc.	4,070	91,860
Plexus Corp.*	13,772	481,331
RealD, Inc.*	16,192	168,235
Rofin-Sinar Technologies, Inc.*	11,630	296,449
Rogers Corp.*	7,655	363,383
Sanmina Corp.*	32,013	599,924
ScanSource, Inc.*	11,027	346,027
SYNNEX Corp.	11,673	979,948
Tech Data Corp.*	14,919	930,946
TTM Technologies, Inc.*	23,488	136,935
Universal Display Corp.*	16,333	801,950
Vishay Intertechnology, Inc.(a)	55,302	633,761
Vishay Precision Group, Inc.*	5,283	62,445

		17,037,549

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services 0.8%
Archrock, Inc.	29,600	$177,600
Atwood Oceanics, Inc.(a)	25,720	157,664
Basic Energy Services, Inc.*(a)	16,851	38,757
Bristow Group, Inc.	14,498	337,223
C&J Energy Services Ltd.*(a)	22,389	55,077
CARBO Ceramics, Inc.(a)	7,804	129,156
Era Group, Inc.*	8,162	74,927
Exterran Corp.*	14,551	240,383
Fairmount Santrol Holdings, Inc.*(a)	25,376	62,171
Forum Energy Technologies, Inc.*	23,628	264,870
Geospace Technologies Corp.*(a)	5,193	56,136
GulfMark Offshore, Inc., Class A*(a)	9,914	37,574
Helix Energy Solutions Group, Inc.*	42,234	170,203
Hornbeck Offshore Services, Inc.*(a)	12,822	104,243
Independence Contract Drilling, Inc.*	6,376	25,823
ION Geophysical Corp.*	54,352	24,453
Key Energy Services, Inc.*(a)	51,075	16,380
Matrix Service Co.*	10,667	202,246
McDermott International, Inc.*	98,814	272,727
Natural Gas Services Group, Inc.*	5,245	99,235
Newpark Resources, Inc.*	33,668	163,963
Nordic American Offshore Ltd. (a)	7,644	30,958
North Atlantic Drilling Ltd.*	2,987	5,406
Oil States International, Inc.*	21,198	598,420
Parker Drilling Co.*	48,678	66,689
PHI, Inc., Non-Voting Shares*	4,986	90,396
Pioneer Energy Services Corp.*	25,190	34,510
RigNet, Inc.*(a)	4,772	69,623
SEACOR Holdings, Inc.*	7,564	348,020
Seventy Seven Energy, Inc.*(a)	22,195	9,513
Tesco Corp.	15,302	104,054
TETRA Technologies, Inc.*	31,773	196,675
Tidewater, Inc.(a)	18,675	99,164
U.S. Silica Holdings, Inc.(a)	21,925	408,901
Unit Corp.*	19,970	208,287

		4,981,427

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	11,788	345,506
Casey’s General Stores, Inc.	15,742	1,900,689
Chefs’ Warehouse Inc. (The)*	7,558	99,388
Fairway Group Holdings Corp.*(a)	7,486	2,845
Fresh Market, Inc. (The)*	17,752	340,128
Ingles Markets, Inc., Class A	5,323	204,190
Natural Grocers by Vitamin Cottage, Inc.*	3,760	67,717
Performance Food Group Co.*	6,902	161,507
PriceSmart, Inc.	7,898	604,671
Smart & Final Stores, Inc.*	9,646	155,108
SpartanNash Co.	15,576	319,619
SUPERVALU, Inc.*	107,423	488,775
United Natural Foods, Inc.*	20,492	717,630
Village Super Market, Inc., Class A	2,841	74,605
Weis Markets, Inc.	4,591	186,486

		5,668,864

Food Products 1.8%
Alico, Inc.	1,495	45,403
Amplify Snack Brands, Inc.*(a)	6,448	69,638
Arcadia Biosciences, Inc.*	2,923	8,623
B&G Foods, Inc.	23,525	856,780
Calavo Growers, Inc.	6,066	313,915
Cal-Maine Foods, Inc.(a)	12,713	641,625
Darling Ingredients, Inc.*	67,646	608,137
Dean Foods Co.	38,548	770,189
Diamond Foods, Inc.*	10,758	394,819
Farmer Brothers Co.*	3,148	87,735
Fresh Del Monte Produce, Inc.	13,554	553,139
Freshpet, Inc.*(a)	8,173	48,548
Inventure Foods, Inc.*	7,653	43,010
J&J Snack Foods Corp.	6,033	651,443
John B. Sanfilippo & Son, Inc.	3,332	199,887
Lancaster Colony Corp.	7,485	761,075
Landec Corp.*	10,729	129,070
Lifeway Foods, Inc.*	1,982	25,409
Limoneira Co.(a)	4,713	59,290
Omega Protein Corp.*	8,799	198,769
Post Holdings, Inc.*	25,024	1,463,904
Sanderson Farms, Inc.(a)	9,121	740,808
Seaboard Corp.*	107	307,839
Seneca Foods Corp., Class A*	2,887	79,768
Snyder’s-Lance, Inc.(a)	19,847	626,570
Tootsie Roll Industries, Inc.(a)	7,716	253,239
TreeHouse Foods, Inc.*	17,415	1,382,054

		11,320,686

Gas Utilities 1.5%
Chesapeake Utilities Corp.	6,113	384,935
Laclede Group, Inc. (The)	17,487	1,118,119
New Jersey Resources Corp.	34,696	1,221,993
Northwest Natural Gas Co.	11,082	575,710
ONE Gas, Inc.	21,268	1,202,918
Piedmont Natural Gas Co., Inc.	31,935	1,891,829
South Jersey Industries, Inc.	27,967	695,260
Southwest Gas Corp.	18,995	1,117,476
WGL Holdings, Inc.	20,087	1,341,611

		9,549,851

Health Care Equipment & Supplies 3.7%
Abaxis, Inc.	9,241	402,446
ABIOMED, Inc.*	16,953	1,446,599
Accuray, Inc.*(a)	32,820	174,931
Analogic Corp.	5,107	378,275
AngioDynamics, Inc.*	10,384	117,547
Anika Therapeutics, Inc.*	5,838	219,626
Antares Pharma, Inc.*(a)	61,656	75,837
AtriCure, Inc.*	11,736	205,145
Atrion Corp.	572	214,797
Cantel Medical Corp.	13,962	828,924
Cardiovascular Systems, Inc.*	12,581	106,309
Cerus Corp.*(a)	39,619	215,131
ConforMIS, Inc.*	4,535	49,885
CONMED Corp.	11,310	417,791
Corindus Vascular Robotics, Inc.*(a)	8,630	17,346
CryoLife, Inc.	10,481	103,028
Cutera, Inc.*	5,660	63,618

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Cynosure, Inc., Class A*	8,922	$322,976
EndoChoice Holdings, Inc.*	1,706	10,253
Endologix, Inc.*(a)	26,919	191,932
Entellus Medical, Inc.*(a)	2,193	36,535
Exactech, Inc.*	4,113	82,301
GenMark Diagnostics, Inc.*	16,685	88,264
Glaukos Corp.*	3,090	50,429
Globus Medical, Inc., Class A*	27,960	697,602
Greatbatch, Inc.*	10,424	402,471
Haemonetics Corp.*	21,127	668,458
Halyard Health, Inc.*	19,126	474,325
HeartWare International, Inc.*	6,907	277,247
ICU Medical, Inc.*	5,732	551,705
Inogen, Inc.*	6,273	208,515
Insulet Corp.*	23,194	769,577
Integra LifeSciences Holdings Corp.*	11,515	707,597
Invacare Corp.	12,977	199,976
InVivo Therapeutics Holdings Corp.*(a)	10,526	46,630
Invuity, Inc.*	1,378	10,583
iRadimed Corp.*	1,085	21,103
K2M Group Holdings, Inc.*	6,985	99,257
Lantheus Holdings, Inc.*	3,612	7,838
LDR Holding Corp.*	10,554	193,877
LeMaitre Vascular, Inc.	4,490	65,554
LivaNova PLC*(a)	18,069	1,011,503
Masimo Corp.*	17,797	654,040
Meridian Bioscience, Inc.	17,187	330,850
Merit Medical Systems, Inc.*	17,630	291,776
Natus Medical, Inc.*	13,422	473,528
Neogen Corp.*	15,081	786,927
Nevro Corp.*(a)	6,768	418,195
Novocure Ltd.*(a)	3,691	46,064
NuVasive, Inc.*	19,701	908,610
NxStage Medical, Inc.*	25,872	489,498
OraSure Technologies, Inc.*	22,142	121,117
Orthofix International NV*	7,521	296,854
Oxford Immunotec Global PLC*	7,916	91,984
Penumbra, Inc.*	1,944	83,203
Quidel Corp.*	11,562	197,016
Rockwell Medical, Inc.*(a)	21,122	132,224
RTI Surgical, Inc.*	22,692	72,841
SeaSpine Holdings Corp.*	3,414	49,366
Second Sight Medical Products, Inc.*(a)	4,717	21,793
Sientra, Inc.*	2,731	23,132
Spectranetics Corp. (The)*(a)	16,953	204,284
STAAR Surgical Co.*(a)	15,405	100,595
STERIS PLC	34,584	2,394,596
SurModics, Inc.*	5,408	107,890
Tandem Diabetes Care, Inc.*	6,974	62,836
TransEnterix, Inc.*(a)	16,033	44,251
Unilife Corp.*(a)	46,672	41,902
Utah Medical Products, Inc.	1,582	89,177
Vascular Solutions, Inc.*	6,970	190,699
Veracyte, Inc.*(a)	5,285	34,247
West Pharmaceutical Services, Inc.	29,201	1,670,881
Wright Medical Group NV*	36,449	727,158
ZELTIQ Aesthetics, Inc.*(a)	13,290	308,594

		23,699,871

Health Care Providers & Services 2.7%
AAC Holdings, Inc.*(a)	3,165	56,527
Aceto Corp.	11,621	265,540
Addus HomeCare Corp.*	2,630	55,782
Adeptus Health, Inc., Class A*(a)	2,472	116,629
Air Methods Corp.*	16,006	623,274
Alliance HealthCare Services, Inc.*	2,106	15,753
Almost Family, Inc.*	2,896	110,743
Amedisys, Inc.*	11,546	412,769
AMN Healthcare Services, Inc.*	19,354	545,202
Amsurg Corp.*	21,896	1,602,568
BioScrip, Inc.*(a)	26,679	47,755
BioTelemetry, Inc.*	11,107	104,850
Capital Senior Living Corp.*	11,772	215,781
Chemed Corp.	6,925	971,716
Civitas Solutions, Inc.*	4,956	119,241
CorVel Corp.*	3,469	158,256
Cross Country Healthcare, Inc.*	13,301	191,534
Diplomat Pharmacy, Inc.*(a)	14,741	401,103
Ensign Group, Inc. (The)	20,777	466,444
ExamWorks Group, Inc.*	16,961	465,749
Five Star Quality Care, Inc.*	17,690	44,933
Genesis Healthcare, Inc.*	14,349	25,828
Hanger, Inc.*	14,146	190,830
HealthEquity, Inc.*	14,855	320,125
HealthSouth Corp.	37,428	1,339,548
Healthways, Inc.*	12,421	146,071
Kindred Healthcare, Inc.	34,451	332,797
Landauer, Inc.	3,799	116,401
LHC Group, Inc.*	5,193	196,919
Magellan Health, Inc.*	9,792	558,144
Molina Healthcare, Inc.*	15,962	876,473
National HealthCare Corp.	4,170	263,336
National Research Corp., Class A	4,186	63,167
Nobilis Health Corp.*(a)	12,275	25,900
Owens & Minor, Inc.	25,717	891,094
PharMerica Corp.*	12,448	369,581
Providence Service Corp. (The)*	5,653	250,993
RadNet, Inc.*	13,755	82,255
Select Medical Holdings Corp.	42,956	409,371
Surgery Partners, Inc.*	6,562	105,714
Surgical Care Affiliates, Inc.*	8,782	374,728
Team Health Holdings, Inc.*	29,313	1,198,022
Teladoc, Inc.*	4,059	65,918
Triple-S Management Corp., Class B*	9,681	215,789
Trupanion, Inc.*(a)	6,209	51,597
U.S. Physical Therapy, Inc.	4,954	253,397
Universal American Corp.	19,638	124,112
WellCare Health Plans, Inc.*	17,904	1,360,346

		17,200,605

Health Care Technology 0.5%
Castlight Health, Inc., Class B*	13,313	44,066
Computer Programs & Systems, Inc.(a)	4,680	245,840
Connecture, Inc.*	2,304	5,437
Evolent Health, Inc., Class A*	5,811	57,355

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Health Care Technology (continued)
HealthStream, Inc.*	10,500	$229,950
HMS Holdings Corp.*	36,509	439,934
Imprivata, Inc.*	3,591	41,835
Medidata Solutions, Inc.*	22,515	962,066
Omnicell, Inc.*	14,818	414,756
Press Ganey Holdings, Inc.*	4,128	121,982
Quality Systems, Inc.	20,509	268,873
Vocera Communications, Inc.*	10,205	146,850

		2,978,944

Hotels, Restaurants & Leisure 3.4%
Belmond Ltd., Class A*	40,112	339,347
Biglari Holdings, Inc.*	681	257,541
BJ’s Restaurants, Inc.*	8,799	377,389
Bloomin’ Brands, Inc.	50,591	893,437
Bob Evans Farms, Inc.	8,587	351,552
Bojangles’, Inc.*(a)	3,219	46,740
Boyd Gaming Corp.*	32,529	579,341
Bravo Brio Restaurant Group, Inc.*	5,942	51,161
Buffalo Wild Wings, Inc.*	7,713	1,174,690
Caesars Acquisition Co., Class A*(a)	18,118	108,708
Caesars Entertainment Corp.*(a)	23,096	160,055
Carrols Restaurant Group, Inc.*	14,086	188,189
Cheesecake Factory, Inc. (The)	19,794	956,050
Churchill Downs, Inc.	5,147	711,007
Chuy’s Holdings, Inc.*	6,578	224,902
ClubCorp Holdings, Inc.	17,418	208,493
Cracker Barrel Old Country Store, Inc.(a)	7,758	1,018,082
Dave & Buster’s Entertainment, Inc.*	9,308	337,601
Del Frisco’s Restaurant Group, Inc.*	9,404	148,959
Denny’s Corp.*	33,743	316,172
Diamond Resorts International, Inc.*(a)	17,121	315,369
DineEquity, Inc.	6,900	585,948
El Pollo Loco Holdings, Inc.*(a)	5,347	64,806
Eldorado Resorts, Inc.*	11,800	121,776
Empire Resorts, Inc.*(a)	1,323	19,329
Fiesta Restaurant Group, Inc.*	11,017	401,019
Fogo De Chao, Inc.*	2,292	32,638
Habit Restaurants, Inc. (The), Class A*(a)	4,533	93,062
International Speedway Corp., Class A	11,475	391,756
Interval Leisure Group, Inc.(a)	15,591	183,662
Intrawest Resorts Holdings, Inc.*	7,050	59,290
Isle of Capri Casinos, Inc.*	8,674	109,813
J Alexander’s Holdings, Inc.*	5,474	51,620
Jack in the Box, Inc.	14,097	1,094,491
Jamba, Inc.*(a)	5,590	72,335
Kona Grill, Inc.*	3,264	53,073
Krispy Kreme Doughnuts, Inc.*	26,559	389,355
La Quinta Holdings, Inc.*	38,515	436,760
Marcus Corp. (The)	7,736	146,520
Marriott Vacations Worldwide Corp.	10,551	521,114
Monarch Casino & Resort, Inc.*	4,007	82,945
Morgans Hotel Group Co.*	10,905	18,429
Noodles & Co.*(a)	4,312	51,916
Papa John’s International, Inc.	11,751	561,110
Papa Murphy’s Holdings, Inc.*	3,608	34,240
Penn National Gaming, Inc.*	32,712	462,221
Pinnacle Entertainment, Inc.*	23,907	730,120
Planet Fitness, Inc., Class A*(a)	6,661	95,186
Popeyes Louisiana Kitchen, Inc.*	9,420	580,555
Potbelly Corp.*(a)	8,561	91,603
Red Robin Gourmet Burgers, Inc.*	5,788	357,351
Ruby Tuesday, Inc.*	24,654	134,364
Ruth’s Hospitality Group, Inc.	13,939	226,509
Scientific Games Corp., Class A*(a)	20,033	118,595
SeaWorld Entertainment, Inc.	27,901	531,793
Shake Shack, Inc., Class A*	2,271	78,531
Sonic Corp.	20,041	588,805
Speedway Motorsports, Inc.	4,598	86,764
Texas Roadhouse, Inc.	28,390	1,045,604
Vail Resorts, Inc.	14,741	1,842,625
Wingstop, Inc.*(a)	2,861	69,408
Zoe’s Kitchen, Inc.*(a)	8,023	222,879

		21,604,705

Household Durables 1.2%
Bassett Furniture Industries, Inc.	4,213	126,011
Beazer Homes USA, Inc.*	13,898	118,828
CalAtlantic Group, Inc.	31,255	1,015,475
Cavco Industries, Inc.*	3,662	307,095
Century Communities, Inc.*	6,035	89,258
CSS Industries, Inc.	3,628	101,620
Ethan Allen Interiors, Inc.	10,161	271,299
Flexsteel Industries, Inc.	2,482	108,265
Green Brick Partners, Inc.*(a)	7,916	46,546
Helen of Troy Ltd.*	11,553	1,032,492
Hooker Furniture Corp.	4,192	120,352
Hovnanian Enterprises, Inc., Class A*(a)	49,078	75,580
Installed Building Products, Inc.*	7,917	164,911
iRobot Corp.*	12,171	412,962
KB Home (a)	33,462	363,397
La-Z-Boy, Inc.	20,896	448,010
LGI Homes, Inc.*(a)	5,622	123,459
Libbey, Inc.	8,719	139,504
Lifetime Brands, Inc.	4,391	52,604
M.D.C. Holdings, Inc.	16,018	348,552
M/I Homes, Inc.*	9,906	177,516
Meritage Homes Corp.*	16,205	534,927
NACCO Industries, Inc., Class A	1,669	79,428
New Home Co., Inc. (The)*	4,965	50,296
Skullcandy, Inc.*	8,395	26,696
Taylor Morrison Home Corp., Class A*	12,924	155,734
TRI Pointe Group, Inc.*	66,085	696,536
Universal Electronics, Inc.*	5,967	299,245
WCI Communities, Inc.*	6,152	128,823
William Lyon Homes, Class A*(a)	7,812	84,838
ZAGG, Inc.*	10,819	99,751

		7,800,010

Household Products 0.2%
Central Garden & Pet Co., Class A*	16,912	233,724
HRG Group, Inc.*	32,094	389,621
Oil-Dri Corp. of America	2,060	77,250
Orchids Paper Products Co.	3,718	109,681
WD-40 Co.	5,920	611,536

		1,421,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Independent Power and Renewable Electricity Producers 0.4%
Abengoa Yield PLC(a)	20,270	$343,576
Atlantic Power Corp.(a)	48,331	90,379
Dynegy, Inc.*	49,552	586,696
NRG Yield, Inc., Class A(a)	13,808	171,219
NRG Yield, Inc., Class C(a)	26,050	344,902
Ormat Technologies, Inc.	15,231	539,177
Pattern Energy Group, Inc.(a)	22,866	433,311
Talen Energy Corp.*	34,713	248,198
TerraForm Global, Inc., Class A(a)	17,957	75,958
Vivint Solar, Inc.*(a)	8,385	69,596

		2,903,012

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	15,759	236,543

Information Technology Services 2.7%
6D Global Technologies, Inc.*(a)(b)	7,533	21,921
Acxiom Corp.*	32,008	598,550
Blackhawk Network Holdings, Inc.*	22,042	830,763
CACI International, Inc., Class A*	9,884	821,064
Cardtronics, Inc.*	18,445	568,290
Cass Information Systems, Inc.	4,815	245,083
Ciber, Inc.*	32,654	106,125
Convergys Corp.	40,433	988,183
CSG Systems International, Inc.	13,465	470,467
Datalink Corp.*	8,291	59,529
EPAM Systems, Inc.*	19,863	1,487,739
Euronet Worldwide, Inc.*	21,115	1,684,344
Everi Holdings, Inc.*	26,590	74,718
EVERTEC, Inc.	27,090	372,217
ExlService Holdings, Inc.*	13,630	595,086
Forrester Research, Inc.	4,096	130,949
Hackett Group, Inc. (The)	9,760	144,155
Heartland Payment Systems, Inc.	14,884	1,370,519
Lionbridge Technologies, Inc.*	25,946	120,130
Luxoft Holding, Inc.*	7,464	560,397
ManTech International Corp., Class A	10,158	292,855
MAXIMUS, Inc.	26,841	1,432,504
ModusLink Global Solutions, Inc.*	15,271	32,833
MoneyGram International, Inc.*	11,511	61,008
NeuStar, Inc., Class A*(a)	10,319	253,641
Perficient, Inc.*	14,664	279,349
PFSweb, Inc.*	4,699	58,174
Science Applications International Corp.	18,852	803,472
ServiceSource International, Inc.*	23,737	91,862
Sykes Enterprises, Inc.*	16,024	471,747
Syntel, Inc.*	12,841	607,893
TeleTech Holdings, Inc.	6,630	177,087
Travelport Worldwide Ltd.	43,296	471,493
Unisys Corp.*	20,029	196,685
Virtusa Corp.*	12,158	543,706

		17,024,538

Insurance 2.6%
Ambac Financial Group, Inc.*	18,096	254,068
American Equity Investment Life Holding Co.	31,313	569,583
AMERISAFE, Inc.	7,743	394,970
Argo Group International Holdings Ltd.	11,359	645,532
Atlas Financial Holdings, Inc.*	4,253	74,087
Baldwin & Lyons, Inc., Class B	4,167	103,050
Citizens, Inc.*(a)	19,471	126,172
CNO Financial Group, Inc.	75,705	1,317,267
Crawford & Co., Class B	11,770	53,554
Donegal Group, Inc., Class A	4,012	56,609
eHealth, Inc.*	6,885	72,224
EMC Insurance Group, Inc.	3,247	75,525
Employers Holdings, Inc.	12,739	317,328
Enstar Group Ltd.*	3,688	588,420
FBL Financial Group, Inc., Class A	3,982	243,141
Federated National Holding Co.	5,804	143,591
Fidelity & Guaranty Life	4,809	120,465
First American Financial Corp.	43,996	1,512,143
Global Indemnity PLC*	3,439	103,411
Greenlight Capital Re Ltd., Class A*	12,182	236,574
Hallmark Financial Services, Inc.*	5,824	63,482
HCI Group, Inc.(a)	3,564	118,503
Heritage Insurance Holdings, Inc.	10,329	204,721
Horace Mann Educators Corp.	16,725	513,792
Independence Holding Co.	3,140	48,168
Infinity Property & Casualty Corp.	4,545	360,828
James River Group Holdings Ltd.	4,590	155,693
Kemper Corp.	17,754	613,578
Maiden Holdings Ltd.	20,923	267,814
MBIA, Inc.*	56,117	373,739
National General Holdings Corp.	14,887	294,614
National Interstate Corp.	3,105	76,166
National Western Life Group, Inc., Class A	936	215,963
Navigators Group, Inc. (The)*	4,326	379,001
OneBeacon Insurance Group Ltd., Class A	8,996	115,509
Patriot National, Inc.*(a)	3,645	24,166
Primerica, Inc.	19,744	888,677
RLI Corp.	17,065	1,011,955
Safety Insurance Group, Inc.	6,135	346,137
Selective Insurance Group, Inc.	22,464	703,348
State Auto Financial Corp.	5,999	130,958
State National Cos., Inc.	13,345	131,448
Stewart Information Services Corp.	9,025	320,027
Symetra Financial Corp.	29,624	948,560
Third Point Reinsurance Ltd.*	34,770	405,071
United Fire Group, Inc.	8,337	322,058
United Insurance Holdings Corp.	6,991	108,570
Universal Insurance Holdings, Inc.(a)	12,778	239,460

		16,389,720

Internet & Catalog Retail 0.5%
1-800-FLOWERS.COM, Inc., Class A*	10,796	76,706
Blue Nile, Inc.*	4,731	164,592
Duluth Holdings, Inc.*	3,364	55,540
Etsy, Inc.*	7,946	61,661
EVINE Live, Inc.*	20,504	25,015
FTD Cos., Inc.*	7,262	179,371
HSN, Inc.	13,240	623,074
Lands’ End, Inc.*(a)	6,566	143,007
Liberty TripAdvisor Holdings, Inc., Series A*	30,500	681,065
Nutrisystem, Inc.	11,516	228,132

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Internet & Catalog Retail (continued)
Overstock.com, Inc.*	4,884	$57,924
PetMed Express, Inc.	8,051	145,079
Shutterfly, Inc.*	14,405	599,968
Wayfair, Inc., Class A*(a)	8,185	369,962

		3,411,096

Internet Software & Services 2.3%
Alarm.com Holdings, Inc.*(a)	3,485	56,283
Amber Road, Inc.*(a)	6,786	29,655
Angie’s List, Inc.*	18,378	156,029
Apigee Corp.*	1,895	14,629
Appfolio, Inc., Class A*(a)	2,668	35,751
Bankrate, Inc.*	27,416	313,639
Bazaarvoice, Inc.*	24,097	87,231
Benefitfocus, Inc.*(a)	3,129	91,242
Blucora, Inc.*	16,308	140,738
Box, Inc., Class A*(a)	5,256	56,555
Brightcove, Inc.*	13,507	74,829
Carbonite, Inc.*	7,449	66,818
Care.com, Inc.*(a)	7,304	43,751
ChannelAdvisor Corp.*	8,717	106,609
Cimpress NV*(a)	13,340	1,047,457
comScore, Inc.*	14,091	542,926
Constant Contact, Inc.*	13,211	417,600
Cornerstone OnDemand, Inc.*	22,051	676,745
Cvent, Inc.*	9,640	254,592
Demandware, Inc.*(a)	13,640	578,745
DHI Group, Inc.*	17,623	164,070
EarthLink Holdings Corp.	41,072	243,146
Endurance International Group Holdings, Inc.*(a)	24,347	223,505
Envestnet, Inc.*	15,890	372,620
Everyday Health, Inc.*	8,457	38,902
Five9, Inc.*	9,139	76,128
Gogo, Inc.*(a)	23,061	335,538
GrubHub, Inc.*(a)	30,799	580,561
GTT Communications, Inc.*	9,744	145,088
Hortonworks, Inc.*	3,114	30,206
Instructure, Inc.*	2,231	38,663
Internap Corp.*	21,994	84,897
IntraLinks Holdings, Inc.*	15,891	128,081
j2 Global, Inc.	19,568	1,418,876
Limelight Networks, Inc.*	23,558	29,448
Liquidity Services, Inc.*	9,598	62,483
LivePerson, Inc.*	22,773	128,895
LogMeIn, Inc.*	10,045	524,751
Marchex, Inc., Class B	13,753	52,536
Marin Software, Inc.*	12,171	41,260
Marketo, Inc.*	14,347	272,736
MaxPoint Interactive, Inc.*	2,638	4,115
MINDBODY, Inc., Class A*(a)	3,295	38,947
Monster Worldwide, Inc.*	36,347	181,372
New Relic, Inc.*(a)	2,353	66,402
NIC, Inc.	26,805	530,471
OPOWER, Inc.*(a)	10,325	87,763
Q2 Holdings, Inc.*	7,711	167,020
QuinStreet, Inc.*	14,603	55,637
Quotient Technology, Inc.*(a)	24,164	146,675
RealNetworks, Inc.*	8,735	31,621
Reis, Inc.	3,479	78,451
RetailMeNot, Inc.*	15,257	138,839
Rocket Fuel, Inc.*(a)	10,340	32,364
SciQuest, Inc.*	11,025	140,348
Shutterstock, Inc.*(a)	8,151	235,482
SPS Commerce, Inc.*	6,803	444,100
Stamps.com, Inc.*	5,794	543,593
TechTarget, Inc.*	7,813	62,113
Textura Corp.*(a)	7,835	123,715
Travelzoo, Inc.*	3,043	24,679
TrueCar, Inc.*	19,436	125,945
United Online, Inc.*	5,737	60,870
Web.com Group, Inc.*	17,996	338,865
WebMD Health Corp.*	15,414	787,810
Wix.com Ltd.*(a)	7,414	151,394
Xactly Corp.*	4,036	28,091
XO Group, Inc.*	10,561	157,359

		14,568,255

Leisure Products 0.3%
Arctic Cat, Inc.	5,169	63,630
Black Diamond, Inc.*	8,784	39,879
Callaway Golf Co.	31,263	272,301
Escalade, Inc.	3,894	47,117
JAKKS Pacific, Inc.*(a)	7,473	55,674
Johnson Outdoors, Inc., Class A	2,078	44,677
Malibu Boats, Inc., Class A*	7,007	91,582
Marine Products Corp.	4,726	36,863
MCBC Holdings, Inc.*	3,333	42,063
Nautilus, Inc.*	12,591	245,273
Performance Sports Group Ltd.*	17,828	127,470
Smith & Wesson Holding Corp.*	21,805	470,116
Sturm Ruger & Co., Inc.(a)	7,604	447,495

		1,984,140

Life Sciences Tools & Services 0.7%
Accelerate Diagnostics, Inc.*(a)	10,146	150,262
Affymetrix, Inc.*(a)	31,768	445,705
Albany Molecular Research, Inc.*(a)	9,902	161,601
Cambrex Corp.*	12,762	442,076
Fluidigm Corp.*(a)	11,615	77,937
Harvard Bioscience, Inc.*	12,284	36,483
INC Research Holdings, Inc., Class A*	5,391	227,123
Luminex Corp.*	17,649	338,684
NanoString Technologies, Inc.*	5,760	80,352
NeoGenomics, Inc.*(a)	22,310	152,154
Pacific Biosciences of California, Inc.*	24,857	265,721
PAREXEL International Corp.*	22,441	1,435,326
PRA Health Sciences, Inc.*	8,163	351,662
Sequenom, Inc.*(a)	46,519	74,896

		4,239,982

Machinery 2.6%
Accuride Corp.*	16,145	13,578
Actuant Corp., Class A	24,311	565,960
Alamo Group, Inc.	4,013	212,809
Albany International Corp., Class A	11,588	393,065
Altra Industrial Motion Corp.	10,947	245,870

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinary (continued)
American Railcar Industries, Inc.(a)	3,636	$165,074
Astec Industries, Inc.	7,780	290,194
Barnes Group, Inc.	22,257	723,575
Blount International, Inc.*	19,449	180,876
Blue Bird Corp.*	1,860	18,228
Briggs & Stratton Corp.	18,302	359,817
Chart Industries, Inc.*	12,163	197,162
CIRCOR International, Inc.	7,115	252,511
CLARCOR, Inc.	20,418	956,787
Columbus McKinnon Corp.	8,021	114,700
Commercial Vehicle Group, Inc.*	12,204	37,832
Douglas Dynamics, Inc.	8,933	177,409
EnPro Industries, Inc.	9,362	416,328
ESCO Technologies, Inc.	10,704	368,539
ExOne Co. (The)*(a)	4,185	31,890
Federal Signal Corp.	25,524	377,500
FreightCar America, Inc.	5,069	96,564
Global Brass & Copper Holdings, Inc.	8,556	177,195
Gorman-Rupp Co. (The)	7,536	191,565
Graham Corp.	4,240	73,352
Greenbrier Cos., Inc. (The) (a)	10,943	282,986
Harsco Corp.	31,854	205,140
Hillenbrand, Inc.	25,640	694,331
Hurco Cos., Inc.	2,728	73,656
Hyster-Yale Materials Handling, Inc.	3,772	195,918
John Bean Technologies Corp.	11,852	542,940
Kadant, Inc.	4,374	169,755
LB Foster Co., Class A	4,129	47,607
Lindsay Corp.(a)	4,549	319,977
Lydall, Inc.*	6,800	192,100
Meritor, Inc.*	37,508	256,180
Milacron Holdings Corp.*(a)	6,217	79,267
Miller Industries, Inc.	4,372	93,954
Mueller Industries, Inc.	23,387	595,199
Mueller Water Products, Inc., Class A	65,681	539,241
Navistar International Corp.*(a)	20,267	147,341
NN, Inc.	11,189	135,611
Omega Flex, Inc.	1,178	34,869
Proto Labs, Inc.*(a)	9,476	521,085
RBC Bearings, Inc.*	9,523	565,000
Rexnord Corp.*	41,674	682,203
Standex International Corp.	5,218	376,844
Sun Hydraulics Corp.	9,382	238,866
Tennant Co.	7,509	406,312
Titan International, Inc.	17,273	51,819
TriMas Corp.*	18,619	321,922
Twin Disc, Inc.	3,483	39,846
Wabash National Corp.*	28,077	310,532
Watts Water Technologies, Inc., Class A	11,502	566,704
Woodward, Inc.	26,504	1,224,220
Xerium Technologies, Inc.*	4,514	40,536

		16,590,341

Marine 0.1%
Eagle Bulk Shipping, Inc.*(a)	8,383	11,066
Golden Ocean Group Ltd.*(a)	26,545	19,726
Matson, Inc.	17,651	713,277
Navios Maritime Holdings, Inc.(a)	31,331	30,519
Safe Bulkers, Inc.(a)	14,238	6,240
Scorpio Bulkers, Inc.*(a)	10,496	34,425
Ultrapetrol (Bahamas) Ltd.*	10,076	645

		815,898

Media 1.6%
AMC Entertainment Holdings, Inc., Class A	8,545	186,281
Carmike Cinemas, Inc.*	9,769	216,676
Central European Media Enterprises Ltd., Class A*(a)	28,973	74,750
Crown Media Holdings, Inc., Class A*	14,209	63,798
Cumulus Media, Inc., Class A*	56,902	14,925
Daily Journal Corp.*(a)	418	80,473
DreamWorks Animation SKG, Inc., Class A*(a)	30,966	793,968
E.W. Scripps Co. (The), Class A	24,126	457,912
Entercom Communications Corp., Class A*	10,388	108,970
Entravision Communications Corp., Class A	25,263	188,462
Eros International PLC*(a)	11,198	98,431
Global Eagle Entertainment, Inc.*(a)	18,377	185,608
Gray Television, Inc.*	25,756	338,691
Harte-Hanks, Inc.	19,469	66,584
Hemisphere Media Group, Inc.*(a)	4,203	60,523
IMAX Corp.*	24,587	763,672
Journal Media Group, Inc.	9,560	114,911
Loral Space & Communications, Inc.*	5,475	189,161
MDC Partners, Inc., Class A (a)	17,974	351,212
Media General, Inc.*	39,113	635,195
Meredith Corp.	14,991	634,269
National CineMedia, Inc.	25,323	396,052
New Media Investment Group, Inc.	18,465	319,814
New York Times Co. (The), Class A	55,984	740,109
Nexstar Broadcasting Group, Inc., Class A	12,737	575,840
Reading International, Inc., Class A*	6,665	72,382
Rentrak Corp.*(a)	5,255	233,690
Saga Communications, Inc., Class A	1,525	63,913
Scholastic Corp.(a)	10,915	374,712
SFX Entertainment, Inc.*(a)	18,619	2,421
Sinclair Broadcast Group, Inc., Class A	26,953	889,449
Sizmek, Inc.*	8,257	28,156
Time, Inc.	44,954	674,310
Townsquare Media, Inc., Class A*(a)	2,836	26,658
Tribune Publishing Co.	11,432	106,775
World Wrestling Entertainment, Inc., Class A (a)	12,033	215,391

		10,344,144

Metals & Mining 0.7%
AK Steel Holding Corp.*(a)	70,893	144,622
Carpenter Technology Corp.	20,699	574,604
Century Aluminum Co.*(a)	19,724	93,097
Cliffs Natural Resources, Inc.*(a)	60,829	97,935
Coeur Mining, Inc.*(a)	54,124	119,614
Commercial Metals Co.	47,472	660,810
Ferroglobe PLC	25,842	219,657

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Metal & Mining (continued)
Handy & Harman Ltd.*	1,081	$18,399
Haynes International, Inc.	4,952	158,464
Hecla Mining Co.(a)	153,009	284,597
Horsehead Holding Corp.*(a)	22,558	5,809
Kaiser Aluminum Corp.	7,010	544,957
Materion Corp.	8,031	196,679
Olympic Steel, Inc.	3,840	35,866
Ryerson Holding Corp.*(a)	4,899	16,559
Schnitzer Steel Industries, Inc., Class A	10,489	141,077
Stillwater Mining Co.*	49,953	327,192
SunCoke Energy, Inc.	25,994	98,257
TimkenSteel Corp.	15,791	142,277
Worthington Industries, Inc.	19,622	600,237

		4,480,709

Multiline Retail 0.4%
Big Lots, Inc.	20,176	782,425
Burlington Stores, Inc.*	30,655	1,647,093
Fred’s, Inc., Class A	14,751	243,391
Ollie’s Bargain Outlet Holdings, Inc.*(a)	4,353	97,290
Tuesday Morning Corp.*	17,549	97,748

		2,867,947

Multi-Utilities 0.5%
Avista Corp.	25,253	935,118
Black Hills Corp.(a)	20,817	1,025,862
NorthWestern Corp.	19,038	1,063,082

		3,024,062

Oil, Gas & Consumable Fuels 1.7%
Abraxas Petroleum Corp.*	38,878	44,321
Adams Resources & Energy, Inc.	899	30,269
Alon USA Energy, Inc.(a)	12,417	156,206
Approach Resources, Inc.*(a)	14,480	18,679
Ardmore Shipping Corp.	6,999	71,040
Bill Barrett Corp.*(a)	19,945	73,797
Bonanza Creek Energy, Inc.*(a)	19,754	56,299
Callon Petroleum Co.*	32,938	225,625
Carrizo Oil & Gas, Inc.*	23,919	648,923
Clayton Williams Energy, Inc.*(a)	2,353	40,425
Clean Energy Fuels Corp.*(a)	28,363	76,013
Cloud Peak Energy, Inc.*(a)	23,936	35,904
Contango Oil & Gas Co.*	6,724	43,101
Delek US Holdings, Inc.	23,553	400,872
DHT Holdings, Inc.	37,097	214,421
Dorian LPG Ltd.*(a)	9,792	103,599
Earthstone Energy, Inc.*(a)	418	5,129
Eclipse Resources Corp.*(a)	18,845	22,802
Energy Fuels, Inc.*	16,471	38,542
Energy XXI Ltd. (a)	36,991	32,075
Erin Energy Corp.*(a)	5,413	14,344
Evolution Petroleum Corp.	9,401	43,809
EXCO Resources, Inc.*(a)	63,858	75,991
Frontline Ltd. (a)	98,233	214,148
GasLog Ltd. (a)	16,552	123,643
Gastar Exploration, Inc.*(a)	32,208	38,328
Gener8 Maritime, Inc.*	7,913	53,255
Green Plains, Inc.	15,603	295,677
Halcon Resources Corp.*(a)	29,136	16,025
Hallador Energy Co.(a)	4,134	20,587
Isramco, Inc.*	369	29,243
Jones Energy, Inc., Class A*(a)	11,391	24,035
Matador Resources Co.*(a)	29,997	480,852
Navios Maritime Acquisition Corp.(a)	32,427	73,934
Nordic American Tankers Ltd. (a)	36,290	461,246
Northern Oil and Gas, Inc.*(a)	24,581	81,117
Oasis Petroleum, Inc.*(a)	57,495	307,598
Pacific Ethanol, Inc.*(a)	12,068	42,117
Panhandle Oil and Gas, Inc., Class A	6,497	93,752
Par Pacific Holdings, Inc.*	6,650	159,068
Parsley Energy, Inc., Class A*	40,726	784,383
PDC Energy, Inc.*(a)	16,316	927,891
Peabody Energy Corp.(a)	7,346	32,690
Petrocorp, Inc.*(b)	1,500	0
Renewable Energy Group, Inc.*	17,425	120,755
REX American Resources Corp.*	2,438	130,262
Rex Energy Corp.*(a)	18,749	13,934
Ring Energy, Inc.*	9,297	51,412
RSP Permian, Inc.*(a)	26,829	631,823
Sanchez Energy Corp.*(a)	20,689	74,894
Scorpio Tankers, Inc.	73,214	446,605
SemGroup Corp., Class A	18,137	401,553
Ship Finance International Ltd. (a)	23,921	320,302
Solazyme, Inc.*(a)	31,994	52,790
Stone Energy Corp.*(a)	22,789	70,190
Synergy Resources Corp.*	43,029	272,804
Teekay Tankers Ltd., Class A	39,084	178,614
TransAtlantic Petroleum Ltd.*	10,041	9,565
Triangle Petroleum Corp.*(a)	18,829	8,545
Ultra Petroleum Corp.*(a)	60,909	137,654
Uranium Energy Corp.*(a)	36,408	34,792
W&T Offshore, Inc.*(a)	13,340	26,013
Western Refining, Inc.	28,966	952,981
Westmoreland Coal Co.*(a)	7,050	39,339

		10,706,602

Paper & Forest Products 0.5%
Boise Cascade Co.*	16,268	336,097
Clearwater Paper Corp.*	7,318	286,573
Deltic Timber Corp.	4,524	248,458
KapStone Paper and Packaging Corp.	34,700	512,866
Louisiana-Pacific Corp.*	57,958	911,100
Neenah Paper, Inc.	6,798	410,871
P.H. Glatfelter Co.	17,798	262,698
Schweitzer-Mauduit International, Inc.	12,387	520,254

		3,488,917

Personal Products 0.2%
Elizabeth Arden, Inc.*(a)	10,313	82,504
Inter Parfums, Inc.	6,735	180,835
Medifast, Inc.	4,451	129,213
Natural Health Trends Corp.(a)	3,151	62,863
Nature’s Sunshine Products, Inc.	4,111	35,272
Nutraceutical International Corp.*	3,334	79,016
Revlon, Inc., Class A*	4,570	135,866
Synutra International, Inc.*(a)	8,371	41,520
USANA Health Sciences, Inc.*	2,346	297,707

		1,044,796

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value

Pharmaceuticals 1.7%
Aclaris Therapeutics, Inc.*(a)	2,463	$54,752
Aerie Pharmaceuticals, Inc.*	8,167	135,082
Agile Therapeutics, Inc.*	4,033	24,601
Alimera Sciences, Inc.*(a)	12,670	29,268
Amphastar Pharmaceuticals, Inc.*	12,572	151,493
ANI Pharmaceuticals, Inc.*(a)	3,141	100,543
Aratana Therapeutics, Inc.*	11,469	38,650
Assembly Biosciences, Inc.*(a)	5,600	28,672
BioDelivery Sciences International, Inc.*(a)	18,469	74,799
Carbylan Therapeutics, Inc.*	4,824	11,722
Catalent, Inc.*	34,061	801,455
Cempra, Inc.*(a)	14,395	248,026
Collegium Pharmaceutical, Inc.*	3,308	56,335
Corcept Therapeutics, Inc.*(a)	24,576	89,702
Corium International, Inc.*(a)	4,855	28,208
Depomed, Inc.*	23,820	365,399
Dermira, Inc.*	6,335	177,380
Durect Corp.*	44,394	53,273
Endocyte, Inc.*(a)	15,609	52,290
Flex Pharma, Inc.*(a)	2,262	18,820
Foamix Pharmaceuticals Ltd.*(a)	8,916	57,776
Heska Corp.*	2,231	83,350
Impax Laboratories, Inc.*	29,140	1,091,876
Innoviva, Inc.(a)	35,077	351,472
Intersect ENT, Inc.*	6,900	123,027
Intra-Cellular Therapies, Inc.*	10,827	401,465
Lannett Co., Inc.*(a)	10,869	277,268
Medicines Co. (The)*(a)	26,936	930,908
MyoKardia, Inc.*	2,915	26,235
Nektar Therapeutics*	53,687	732,291
Neos Therapeutics, Inc.*	1,775	24,104
Ocular Therapeutix, Inc.*(a)	5,714	34,970
Omeros Corp.*(a)	15,092	162,843
Pacira Pharmaceuticals, Inc.*(a)	14,850	882,387
Paratek Pharmaceuticals, Inc.*(a)	4,792	70,059
Pernix Therapeutics Holdings, Inc.*(a)	17,381	37,891
Phibro Animal Health Corp., Class A	7,264	243,707
POZEN, Inc.*(a)	11,507	75,371
Prestige Brands Holdings, Inc.*	21,235	991,250
Relypsa, Inc.*(a)	13,453	253,454
Revance Therapeutics, Inc.*(a)	7,538	156,263
Sagent Pharmaceuticals, Inc.*	8,837	133,527
SciClone Pharmaceuticals, Inc.*	19,930	159,241
Sucampo Pharmaceuticals, Inc., Class A*	9,915	125,425
Supernus Pharmaceuticals, Inc.*	13,684	155,177
Teligent, Inc.*(a)	16,493	118,420
Tetraphase Pharmaceuticals, Inc.*(a)	14,388	78,271
TherapeuticsMD, Inc.*	58,607	419,040
Theravance Biopharma, Inc.*(a)	11,826	194,183
VIVUS, Inc.*(a)	41,142	41,553
XenoPort, Inc.*	23,133	114,971
Zogenix, Inc.*	10,331	97,938
Zynerba Pharmaceuticals, Inc.*	1,335	8,838

		11,195,021

Professional Services 1.4%
Acacia Research Corp.	20,236	75,683
Advisory Board Co. (The)*	17,330	793,194
Barrett Business Services, Inc.	2,821	110,499
CBIZ, Inc.*	20,844	210,524
CDI Corp.	5,933	30,496
CEB, Inc.	13,704	808,262
CRA International, Inc.*	3,741	69,695
Exponent, Inc.	10,686	548,299
Franklin Covey Co.*	4,988	88,337
FTI Consulting, Inc.*	17,083	578,943
GP Strategies Corp.*	5,249	126,973
Heidrick & Struggles International, Inc.	7,320	192,955
Hill International, Inc.*	14,626	49,436
Huron Consulting Group, Inc.*	9,496	532,821
ICF International, Inc.*	7,893	270,019
Insperity, Inc.(a)	7,896	354,767
Kelly Services, Inc., Class A	12,574	208,477
Kforce, Inc.	9,846	219,566
Korn/Ferry International	20,553	633,238
Mistras Group, Inc.*	6,569	148,394
Navigant Consulting, Inc.*	20,056	316,684
On Assignment, Inc.*	21,034	812,964
Pendrell Corp.*	69,095	37,304
Resources Connection, Inc.	15,222	230,004
RPX Corp.*	21,802	252,467
TriNet Group, Inc.*	17,062	252,518
TrueBlue, Inc.*	17,167	392,094
Volt Information Sciences, Inc.*	3,546	27,198
VSE Corp.	1,746	104,760
WageWorks, Inc.*	14,590	652,757

		9,129,328

Real Estate Investment Trusts (REITs) 9.4%
Acadia Realty Trust	27,781	947,332
AG Mortgage Investment Trust, Inc.	11,410	133,839
Agree Realty Corp.	8,402	310,202
Alexander’s, Inc.	854	311,710
Altisource Residential Corp.	22,838	227,238
American Assets Trust, Inc.	15,063	563,206
American Capital Mortgage Investment Corp.	21,084	274,724
American Residential Properties, Inc.	13,465	228,097
Anworth Mortgage Asset Corp.	41,929	178,618
Apollo Commercial Real Estate Finance, Inc.	23,934	380,551
Apollo Residential Mortgage, Inc.	12,889	139,846
Ares Commercial Real Estate Corp.	10,930	116,514
Armada Hoffler Properties, Inc.	12,625	135,971
ARMOUR Residential REIT, Inc.	16,316	317,999
Ashford Hospitality Prime, Inc.	11,057	121,516
Ashford Hospitality Trust, Inc.	33,288	185,081
Bluerock Residential Growth REIT, Inc.	7,077	73,318
Campus Crest Communities, Inc.*	25,715	177,948
Capstead Mortgage Corp.	39,201	366,137
CareTrust REIT, Inc.	19,073	195,689
CatchMark Timber Trust, Inc., Class A	17,000	185,130
Cedar Realty Trust, Inc.	34,178	241,297
Chatham Lodging Trust	15,323	288,992
Chesapeake Lodging Trust	24,460	614,435
Colony Capital, Inc., Class A	45,401	782,259
Colony Starwood Homes	16,056	345,525

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
CorEnergy Infrastructure Trust, Inc.	5,337	$84,325
CoreSite Realty Corp.	9,932	637,038
Cousins Properties, Inc.	88,724	764,801
CubeSmart	67,331	2,106,787
CyrusOne, Inc.	27,038	996,350
CYS Investments, Inc.	63,787	439,492
DCT Industrial Trust, Inc.	35,995	1,288,261
DiamondRock Hospitality Co.	82,092	681,364
DuPont Fabros Technology, Inc.	25,557	847,726
Dynex Capital, Inc.	21,940	131,640
Easterly Government Properties, Inc.	5,307	94,571
EastGroup Properties, Inc.	13,125	700,744
Education Realty Trust, Inc.	25,682	1,003,653
EPR Properties	23,028	1,380,529
Equity One, Inc.	32,143	891,004
FelCor Lodging Trust, Inc.	59,330	412,937
First Industrial Realty Trust, Inc.	44,998	926,509
First Potomac Realty Trust	23,368	228,773
Franklin Street Properties Corp.	36,956	360,691
GEO Group, Inc. (The)	30,390	898,936
Getty Realty Corp.	10,123	180,999
Gladstone Commercial Corp.	9,603	137,323
Government Properties Income Trust	27,991	384,316
Gramercy Property Trust	170,565	1,246,830
Great Ajax Corp.	1,657	18,260
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,650	280,917
Hatteras Financial Corp.	39,133	479,771
Healthcare Realty Trust, Inc.	40,673	1,181,144
Hersha Hospitality Trust	18,585	326,538
Highwoods Properties, Inc.	37,987	1,606,470
Hudson Pacific Properties, Inc.	30,314	770,279
Independence Realty Trust, Inc.	14,290	97,315
InfraREIT, Inc.	8,738	168,906
Inland Real Estate Corp.	35,871	384,178
Invesco Mortgage Capital, Inc.	50,227	568,570
Investors Real Estate Trust	50,354	328,308
iStar, Inc.*	35,321	368,751
Kite Realty Group Trust	34,105	903,782
Ladder Capital Corp.	16,135	177,485
LaSalle Hotel Properties	46,025	1,019,914
Lexington Realty Trust	83,840	614,547
LTC Properties, Inc.	14,360	639,451
Mack-Cali Realty Corp.	36,192	752,432
Medical Properties Trust, Inc.	94,900	1,043,900
Monmouth Real Estate Investment Corp.	25,982	267,095
Monogram Residential Trust, Inc.	67,727	590,579
National Health Investors, Inc.	15,201	922,397
National Storage Affiliates Trust	9,667	168,109
New Residential Investment Corp.	93,475	1,064,680
New Senior Investment Group, Inc.	35,916	330,068
New York Mortgage Trust, Inc.	44,145	213,662
New York REIT, Inc.	66,106	679,570
NexPoint Residential Trust, Inc.	7,402	88,084
One Liberty Properties, Inc.	4,812	99,705
Orchid Island Capital, Inc.	9,275	82,362
Parkway Properties, Inc.	34,907	470,197
Pebblebrook Hotel Trust	29,381	717,484
Pennsylvania Real Estate Investment Trust	28,367	555,426
PennyMac Mortgage Investment Trust	29,784	403,573
Physicians Realty Trust	35,476	605,575
Potlatch Corp.	16,730	482,493
Preferred Apartment Communities, Inc., Class A	9,469	114,101
PS Business Parks, Inc.	7,832	678,095
QTS Realty Trust, Inc., Class A	11,230	518,826
RAIT Financial Trust	33,116	84,777
Ramco-Gershenson Properties Trust	32,534	556,006
Redwood Trust, Inc.	34,680	373,504
Resource Capital Corp.	13,570	141,399
Retail Opportunity Investments Corp.	40,227	743,797
Rexford Industrial Realty, Inc.	22,786	371,184
RLJ Lodging Trust	53,826	984,478
Rouse Properties, Inc.	15,315	268,012
Ryman Hospitality Properties, Inc.	17,591	825,897
Sabra Health Care REIT, Inc.	26,739	490,928
Saul Centers, Inc.	4,046	205,820
Select Income REIT	25,444	480,892
Silver Bay Realty Trust Corp.	15,468	215,933
Sovran Self Storage, Inc.	14,321	1,613,690
STAG Industrial, Inc.	26,475	448,222
STORE Capital Corp.	16,124	399,714
Summit Hotel Properties, Inc.	35,847	363,847
Sun Communities, Inc.	20,374	1,356,705
Sunstone Hotel Investors, Inc.	85,446	1,015,098
Terreno Realty Corp.	17,691	397,694
UMH Properties, Inc.	10,234	96,507
United Development Funding IV	13,212	133,045
Universal Health Realty Income Trust	4,936	250,897
Urban Edge Properties	36,058	876,209
Urstadt Biddle Properties, Inc., Class A	10,721	217,636
Washington Real Estate Investment Trust	27,768	700,587
Western Asset Mortgage Capital Corp.	16,950	166,279
Whitestone REIT	11,604	127,876
Xenia Hotels & Resorts, Inc.	45,534	666,162

		60,024,567

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.	20,005	606,152
Altisource Asset Management Corp.*	362	5,593
Altisource Portfolio Solutions SA*	5,506	159,123
AV Homes, Inc.*	4,665	47,676
Consolidated-Tomoka Land Co.	1,802	83,703
Forestar Group, Inc.*	13,462	122,235
FRP Holdings, Inc.*	2,806	85,190
Kennedy-Wilson Holdings, Inc.	37,802	766,625
Marcus & Millichap, Inc.*	5,421	128,152
RE/MAX Holdings, Inc., Class A	4,702	163,724
RMR Group, Inc. (The), Class A*	3,047	63,530
St. Joe Co. (The)*	21,752	346,074
Tejon Ranch Co.*	5,386	105,350

		2,683,127

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Road & Rail 0.5%
ArcBest Corp.	10,394	$213,389
Celadon Group, Inc.	10,840	86,070
Covenant Transportation Group, Inc., Class A*	4,650	90,814
Heartland Express, Inc.(a)	20,657	354,267
Knight Transportation, Inc.	25,494	623,838
Marten Transport Ltd.	9,494	159,309
PAM Transportation Services, Inc.*	1,261	32,572
Roadrunner Transportation Systems, Inc.*	11,263	89,203
Saia, Inc.*	10,017	214,264
Swift Transportation Co.*(a)	36,029	587,633
Universal Truckload Services, Inc.	3,201	41,325
USA Truck, Inc.*	3,858	62,384
Werner Enterprises, Inc.	18,147	438,250
YRC Worldwide, Inc.*	13,137	135,837

		3,129,155

Semiconductors & Semiconductor Equipment 3.2%
Advanced Energy Industries, Inc.*	16,646	467,420
Advanced Micro Devices, Inc.*(a)	260,237	572,521
Alpha & Omega Semiconductor Ltd.*	8,304	79,303
Ambarella, Inc.*(a)	12,745	505,722
Amkor Technology, Inc.*	40,970	251,556
Applied Micro Circuits Corp.*	33,566	186,627
Axcelis Technologies, Inc.*	44,212	115,835
Brooks Automation, Inc.	26,956	256,891
Cabot Microelectronics Corp.*	10,092	410,139
Cascade Microtech, Inc.*	5,378	85,241
Cavium, Inc.*	22,498	1,299,709
CEVA, Inc.*	8,235	190,640
Cirrus Logic, Inc.*	25,775	894,908
Cohu, Inc.	10,045	121,645
Diodes, Inc.*	15,387	294,353
DSP Group, Inc.*	8,604	82,340
Entegris, Inc.*	57,072	665,460
Exar Corp.*	15,749	86,619
Fairchild Semiconductor International, Inc.*(a)	47,348	970,161
FormFactor, Inc.*	23,343	193,980
Inphi Corp.*	15,634	433,843
Integrated Device Technology, Inc.*	60,238	1,534,864
Intersil Corp., Class A	53,737	698,581
IXYS Corp.	9,807	116,998
Kopin Corp.*	25,641	49,487
Lattice Semiconductor Corp.*	46,677	226,850
M/A-COM Technology Solutions Holdings, Inc.*(a)	9,586	369,061
Mattson Technology, Inc.*	29,552	103,136
MaxLinear, Inc., Class A*	21,204	326,118
Microsemi Corp.*	44,142	1,399,315
MKS Instruments, Inc.	21,733	770,218
Monolithic Power Systems, Inc.	16,040	1,003,623
Nanometrics, Inc.*	9,548	134,913
NeoPhotonics Corp.*	11,131	99,845
NVE Corp.	1,919	95,182
PDF Solutions, Inc.*	10,819	117,170
Photronics, Inc.*	27,349	326,547
Power Integrations, Inc.	12,007	565,890
Rambus, Inc.*	47,144	577,043
Rudolph Technologies, Inc.*	12,812	164,122
Semtech Corp.*	27,187	546,459
Sigma Designs, Inc.*	13,976	92,661
Silicon Laboratories, Inc.*	17,381	792,574
Synaptics, Inc.*	14,972	1,097,597
Tessera Technologies, Inc.	21,443	617,987
Ultra Clean Holdings, Inc.*	12,391	63,938
Ultratech, Inc.*	11,015	222,173
Veeco Instruments, Inc.*	16,656	310,468
Xcerra Corp.*	21,340	116,943

		20,704,676

Software 4.5%
A10 Networks, Inc.*	13,284	78,641
ACI Worldwide, Inc.*	47,565	851,413
American Software, Inc., Class A	9,599	93,398
Aspen Technology, Inc.*	34,760	1,127,614
AVG Technologies NV*	16,837	317,714
Barracuda Networks, Inc.*	3,336	35,295
Blackbaud, Inc.	19,063	1,171,993
Bottomline Technologies de, Inc.*	16,777	483,513
BroadSoft, Inc.*	11,933	408,228
Callidus Software, Inc.*	22,660	349,644
Code Rebel Corp.*	410	931
CommVault Systems, Inc.*	18,510	694,495
Digimarc Corp.*(a)	2,983	106,732
Digital Turbine, Inc.*(a)	18,631	24,593
Ebix, Inc.(a)	10,945	373,443
Ellie Mae, Inc.*(a)	11,954	834,748
EnerNOC, Inc.*(a)	10,626	55,786
Epiq Systems, Inc.	13,055	163,449
Fair Isaac Corp.	12,622	1,206,285
Fleetmatics Group PLC*	15,577	676,198
Gigamon, Inc.*	11,308	295,704
Globant SA*(a)	6,056	184,224
Glu Mobile, Inc.*(a)	47,891	105,839
Guidance Software, Inc.*(a)	7,221	34,661
Guidewire Software, Inc.*	28,537	1,570,676
HubSpot, Inc.*	7,710	312,949
Imperva, Inc.*	10,844	559,117
Infoblox, Inc.*	24,510	395,591
Interactive Intelligence Group, Inc.*	6,872	164,103
Jive Software, Inc.*	17,909	62,323
Manhattan Associates, Inc.*	29,971	1,727,828
Mentor Graphics Corp.	40,855	710,060
MicroStrategy, Inc., Class A*	3,786	653,123
MobileIron, Inc.*(a)	15,244	56,250
Model N, Inc.*	8,112	88,421
Monotype Imaging Holdings, Inc.	16,433	409,839
Park City Group, Inc.*(a)	4,424	38,622
Paycom Software, Inc.*	12,849	387,397
Paylocity Holding Corp.*	6,167	191,917
Pegasystems, Inc.	14,641	344,064
Progress Software Corp.*	20,731	536,726
Proofpoint, Inc.*	16,057	808,631

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
PROS Holdings, Inc.*	9,531	$117,041
QAD, Inc., Class A	3,997	73,984
Qlik Technologies, Inc.*	37,254	932,840
Qualys, Inc.*	10,238	266,086
Rapid7, Inc.*(a)	3,567	46,728
RealPage, Inc.*	21,624	417,127
RingCentral, Inc., Class A*	21,954	479,036
Rovi Corp.*	33,786	657,476
Rubicon Project, Inc.(The)*	10,225	137,935
Sapiens International Corp. NV	9,557	96,143
Seachange International, Inc.*	13,831	86,029
Silver Spring Networks, Inc.*(a)	14,723	168,578
Synchronoss Technologies, Inc.*	15,871	486,287
Take-Two Interactive Software, Inc.*	34,443	1,195,172
Tangoe, Inc.*(a)	15,615	130,698
TeleCommunication Systems, Inc., Class A*	20,293	100,653
Telenav, Inc.*	11,344	65,341
TiVo, Inc.*	40,114	320,110
TubeMogul, Inc.*(a)	6,034	68,003
Tyler Technologies, Inc.*	13,668	2,146,696
Varonis Systems, Inc.*(a)	3,550	66,811
VASCO Data Security International, Inc.*	11,714	181,567
Verint Systems, Inc.*	25,039	916,678
VirnetX Holding Corp.*(a)	17,891	71,206
Workiva, Inc.*(a)	2,685	40,087
Xura, Inc.*	9,032	193,827
Zendesk, Inc.*	21,950	483,120
Zix Corp.*	23,150	103,944

		28,741,381

Specialty Retail 2.6%
Abercrombie & Fitch Co., Class A	28,318	743,064
American Eagle Outfitters, Inc.(a)	79,281	1,160,674
America’s Car-Mart, Inc.*	3,420	80,233
Asbury Automotive Group, Inc.*	10,351	487,325
Ascena Retail Group, Inc.*(a)	70,036	516,866
Barnes & Noble Education, Inc.*	12,736	140,351
Barnes & Noble, Inc.	20,153	176,742
bebe stores, inc.(a)	12,940	4,997
Big 5 Sporting Goods Corp.	7,236	88,062
Boot Barn Holdings, Inc.*(a)	4,722	28,710
Buckle, Inc. (The)(a)	11,605	329,814
Build-A-Bear Workshop, Inc.*	5,667	74,124
Caleres, Inc.	17,923	481,770
Cato Corp. (The), Class A	10,722	432,418
Chico’s FAS, Inc.	58,450	607,296
Children’s Place, Inc. (The)	8,395	546,515
Christopher & Banks Corp.*	15,346	26,549
Citi Trends, Inc.	6,209	128,278
Conn’s, Inc.*(a)	9,501	117,052
Container Store Group, Inc.(The)*(a)	6,348	27,423
Destination XL Group, Inc.*	14,740	63,382
Express, Inc.*	34,352	582,610
Finish Line, Inc. (The), Class A	18,889	357,758
Five Below, Inc.*	22,244	783,656
Francesca’s Holdings Corp.*	17,444	318,004
Genesco, Inc.*	9,034	597,509
Group 1 Automotive, Inc.	9,544	512,036
Guess?, Inc.	25,271	468,524
Haverty Furniture Cos., Inc.	8,098	153,457
Hibbett Sports, Inc.*(a)	9,419	302,915
Kirkland’s, Inc.	6,848	81,012
Lithia Motors, Inc., Class A	9,253	708,502
Lumber Liquidators Holdings, Inc.*	10,801	139,441
MarineMax, Inc.*	10,099	170,774
Mattress Firm Holding Corp.*(a)	8,415	307,148
Men’s Wearhouse, Inc.(The)	19,948	273,487
Monro Muffler Brake, Inc.	12,954	851,726
Outerwall, Inc.(a)	7,154	241,805
Party City Holdco, Inc.*(a)	9,960	95,915
Pep Boys-Manny, Moe & Jack (The)*	21,984	406,484
Pier 1 Imports, Inc.(a)	33,505	134,690
Rent-A-Center, Inc.	21,968	299,204
Restoration Hardware Holdings, Inc.*	13,594	837,662
Select Comfort Corp.*	21,391	450,494
Shoe Carnival, Inc.	5,955	138,096
Sonic Automotive, Inc., Class A	13,652	233,722
Sportsman’s Warehouse Holdings, Inc.*(a)	7,073	92,727
Stage Stores, Inc.(a)	12,739	105,734
Stein Mart, Inc.	11,668	85,877
Systemax, Inc.*	4,716	40,086
Tile Shop Holdings, Inc.*(a)	10,866	164,185
Tilly’s, Inc., Class A*	4,561	29,601
Vitamin Shoppe, Inc.*	12,210	371,550
West Marine, Inc.*	7,363	60,892
Winmark Corp.	885	83,509
Zumiez, Inc.*(a)	8,356	151,327

		16,893,764

Technology Hardware, Storage & Peripherals 0.7%
Avid Technology, Inc.*	12,780	90,738
CPI Card Group, Inc.*(a)	7,390	62,150
Cray, Inc.*	16,651	655,883
Diebold, Inc.	26,447	733,111
Eastman Kodak Co.*(a)	6,973	63,594
Electronics For Imaging, Inc.*	19,084	789,696
Imation Corp.*	13,073	10,977
Immersion Corp.*	11,237	95,290
Nimble Storage, Inc.*(a)	20,142	132,333
Pure Storage, Inc., Class A*(a)	11,923	155,118
QLogic Corp.*	35,714	457,853
Quantum Corp.*	86,503	41,106
Silicon Graphics International Corp.*	14,935	87,743
Stratasys Ltd.*(a)	21,119	344,240
Super Micro Computer, Inc.*(a)	15,125	450,422
Violin Memory, Inc.*(a)	36,603	32,577

		4,202,831

Textiles, Apparel & Luxury Goods 0.9%
Cherokee, Inc.*	3,299	54,038
Columbia Sportswear Co.	11,661	643,454
Crocs, Inc.*	30,674	282,508
Culp, Inc.	4,061	102,825
Deckers Outdoor Corp.*	13,360	660,786

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd.*	16,253	$802,248
Iconix Brand Group, Inc.*(a)	19,033	126,379
Movado Group, Inc.	6,432	165,302
Oxford Industries, Inc.	5,990	418,461
Perry Ellis International, Inc.*	4,795	91,153
Sequential Brands Group, Inc.*(a)	14,968	96,394
Steven Madden Ltd.*	22,916	739,958
Superior Uniform Group, Inc.	2,793	49,799
Tumi Holdings, Inc.*	23,052	398,569
Unifi, Inc.*	5,927	141,477
Vera Bradley, Inc.*	8,469	125,172
Vince Holding Corp.*(a)	6,064	31,351
Wolverine World Wide, Inc.	42,196	713,534

		5,643,408

Thrifts & Mortgage Finance 2.0%
Anchor BanCorp Wisconsin, Inc.*(a)	3,236	138,112
Astoria Financial Corp.	36,664	554,726
Bank Mutual Corp.	18,558	146,237
BankFinancial Corp.	7,176	88,050
BBX Capital Corp., Class A*	1,191	15,971
Bear State Financial, Inc.*	4,755	42,082
Beneficial Bancorp, Inc.*	33,766	437,270
BofI Holding, Inc.*(a)	24,998	428,966
Brookline Bancorp, Inc.	28,227	315,013
Capitol Federal Financial, Inc.	57,128	700,961
Charter Financial Corp.	6,462	86,849
Clifton Bancorp, Inc.	10,580	152,669
Dime Community Bancshares, Inc.	12,466	214,291
Essent Group Ltd.*	22,762	409,033
EverBank Financial Corp.	39,545	556,398
Federal Agricultural Mortgage Corp., Class C	4,127	134,581
First Defiance Financial Corp.	3,730	145,209
Flagstar Bancorp, Inc.*	8,130	151,624
Fox Chase Bancorp, Inc.	4,646	90,922
Hingham Institution for Savings	554	68,148
HomeStreet, Inc.*	8,775	179,712
Impac Mortgage Holdings, Inc.*	3,450	45,540
Kearny Financial Corp./MD	38,129	460,980
LendingTree, Inc.*(a)	2,552	188,057
Meridian Bancorp, Inc.	22,392	314,608
Meta Financial Group, Inc.	3,096	134,243
MGIC Investment Corp.*	138,536	917,108
Nationstar Mortgage Holdings, Inc.*(a)	15,668	158,247
NMI Holdings, Inc., Class A*	19,742	103,645
Northfield Bancorp, Inc.	18,786	290,807
Northwest Bancshares, Inc.	41,129	516,992
OceanFirst Financial Corp.	5,219	92,481
Ocwen Financial Corp.*(a)	44,626	241,427
Oritani Financial Corp.	17,602	294,305
PennyMac Financial Services, Inc., Class A*	6,054	72,103
PHH Corp.*	19,852	243,783
Provident Financial Services, Inc.	26,711	524,604
Radian Group, Inc.	78,134	786,028
Stonegate Mortgage Corp.*(a)	5,923	24,521
Territorial Bancorp, Inc.	3,348	89,224
TrustCo Bank Corp.	38,153	209,842
United Community Financial Corp.	19,875	121,834
United Financial Bancorp, Inc.	19,654	222,090
Walker & Dunlop, Inc.*	10,965	262,721
Washington Federal, Inc.	38,498	821,932
Waterstone Financial, Inc.	10,906	151,048
WSFS Financial Corp.(a)	12,476	362,553

		12,707,547

Tobacco 0.2%
Universal Corp.(a)	9,232	505,267
Vector Group Ltd.(a)	34,814	811,863

		1,317,130

Trading Companies & Distributors 0.7%
Aircastle Ltd.	25,453	437,028
Applied Industrial Technologies, Inc.	16,391	630,070
Beacon Roofing Supply, Inc.*	20,151	816,115
BMC Stock Holdings, Inc.*	15,449	222,002
CAI International, Inc.*	6,886	43,037
DXP Enterprises, Inc.*	5,026	78,808
H&E Equipment Services, Inc.	12,433	144,844
Kaman Corp.	11,098	442,144
Lawson Products, Inc.*	2,125	41,183
MRC Global, Inc.*	42,515	427,276
Neff Corp., Class A*	4,426	22,705
Real Industry, Inc.*(a)	9,704	62,106
Rush Enterprises, Inc., Class A*	14,728	281,305
TAL International Group, Inc.*	13,242	149,370
Textainer Group Holdings Ltd.(a)	8,768	93,379
Titan Machinery, Inc.*(a)	6,784	57,596
Univar, Inc.*	16,563	210,516
Veritiv Corp.*	3,228	99,584

		4,259,068

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	25,388	286,631

Water Utilities 0.3%
American States Water Co.	15,314	695,256
Artesian Resources Corp., Class A	3,388	102,690
California Water Service Group	19,567	490,936
Connecticut Water Service, Inc.	4,668	200,397
Consolidated Water Co., Ltd.	5,587	64,977
Middlesex Water Co.	6,382	185,078
SJW Corp.	6,326	206,228
York Water Co.(The)	5,094	135,857

		2,081,419

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*	14,419	87,956
NTELOS Holdings Corp.*	6,633	61,355
Shenandoah Telecommunications Co.	19,798	454,958
Spok Holdings, Inc.	8,665	156,057

		760,326

Total Common Stocks (cost $579,843,919)		619,584,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

Rights 0.0%†

	Number of Rights	Market Value
Hotels, Restaurants & Leisure 0.0%†
Empire Resorts, Inc., expiring at an exercise price of $14.40 on 10/02/2016*(a)	2,785	$264

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	25,203	63,512

Total Rights (cost $—)		63,776

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(a)(b)	7,307	0

Total Warrant (cost $—)		0

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(c)(d)	5,611,296	5,611,296

Total Mutual Fund (cost $5,611,296)		5,611,296

Repurchase Agreement 9.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $60,079,846, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $61,279,706.(d)	$60,078,143	60,078,143

Total Repurchase Agreement (cost $60,078,143)		60,078,143

Total Investments (cost $645,533,358)(e) — 107.0%		685,337,751
Liabilities in excess of other assets — (7.0%)		(44,737,962)

NET ASSETS — 100.0%		$640,599,789

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $65,739,324.
(b)	Fair valued security.
(c)	Represents 7-day effective yield as of January 31, 2016.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $65,689,439.
(e)	At January 31, 2016, the tax basis cost of the Fund’s investments was $664,244,633, tax unrealized appreciation and depreciation were $139,130,446 and $(118,037,328), respectively.
†	Amount rounds to less than 0.1%.POI -& Asset Types

Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

At January 31, 2016, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
211	Russell 2000 Mini Future	03/18/16	$21,762,540	$(887,880)

At January 31, 2016, the Fund has $2,084,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,948,164	$—	$—	$8,948,164
Air Freight & Logistics	2,644,236	—	—	2,644,236
Airlines	2,225,947	—	—	2,225,947
Auto Components	6,425,133	—	—	6,425,133
Automobiles	189,554	—	—	189,554
Banks	58,568,433	—	—	58,568,433
Beverages	1,351,385	—	—	1,351,385
Biotechnology	30,119,435	63,764	—	30,183,199
Building Products	5,791,809	—	—	5,791,809
Capital Markets	8,167,018	—	—	8,167,018
Chemicals	10,942,676	—	—	10,942,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Commercial Services & Supplies	$13,413,845	$—	$—	$13,413,845
Communications Equipment	9,600,059	—	—	9,600,059
Construction & Engineering	5,040,937	—	—	5,040,937
Construction Materials	1,005,299	—	—	1,005,299
Consumer Finance	2,476,239	—	—	2,476,239
Containers & Packaging	2,207,577	—	—	2,207,577
Distributors	2,386,347	—	—	2,386,347
Diversified Consumer Services	6,588,865	—	—	6,588,865
Diversified Financial Services	2,494,450	—	—	2,494,450
Diversified Telecommunication Services	4,766,779	—	—	4,766,779
Electric Utilities	8,783,746	—	—	8,783,746
Electrical Equipment	4,238,434	—	—	4,238,434
Electronic Equipment, Instruments & Components	17,037,549	—	—	17,037,549
Energy Equipment & Services	4,981,427	—	—	4,981,427
Food & Staples Retailing	5,668,864	—	—	5,668,864
Food Products	11,320,686	—	—	11,320,686
Gas Utilities	9,549,851	—	—	9,549,851
Health Care Equipment & Supplies	23,699,871	—	—	23,699,871
Health Care Providers & Services	17,200,605	—	—	17,200,605
Health Care Technology	2,978,944	—	—	2,978,944
Hotels, Restaurants & Leisure	21,604,705	—	—	21,604,705
Household Durables	7,800,010	—	—	7,800,010
Household Products	1,421,812	—	—	1,421,812
Independent Power and Renewable Electricity Producers	2,903,012	—	—	2,903,012
Industrial Conglomerates	236,543	—	—	236,543
Information Technology Services	17,002,617	—	21,921	17,024,538
Insurance	16,389,720	—	—	16,389,720
Internet & Catalog Retail	3,411,096	—	—	3,411,096
Internet Software & Services	14,568,255	—	—	14,568,255
Leisure Products	1,984,140	—	—	1,984,140
Life Sciences Tools & Services	4,239,982	—	—	4,239,982
Machinery	16,590,341	—	—	16,590,341
Marine	815,898	—	—	815,898
Media	10,344,144	—	—	10,344,144
Metals & Mining	4,480,709	—	—	4,480,709
Multiline Retail	2,867,947	—	—	2,867,947
Multi-Utilities	3,024,062	—	—	3,024,062
Oil, Gas & Consumable Fuels	10,706,602	—	—	10,706,602
Paper & Forest Products	3,488,917	—	—	3,488,917
Personal Products	1,044,796	—	—	1,044,796
Pharmaceuticals	11,195,021	—	—	11,195,021
Professional Services	9,129,328	—	—	9,129,328
Real Estate Investment Trusts (REITs)	60,024,567	—	—	60,024,567
Real Estate Management & Development	2,683,127	—	—	2,683,127
Road & Rail	3,129,155	—	—	3,129,155
Semiconductors & Semiconductor Equipment	20,704,676	—	—	20,704,676
Software	28,741,381	—	—	28,741,381
Specialty Retail	16,893,764	—	—	16,893,764
Technology Hardware, Storage & Peripherals	4,202,831	—	—	4,202,831
Textiles, Apparel & Luxury Goods	5,643,408	—	—	5,643,408
Thrifts & Mortgage Finance	12,707,547	—	—	12,707,547
Tobacco	1,317,130	—	—	1,317,130
Trading Companies & Distributors	4,259,068	—	—	4,259,068
Transportation Infrastructure	286,631	—	—	286,631
Water Utilities	2,081,419	—	—	2,081,419
Wireless Telecommunication Services	760,326	—	—	760,326

Total Common Stocks	$619,498,851	$63,764	$21,921	$619,584,536

Mutual Fund	5,611,296	—	—	5,611,296
Repurchase Agreement	—	60,078,143	—	60,078,143

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Rights	264	—	63,512	63,776
Warrant	—	—	—	—

Total Assets	$625,110,411	$60,141,907	$85,433	$685,337,751

Liabilities:
Futures Contracts	$(887,880)	$—	$—	$(887,880)

Total Liabilities	$(887,880)	$—	$—	$(887,880)

Total	$624,222,531	$60,141,907	$85,433	$684,449,871

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Right	Total
Balance as of 10/31/15	$21,921	$63,512	$85,433
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Net Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 01/31/16	$21,921	$63,512	$85,433

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 01/31/16**	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include all purchases of securities and securities received in corporate actions.

**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Cap Index Fund (Continued)

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of January 31, 2016:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of January 31, 2016

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(887,880)

Total		$(887,880)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 94.1%

	Shares	Market Value
Biotechnology 3.0%
Incyte Corp.*	68,822	$4,856,080

Chemicals 3.9%
Balchem Corp.	111,746	6,273,420

Communications Equipment 2.4%
NetScout Systems, Inc.*	183,608	3,956,752

Electronic Equipment, Instruments & Components 10.6%
Cognex Corp.	214,866	6,929,429
Dolby Laboratories, Inc., Class A	16,735	602,627
DTS, Inc.*	98,130	2,186,336
FEI Co.	95,241	6,900,211
FLIR Systems, Inc.	25,112	734,275

		17,352,878

Energy Equipment & Services 0.4%
Geospace Technologies Corp.*(a)	62,972	680,727

Health Care Equipment & Supplies 17.0%
Abaxis, Inc.	134,552	5,859,740
Cantel Medical Corp.	132,860	7,887,898
Meridian Bioscience, Inc.	184,046	3,542,885
Neogen Corp.*	137,836	7,192,282
Quidel Corp.*	191,341	3,260,451

		27,743,256

Health Care Technology 10.7%
Medidata Solutions, Inc.*	172,936	7,389,555
Quality Systems, Inc.	256,365	3,360,945
Veeva Systems, Inc., Class A *	200,483	4,831,641
Vocera Communications, Inc.*	137,721	1,981,805

		17,563,946

Internet Software & Services 4.9%
NIC, Inc.	312,503	6,184,435
Textura Corp.*(a)	118,027	1,863,646

		8,048,081

Life Sciences Tools & Services 4.9%
Bio-Techne Corp.	81,779	6,762,306
Bruker Corp.*	58,667	1,310,034

		8,072,340

Machinery 5.5%
Dynamic Materials Corp.	77,567	473,935
Proto Labs, Inc.*(a)	89,586	4,926,334
Sun Hydraulics Corp.	142,033	3,616,160

		9,016,429

Semiconductors & Semiconductor Equipment 2.1%
Diodes, Inc.*	181,376	3,469,723

Software 28.7%
ACI Worldwide, Inc.*	339,773	6,081,937
American Software, Inc., Class A	161,125	1,567,746
ANSYS, Inc.*	87,775	7,740,877
Blackbaud, Inc.	130,958	8,051,298
Ellie Mae, Inc.*(a)	30,005	2,095,249
Guidewire Software, Inc.*	59,406	3,269,706
Manhattan Associates, Inc.*	109,398	6,306,795
Nuance Communications, Inc.*	22,359	394,189
PROS Holdings, Inc.*	180,706	2,219,070
SolarWinds, Inc.*	33,348	1,999,213
Tyler Technologies, Inc.*	46,100	7,240,466

		46,966,546

Total Common Stocks (cost $178,361,975)		154,000,178

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	658,240	$658,240

Total Mutual Fund (cost $658,240)		658,240

Repurchase Agreement 4.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $7,047,740, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $7,188,491.(c)	$7,047,541	7,047,541

Total Repurchase Agreement (cost $7,047,541)		7,047,541

Total Investments (cost $186,067,756) (d) — 98.8%		161,705,959
Other assets in excess of liabilities — 1.2%		1,941,698

NET ASSETS — 100.0%		$163,647,657

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $7,786,859.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $7,705,781.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $186,178,535, tax unrealized appreciation and depreciation were $3,179,058 and $(27,651,634), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Small Company Growth Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$154,000,178	$—	$—	$154,000,178
Mutual Fund	658,240	—	—	658,240
Repurchase Agreement	—	7,047,541	—	7,047,541

Total	$154,658,418	$7,047,541	$—	$161,705,959

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.4%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	7,515	$157,890
Aerovironment, Inc.*	900	22,959
CPI Aerostructures, Inc.*	1,172	10,267
Cubic Corp.	2,299	91,868
Curtiss-Wright Corp.	5,709	393,921
DigitalGlobe, Inc.*	14,495	189,885
Ducommun, Inc.*	2,494	36,911
Engility Holdings, Inc.	5,302	71,630
KLX, Inc.*	2,657	77,664
Kratos Defense & Security Solutions, Inc.*	19,461	62,081
LMI Aerospace, Inc.*	2,978	29,393
Moog, Inc., Class A*	4,001	185,366
National Presto Industries, Inc.(a)	200	15,818
Orbital ATK, Inc.	6,745	608,601
SIFCO Industries, Inc.*	425	3,294
Sparton Corp.*	1,053	18,048
Triumph Group, Inc.	6,988	178,194

		2,153,790

Air Freight & Logistics 0.5%
Air Transport Services Group, Inc.*	14,232	138,477
Atlas Air Worldwide Holdings, Inc.*	6,677	245,246
Echo Global Logistics, Inc.*	68	1,497
Forward Air Corp.	160	6,905
Hub Group, Inc., Class A*	7,012	213,656
Park-Ohio Holdings Corp.	279	7,960

		613,741

Airlines 0.3%
Copa Holdings SA, Class A(a)	2,472	116,431
Hawaiian Holdings, Inc.*	1,818	64,012
JetBlue Airways Corp.*	4,682	99,773
Republic Airways Holdings, Inc.*	13,806	29,407
SkyWest, Inc.	8,410	126,318

		435,941

Auto Components 0.9%
Cooper Tire & Rubber Co.	8,201	299,008
Cooper-Standard Holding, Inc.*	943	65,312
Federal-Mogul Holdings Corp.*	20,434	97,470
Fuel Systems Solutions, Inc.*	4,655	18,201
Horizon Global Corp.*	662	6,322
Modine Manufacturing Co.*	9,040	58,037
Motorcar Parts of America, Inc.*	1,013	34,817
Shiloh Industries, Inc.*	1,847	7,259
Spartan Motors, Inc.	7,133	20,685
Standard Motor Products, Inc.	5,312	198,191
Stoneridge, Inc.*	5,885	66,559
Strattec Security Corp.	442	21,203
Superior Industries International, Inc.	4,675	86,067
Visteon Corp.	2,518	168,404

		1,147,535

Automobiles 0.0%†
Winnebago Industries, Inc.(a)	2,266	39,904

Banks 11.0%
1st Source Corp.	4,229	127,800
Access National Corp.	576	10,835
American National Bankshares, Inc.	1,325	33,125
Ameris Bancorp	2,766	80,020
AmeriServ Financial, Inc.	1,800	5,616
Arrow Financial Corp.	431	11,861
Associated Banc-Corp.	22,043	386,855
Banc of California, Inc.	1,616	24,402
BancFirst Corp.	1,384	77,421
Bancorp, Inc. (The)*	4,545	20,452
BancorpSouth, Inc.	966	20,170
Bank of Commerce Holdings	1,636	9,636
Banner Corp.	1,632	67,728
Bar Harbor Bankshares	424	14,713
BBCN Bancorp, Inc.	9,214	140,053
BCB Bancorp, Inc.	221	2,314
Berkshire Hills Bancorp, Inc.	5,839	162,207
BOK Financial Corp.(a)	6,154	307,762
Boston Private Financial Holdings, Inc.	10,983	113,674
Bryn Mawr Bank Corp.	1,422	37,299
C&F Financial Corp.	177	6,770
Camden National Corp.	1,018	42,725
Capital Bank Financial Corp., Class A	2,116	64,432
Capital City Bank Group, Inc.	2,100	29,715
Cardinal Financial Corp.	3,473	66,230
Cascade Bancorp*	4,056	21,902
Cathay General Bancorp	4,753	133,084
CenterState Banks, Inc.	4,190	59,456
Central Pacific Financial Corp.	3,287	68,863
Century Bancorp, Inc., Class A	429	17,375
Chemical Financial Corp.	2,228	70,984
City Holding Co.	1,872	83,229
CoBiz Financial, Inc.	5,513	60,588
Columbia Banking System, Inc.	6,192	183,469
Community Bank System, Inc.	5,047	189,969
Community Bankers Trust Corp.*	300	1,512
Community Trust Bancorp, Inc.	2,544	88,633
ConnectOne Bancorp, Inc.	1,342	22,317
Customers Bancorp, Inc.*	2,821	70,807
CVB Financial Corp.	12,049	184,470
Eagle Bancorp, Inc.*	994	46,957
Enterprise Bancorp, Inc.	332	7,865
Enterprise Financial Services Corp.	1,963	55,730
Fidelity Southern Corp.	1,343	21,219
Financial Institutions, Inc.	1,239	34,011
First Bancorp	2,007	37,631
First Bancorp, Inc.	1,541	29,449
First BanCorp, Puerto Rico*	24,289	63,151
First Busey Corp.	3,269	60,248
First Citizens BancShares, Inc., Class A	416	102,361
First Commonwealth Financial Corp.	27,767	242,406

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
First Community Bancshares, Inc.	4,898	$90,858
First Connecticut Bancorp, Inc.	935	15,212
First Financial Bancorp	5,850	93,600
First Financial Corp.	2,217	73,272
First Interstate BancSystem, Inc., Class A	1,951	52,579
First Merchants Corp.	7,005	160,134
First Midwest Bancorp, Inc.	8,912	155,336
First NBC Bank Holding Co.*	1,549	48,623
First South Bancorp, Inc.	1,350	11,273
FirstMerit Corp.	19,138	370,894
Flushing Financial Corp.	3,900	85,800
FNB Corp.	21,349	257,255
Fulton Financial Corp.	24,778	318,397
German American Bancorp, Inc.	1,605	51,071
Glacier Bancorp, Inc.	8,417	198,557
Great Southern Bancorp, Inc.	1,161	46,057
Guaranty Bancorp	1,040	16,390
Hancock Holding Co.	2,624	62,871
Hanmi Financial Corp.	5,805	125,969
Heartland Financial USA, Inc.	1,847	55,318
Heritage Commerce Corp.	4,960	48,658
Heritage Financial Corp.	809	14,651
Hilltop Holdings, Inc.*	5,716	91,285
HomeTrust Bancshares, Inc.*	1,026	18,981
Horizon Bancorp	587	15,068
IBERIABANK Corp.	6,915	330,883
Independent Bank Corp.(a)	3,228	135,935
International Bancshares Corp.	14,074	326,376
Investors Bancorp, Inc.	6,546	76,523
Lakeland Bancorp, Inc.	4,689	52,564
Lakeland Financial Corp.	1,660	72,691
LegacyTexas Financial Group, Inc.	4,856	94,838
Macatawa Bank Corp.	3,062	17,943
MainSource Financial Group, Inc.	4,606	102,161
MB Financial, Inc.	9,040	281,325
MBT Financial Corp.*	2,346	19,143
Mercantile Bank Corp.	1,351	30,195
Merchants Bancshares, Inc.	662	19,271
Metro Bancorp, Inc.	1,907	54,388
MidSouth Bancorp, Inc.	770	5,921
MidWestOne Financial Group, Inc.	67	1,886
National Bank Holdings Corp., Class A	4,154	81,792
National Penn Bancshares, Inc.	15,995	182,343
NBT Bancorp, Inc.	3,667	94,975
NewBridge Bancorp	2,450	27,734
Northrim BanCorp, Inc.	444	10,261
OFG Bancorp	11,383	63,972
Ohio Valley Banc Corp.	475	11,034
Old National Bancorp	13,783	169,807
Old Second Bancorp, Inc.*	1,500	10,665
Pacific Continental Corp.	1,758	28,374
Pacific Mercantile Bancorp*	1,000	6,980
Pacific Premier Bancorp, Inc.*	1,418	29,112
PacWest Bancorp	837	30,726
Park National Corp.	600	52,866
Park Sterling Corp.	4,473	32,742
Peapack Gladstone Financial Corp.	1,492	32,168
Penns Woods Bancorp, Inc.	343	13,494
Peoples Bancorp of North Carolina, Inc.	645	12,358
Peoples Bancorp, Inc.	2,725	46,761
People’s United Financial, Inc.	40,921	588,035
Pinnacle Financial Partners, Inc.	4,300	214,355
Popular, Inc.	520	13,073
Preferred Bank, Los Angeles	1,261	40,983
Premier Financial Bancorp, Inc.	658	10,074
PrivateBancorp, Inc.	4,564	171,743
Prosperity Bancshares, Inc.	2,374	100,658
Renasant Corp.	5,104	162,052
Republic Bancorp, Inc., Class A	3,383	90,360
Republic First Bancorp, Inc.*	1,723	7,099
S&T Bancorp, Inc.	3,404	91,942
Sandy Spring Bancorp, Inc.	3,659	97,329
Sierra Bancorp	1,950	35,490
Simmons First National Corp., Class A	382	16,926
South State Corp.	2,429	162,379
Southern National Bancorp of Virginia, Inc.	49	641
Southwest Bancorp, Inc.	3,100	51,894
State Bank Financial Corp.	1,864	35,901
Sterling Bancorp	14,012	220,129
Stock Yards Bancorp, Inc.	1,452	56,744
Suffolk Bancorp	3,029	84,782
Sun Bancorp, Inc.*	142	2,979
Synovus Financial Corp.	15,564	475,169
Talmer Bancorp, Inc., Class A	880	14,133
TCF Financial Corp.	21,883	262,815
Texas Capital Bancshares, Inc.*	2,506	89,464
Tompkins Financial Corp.	1,730	96,915
Towne Bank	4,087	77,939
TriCo Bancshares	1,090	27,806
TriState Capital Holdings, Inc.*	2,427	28,881
Trustmark Corp.	8,172	176,842
UMB Financial Corp.	3,450	161,805
Umpqua Holdings Corp.	24,829	359,524
Union Bankshares Corp.	7,719	177,305
United Bankshares, Inc.(a)	5,134	172,400
United Community Banks, Inc.	3,745	67,635
United Security Bancshares*	293	1,526
Univest Corp. of Pennsylvania	1,717	33,791
Valley National Bancorp	3,500	30,800
Washington Trust Bancorp, Inc.	2,038	80,419
WesBanco, Inc.	5,256	152,529
West Bancorporation, Inc.	1,619	29,142
Western Alliance Bancorp*	23	749
Wilshire Bancorp, Inc.	11,339	120,080
Wintrust Financial Corp.	10,763	453,015
Yadkin Financial Corp.	545	12,666

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Banks (continued)
Zions Bancorporation	18,130	$411,188

		14,629,923

Beverages 0.2%
Coca-Cola Bottling Co. Consolidated	840	147,756
Craft Brew Alliance, Inc.*	4,854	41,599
MGP Ingredients, Inc.	4,229	94,645

		284,000

Biotechnology 0.2%
Biota Pharmaceuticals, Inc.*	2,100	3,381
Catalyst Biosciences, Inc.	1,328	2,935
Emergent BioSolutions, Inc.*	8,785	321,531

		327,847

Building Products 1.3%
Continental Building Products, Inc.*	130	1,942
Gibraltar Industries, Inc.*	5,968	126,760
Griffon Corp.	13,926	211,397
Insteel Industries, Inc.	3,880	95,099
Owens Corning, Inc.	16,671	770,033
Quanex Building Products Corp.	9,727	180,047
Simpson Manufacturing Co., Inc.	6,618	215,945
Universal Forest Products, Inc.	2,710	186,692

		1,787,915

Capital Markets 0.7%
Actua Corp.*	7,686	72,709
Calamos Asset Management, Inc., Class A	4,093	39,252
Cowen Group, Inc., Class A*	35,110	100,415
Interactive Brokers Group, Inc., Class A	3,410	110,041
INTL. FCStone, Inc.*	1,985	55,957
Investment Technology Group, Inc.	3,597	61,904
Janus Capital Group, Inc.	3,400	42,806
KCG Holdings, Inc., Class A*	6,703	68,505
Ladenburg Thalmann Financial Services, Inc.*	6,581	15,465
Legg Mason, Inc.	9,571	293,064
Oppenheimer Holdings, Inc., Class A	1,226	18,795
Piper Jaffray Cos.*	700	23,800
Safeguard Scientifics, Inc.*	1,866	24,258

		926,971

Chemicals 2.6%
A. Schulman, Inc.	5,552	140,577
Airgas, Inc.	1,055	147,700
Albemarle Corp.	16,095	847,241
American Vanguard Corp.	3,565	40,142
Axiall Corp.	8,783	157,479
Cabot Corp.	5,792	233,649
Calgon Carbon Corp.	7,109	115,095
Chase Corp.	918	42,182
Chemtura Corp.*	12,142	318,606
Core Molding Technologies, Inc.*	1,940	21,010
FutureFuel Corp.	4,447	55,676
H.B. Fuller Co.	6,707	249,635
Hawkins, Inc.	1,432	53,657
Huntsman Corp.	5,237	45,195
Innophos Holdings, Inc.	2,371	63,329
Innospec, Inc.	3,301	164,555
KMG Chemicals, Inc.	1,276	29,425
Kraton Performance Polymers, Inc.*	4,878	71,609
Kronos Worldwide, Inc.	857	4,028
LSB Industries, Inc.*	1,598	8,949
Minerals Technologies, Inc.	4,564	187,078
Olin Corp.	14,603	247,375
OMNOVA Solutions, Inc.*	4,209	22,097
Stepan Co.	1,425	64,068
Trecora Resources*	2,453	25,806
Tredegar Corp.	2,671	35,070
Tronox Ltd., Class A	5,799	20,702

		3,411,935

Commercial Services & Supplies 3.4%
ABM Industries, Inc.	14,604	438,558
ACCO Brands Corp.*	14,427	87,572
Acme United Corp.	200	2,770
ADT Corp. (The) (a)	19,893	588,435
AMREP Corp.*	216	847
ARC Document Solutions, Inc.*	6,278	23,166
Brady Corp., Class A	868	19,478
CECO Environmental Corp.	5,213	40,661
Civeo Corp.*	6,311	6,816
Clean Harbors, Inc.*	4,398	194,875
Covanta Holding Corp.	16,068	227,201
Ennis, Inc.	3,361	67,119
Essendant, Inc.	5,258	157,004
Fuel Tech, Inc.*	2,542	4,576
G&K Services, Inc., Class A	918	59,101
InnerWorkings, Inc.*	4,148	29,285
Intersections, Inc.*	2,600	6,734
Kimball International, Inc., Class B	8,676	83,637
Matthews International Corp., Class A	3,572	178,278
McGrath RentCorp	4,030	98,372
Mobile Mini, Inc.	9,458	245,151
NL Industries, Inc.*	3,031	6,304
Quad/Graphics, Inc.	2,723	27,448
SP Plus Corp.*	1,553	34,865
Team, Inc.*	2,423	58,152
Tetra Tech, Inc.	12,588	333,456
TRC Cos., Inc.*	2,395	21,148
UniFirst Corp.	2,352	247,666
Versar, Inc.*	2,487	6,466
Viad Corp.	6,406	188,785
Virco Manufacturing Corp.*	1,500	4,650
Waste Connections, Inc.	17,014	1,020,331

		4,508,907

Communications Equipment 1.3%
ADTRAN, Inc.	3,512	63,778
ARRIS International PLC*	18,025	459,097
Aviat Networks, Inc.*	7,678	5,660
Bel Fuse, Inc., Class B	2,019	30,628

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Black Box Corp.	2,600	$19,812
Calix, Inc.*	7,346	56,417
Communications Systems, Inc.	2,369	17,104
Comtech Telecommunications Corp.	3,510	68,515
Digi International, Inc.*	7,072	64,497
EchoStar Corp., Class A*	6,422	225,605
EMCORE Corp.*	3,875	23,482
Finisar Corp.*	11,385	144,590
Harmonic, Inc.*	16,711	55,146
Ixia*	4,352	41,649
NETGEAR, Inc.*	2,838	106,056
Oclaro, Inc.*(a)	16,707	57,806
Optical Cable Corp.	300	720
PC-Tel, Inc.	1,200	5,748
Polycom, Inc.*	14,750	150,303
RELM Wireless Corp.*	2,881	11,351
ShoreTel, Inc.*	6,179	50,730
TESSCO Technologies, Inc.	1,910	31,553
Viavi Solutions, Inc.*	2,570	12,850
Westell Technologies, Inc., Class A*	14,436	15,880

		1,718,977

Construction & Engineering 3.0%
AECOM*	21,577	592,073
Aegion Corp.*	8,058	145,286
Ameresco, Inc., Class A*	4,900	26,705
Argan, Inc.	618	18,614
Chicago Bridge & Iron Co. NV	8,470	328,805
Comfort Systems USA, Inc.	4,488	127,190
Dycom Industries, Inc.*	5,998	397,428
EMCOR Group, Inc.	6,071	277,445
Fluor Corp.	11,016	494,508
Furmanite Corp.*	2,078	10,889
Goldfield Corp. (The)*	3,969	5,080
Granite Construction, Inc.	2,110	81,509
Great Lakes Dredge & Dock Corp.*	18,191	62,577
HC2 Holdings, Inc.*(a)	503	1,911
Integrated Electrical Services, Inc.*	1,457	17,877
Jacobs Engineering Group, Inc.*	14,616	573,386
Layne Christensen Co.*	4,132	21,156
MasTec, Inc.*	5,649	87,221
MYR Group, Inc.*	5,695	113,957
Northwest Pipe Co.*	2,416	23,121
Orion Marine Group, Inc.*	7,050	25,451
Primoris Services Corp.	3,003	61,231
Quanta Services, Inc.*	18,756	350,737
Sterling Construction Co., Inc.*	5,417	29,143
Tutor Perini Corp.*	12,868	169,986

		4,043,286

Construction Materials 0.0%†
United States Lime & Minerals, Inc.	750	41,228

Consumer Finance 0.4%
Asta Funding, Inc.*	2,269	16,995
Atlanticus Holdings Corp.*	1,995	6,045
Cash America International, Inc.	5,300	158,682
Consumer Portfolio Services, Inc.*	1,523	6,762
Emergent Capital, Inc.*	2,976	13,094
Encore Capital Group, Inc.*(a)	2,812	64,451
EZCORP, Inc., Class A*	5,930	18,027
First Marblehead Corp. (The)*	1,274	4,816
Green Dot Corp., Class A*	1,930	34,296
Nelnet, Inc., Class A	4,237	137,575
PRA Group, Inc.*(a)	1,678	49,921

		510,664

Containers & Packaging 0.5%
Greif, Inc., Class A	4,741	125,305
Myers Industries, Inc.	2,934	33,418
Sonoco Products Co.	11,611	458,751

		617,474

Distributors 0.3%
Core-Mark Holding Co., Inc.	3,674	298,659
VOXX International Corp.*	5,943	25,496
Weyco Group, Inc.	618	16,562

		340,717

Diversified Consumer Services 0.8%
American Public Education, Inc.*	1,756	27,709
Apollo Education Group, Inc.*	1,172	9,306
Ascent Capital Group, Inc., Class A*	1,498	17,062
Bridgepoint Education, Inc.*	8,834	59,188
Career Education Corp.*	20,336	58,568
Carriage Services, Inc.	1,715	38,056
DeVry Education Group, Inc.(a)	6,468	128,713
Graham Holdings Co., Class B	900	436,221
K12, Inc.*	4,600	42,274
Regis Corp.*	10,909	162,980
Sotheby’s	3,669	86,185

		1,066,262

Diversified Financial Services 0.1%
GAIN Capital Holdings, Inc.	3,600	25,056
Marlin Business Services Corp.	1,601	25,088
NewStar Financial, Inc.*	6,586	50,449
PICO Holdings, Inc.*	6,104	53,593
Resource America, Inc., Class A	4,503	19,633

		173,819

Diversified Telecommunication Services 1.2%
Atlantic Tele-Network, Inc.	1,808	139,198
Consolidated Communications Holdings, Inc.	3,448	69,098
Frontier Communications Corp.(a)	166,350	756,892
General Communication, Inc., Class A*	10,987	199,084
Hawaiian Telcom Holdco, Inc.*	2,026	48,340
IDT Corp., Class B	278	3,531
Iridium Communications, Inc.*(a)	7,904	55,012
Lumos Networks Corp.*	2,013	23,311
ORBCOMM, Inc.*	8,498	62,035
Vonage Holdings Corp.*	22,506	115,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
Windstream Holdings, Inc.(a)	12,806	$73,891

		1,545,848

Electrical Equipment 1.0%
AZZ, Inc.	2,318	119,331
Babcock & Wilcox Enterprises, Inc.*	6,395	132,057
Encore Wire Corp.	3,906	145,342
EnerSys	6,126	296,682
Franklin Electric Co., Inc.	5,666	154,568
General Cable Corp.	9,116	106,840
Global Power Equipment Group, Inc.	1,629	4,268
LSI Industries, Inc.	4,939	56,996
Orion Energy Systems, Inc.*	3,156	6,407
Powell Industries, Inc.	1,396	34,956
PowerSecure International, Inc.*	1,093	12,001
Preformed Line Products Co.	281	10,627
Regal Beloit Corp.	4,072	228,887
SL Industries, Inc.*	580	17,400
Thermon Group Holdings, Inc.*	3,132	52,680
Ultralife Corp.*	3,374	18,996

		1,398,038

Electronic Equipment, Instruments & Components 5.9%
Anixter International, Inc.*	2,164	106,988
Arrow Electronics, Inc.*	13,484	695,774
Avnet, Inc.	18,826	751,534
AVX Corp.	16,821	193,105
Benchmark Electronics, Inc.*	5,200	109,200
Checkpoint Systems, Inc.	8,356	54,147
Coherent, Inc.*	2,505	193,561
CTS Corp.	6,185	97,414
Daktronics, Inc.	2,223	17,851
DTS, Inc.*	1,413	31,482
Electro Rent Corp.	5,979	52,256
Electro Scientific Industries, Inc.*	5,246	31,686
ePlus, Inc.*	892	84,481
Fabrinet*	3,029	75,452
Flextronics International Ltd.*	33,638	352,526
Frequency Electronics, Inc.*	900	7,992
Gerber Scientific, Inc.*(b)	4,000	0
II-VI, Inc.*	4,895	101,816
Ingram Micro, Inc., Class A	21,208	598,066
Insight Enterprises, Inc.*	8,590	202,982
Iteris, Inc.*	1,700	3,621
Itron, Inc.*	3,080	101,517
Jabil Circuit, Inc.	24,350	484,808
KEMET Corp.*	11,864	17,559
Key Tronic Corp.*	2,680	20,314
Kimball Electronics, Inc.*	7,266	72,951
Knowles Corp.*(a)	227	3,087
Littelfuse, Inc.	592	60,325
Mercury Systems, Inc.*	8,683	165,758
Methode Electronics, Inc.	1,175	30,620
Multi-Fineline Electronix, Inc.*	2,600	43,498
Napco Security Technologies, Inc.*	1,850	10,082
Newport Corp.*	7,821	119,114
OSI Systems, Inc.*	2,266	124,222
PAR Technology Corp.*	1,700	9,894
Park Electrochemical Corp.	1,738	28,295
PC Connection, Inc.	2,400	54,168
PCM, Inc.*	3,273	27,002
Plexus Corp.*	5,596	195,580
Radisys Corp.*	5,568	15,034
RF Industries Ltd.	443	1,830
Richardson Electronics Ltd.	2,700	13,905
Rofin-Sinar Technologies, Inc.*	6,775	172,695
Rogers Corp.*	2,587	122,805
Sanmina Corp.*	20,073	376,168
ScanSource, Inc.*	5,879	184,483
SMTC Corp.*	2,189	2,736
SYNNEX Corp.	6,727	564,732
Tech Data Corp.*	9,257	577,637
TTM Technologies, Inc.*	20,867	121,655
Vicon Industries, Inc.*	371	612
Vishay Intertechnology, Inc.	30,628	350,997
Vishay Precision Group, Inc.*	2,246	26,548
Wayside Technology Group, Inc.	200	3,650
Wireless Telecom Group, Inc.*	5,122	7,683

		7,873,898

Energy Equipment & Services 3.1%
Archrock, Inc.	14,869	89,214
Atwood Oceanics, Inc.(a)	6,737	41,298
Basic Energy Services, Inc.*(a)	11,347	26,098
Bristow Group, Inc.	5,890	137,001
C&J Energy Services Ltd.*(a)	6,638	16,329
Dawson Geophysical Co.*	5,561	17,684
Diamond Offshore Drilling, Inc.(a)	5,726	106,446
Dril-Quip, Inc.*	1,642	96,287
ENGlobal Corp.*	1,900	1,723
Era Group, Inc.*	5,757	52,849
Exterran Corp.*	7,434	122,810
Forum Energy Technologies, Inc.*	2,763	30,973
Gulf Island Fabrication, Inc.	3,273	28,541
GulfMark Offshore, Inc., Class A*(a)	5,722	21,686
Helix Energy Solutions Group, Inc.*	17,687	71,279
Helmerich & Payne, Inc.(a)	5,568	282,854
Hornbeck Offshore Services, Inc.*(a)	6,751	54,886
Matrix Service Co.*	4,874	92,411
McDermott International, Inc.*	38,989	107,610
Mitcham Industries, Inc.*	4,242	11,581
Nabors Industries Ltd.	31,597	232,554
Natural Gas Services Group, Inc.*	3,681	69,645
Newpark Resources, Inc.*	19,360	94,283
Noble Corp. PLC(a)	36,440	283,868
Oceaneering International, Inc.	11,679	395,334
Oil States International, Inc.*	1,358	38,336
Pacific Drilling SA*	9,233	3,657
Parker Drilling Co.*	32,999	45,209
Patterson-UTI Energy, Inc.	17,500	251,650
PHI, Inc., Non-Voting Shares*	2,915	52,849

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Pioneer Energy Services Corp.*	10,270	$14,070
Rowan Cos. PLC, Class A	18,204	230,281
RPC, Inc.(a)	13,047	162,696
SEACOR Holdings, Inc.*	4,636	213,302
Seventy Seven Energy, Inc.*	500	214
Superior Energy Services, Inc.	18,528	191,024
Tesco Corp.	9,448	64,246
TETRA Technologies, Inc.*	22,243	137,684
Tidewater, Inc.(a)	6,880	36,533
Transocean Ltd.(a)	12,152	126,624
Unit Corp.*	10,135	105,708
Willbros Group, Inc.*	8,018	15,555

		4,174,882

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	7,317	214,461
Ingles Markets, Inc., Class A	3,941	151,177
SpartanNash Co.	9,804	201,178
United Natural Foods, Inc.*	567	19,856
Village Super Market, Inc., Class A	817	21,455
Weis Markets, Inc.	3,145	127,750

		735,877

Food Products 3.2%
Alico, Inc.	847	25,723
Darling Ingredients, Inc.*	17,555	157,820
Dean Foods Co.	19,750	394,605
Diamond Foods, Inc.*	2,278	83,603
Fresh Del Monte Produce, Inc.	14,882	607,334
Ingredion, Inc.	9,113	917,861
John B. Sanfilippo & Son, Inc.	684	41,033
Landec Corp.*	5,776	69,485
Limoneira Co.	232	2,919
Omega Protein Corp.*	4,957	111,979
Pinnacle Foods, Inc.	14,505	622,119
Post Holdings, Inc.*	8,365	489,353
Sanderson Farms, Inc.(a)	2,842	230,827
Seaboard Corp.*	78	224,406
Seneca Foods Corp., Class A*	1,711	47,275
Snyder’s-Lance, Inc.(a)	5,692	179,696

		4,206,038

Gas Utilities 0.5%
UGI Corp.	21,574	733,516

Health Care Equipment & Supplies 1.3%
Analogic Corp.	1,442	106,809
AngioDynamics, Inc.*	8,170	92,484
Anika Therapeutics, Inc.*	1,185	44,580
CONMED Corp.	3,158	116,657
CryoLife, Inc.	3,416	33,579
Cutera, Inc.*	276	3,102
Cynosure, Inc., Class A*	4,639	167,932
Exactech, Inc.*	2,345	46,923
Greatbatch, Inc.*	3,041	117,413
Haemonetics Corp.*	5,868	185,664
Halyard Health, Inc.*	1,452	36,010
ICU Medical, Inc.*	1,117	107,511
Integra LifeSciences Holdings Corp.*	1,737	106,739
Invacare Corp.	10,801	166,443
Kewaunee Scientific Corp.	92	1,549
LeMaitre Vascular, Inc.	1,044	15,242
Merit Medical Systems, Inc.*	10,350	171,293
Misonix, Inc.*	600	4,608
OraSure Technologies, Inc.*	4,180	22,865
Orthofix International NV*	1,539	60,744
RTI Surgical, Inc.*	9,045	29,034
SeaSpine Holdings Corp.*	1,230	17,786
Symmetry Surgical, Inc.*	2,628	23,179

		1,678,146

Health Care Providers & Services 2.8%
Aceto Corp.	1,605	36,674
Addus HomeCare Corp.*	1,031	21,867
Air Methods Corp.*	3,780	147,193
Almost Family, Inc.*	1,742	66,614
Amsurg Corp.*	6,879	503,474
BioScrip, Inc.*(a)	5,164	9,244
BioTelemetry, Inc.*	245	2,313
Community Health Systems, Inc.*	5,748	123,467
Digirad Corp.	1,500	7,455
Five Star Quality Care, Inc.*	11,300	28,702
Hanger, Inc.*	5,565	75,072
Healthways, Inc.*	6,807	80,050
Kindred Healthcare, Inc.	14,154	136,728
LHC Group, Inc.*	4,529	171,740
LifePoint Health, Inc.*	7,780	542,966
Magellan Health, Inc.*	6,611	376,827
MedCath Corp.*(b)	2,115	0
Molina Healthcare, Inc.*	7,105	390,136
National HealthCare Corp.	1,300	82,095
Owens & Minor, Inc.	7,385	255,890
PharMerica Corp.*	4,637	137,673
Providence Service Corp. (The)*	1,595	70,818
Select Medical Holdings Corp.	21,613	205,972
SunLink Health Systems, Inc.*	700	490
Triple-S Management Corp., Class B*	6,848	152,642
Universal American Corp.	21,648	136,815

		3,762,917

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	10,678	147,143
Arrhythmia Research Technology, Inc.*	200	868
HMS Holdings Corp.*	909	10,953
Omnicell, Inc.*	3,700	103,563

		262,527

Hotels, Restaurants & Leisure 1.2%
Ark Restaurants Corp.	318	6,856
Belmond Ltd., Class A*	20,894	176,763
Biglari Holdings, Inc.*	2	756
Dover Motorsports, Inc.	1,000	2,220
Eldorado Resorts, Inc.*	1,630	16,822
Gaming Partners International Corp.*	341	3,137

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
International Speedway Corp., Class A	6,532	$223,003
Interval Leisure Group, Inc.	1,633	19,237
Luby’s, Inc.*	3,390	14,645
Marcus Corp. (The)	2,900	54,926
Marriott Vacations Worldwide Corp.	5,756	284,289
Monarch Casino & Resort, Inc.*	1,893	39,185
RCI Hospitality Holdings, Inc.*	1,853	15,324
Red Lion Hotels Corp.*	1,000	5,650
Ruby Tuesday, Inc.*	16,029	87,358
Speedway Motorsports, Inc.	7,147	134,864
Wendy’s Co. (The)	55,201	564,706

		1,649,741

Household Durables 2.6%
Bassett Furniture Industries, Inc.	1,614	48,275
CalAtlantic Group, Inc.	10,568	343,354
Cavco Industries, Inc.*	1,086	91,072
CSS Industries, Inc.	1,000	28,010
Emerson Radio Corp.*	3,000	2,910
Ethan Allen Interiors, Inc.	3,428	91,528
Flexsteel Industries, Inc.	1,648	71,886
Green Brick Partners, Inc.*(a)	7,385	43,424
Helen of Troy Ltd.*	5,106	456,323
Hooker Furniture Corp.	2,384	68,445
KB Home(a)	1,674	18,180
La-Z-Boy, Inc.	8,142	174,565
Lifetime Brands, Inc.	3,756	44,997
M.D.C. Holdings, Inc.	7,182	156,280
M/I Homes, Inc.*	5,757	103,165
Meritage Homes Corp.*	8,100	267,381
NACCO Industries, Inc., Class A	939	44,687
Orleans Homebuilders, Inc.*(b)	1,500	0
PulteGroup, Inc.	52,486	879,665
Skullcandy, Inc.*	7,551	24,012
Skyline Corp.*	1,050	4,725
Stanley Furniture Co., Inc.*	2,120	5,088
Toll Brothers, Inc.*	3,570	98,603
TopBuild Corp.*	39	1,044
TRI Pointe Group, Inc.*	25,241	266,040
UCP, Inc., Class A*	2,000	11,840
WCI Communities, Inc.*	2,219	46,466
William Lyon Homes, Class A*	2,125	23,078
ZAGG, Inc.*	1,082	9,976

		3,425,019

Household Products 0.1%
Central Garden & Pet Co.*	2,100	28,329
Central Garden & Pet Co., Class A*	6,539	90,369
Oil-Dri Corp. of America	461	17,287
Orchids Paper Products Co.	943	27,819

		163,804

Independent Power and Renewable Electricity Producers 0.3%
Calpine Corp.*	4,042	61,883
Ormat Technologies, Inc.	8,315	294,351

		356,234

Industrial Conglomerates 0.0%†
Raven Industries, Inc.	2,672	40,107

Information Technology Services 1.3%
Acxiom Corp.*	7,290	136,323
CACI International, Inc., Class A*	3,439	285,678
Ciber, Inc.*	18,848	61,256
Convergys Corp.	18,583	454,169
CSG Systems International, Inc.	1,227	42,871
Datalink Corp.*	3,720	26,710
Edgewater Technology, Inc.*	400	3,116
Everi Holdings, Inc.*	6,400	17,984
ExlService Holdings, Inc.*	1,435	62,652
Hackett Group, Inc. (The)	8,020	118,455
Higher One Holdings, Inc.*	3,300	11,517
ManTech International Corp., Class A	3,611	104,105
ModusLink Global Solutions, Inc.*	4,527	9,733
NCI, Inc., Class A	1,153	14,551
Perficient, Inc.*	4,670	88,963
StarTek, Inc.*	2,764	11,084
Sykes Enterprises, Inc.*	9,515	280,122

		1,729,289

Insurance 11.4%
Allied World Assurance Co. Holdings AG	12,828	469,377
Ambac Financial Group, Inc.*	5,108	71,716
American Equity Investment Life Holding Co.	14,026	255,133
American Financial Group, Inc.	11,885	843,597
American National Insurance Co.	2,668	259,276
AMERISAFE, Inc.	3,192	162,824
Argo Group International Holdings Ltd.	3,796	215,727
Aspen Insurance Holdings Ltd.	12,632	587,514
Assurant, Inc.	11,838	962,548
Assured Guaranty Ltd.	21,908	520,972
Axis Capital Holdings Ltd.	13,729	740,130
Baldwin & Lyons, Inc., Class B	664	16,421
Citizens, Inc.*(a)	2,376	15,397
CNO Financial Group, Inc.	27,867	484,886
Donegal Group, Inc., Class A	4,202	59,290
EMC Insurance Group, Inc.	2,194	51,032
Employers Holdings, Inc.	3,741	93,188
Endurance Specialty Holdings Ltd.	8,301	514,081
Enstar Group Ltd.*	778	124,130
FBL Financial Group, Inc., Class A	2,316	141,415
Federated National Holding Co.	1,720	42,553
First Acceptance Corp.*	3,404	6,978
First American Financial Corp.	223	7,665
Global Indemnity PLC*	2,101	63,177
Greenlight Capital Re Ltd., Class A*	3,173	61,620
Hallmark Financial Services, Inc.*	3,425	37,333
Hanover Insurance Group, Inc. (The)	5,871	478,428
HCI Group, Inc.(a)	400	13,300
Horace Mann Educators Corp.	5,225	160,512
Independence Holding Co.	2,090	32,061
Investors Title Co.	330	28,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Kemper Corp.	13,554	$468,426
Maiden Holdings Ltd.	15,409	197,235
MBIA, Inc.*	25,120	167,299
National General Holdings Corp.	2,932	58,024
National Western Life Group, Inc., Class A	223	51,453
Navigators Group, Inc. (The)*	2,405	210,702
Old Republic International Corp.	33,789	610,905
OneBeacon Insurance Group Ltd., Class A	1,800	23,112
PartnerRe Ltd.	6,493	911,617
Phoenix Cos., Inc. (The)*	919	33,773
Primerica, Inc.	2,249	101,228
ProAssurance Corp.	5,968	299,116
Reinsurance Group of America, Inc.	8,212	691,697
RenaissanceRe Holdings Ltd.	7,493	844,086
RLI Corp.	1,254	74,362
Safety Insurance Group, Inc.	2,144	120,964
Selective Insurance Group, Inc.	7,059	221,017
StanCorp Financial Group, Inc.	4,551	521,818
State Auto Financial Corp.	3,671	80,138
Stewart Information Services Corp.	6,309	223,717
Symetra Financial Corp.	22,081	707,034
United Fire Group, Inc.	5,098	196,936
Validus Holdings Ltd.	11,817	522,784
White Mountains Insurance Group Ltd.	567	404,322

		15,262,591

Internet & Catalog Retail 0.7%
1-800-FLOWERS.COM, Inc., Class A*	6,313	44,854
FTD Cos., Inc.*	6,119	151,139
Lands’ End, Inc.*(a)	995	21,671
Liberty TripAdvisor Holdings, Inc., Series A*	7,603	169,775
Liberty Ventures, Series A*	10,611	417,331
Shutterfly, Inc.*	2,872	119,619

		924,389

Internet Software & Services 0.7%
Bankrate, Inc.*	7,233	82,746
Blucora, Inc.*	9,727	83,944
BroadVision, Inc.*	530	2,994
Demand Media, Inc.*	2,200	11,088
DHI Group, Inc.*	9,958	92,709
EarthLink Holdings Corp.	27,776	164,434
IntraLinks Holdings, Inc.*	13,803	111,252
Limelight Networks, Inc.*	13,145	16,431
Marchex, Inc., Class B	5,787	22,106
Monster Worldwide, Inc.*	28,853	143,976
QuinStreet, Inc.*	1,905	7,258
Qumu Corp.*	1,201	3,759
RealNetworks, Inc.*	8,708	31,523
Reis, Inc.	561	12,651
RetailMeNot, Inc.*	814	7,407
Support.com, Inc.*	3,456	2,983
TechTarget, Inc.*	2,129	16,926
TheStreet, Inc.	8,732	11,439
United Online, Inc.*	3,514	37,284
XO Group, Inc.*	5,113	76,184

		939,094

Leisure Products 0.5%
Arctic Cat, Inc.	1,298	15,978
Callaway Golf Co.	23,624	205,765
Escalade, Inc.	1,700	20,570
JAKKS Pacific, Inc.*	744	5,543
Johnson Outdoors, Inc., Class A	1,510	32,465
Vista Outdoor, Inc.*	6,725	324,212

		604,533

Life Sciences Tools & Services 0.3%
Affymetrix, Inc.*(a)	22,911	321,441
Harvard Bioscience, Inc.*	8,872	26,350
Luminex Corp.*	2,319	44,502

		392,293

Machinery 4.0%
Actuant Corp., Class A	5,720	133,162
AGCO Corp.	11,377	554,856
Alamo Group, Inc.	3,290	174,469
Albany International Corp., Class A	4,353	147,654
Altra Industrial Motion Corp.	2,645	59,407
American Railcar Industries, Inc.(a)	3,556	161,442
Astec Industries, Inc.	4,508	168,148
Barnes Group, Inc.	9,800	318,598
Briggs & Stratton Corp.	11,092	218,069
Chart Industries, Inc.*	2,104	34,106
CIRCOR International, Inc.	1,486	52,738
Columbus McKinnon Corp.	2,396	34,263
Crane Co.	225	10,746
Douglas Dynamics, Inc.	3,542	70,344
Dynamic Materials Corp.	3,442	21,031
Eastern Co. (The)	399	6,627
EnPro Industries, Inc.	3,189	141,815
ESCO Technologies, Inc.	4,475	154,074
Federal Signal Corp.	8,450	124,976
FreightCar America, Inc.	1,066	20,307
Gencor Industries, Inc.*	499	5,883
Graham Corp.	678	11,729
Greenbrier Cos., Inc. (The)(a)	5,289	136,774
Hardinge, Inc.	3,600	31,788
Hurco Cos., Inc.	1,343	36,261
Hyster-Yale Materials Handling, Inc.	1,391	72,249
ITT Corp.	4,819	156,377
Kadant, Inc.	600	23,286
Key Technology, Inc.*	300	2,175
LB Foster Co., Class A	1,727	19,912
LS Starrett Co. (The), Class A	690	6,645
Lydall, Inc.*	2,211	62,461
Manitowoc Co., Inc. (The)(a)	13,665	215,087
MFRI, Inc.*	700	4,480
Miller Industries, Inc.	3,923	84,305

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Mueller Industries, Inc.	7,738	$196,932
NN, Inc.	4,118	49,910
Oshkosh Corp.	6,138	202,124
RBC Bearings, Inc.*	2,079	123,347
Standex International Corp.	218	15,744
Supreme Industries, Inc., Class A	1,565	9,108
Terex Corp.	3,088	69,171
Titan International, Inc.	7,730	23,190
TriMas Corp.*	4,446	76,871
Trinity Industries, Inc.	21,800	466,956
Twin Disc, Inc.	800	9,152
Valmont Industries, Inc.	2,545	271,272
Wabash National Corp.*	8,502	94,032
Watts Water Technologies, Inc., Class A	3,888	191,562
Woodward, Inc.	1,823	84,204

		5,359,819

Marine 0.5%
Golden Ocean Group Ltd.*	7,701	5,723
International Shipholding Corp.(a)	1,527	2,061
Kirby Corp.*	7,810	395,577
Matson, Inc.	6,764	273,333

		676,694

Media 1.8%
A H Belo Corp., Class A	5,287	31,616
Ballantyne Strong, Inc.*	3,804	16,890
Carmike Cinemas, Inc.*	1,124	24,930
Central European Media Enterprises Ltd., Class A*(a)	5,462	14,092
Cumulus Media, Inc., Class A*	33,273	8,728
E.W. Scripps Co. (The), Class A	4,279	81,215
Entercom Communications Corp., Class A*	8,252	86,564
Gannett Co., Inc.	1,977	29,339
Gray Television, Inc.*	18,869	248,127
Harte-Hanks, Inc.	15,557	53,205
John Wiley & Sons, Inc., Class A	4,579	191,402
Journal Media Group, Inc.	4,991	59,992
Madison Square Garden Co. (The), Class A*	1,640	252,691
Media General, Inc.*	6,766	109,880
Meredith Corp.	5,055	213,877
MSG Networks, Inc., Class A*	3,568	62,404
New Media Investment Group, Inc.	5,178	89,683
New York Times Co. (The), Class A	3,406	45,027
Orchard Enterprises, Inc.*(b)	200	0
Radio One, Inc., Class D*	7,300	10,512
Saga Communications, Inc., Class A	533	22,338
Salem Media Group, Inc., Class A	4,000	15,560
Scholastic Corp.(a)	2,656	91,181
Sinclair Broadcast Group, Inc., Class A	3,219	106,227
Sizmek, Inc.*	5,632	19,205
TEGNA, Inc.	13,661	328,001
Time, Inc.	10,390	155,850

		2,368,536

Metals & Mining 2.1%
A. M. Castle & Co.*(a)	5,579	10,265
Allegheny Technologies, Inc.	10,925	102,477
Ampco-Pittsburgh Corp.	2,015	20,996
Carpenter Technology Corp.	3,344	92,829
Century Aluminum Co.*(a)	12,804	60,435
Coeur Mining, Inc.*(a)	21,453	47,411
Commercial Metals Co.	21,652	301,396
Ferroglobe PLC	2,142	18,207
Friedman Industries, Inc.	1,708	8,198
Haynes International, Inc.	1,062	33,984
Hecla Mining Co.(a)	32,760	60,934
Kaiser Aluminum Corp.	1,073	83,415
Materion Corp.	6,595	161,512
Olympic Steel, Inc.	2,883	26,927
Reliance Steel & Aluminum Co.	10,251	583,692
Royal Gold, Inc.	3,312	98,665
Schnitzer Steel Industries, Inc., Class A	7,214	97,028
Steel Dynamics, Inc.	34,600	634,910
Stillwater Mining Co.*	8,998	58,937
SunCoke Energy, Inc.	14,908	56,352
Synalloy Corp.	400	2,820
TimkenSteel Corp.	2,796	25,192
United States Steel Corp.(a)	11,566	80,962
Universal Stainless & Alloy Products, Inc.*	2,462	16,840
Worthington Industries, Inc.	6,047	184,978

		2,869,362

Multiline Retail 0.6%
Dillard’s, Inc., Class A	6,260	440,767
Fred’s, Inc., Class A	10,280	169,620
Gordmans Stores, Inc.*(a)	2,434	6,109
J.C. Penney Co., Inc.*(a)	26,772	194,365

		810,861

Oil, Gas & Consumable Fuels 2.9%
Adams Resources & Energy, Inc.	928	31,246
Alon USA Energy, Inc.(a)	11,971	150,595
Bill Barrett Corp.*	6,715	24,845
Bonanza Creek Energy, Inc.*(a)	1,221	3,480
California Resources Corp.	189	270
Callon Petroleum Co.*	17,330	118,711
Clayton Williams Energy, Inc.*(a)	2,805	48,190
Cloud Peak Energy, Inc.*(a)	10,788	16,182
Comstock Resources, Inc.*(a)	13,801	24,152
Contango Oil & Gas Co.*	2,718	17,422
CVR Energy, Inc.(a)	5,163	180,808
Delek US Holdings, Inc.	13,041	221,958
Denbury Resources, Inc.(a)	21,886	34,142
DHT Holdings, Inc.	10,879	62,881
Dorian LPG Ltd.*(a)	3,109	32,893
Emerald Oil, Inc.*	665	537
Energy XXI Ltd.(a)	3,602	3,123
EnLink Midstream LLC	1,024	12,954
EP Energy Corp., Class A*(a)	5,079	18,995
GasLog Ltd.(a)	1,613	12,049
Gastar Exploration, Inc.*(a)	7,400	8,806
Green Plains, Inc.	9,109	172,616
Jones Energy, Inc., Class A*	1,251	2,640
Kosmos Energy Ltd.*	2,578	11,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
LinnCo LLC(a)	1,400	$1,386
Matador Resources Co.*	2,773	44,451
Newfield Exploration Co.*	19,307	561,254
Nordic American Tankers Ltd.(a)	457	5,808
Northern Oil and Gas, Inc.*(a)	10,054	33,178
Overseas Shipholding Group, Inc., Class A*	340	908
Overseas Shipholding Group, Inc., Class B*	3,400	10,166
Panhandle Oil and Gas, Inc., Class A	171	2,468
PBF Energy, Inc., Class A	11,234	393,078
PDC Energy, Inc.*(a)	4,530	257,621
Peabody Energy Corp.(a)	1,870	8,322
Renewable Energy Group, Inc.*	11,439	79,272
Rice Energy, Inc.*	3,564	41,592
Ring Energy, Inc.*	279	1,543
RSP Permian, Inc.*	7,526	177,237
Scorpio Tankers, Inc.	26,623	162,400
Ship Finance International Ltd.(a)	9,817	131,450
SM Energy Co.(a)	5,622	78,596
Stone Energy Corp.*	11,501	35,423
Synergy Resources Corp.*	10,975	69,582
Targa Resources Corp.	1,020	22,919
Teekay Tankers Ltd., Class A	5,819	26,593
Triangle Petroleum Corp.*(a)	25,328	11,494
VAALCO Energy, Inc.*	16,300	22,983
Western Refining, Inc.	10,910	358,939
WPX Energy, Inc.*	23,545	127,614

		3,877,553

Paper & Forest Products 1.0%
Boise Cascade Co.*	4,262	88,053
Clearwater Paper Corp.*	2,700	105,732
Domtar Corp.	16,668	537,543
KapStone Paper and Packaging Corp.	12,954	191,460
Mercer International, Inc.	9,600	70,560
P.H. Glatfelter Co.	5,872	86,671
Resolute Forest Products, Inc.*	12,249	69,084
Schweitzer-Mauduit International, Inc.	3,518	147,756

		1,296,859

Personal Products 0.1%
Inter Parfums, Inc.	1,634	43,873
Mannatech, Inc.*	180	3,168
Nutraceutical International Corp.*	2,121	50,268

		97,309

Pharmaceuticals 0.5%
Cumberland Pharmaceuticals, Inc.*	3,851	19,101
Medicines Co. (The)*	4,487	155,071
Prestige Brands Holdings, Inc.*	8,368	390,618
Sagent Pharmaceuticals, Inc.*	839	12,677
SciClone Pharmaceuticals, Inc.*	9,673	77,287

		654,754

Professional Services 1.9%
CBIZ, Inc.*	10,512	106,171
CDI Corp.	3,055	15,703
CRA International, Inc.*	1,679	31,280
Franklin Covey Co.*	3,598	63,721
FTI Consulting, Inc.*	9,462	320,667
GP Strategies Corp.*	634	15,337
Heidrick & Struggles International, Inc.	3,433	90,494
Hill International, Inc.*	5,280	17,847
Hudson Global, Inc.*	3,050	8,235
Huron Consulting Group, Inc.*	3,076	172,594
ICF International, Inc.*	4,900	167,629
Kelly Services, Inc., Class A	11,298	187,321
Korn/Ferry International	9,135	281,449
ManpowerGroup, Inc.	2,903	221,644
Mistras Group, Inc.*	2,616	59,096
Navigant Consulting, Inc.*	10,803	170,579
On Assignment, Inc.*	5,540	214,121
Pendrell Corp.*	15,303	8,262
RCM Technologies, Inc.	400	1,988
Resources Connection, Inc.	10,511	158,821
RPX Corp.*	3,385	39,198
TrueBlue, Inc.*	4,454	101,729
VSE Corp.	1,299	77,940

		2,531,826

Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	7,464	226,159
AV Homes, Inc.*	2,103	21,493
Consolidated-Tomoka Land Co.	533	24,758
Forestar Group, Inc.*	6,786	61,617
FRP Holdings, Inc.*	468	14,209
Griffin Industrial Realty, Inc.	535	12,861
Realogy Holdings Corp.*	8,213	269,386

		630,483

Road & Rail 1.5%
AMERCO	300	109,995
ArcBest Corp.	7,253	148,904
Avis Budget Group, Inc.*	7,499	196,999
Celadon Group, Inc.	3,854	30,601
Covenant Transportation Group, Inc., Class A*	1,851	36,150
Genesee & Wyoming, Inc., Class A*	4,858	240,860
Heartland Express, Inc.(a)	2,687	46,082
Knight Transportation, Inc.	9,587	234,594
Marten Transport Ltd.	10,682	179,244
PAM Transportation Services, Inc.*	932	24,074
Patriot Transportation Holding, Inc.*	156	3,488
Roadrunner Transportation Systems, Inc.*	3,825	30,294
Ryder System, Inc.	7,358	391,225
Saia, Inc.*	3,270	69,945
USA Truck, Inc.*	1,450	23,446
Werner Enterprises, Inc.	9,675	233,651

		1,999,552

Semiconductors & Semiconductor Equipment 3.4%
Alpha & Omega Semiconductor Ltd.*	1,600	15,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Amkor Technology, Inc.*	17,671	$108,500
Axcelis Technologies, Inc.*	25,191	66,000
AXT, Inc.*	4,715	11,835
Brooks Automation, Inc.	23,201	221,106
Cabot Microelectronics Corp.*	2,219	90,180
Cascade Microtech, Inc.*	1,518	24,060
Cirrus Logic, Inc.*	2,779	96,487
Cohu, Inc.	5,275	63,880
Cree, Inc.*	2,132	59,760
Diodes, Inc.*	5,923	113,307
Entegris, Inc.*	15,136	176,486
Fairchild Semiconductor International, Inc.*	30,633	627,670
First Solar, Inc.*	14,383	987,537
GigOptix, Inc.*	427	1,332
GSI Technology, Inc.*	2,857	9,857
IXYS Corp.	8,521	101,656
Kulicke & Soffa Industries, Inc.*	16,503	167,010
Lattice Semiconductor Corp.*	27,371	133,023
MaxLinear, Inc., Class A*	1,601	24,623
Microsemi Corp.*	8,469	268,453
MKS Instruments, Inc.	14,152	501,547
NeoPhotonics Corp.*	6,970	62,521
ON Semiconductor Corp.*	8,986	76,920
Photronics, Inc.*	13,655	163,041
Rubicon Technology, Inc.*	5,791	6,023
Rudolph Technologies, Inc.*	8,814	112,907
Sigma Designs, Inc.*	8,961	59,411
Ultra Clean Holdings, Inc.*	5,880	30,341
Ultratech, Inc.*	7,083	142,864
Xcerra Corp.*	1,296	7,102

		4,530,719

Software 0.7%
Aware, Inc.*	1,965	5,816
BSQUARE Corp.*	700	4,305
EnerNOC, Inc.*(a)	4,864	25,536
Epiq Systems, Inc.	6,249	78,238
GSE Systems, Inc.*	2,512	5,300
Progress Software Corp.*	1,449	37,515
Rovi Corp.*	19,914	387,526
Seachange International, Inc.*	7,775	48,361
Tangoe, Inc.*	206	1,724
TeleCommunication Systems, Inc., Class A*	14,283	70,844
Telenav, Inc.*	2,119	12,205
Zynga, Inc., Class A*	87,335	214,844

		892,214

Specialty Retail 3.4%
Aaron’s, Inc.	12,312	281,699
Abercrombie & Fitch Co., Class A	5,740	150,618
American Eagle Outfitters, Inc.(a)	10,355	151,597
Ascena Retail Group, Inc.*	14,245	105,128
AutoNation, Inc.*	2,908	125,771
Barnes & Noble Education, Inc.*	10,488	115,578
Barnes & Noble, Inc.	16,595	145,538
bebe stores, inc.(a)	22,178	8,565
Big 5 Sporting Goods Corp.	1,914	23,293
Build-A-Bear Workshop, Inc.*	3,938	51,509
Caleres, Inc.	7,063	189,853
Cato Corp. (The), Class A	1,670	67,351
Chico’s FAS, Inc.	536	5,569
Children’s Place, Inc. (The)	2,853	185,730
Christopher & Banks Corp.*	6,160	10,657
Citi Trends, Inc.	4,439	91,710
Conn’s, Inc.*	300	3,696
Destination XL Group, Inc.*	3,571	15,355
DSW, Inc., Class A	469	11,261
Express, Inc.*	8,403	142,515
Finish Line, Inc. (The), Class A	5,036	95,382
GameStop Corp., Class A(a)	13,474	353,154
Genesco, Inc.*	3,135	207,349
Group 1 Automotive, Inc.	3,291	176,562
Guess?, Inc.	8,128	150,693
Haverty Furniture Cos., Inc.	4,796	90,884
hhgregg, Inc.*(a)	6,217	11,315
Kirkland’s, Inc.	515	6,092
MarineMax, Inc.*	7,037	118,996
Men’s Wearhouse, Inc. (The)	8,345	114,410
New York & Co., Inc.*	7,295	16,049
Office Depot, Inc.*	16,871	86,886
Penske Automotive Group, Inc.	11,425	358,402
Pep Boys-Manny, Moe & Jack (The)*	12,500	231,125
Perfumania Holdings, Inc.*	220	493
Rent-A-Center, Inc.	12,897	175,657
Shoe Carnival, Inc.	5,581	129,423
Sonic Automotive, Inc., Class A	4,342	74,335
Stage Stores, Inc.(a)	3,860	32,038
Stein Mart, Inc.	2,527	18,599
Systemax, Inc.*	3,470	29,495
Tandy Leather Factory, Inc.*	1,309	9,516
Tilly’s, Inc., Class A*	900	5,841
Trans World Entertainment Corp.*	2,150	7,052
Vitamin Shoppe, Inc.*	3,913	119,073
West Marine, Inc.*	3,667	30,326
Zumiez, Inc.*(a)	3,018	54,656

		4,586,796

Technology Hardware, Storage & Peripherals 0.8%
Astro-Med, Inc.	765	12,003
Electronics For Imaging, Inc.*	5,531	228,873
Hutchinson Technology, Inc.*	4,426	16,376
Imation Corp.*	6,274	5,268
Intevac, Inc.*	2,819	12,601
Lexmark International, Inc., Class A	8,866	250,110
QLogic Corp.*	19,088	244,708
Super Micro Computer, Inc.*	10,176	303,041
TransAct Technologies, Inc.	1,096	8,472

		1,081,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 0.6%
Charles & Colvard Ltd.*	3,368	$3,200
Culp, Inc.	1,828	46,285
Deckers Outdoor Corp.*	3,530	174,594
Delta Apparel, Inc.*	158	1,904
G-III Apparel Group Ltd.*	858	42,351
Iconix Brand Group, Inc.*(a)	6,497	43,140
Lakeland Industries, Inc.*	200	2,586
Movado Group, Inc.	3,816	98,071
Perry Ellis International, Inc.*	4,123	78,378
Rocky Brands, Inc.	1,932	21,040
Superior Uniform Group, Inc.	1,724	30,739
Tumi Holdings, Inc.*	3,436	59,408
Unifi, Inc.*	2,451	58,505
Wolverine World Wide, Inc.	8,607	145,544

		805,745

Thrifts & Mortgage Finance 2.8%
Astoria Financial Corp.	22,703	343,496
Atlantic Coast Financial Corp.*	235	1,304
Bank Mutual Corp.	8,483	66,846
BankFinancial Corp.	4,079	50,049
BBX Capital Corp., Class A*	488	6,544
Beneficial Bancorp, Inc.*	945	12,238
Brookline Bancorp, Inc.	19,194	214,205
Cape Bancorp, Inc.	600	7,950
Capitol Federal Financial, Inc.	22,999	282,198
Clifton Bancorp, Inc.	2,855	41,198
Dime Community Bancshares, Inc.	4,847	83,320
ESSA Bancorp, Inc.	1,116	15,077
EverBank Financial Corp.	12,158	171,063
Federal Agricultural Mortgage Corp., Class C	2,150	70,111
First Defiance Financial Corp.	1,726	67,193
First Financial Northwest, Inc.	4,800	64,944
First Place Financial Corp.*(b)	367	0
Flagstar Bancorp, Inc.*	9,056	168,894
Fox Chase Bancorp, Inc.	1,341	26,243
HF Financial Corp.	155	2,692
Hingham Institution for Savings	82	10,087
Home Bancorp, Inc.	983	25,076
HomeStreet, Inc.*	2,141	43,848
HopFed Bancorp, Inc.	12	138
Meridian Bancorp, Inc.	3,432	48,220
Meta Financial Group, Inc.	702	30,439
Northeast Community Bancorp, Inc.	300	2,070
Northfield Bancorp, Inc.	15,046	232,912
Northwest Bancshares, Inc.	12,876	161,851
OceanFirst Financial Corp.	2,296	40,685
Oritani Financial Corp.	5,415	90,539
PHH Corp.*	11,592	142,350
Provident Financial Holdings, Inc.	1,200	20,976
Provident Financial Services, Inc.	7,627	149,794
Pulaski Financial Corp.	573	8,148
Riverview Bancorp, Inc.	5,811	25,104
SI Financial Group, Inc.	1,087	15,175
Southern Missouri Bancorp, Inc.	598	14,203
Territorial Bancorp, Inc.	1,130	30,115
TrustCo Bank Corp.	12,974	71,357
United Community Financial Corp.	10,202	62,538
United Financial Bancorp, Inc.	6,168	69,698
Walker & Dunlop, Inc.*	3,358	80,458
Washington Federal, Inc.	20,793	443,931
Waterstone Financial, Inc.	3,065	42,450
Westfield Financial, Inc.	4,598	36,692
WSFS Financial Corp.	3,204	93,108

		3,687,527

Tobacco 0.1%
Alliance One International, Inc.*	2,540	24,740
Universal Corp.	3,217	176,066

		200,806

Trading Companies & Distributors 1.5%
Air Lease Corp.	14,672	377,951
Aircastle Ltd.	6,319	108,497
Applied Industrial Technologies, Inc.	4,795	184,320
Beacon Roofing Supply, Inc.*	6,182	250,371
CAI International, Inc.*	3,088	19,300
GATX Corp.	5,996	245,716
H&E Equipment Services, Inc.	2,093	24,383
Houston Wire & Cable Co.	5,159	28,426
Kaman Corp.	3,008	119,839
Lawson Products, Inc.*	1,501	29,089
MRC Global, Inc.*	9,302	93,485
Rush Enterprises, Inc., Class A*	7,111	135,820
TAL International Group, Inc.*	9,079	102,411
Titan Machinery, Inc.*(a)	5,779	49,064
Veritiv Corp.*	400	12,340
WESCO International, Inc.*	4,299	173,594
Willis Lease Finance Corp.*	606	10,732

		1,965,338

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	9,815	110,811

Water Utilities 0.0%†
Consolidated Water Co., Ltd.	4,041	46,997

Wireless Telecommunication Services 0.6%
Boingo Wireless, Inc.*	3,704	22,595
Shenandoah Telecommunications Co.	8,780	201,764
Spok Holdings, Inc.	5,414	97,506
Telephone & Data Systems, Inc.	14,522	336,765
United States Cellular Corp.*	3,375	127,035

		785,665

Total Common Stocks (cost $135,419,148)		132,507,295

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Convertible Bond 0.0%†

	Principal Amount	Market Value
Pharmaceuticals 0.0%†
Catalyst Biosciences, Inc., 0.00%, 02/19/18	$10,044	9,843

Total Convertible Bond (cost $10,044)		9,843

Right 0.0%†

	Number of Rights	Market Value

Wireless Telecommunication Services 0.0%†
Leap Wireless International, Inc.*(b)	11,649	29,355

Total Right (cost $—)		29,355

Warrants 0.0%†

	Number of Warrants	Market Value

Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc., expiring 12/13/14*(b)(c)	60	0

Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16*(a)(b)	1,235	0

Total Warrants (cost $—)		0

Mutual Fund 0.4%

	Shares	Market Value

Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(d)(e)	536,655	536,655

Total Mutual Fund (cost $536,655)		536,655

Repurchase Agreement 4.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $5,745,938, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $5,860,691.(e)	$5,745,775	$5,745,775

Total Repurchase Agreement (cost $5,745,775)		5,745,775

Total Investments (cost $141,711,622)(f) — 104.1%		138,828,923

Liabilities in excess of other assets — (4.1%)		(5,448,088)

NET ASSETS — 100.0%		$133,380,835

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $6,318,487.
(b)	Fair valued security.
(c)	Illiquid security.
(d)	Represents 7-day effective yield as of January 31, 2016.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $6,282,430.
(f)	At January 31, 2016, the tax basis cost of the Fund’s investments was $141,711,684, tax unrealized appreciation and depreciation were $23,426,315 and $(26,309,076), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$2,153,790	$—	$—	$2,153,790
Air Freight & Logistics	613,741	—	—	613,741
Airlines	435,941	—	—	435,941
Auto Components	1,147,535	—	—	1,147,535
Automobiles	39,904	—	—	39,904
Banks	14,629,923	—	—	14,629,923
Beverages	284,000	—	—	284,000
Biotechnology	327,847	—	—	327,847
Building Products	1,787,915	—	—	1,787,915
Capital Markets	926,971	—	—	926,971
Chemicals	3,411,935	—	—	3,411,935
Commercial Services & Supplies	4,508,907	—	—	4,508,907
Communications Equipment	1,718,977	—	—	1,718,977
Construction & Engineering	4,043,286	—	—	4,043,286
Construction Materials	41,228	—	—	41,228

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets: (Continued)
Common Stocks (Continued)
Consumer Finance	$510,664	$—	$—	$510,664
Containers & Packaging	617,474	—	—	617,474
Distributors	340,717	—	—	340,717
Diversified Consumer Services	1,066,262	—	—	1,066,262
Diversified Financial Services	173,819	—	—	173,819
Diversified Telecommunication Services	1,545,848	—	—	1,545,848
Electrical Equipment	1,398,038	—	—	1,398,038
Electronic Equipment, Instruments & Components	7,873,898	—	—	7,873,898
Energy Equipment & Services	4,174,882	—	—	4,174,882
Food & Staples Retailing	735,877	—	—	735,877
Food Products	4,206,038	—	—	4,206,038
Gas Utilities	733,516	—	—	733,516
Health Care Equipment & Supplies	1,678,146	—	—	1,678,146
Health Care Providers & Services	3,762,917	—	—	3,762,917
Health Care Technology	262,527	—	—	262,527
Hotels, Restaurants & Leisure	1,649,741	—	—	1,649,741
Household Durables	3,425,019	—	—	3,425,019
Household Products	163,804	—	—	163,804
Independent Power and Renewable Electricity Producers	356,234	—	—	356,234
Industrial Conglomerates	40,107	—	—	40,107
Information Technology Services	1,729,289	—	—	1,729,289
Insurance	15,262,591	—	—	15,262,591
Internet & Catalog Retail	924,389	—	—	924,389
Internet Software & Services	939,094	—	—	939,094
Leisure Products	604,533	—	—	604,533
Life Sciences Tools & Services	392,293	—	—	392,293
Machinery	5,359,819	—	—	5,359,819
Marine	676,694	—	—	676,694
Media	2,368,536	—	—	2,368,536
Metals & Mining	2,869,362	—	—	2,869,362
Multiline Retail	810,861	—	—	810,861
Oil, Gas & Consumable Fuels	3,877,553	—	—	3,877,553
Paper & Forest Products	1,296,859	—	—	1,296,859
Personal Products	97,309	—	—	97,309
Pharmaceuticals	654,754	—	—	654,754
Professional Services	2,531,826	—	—	2,531,826
Real Estate Management & Development	630,483	—	—	630,483
Road & Rail	1,999,552	—	—	1,999,552
Semiconductors & Semiconductor Equipment	4,530,719	—	—	4,530,719
Software	892,214	—	—	892,214
Specialty Retail	4,586,796	—	—	4,586,796
Technology Hardware, Storage & Peripherals	1,081,452	—	—	1,081,452
Textiles, Apparel & Luxury Goods	805,745	—	—	805,745
Thrifts & Mortgage Finance	3,687,527	—	—	3,687,527
Tobacco	200,806	—	—	200,806
Trading Companies & Distributors	1,965,338	—	—	1,965,338
Transportation Infrastructure	110,811	—	—	110,811
Water Utilities	46,997	—	—	46,997
Wireless Telecommunication Services	785,665	—	—	785,665

Total Common Stocks	$132,507,295	$—	$—	$132,507,295

Convertible Bond	—	9,843	—	9,843
Mutual Fund	536,655	—	—	536,655
Repurchase Agreement	—	5,745,775	—	5,745,775
Right	—	—	29,355	29,355
Warrants	—	—	—	—

Total	$133,043,950	$5,755,618	$29,355	$138,828,923

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide U.S. Small Cap Value Fund (Continued)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Rights	Total
Balance as of 10/31/15	$—	$29,355	$29,355
Accrued Accretion/(Amortization)	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Net Appreciation/(Depreciation)	—	—	—
Purchases*	—	—	—
Sales	—	—	—
Transfers Into Level 3	—	—	—
Transfers Out of Level 3	—	—	—

Balance as of 01/31/16	$—	$29,355	$29,355

Change in Unrealized Appreciation/(Depreciation) for Investments Still Held as of 01/31/16**	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero

.*	Purchases include all purchases of securities and securities received in corporate actions.
**	Included in the Statement of Operations under “Net change in unrealized appreciation/(depreciation) from investments”.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 97.9%
	Shares	Market Value
Aerospace & Defense 5.2%
Boeing Co. (The)	68,237	$8,197,311
Lockheed Martin Corp.	76,801	16,205,011

		24,402,322

Airlines 0.4%
Copa Holdings SA, Class A(a)	45,097	2,124,069

Banks 15.0%
BB&T Corp.	182,921	5,974,200
Fifth Third Bancorp	383,405	6,057,799
JPMorgan Chase & Co.	218,973	13,028,893
Park National Corp.	30,078	2,650,172
PNC Financial Services Group, Inc. (The)	135,749	11,762,651
SunTrust Banks, Inc.	72,596	2,655,562
U.S. Bancorp	155,351	6,223,361
Wells Fargo & Co.	428,556	21,526,368

		69,879,006

Beverages 1.8%
Dr. Pepper Snapple Group, Inc.	87,579	8,218,413

Chemicals 1.8%
Dow Chemical Co. (The)	72,575	3,048,150
LyondellBasell Industries NV, Class A	68,868	5,369,638

		8,417,788

Communications Equipment 3.9%
Cisco Systems, Inc.	441,368	10,500,145
Harris Corp.	86,352	7,510,033

		18,010,178

Diversified Telecommunication Services 3.5%
AT&T, Inc.	165,126	5,954,444
Verizon Communications, Inc.	211,990	10,593,140

		16,547,584

Electric Utilities 4.4%
Edison International	142,990	8,836,782
Entergy Corp.	52,064	3,674,677
PPL Corp.	225,294	7,898,808

		20,410,267

Energy Equipment & Services 2.6%
Helmerich & Payne, Inc.(a)	133,471	6,780,327
National Oilwell Varco, Inc.	159,367	5,185,802

		11,966,129

Health Care Equipment & Supplies 1.2%
Abbott Laboratories	147,722	5,591,278

Hotels, Restaurants & Leisure 1.7%
Darden Restaurants, Inc.	53,248	3,357,819
DineEquity, Inc.	55,634	4,724,439

		8,082,258

Household Products 1.3%
Kimberly-Clark Corp.	47,037	6,040,491

Independent Power and Renewable Electricity Producers 0.0%†
Talen Energy Corp.*	1	7

Industrial Conglomerates 3.0%
General Electric Co.	479,778	13,961,540

Information Technology Services 0.7%
Leidos Holdings, Inc.(a)	68,520	3,160,142

Insurance 7.0%
Aflac, Inc.	52,129	3,021,397
American Financial Group, Inc.	148,954	10,572,755
Chubb Ltd.	87,551	9,899,392
MetLife, Inc.	52,867	2,360,511
Travelers Cos., Inc. (The)	64,699	6,925,381

		32,779,436

Media 2.1%
John Wiley & Sons, Inc., Class A	58,458	2,443,544
Regal Entertainment Group, Class A(a)	424,131	7,316,260

		9,759,804

Multiline Retail 2.0%
Target Corp.	131,960	9,556,543

Multi-Utilities 0.8%
Ameren Corp.	86,310	3,877,045

Oil, Gas & Consumable Fuels 9.8%
Chevron Corp.	169,053	14,618,013
ConocoPhillips	257,541	10,064,702
Exxon Mobil Corp.	247,423	19,261,881
Williams Cos., Inc. (The)	83,663	1,614,696

		45,559,292

Pharmaceuticals 11.5%
AbbVie, Inc.	65,984	3,622,522
Eli Lilly & Co.	132,922	10,514,130
Johnson & Johnson	187,429	19,575,085
Merck & Co., Inc.	97,809	4,955,982
Pfizer, Inc.	489,898	14,936,990

		53,604,709

Real Estate Investment Trusts (REITs) 7.8%
Annaly Capital Management, Inc.	510,807	4,852,666
Apartment Investment & Management Co., Class A	77,565	3,036,670
Chimera Investment Corp.	450,351	5,579,849
Duke Realty Corp.	121,159	2,438,931
Four Corners Property Trust, Inc.	18,129	306,380
Macerich Co. (The)	112,972	8,808,427
Weingarten Realty Investors	323,368	11,282,309

		36,305,232

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	169,126	5,246,288
Texas Instruments, Inc.	137,817	7,294,654

		12,540,942

Software 2.1%
CA, Inc.	132,856	3,816,953
Microsoft Corp.	111,292	6,131,076

		9,948,029

Specialty Retail 1.2%
GameStop Corp., Class A(a)	82,055	2,150,662
Staples, Inc.	373,559	3,332,146

		5,482,808

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	74,923	$7,293,005

Textiles, Apparel & Luxury Goods 1.2%
Coach, Inc.	157,821	5,847,268

Tobacco 1.6%
Philip Morris International, Inc.	82,154	7,394,682

Total Common Stocks (cost $475,160,256)		456,760,267

Exchange Traded Fund 1.4%

	Shares	Market Value

Equity Fund 1.4%
Vanguard Value ETF	82,522	$6,407,008

Total Exchange Traded Fund (cost $6,470,769)		6,407,008

Mutual Fund 0.4%

	Shares	Market Value

Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	1,732,011	1,732,011

Total Mutual Fund (cost $1,732,011)		1,732,011

Repurchase Agreement 4.0%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $18,544,551, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $18,914,907.(c)	$18,544,026	18,544,026

Total Repurchase Agreement (cost $18,544,026)		18,544,026

Total Investments (cost $501,907,062)(d) — 103.7%		483,443,312
Liabilities in excess of other assets — (3.7%)		(17,051,024)

NET ASSETS — 100.0%		$466,392,288

*Denotes	a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $20,380,584.
(b)	Represents 7-day effective yield as of January 31, 2016.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $20,276,037.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $502,656,369, tax unrealized appreciation and depreciation were $25,898,542 and $(45,111,599), respectively.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust
SA	Stock Company

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$456,760,267	$—	$—	$456,760,267
Exchange Traded Fund	6,407,008	—	—	6,407,008
Mutual Fund	1,732,011	—	—	1,732,011
Repurchase Agreement	—	18,544,026	—	18,544,026

Total	$464,899,286	$18,544,026	$—	$483,443,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler Equity Income Fund (Continued)

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 6.3%
Lockheed Martin Corp.	60,300	$12,723,300
Raytheon Co.	60,300	7,732,872

		20,456,172

Biotechnology 9.4%
Amgen, Inc.	60,300	9,209,619
Biogen, Inc.*	60,300	16,465,518
Gilead Sciences, Inc.	60,300	5,004,900

		30,680,037

Communications Equipment 8.5%
ARRIS International PLC*	60,300	1,535,841
Brocade Communications Systems, Inc.	60,300	481,194
Ciena Corp.*	60,300	1,071,531
Cisco Systems, Inc.	60,300	1,434,537
F5 Networks, Inc.*	60,300	5,654,934
Harris Corp.	60,300	5,244,291
InterDigital, Inc.	60,300	2,715,912
Juniper Networks, Inc.	60,300	1,423,080
Motorola Solutions, Inc.	60,300	4,026,231
Nokia OYJ,ADR-FI	60,300	434,160
Polycom, Inc.*	60,300	614,457
QUALCOMM, Inc.	60,300	2,734,002
Viavi Solutions, Inc.*	60,300	301,500

		27,671,670

Diversified Telecommunication Services 0.7%
AT&T, Inc.	60,300	2,174,418

Electronic Equipment, Instruments & Components 2.0%
Amphenol Corp., Class A	60,300	2,989,071
Corning, Inc.	60,300	1,122,183
FLIR Systems, Inc.	60,300	1,763,172
LG Display Co., Ltd., ADR-KR	60,300	545,715

		6,420,141

Energy Equipment & Services 3.3%
Baker Hughes, Inc.	60,300	2,623,653
Halliburton Co.	60,300	1,916,937
National Oilwell Varco, Inc.	60,300	1,962,162
Schlumberger Ltd.	60,300	4,357,881

		10,860,633

Health Care Equipment & Supplies 4.1%
Baxter International, Inc.	60,300	2,206,980
Boston Scientific Corp.*	60,300	1,057,059
CONMED Corp.	60,300	2,227,482
Medtronic PLC	60,300	4,577,976
St. Jude Medical, Inc.	60,300	3,187,458

		13,256,955

Health Care Technology 0.4%
Veeva Systems, Inc., Class A*	60,300	1,453,230

Household Durables 0.9%
Garmin Ltd.	60,300	2,121,354
GoPro, Inc., Class A*(a)	60,300	690,435

		2,811,789

Information Technology Services 11.1%
Amdocs Ltd.	60,300	3,300,822
Automatic Data Processing, Inc.	60,300	5,010,327
Computer Sciences Corp.	60,300	1,933,821
DST Systems, Inc.	60,300	6,356,223
International Business Machines Corp.	60,300	7,524,837
MasterCard, Inc., Class A	60,300	5,368,509
Teradata Corp.*	60,300	1,467,702
Visa, Inc., Class A	60,300	4,491,747
Xerox Corp.	60,300	587,925

		36,041,913

Internet Software & Services 7.9%
Akamai Technologies, Inc.*	60,300	2,750,886
Alibaba Group Holding Ltd.,ADR-CN *	60,300	4,041,909
eBay, Inc.*	60,300	1,414,638
Facebook, Inc., Class A*	60,300	6,766,263
j2 Global, Inc.	60,300	4,372,353
VeriSign, Inc.*(a)	60,300	4,558,680
Yahoo!, Inc.*	60,300	1,779,453

		25,684,182

Life Sciences Tools & Services 3.2%
Agilent Technologies, Inc.	60,300	2,270,295
Thermo Fisher Scientific, Inc.	60,300	7,963,218

		10,233,513

Pharmaceuticals 4.9%
AstraZeneca PLC,ADR-UK	60,300	1,942,866
Bristol-Myers Squibb Co.	60,300	3,748,248
Novartis AG,ADR-CH	60,300	4,701,591
Valeant Pharmaceuticals International, Inc.*	60,300	5,440,266

		15,832,971

Semiconductors & Semiconductor Equipment 11.7%
Analog Devices, Inc.	60,300	3,247,758
Applied Materials, Inc.	60,300	1,064,295
ARM Holdings PLC,ADR-UK	60,300	2,597,724
Cypress Semiconductor Corp.*	60,300	473,958
First Solar, Inc.*	60,300	4,140,198
Intel Corp.	60,300	1,870,506
KLA-Tencor Corp.	60,300	4,039,497
Lam Research Corp.	60,300	4,328,937
Linear Technology Corp.	60,300	2,576,619
Microchip Technology, Inc.	60,300	2,702,043
NVIDIA Corp.	60,300	1,766,187
Teradyne, Inc.	60,300	1,171,629
Tessera Technologies, Inc.	60,300	1,737,846
Texas Instruments, Inc.	60,300	3,191,679
Xilinx, Inc.	60,300	3,031,281

		37,940,157

Software 18.5%
Activision Blizzard, Inc.	60,300	2,099,646
Adobe Systems, Inc.*	60,300	5,374,539
Autodesk, Inc.*	60,300	2,823,246
CA, Inc.	60,300	1,732,419
Check Point Software Technologies Ltd.*(a)	60,300	4,752,243
Citrix Systems, Inc.*	60,300	4,248,738
Intuit, Inc.	60,300	5,759,253
Microsoft Corp.	60,300	3,321,927
Mobileye NV*(a)	60,300	1,635,939

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Open Text Corp.	60,300	$2,946,258
Oracle Corp.	60,300	2,189,493
Progress Software Corp.*	60,300	1,561,167
PTC, Inc.*	60,300	1,785,483
Red Hat, Inc.*	60,300	4,224,015
salesforce.com, Inc.*	60,300	4,104,018
SAP SE,ADR-DE(a)	60,300	4,811,940
Symantec Corp.	60,300	1,196,352
Synopsys, Inc.*	60,300	2,586,870
VMware, Inc., Class A*(a)	60,300	2,758,725

		59,912,271

Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	60,300	5,869,602
EMC Corp.	60,300	1,493,631
HP, Inc.	60,300	585,513
NetApp, Inc.	60,300	1,322,379
QLogic Corp.*	60,300	773,046
SanDisk Corp.	60,300	4,263,210
Seagate Technology PLC(a)	60,300	1,751,715
Western Digital Corp.	60,300	2,893,194

		18,952,290

Wireless Telecommunication Services 0.4%
Telephone & Data Systems, Inc.	60,300	1,398,357

Total Common Stocks (cost $207,520,331)		321,780,699

Exchange Traded Fund 0.8%

	Shares	Market Value
Equity Fund 0.8%
Powershares QQQ Trust	23,475	2,444,452

Total Exchange Traded Fund (cost $2,419,306)		2,444,452

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.37%(b)(c)	1,569,380	1,569,380

Total Mutual Fund (cost $1,569,380)		1,569,380

Repurchase Agreement 5.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.34%, dated 01/29/16, due 02/01/16, repurchase price $16,803,272, collateralized by a U.S. Treasury Note, 2.00%, maturing 09/30/20; total market value $17,138,852.(c)	$16,802,796	16,802,796

Total Repurchase Agreement (cost $16,802,796)		16,802,796

Total Investments (cost $228,311,813)(d) — 105.6%		342,597,327
Liabilities in excess of other assets — (5.6%)		(18,015,871)

NET ASSETS — 100.0%		$324,581,456

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2016. The total value of securities on loan at January 31, 2016 was $18,428,411.
(b)	Represents 7-day effective yield as of January 31, 2016.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of January 31, 2016 was $18,372,176.
(d)	At January 31, 2016, the tax basis cost of the Fund’s investments was $236,906,328, tax unrealized appreciation and depreciation were $117,853,821 and $(12,162,822), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
CN	China
DE	Germany
FI	Finland
KR	South Korea
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
SE	European Public Limited Liability Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund (Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$321,780,699	$—	$—	$321,780,699
Exchange Traded Fund	2,444,452	—	—	2,444,452
Mutual Fund	1,569,380	—	—	1,569,380
Repurchase Agreement	—	16,802,796	—	16,802,796

Total	$325,794,531	$16,802,796	$—	$342,597,327

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

January 31, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds 96.0%

	Principal Amount	Market Value
Guam 1.1%
Guam Power Authority Revenue, Refunding, RB, AGM Insured, Series A, 5.00%, 10/01/22	$870,000	$1,055,545

Massachusetts 1.1%
Massachusetts State, Housing Finance Agency, Multi-Family, ETM, RB, Series A, 7.00%, 04/01/21	910,000	1,120,947

Puerto Rico 2.9%
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB, First Sub-Series A
5.75%, 08/01/37	1,400,000	539,000
6.38%, 08/01/39	3,000,000	1,173,750
6.00%, 08/01/42	1,000,000	387,490
6.50%, 08/01/44	2,000,000	785,000

		2,885,240

Wisconsin 90.9%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, RB
2.20%, 09/01/18	355,000	358,479
2.40%, 09/01/19	290,000	294,663
2.60%, 09/01/20	255,000	260,715
Beloit, Community Development Authority, Lease Revenue, RB
4.70%, 03/01/21	345,000	363,830
4.75%, 03/01/22	300,000	315,282
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	477,760
Brookfield Winchester LLC Callable Bond, RB, 3.60%, 06/01/35	1,530,000	1,587,543
Brookfield Wis Callable Bond, RB, 3.55%, 06/01/34	2,340,000	2,427,446
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB Series A, 1.20%, 06/01/17	500,000	502,800
4.25%, 06/01/17	500,000	505,175
Series A, 1.50%, 06/01/18	400,000	402,168
Series A, 1.75%, 06/01/19	300,000	301,350
Series A, 1.95%, 06/01/19	145,000	147,194
Series A, 2.20%, 06/01/20	250,000	255,632
Series A, 2.40%, 06/01/21	360,000	367,657
Series A, 2.60%, 06/01/22	245,000	249,829
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB Series B, 3.85%, 09/01/20	2,250,000	2,383,537
2.60%, 09/01/21	3,250,000	3,391,700
2.75%, 09/01/22	2,750,000	2,870,698
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, Prerefunded Balance, RB
6.00%, 12/01/29	1,000,000	1,144,390
6.15%, 12/01/32	1,000,000	1,148,600
Green Bay, Redevelopment Authority, Lease Revenue, Convention Center Project, Refunding, Special Tax Revenue
4.20%, 06/01/25	1,000,000	1,007,790
4.30%, 06/01/29	1,000,000	1,006,590
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB
2.65%, 12/01/24	350,000	335,202
2.80%, 12/01/25	200,000	190,926
2.90%, 12/01/26	200,000	190,720
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB
5.00%, 10/01/22	1,065,000	1,217,007
5.00%, 10/01/27	925,000	1,052,197
5.00%, 10/01/28	250,000	283,990
5.00%, 10/01/34	4,500,000	5,111,595
Milwaukee Housing Authority, RB, 3.63%, 07/01/35	1,000,000	1,030,210
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB
Series A, 5.00%, 08/01/17	1,000,000	1,060,700
Series A, 5.00%, 08/01/18	1,000,000	1,094,600
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured
2.75%, 04/01/21	1,080,000	1,149,995
3.20%, 04/01/23	1,000,000	1,075,980
4.10%, 04/01/32	2,500,000	2,679,450
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB
4.50%, 08/01/23	110,000	119,812
4.70%, 08/01/25	110,000	119,469
5.00%, 08/01/30	2,000,000	2,222,420
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,132,891
Neenah, Community Development Authority, Lease Revenue, RB
2.55%, 12/01/28	200,000	199,616
2.65%, 12/01/29	350,000	349,622
2.75%, 12/01/30	200,000	199,030
2.85%, 12/01/31	250,000	248,417
Series A, 4.75%, 12/01/32	400,000	443,660
Neenah, Community Development Authority, Lease Revenue, Refunding, RB
4.00%, 12/01/26	500,000	567,770
4.10%, 12/01/27	1,000,000	1,137,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
4.20%, 12/01/28	$500,000	$568,270
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,040,590
Redevelopment Authority of The City of Kaukauna, Lease Revenue, RB
3.75%, 06/01/32	425,000	444,359
4.00%, 06/01/35	375,000	391,504
4.13%, 06/01/40	375,000	389,486
Southeast Wisconsin Professional Baseball Park District, ETM, COP, NATL-RE Insured, 0.00%, 12/15/17	1,000,000	984,790
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, NATL-RE Insured
Series A, 5.50%, 12/15/18	250,000	282,483
Series A, 5.50%, 12/15/19	2,200,000	2,572,262
Series A, 5.50%, 12/15/20	1,000,000	1,206,080
Series A, 5.50%, 12/15/21	1,500,000	1,853,955
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, NATL-RE Insured
Series A, 5.50%, 12/15/23	1,025,000	1,291,664
Series A, 5.50%, 12/15/26	4,510,000	5,623,068
Sun Prairie, Community Development Authority, Tax Incremental District No. 8, Refunding, RB
Series A, 1.85%, 08/01/21	1,025,000	1,054,520
Series A, 2.05%, 08/01/22	750,000	775,177
Series A, 2.25%, 08/01/23	500,000	516,755
Series A, 2.40%, 08/01/24	250,000	257,703
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB
4.20%, 12/01/24	150,000	162,332
4.50%, 12/01/30	1,200,000	1,289,112
Weston, Community Development Authority, Lease Revenue, RB
Series A, 4.50%, 10/01/21	100,000	103,648
Series A, 4.63%, 10/01/25	825,000	849,676
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB
Series A, 5.00%, 12/15/29	750,000	853,140
Series A, 5.00%, 12/15/32	1,000,000	1,124,750
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	2,585,000	3,073,539
Wisconsin Dells, Community Development Authority, Lease Revenue, RB
Series A, 4.30%, 03/01/22	225,000	230,382
Series A, 4.45%, 03/01/25	300,000	306,513
Wisconsin Health and Educational Facilities Authority, Bellin Memorial Hospital Inc., Refunding, RB
3.00%, 12/01/27	150,000	153,270
4.00%, 12/01/35	500,000	524,200
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital Inc., RB, Series B, 4.40%, 07/01/38	3,000,000	3,072,090
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	590,000	631,813
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, NATL-RE Insured, 6.10%, 06/01/21	575,000	615,750
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB
Series E, 4.70%, 11/01/25	10,000	10,002
Series B, 4.30%, 05/01/27	1,000,000	1,004,230
Series E, 4.90%, 11/01/35	65,000	65,017
Series B, 4.40%, 05/01/37	500,000	501,235
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB
Series A, 4.10%, 11/01/19	465,000	511,086
Series A, 4.88%, 11/01/25	2,140,000	2,345,247
Series A, 5.38%, 11/01/30	2,055,000	2,242,663
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB
Series B, 2.00%, 04/01/19	150,000	153,652
Series B, 2.40%, 04/01/20	100,000	104,297
Series B, 2.80%, 04/01/21	150,000	159,784
Series B, 3.10%, 04/01/22	100,000	108,263
Series B, 3.45%, 04/01/24	100,000	110,275
Series B, 3.80%, 04/01/26	285,000	313,392
Series B, 4.30%, 04/01/30	115,000	127,218
Series A, 3.65%, 12/01/34	900,000	931,014
Series A, 4.25%, 12/01/35	1,500,000	1,513,785

		89,427,488

Total Municipal Bonds (cost $93,278,417)		94,489,220

Mutual Fund 4.0%

	Shares	Market Value
Money Market Fund 4.0%
Invesco Tax Free Cash Reserve Portfolio - Institutional Shares, 0.01%(a)	3,912,196	3,912,196

Total Mutual Fund (cost $3,912,196)		3,912,196

Mutual Fund (continued)
Total Investments (cost $97,190,613)(b)(c) — 100.0%		98,401,416
Liabilities in excess of other assets — 0.0%†		(4,532)

NET ASSETS — 100.0%		$98,396,884

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

(a)	Represents 7-day effective yield as of January 31, 2016.
(b)	At January 31, 2016, the tax basis cost of the Fund’s investments was $97,190,613, tax unrealized appreciation and depreciation were $5,905,750 and $(4,694,947), respectively.
(c)	Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where an entity has guaranteed, backed, or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. At January 31, 2016, the percentages attributed to Assured Guaranty Municipal Corporation and National Public Finance Guarantee Corporation were 9.18% and 14.66%, respectively.
†	Amount rounds to less than 0.1%.

AGM	Assured Guaranty Municipal Corporation
COP	Certificates of Participation
ETM	Escrowed to Maturity
LLC	Limited Liability Company
NATL	National Public Finance Guarantee Corporation
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

January 31, 2016 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund (Continued)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Funds’ (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets

• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., independent pricing service does not provide a price as there may be no market-based quotations or a price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments, otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of January 31, 2016. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$94,489,220	$—	$94,489,220
Mutual Fund	3,912,196	—	—	3,912,196

Total	$3,912,196	$94,489,220	$—	$98,401,416

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended January 31, 2016, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	March 29, 2016

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	March 29, 2016